UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments (unaudited)

As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Consumer Discretionary (13.0%)
*	Amazon.com Inc.	7,628,516	15,279,918
	Home Depot Inc.	21,303,404	4,413,000
	Walt Disney Co.	27,692,538	3,238,365
*	Netflix Inc.	8,108,082	3,033,477
	Comcast Corp. Class A	85,138,943	3,014,770
	McDonald's Corp.	14,445,225	2,416,542
	NIKE Inc. Class B	23,842,412	2,019,929
*	Booking Holdings Inc.	883,850	1,753,558
	Lowe's Cos. Inc.	15,100,488	1,733,838
	Starbucks Corp.	25,119,910	1,427,816
	TJX Cos. Inc.	11,675,646	1,307,906
*	Charter Communications Inc. Class A	3,324,272	1,083,314
	Twenty-First Century Fox Inc. Class A	19,635,580	909,716
	Target Corp.	9,800,255	864,481
	General Motors Co.	24,430,836	822,586
	Marriott International Inc. Class A	5,362,472	708,007
	Ross Stores Inc.	7,010,663	694,757
	Ford Motor Co.	72,890,218	674,235
	VF Corp.	6,053,008	565,654
	Dollar General Corp.	4,943,914	540,370
	Yum! Brands Inc.	5,908,899	537,178
*	O'Reilly Automotive Inc.	1,499,995	520,978
	Carnival Corp.	7,508,467	478,815
	Hilton Worldwide Holdings Inc.	5,551,899	448,482
	Twenty-First Century Fox Inc.	9,060,577	415,156
	Royal Caribbean Cruises Ltd.	3,190,514	414,575
	Aptiv plc	4,929,219	413,561
*	AutoZone Inc.	492,205	381,803
	CBS Corp. Class B	6,303,227	362,120
*	Dollar Tree Inc.	4,429,130	361,196
	Best Buy Co. Inc.	4,525,685	359,158
*	Ulta Beauty Inc.	1,057,259	298,274
	Expedia Group Inc.	2,213,677	288,841
	Omnicom Group Inc.	4,178,461	284,219
	Genuine Parts Co.	2,732,902	271,650
	Tapestry Inc.	5,364,116	269,654
	DR Horton Inc.	6,388,903	269,484
	MGM Resorts International	9,516,424	265,603
	Tiffany & Co.	2,029,086	261,691
	Darden Restaurants Inc.	2,310,618	256,918
	Lennar Corp. Class A	5,371,568	250,799
*	CarMax Inc.	3,288,379	245,543
	Advance Auto Parts Inc.	1,380,116	232,315
	Kohl's Corp.	3,105,578	231,521
	Wynn Resorts Ltd.	1,821,109	231,390
	Hasbro Inc.	2,175,715	228,711
	Viacom Inc. Class B	6,580,745	222,166
*	Norwegian Cruise Line Holdings Ltd.	3,793,526	217,862
*	Chipotle Mexican Grill Inc. Class A	455,245	206,918

*	Mohawk Industries Inc.	1,179,860	206,888
	Tractor Supply Co.	2,268,498	206,161
	PVH Corp.	1,427,700	206,160
*	Discovery Communications Inc.	6,710,481	198,496
	Macy's Inc.	5,712,409	198,392
*	Michael Kors Holdings Ltd.	2,778,763	190,512
*	LKQ Corp.	5,921,307	187,528
	BorgWarner Inc.	3,887,482	166,307
	Newell Brands Inc.	8,093,511	164,298
	Interpublic Group of Cos. Inc.	7,145,772	163,424
	Garmin Ltd.	2,249,495	157,577
*	DISH Network Corp. Class A	4,261,889	152,405
	Whirlpool Corp.	1,202,630	142,812
	Ralph Lauren Corp. Class A	1,028,773	141,508
	Harley-Davidson Inc.	3,101,493	140,498
	L Brands Inc.	4,252,506	128,851
	Nordstrom Inc.	2,134,866	127,686
	News Corp. Class A	9,509,140	125,426
	Hanesbrands Inc.	6,715,458	123,766
	PulteGroup Inc.	4,866,248	120,537
	Gap Inc.	4,036,560	116,455
	Foot Locker Inc.	2,178,610	111,066
	Leggett & Platt Inc.	2,424,895	106,186
	Goodyear Tire & Rubber Co.	4,416,461	103,301
*,^ Mattel Inc.		6,406,079	100,575
	H&R Block Inc.	3,830,759	98,642
*	TripAdvisor Inc.	1,906,822	97,381
*,^ Discovery Communications Inc. Class A		2,897,107	92,707
*,^ Under Armour Inc. Class A		3,466,353	73,556
*,^ Under Armour Inc.		3,551,313	69,109
	Lennar Corp. Class B	76,975	2,964
	News Corp. Class B	18,770	255
	Wyndham Hotels & Resorts Inc.	216	12
			59,950,261
Consumer Staples (6.7%)
	Procter & Gamble Co.	46,347,587	3,857,510
	Coca-Cola Co.	71,270,296	3,291,975
	PepsiCo Inc.	26,334,316	2,944,177
	Walmart Inc.	26,720,945	2,509,364
	Philip Morris International Inc.	28,944,452	2,360,131
	Altria Group Inc.	35,101,502	2,116,972
	Costco Wholesale Corp.	8,165,592	1,917,934
	Mondelez International Inc. Class A	27,306,497	1,173,087
	Walgreens Boots Alliance Inc.	15,706,488	1,145,003
	Colgate-Palmolive Co.	16,156,539	1,081,680
	Kimberly-Clark Corp.	6,473,208	735,615
	Constellation Brands Inc. Class A	3,125,549	673,931
	Sysco Corp.	8,903,684	652,195
	Kraft Heinz Co.	11,577,504	638,036
	Estee Lauder Cos. Inc. Class A	4,173,299	606,464
	Archer-Daniels-Midland Co.	10,421,666	523,897
	General Mills Inc.	11,096,226	476,250
	Kroger Co.	14,833,621	431,807
*	Monster Beverage Corp.	7,407,152	431,689
	Clorox Co.	2,384,778	358,694
	Kellogg Co.	4,711,721	329,915
	Tyson Foods Inc. Class A	5,509,610	327,987

McCormick & Co. Inc.	2,258,245	297,524
Church & Dwight Co. Inc.	4,570,207	271,333
Hershey Co.	2,602,990	265,505
Conagra Brands Inc.	7,293,833	247,771
JM Smucker Co.	2,118,881	217,418
Molson Coors Brewing Co. Class B	3,482,751	214,189
Hormel Foods Corp.	5,061,928	199,440
Brown-Forman Corp. Class B	3,139,544	158,704
^ Campbell Soup Co.	3,582,657	131,233
Coty Inc. Class A	8,394,135	105,430
		30,692,860
Energy (6.0%)
Exxon Mobil Corp.	78,832,570	6,702,345
Chevron Corp.	35,678,301	4,362,743
ConocoPhillips	21,637,982	1,674,780
Schlumberger Ltd.	25,771,986	1,570,029
EOG Resources Inc.	10,784,626	1,375,795
Occidental Petroleum Corp.	14,238,780	1,170,001
Valero Energy Corp.	7,957,993	905,222
Phillips 66	7,952,893	896,450
Halliburton Co.	16,383,100	664,007
Marathon Petroleum Corp.	8,258,914	660,465
Anadarko Petroleum Corp.	9,534,600	642,727
Kinder Morgan Inc.	35,337,130	626,527
Williams Cos. Inc.	22,517,776	612,258
* Concho Resources Inc.	3,728,816	569,577
Pioneer Natural Resources Co.	3,172,761	552,663
ONEOK Inc.	7,657,116	519,076
Andeavor	2,588,194	397,288
Devon Energy Corp.	9,473,477	378,371
Marathon Oil Corp.	15,903,553	370,235
Apache Corp.	7,121,510	339,482
Hess Corp.	4,687,139	335,505
National Oilwell Varco Inc.	7,124,101	306,906
Noble Energy Inc.	8,996,989	280,616
Baker Hughes a GE Co.	7,755,822	262,379
TechnipFMC plc	7,957,925	248,685
EQT Corp.	4,917,922	217,520
HollyFrontier Corp.	3,017,819	210,945
Cabot Oil & Gas Corp.	8,214,116	184,982
Cimarex Energy Co.	1,775,356	165,002
Helmerich & Payne Inc.	2,026,058	139,332
* Newfield Exploration Co.	3,719,756	107,241
		27,449,154
Financials (13.3%)
* Berkshire Hathaway Inc. Class B	34,890,665	7,470,440
JPMorgan Chase & Co.	62,579,363	7,061,455
Bank of America Corp.	172,961,669	5,095,451
Wells Fargo & Co.	80,707,965	4,242,011
Citigroup Inc.	46,858,716	3,361,644
US Bancorp	28,512,895	1,505,766
Goldman Sachs Group Inc.	6,538,031	1,466,088
American Express Co.	13,146,970	1,400,021
PNC Financial Services Group Inc.	8,645,208	1,177,391
Chubb Ltd.	8,625,756	1,152,746
Morgan Stanley	24,690,879	1,149,854

Charles Schwab Corp.	22,389,547	1,100,446
CME Group Inc.	6,341,833	1,079,443
BlackRock Inc.	2,287,997	1,078,402
S&P Global Inc.	4,683,072	915,025
American International Group Inc.	16,542,537	880,725
Bank of New York Mellon Corp.	17,129,595	873,438
MetLife Inc.	18,523,323	865,410
Capital One Financial Corp.	8,908,200	845,655
Intercontinental Exchange Inc.	10,677,576	799,644
Prudential Financial Inc.	7,764,144	786,663
Marsh & McLennan Cos. Inc.	9,402,637	777,786
Progressive Corp.	10,857,241	771,298
BB&T Corp.	14,419,816	699,938
Aon plc	4,518,149	694,801
Aflac Inc.	14,296,268	672,925
Travelers Cos. Inc.	4,984,042	646,480
Allstate Corp.	6,446,774	636,297
State Street Corp.	7,064,585	591,871
SunTrust Banks Inc.	8,578,564	572,962
Moody's Corp.	3,108,677	519,771
T. Rowe Price Group Inc.	4,528,221	494,391
Discover Financial Services	6,380,232	487,769
M&T Bank Corp.	2,677,299	440,523
Northern Trust Corp.	4,157,494	424,605
Synchrony Financial	12,687,731	394,335
Ameriprise Financial Inc.	2,641,474	390,040
KeyCorp	19,587,387	389,593
Regions Financial Corp.	20,526,508	376,661
Fifth Third Bancorp	12,405,934	346,374
Willis Towers Watson plc	2,434,743	343,153
Citizens Financial Group Inc.	8,861,096	341,772
Hartford Financial Services Group Inc.	6,673,234	333,395
* SVB Financial Group	990,828	307,979
Huntington Bancshares Inc.	20,557,186	306,713
* Berkshire Hathaway Inc. Class A	934	298,880
MSCI Inc. Class A	1,654,170	293,466
Principal Financial Group Inc.	4,931,055	288,911
Comerica Inc.	3,191,443	287,868
Lincoln National Corp.	4,035,052	273,012
Loews Corp.	5,178,575	260,120
* E*TRADE Financial Corp.	4,836,269	253,372
Arthur J Gallagher & Co.	3,401,180	253,184
Raymond James Financial Inc.	2,444,676	225,032
Cincinnati Financial Corp.	2,816,146	216,308
Cboe Global Markets Inc.	2,080,719	199,666
Nasdaq Inc.	2,144,235	183,975
Zions Bancorporation	3,618,906	181,488
Invesco Ltd.	7,655,239	175,152
Everest Re Group Ltd.	760,678	173,792
Franklin Resources Inc.	5,689,927	173,031
Torchmark Corp.	1,930,126	167,323
Unum Group	4,071,659	159,080
Affiliated Managers Group Inc.	995,113	136,052
Jefferies Financial Group Inc.	5,402,617	118,641
People's United Financial Inc.	6,498,639	111,257
Assurant Inc.	983,077	106,123

* Brighthouse Financial Inc.	2,233,264	98,800
		60,903,683
Health Care (15.0%)
Johnson & Johnson	49,952,357	6,901,917
Pfizer Inc.	109,151,395	4,810,302
UnitedHealth Group Inc.	17,918,150	4,766,945
Merck & Co. Inc.	49,519,854	3,512,938
AbbVie Inc.	28,195,407	2,666,722
Amgen Inc.	12,052,141	2,498,288
Medtronic plc	25,146,251	2,473,637
Abbott Laboratories	32,665,062	2,396,309
Eli Lilly & Co.	17,797,785	1,909,880
Bristol-Myers Squibb Co.	30,385,129	1,886,309
Gilead Sciences Inc.	24,137,642	1,863,667
Thermo Fisher Scientific Inc.	7,500,015	1,830,604
CVS Health Corp.	18,955,899	1,492,208
Anthem Inc.	4,840,207	1,326,459
* Biogen Inc.	3,750,801	1,325,196
Becton Dickinson and Co.	4,981,909	1,300,278
Danaher Corp.	11,465,711	1,245,864
Aetna Inc.	6,090,447	1,235,447
* Intuitive Surgical Inc.	2,117,905	1,215,678
* Celgene Corp.	13,096,434	1,172,000
Allergan plc	5,941,106	1,131,662
Stryker Corp.	5,779,817	1,026,958
* Illumina Inc.	2,737,137	1,004,694
* Express Scripts Holding Co.	10,468,433	994,606
* Boston Scientific Corp.	25,749,538	991,357
Cigna Corp.	4,531,292	943,642
* Vertex Pharmaceuticals Inc.	4,758,530	917,159
Humana Inc.	2,565,040	868,317
Zoetis Inc.	8,971,455	821,426
Baxter International Inc.	9,251,356	713,187
HCA Healthcare Inc.	5,025,684	699,173
* Edwards Lifesciences Corp.	3,898,651	678,755
* Regeneron Pharmaceuticals Inc.	1,442,821	582,957
* Alexion Pharmaceuticals Inc.	4,149,560	576,830
* Centene Corp.	3,821,740	553,312
* Align Technology Inc.	1,360,900	532,411
Zimmer Biomet Holdings Inc.	3,788,752	498,107
McKesson Corp.	3,719,546	493,398
Agilent Technologies Inc.	5,935,199	418,669
* IDEXX Laboratories Inc.	1,612,250	402,514
* Cerner Corp.	6,125,591	394,549
* IQVIA Holdings Inc.	3,017,649	391,510
* ABIOMED Inc.	835,597	375,810
* Mylan NV	9,599,485	351,341
* Laboratory Corp. of America Holdings	1,897,136	329,495
Cardinal Health Inc.	5,749,821	310,490
ResMed Inc.	2,657,604	306,528
* WellCare Health Plans Inc.	930,603	298,249
* Mettler-Toledo International Inc.	469,533	285,936
* Waters Corp.	1,435,058	279,377
AmerisourceBergen Corp. Class A	2,981,732	274,975
Quest Diagnostics Inc.	2,545,184	274,651
Cooper Cos. Inc.	915,258	253,664
* Henry Schein Inc.	2,852,195	242,522

* Incyte Corp.	3,283,070	226,795
* Hologic Inc.	5,066,442	207,623
Universal Health Services Inc. Class B	1,602,800	204,902
PerkinElmer Inc.	2,061,733	200,545
* Nektar Therapeutics Class A	3,211,272	195,759
* Varian Medical Systems Inc.	1,704,373	190,770
* DaVita Inc.	2,361,588	169,161
Perrigo Co. plc	2,343,839	165,944
Dentsply Sirona Inc.	4,139,641	156,230
* Envision Healthcare Corp.	2,256,905	103,208
		68,869,816
Industrials (9.7%)
Boeing Co.	9,948,397	3,699,809
3M Co.	10,922,684	2,301,519
Honeywell International Inc.	13,827,509	2,300,897
Union Pacific Corp.	13,769,478	2,242,084
United Technologies Corp.	14,003,854	1,957,879
General Electric Co.	161,825,311	1,827,008
Caterpillar Inc.	11,066,214	1,687,487
Lockheed Martin Corp.	4,613,243	1,595,998
United Parcel Service Inc. Class B	12,910,805	1,507,336
CSX Corp.	15,191,636	1,124,941
Raytheon Co.	5,311,518	1,097,678
FedEx Corp.	4,529,874	1,090,748
General Dynamics Corp.	5,185,657	1,061,608
Northrop Grumman Corp.	3,242,140	1,028,958
Norfolk Southern Corp.	5,214,215	941,166
Deere & Co.	5,989,494	900,401
Emerson Electric Co.	11,702,188	896,154
Illinois Tool Works Inc.	5,744,607	810,679
Eaton Corp. plc	8,067,934	699,732
Delta Air Lines Inc.	11,713,379	677,385
Waste Management Inc.	7,343,767	663,583
Johnson Controls International plc	17,221,901	602,766
Southwest Airlines Co.	9,602,262	599,661
Roper Technologies Inc.	1,924,308	569,999
^ Fortive Corp.	5,726,849	483,174
Ingersoll-Rand plc	4,567,506	467,256
Parker-Hannifin Corp.	2,464,408	453,279
PACCAR Inc.	6,526,818	445,064
Rockwell Automation Inc.	2,293,263	430,033
Rockwell Collins Inc.	3,060,446	429,901
Stanley Black & Decker Inc.	2,848,844	417,185
Cummins Inc.	2,797,459	408,625
* United Continental Holdings Inc.	4,263,595	379,716
Harris Corp.	2,187,908	370,216
* Verisk Analytics Inc. Class A	3,066,738	369,695
* IHS Markit Ltd.	6,642,079	358,407
AMETEK Inc.	4,317,939	341,635
* TransDigm Group Inc.	901,558	335,650
Textron Inc.	4,625,346	330,573
Cintas Corp.	1,602,898	317,069
American Airlines Group Inc.	7,630,826	315,382
L3 Technologies Inc.	1,458,417	310,089
Fastenal Co.	5,342,579	309,976
WW Grainger Inc.	846,705	302,621
Republic Services Inc. Class A	4,058,879	294,918

Equifax Inc.	2,241,981	292,735
Xylem Inc.	3,344,301	267,109
CH Robinson Worldwide Inc.	2,580,422	252,675
* United Rentals Inc.	1,541,149	252,132
Dover Corp.	2,751,693	243,607
Expeditors International of Washington Inc.	3,246,028	238,680
Kansas City Southern	1,900,806	215,323
Masco Corp.	5,721,030	209,390
Huntington Ingalls Industries Inc.	806,487	206,525
* Copart Inc.	3,805,783	196,112
JB Hunt Transport Services Inc.	1,628,768	193,726
Snap-on Inc.	1,050,168	192,811
Nielsen Holdings plc	6,632,387	183,452
Arconic Inc.	8,002,884	176,143
Jacobs Engineering Group Inc.	2,219,053	169,758
Robert Half International Inc.	2,279,755	160,449
Allegion plc	1,769,182	160,235
Alaska Air Group Inc.	2,293,564	157,935
Fluor Corp.	2,618,674	152,145
AO Smith Corp.	2,691,313	143,635
Fortune Brands Home & Security Inc.	2,651,739	138,845
Flowserve Corp.	2,434,844	133,162
Pentair plc	3,005,489	130,288
Rollins Inc.	1,819,600	110,431
* Stericycle Inc.	1,600,860	93,938
* Quanta Services Inc.	2,773,806	92,590
		44,519,771
Information Technology (26.2%)
Apple Inc.	85,435,882	19,286,296
Microsoft Corp.	142,780,208	16,329,772
* Facebook Inc. Class A	44,904,757	7,385,036
* Alphabet Inc. Class C	5,733,009	6,842,174
* Alphabet Inc. Class A	5,565,574	6,718,093
Visa Inc. Class A	33,081,275	4,965,169
Cisco Systems Inc.	85,117,356	4,140,959
Intel Corp.	85,855,764	4,060,119
Mastercard Inc. Class A	16,986,876	3,781,448
NVIDIA Corp.	11,320,817	3,181,376
Oracle Corp.	52,630,714	2,713,640
International Business Machines Corp.	16,995,356	2,569,868
* Adobe Systems Inc.	9,117,314	2,461,219
* salesforce.com Inc.	14,089,288	2,240,620
Accenture plc Class A	11,930,662	2,030,599
Broadcom Inc.	8,037,717	1,983,146
Texas Instruments Inc.	18,102,104	1,942,175
* PayPal Holdings Inc.	22,039,580	1,935,957
^ QUALCOMM Inc.	26,187,125	1,886,259
Automatic Data Processing Inc.	8,157,010	1,228,935
Activision Blizzard Inc.	14,195,630	1,180,934
Intuit Inc.	4,816,193	1,095,202
* Micron Technology Inc.	21,595,302	976,756
Cognizant Technology Solutions Corp. Class A	10,803,653	833,502
HP Inc.	29,462,359	759,245
Applied Materials Inc.	18,302,806	707,403
* Electronic Arts Inc.	5,675,491	683,840
Fidelity National Information Services Inc.	6,122,421	667,772
Analog Devices Inc.	6,920,362	639,857

*	Autodesk Inc.	4,070,412	635,432
*	Fiserv Inc.	7,539,599	621,112
*	eBay Inc.	17,318,851	571,868
	TE Connectivity Ltd.	6,487,819	570,474
	Corning Inc.	15,081,731	532,385
	Amphenol Corp. Class A	5,592,161	525,775
*,^ Advanced Micro Devices Inc.		15,973,526	493,422
	DXC Technology Co.	5,234,946	489,572
*	Red Hat Inc.	3,302,487	450,063
	Hewlett Packard Enterprise Co.	27,400,194	446,897
	Lam Research Corp.	2,933,995	445,087
	Paychex Inc.	5,960,426	438,985
	NetApp Inc.	4,827,236	414,611
	Motorola Solutions Inc.	3,021,179	393,176
*	Twitter Inc.	13,405,129	381,510
	Xilinx Inc.	4,709,087	377,528
	Global Payments Inc.	2,945,228	375,222
*	FleetCor Technologies Inc.	1,645,723	374,962
^	Microchip Technology Inc.	4,385,815	346,085
*	VeriSign Inc.	1,997,362	319,818
	Western Digital Corp.	5,424,607	317,557
	Total System Services Inc.	3,124,645	308,527
	Skyworks Solutions Inc.	3,332,566	302,297
	KLA-Tencor Corp.	2,906,905	295,661
*	ANSYS Inc.	1,569,664	293,025
*	Take-Two Interactive Software Inc.	2,119,743	292,503
	Broadridge Financial Solutions Inc.	2,166,075	285,814
*	Synopsys Inc.	2,767,055	272,859
*	Gartner Inc.	1,691,341	268,078
*	Citrix Systems Inc.	2,400,185	266,805
	CA Inc.	5,841,507	257,903
*	Arista Networks Inc.	961,498	255,624
	Symantec Corp.	11,578,632	246,393
*	Cadence Design Systems Inc.	5,264,692	238,596
*	Akamai Technologies Inc.	3,157,822	230,995
	Seagate Technology plc	4,868,904	230,543
*	F5 Networks Inc.	1,132,346	225,812
	Alliance Data Systems Corp.	879,185	207,628
	Juniper Networks Inc.	6,419,154	192,382
*	Qorvo Inc.	2,339,337	179,872
	Western Union Co.	8,326,886	158,710
	FLIR Systems Inc.	2,569,602	157,953
	Xerox Corp.	4,134,113	111,538
*	IPG Photonics Corp.	671,165	104,749
			120,133,179
Materials (2.4%)
	DowDuPont Inc.	42,963,418	2,762,977
	Praxair Inc.	5,354,719	860,664
	Ecolab Inc.	4,734,097	742,212
	Sherwin-Williams Co.	1,530,131	696,531
	Air Products & Chemicals Inc.	4,083,075	682,078
	LyondellBasell Industries NV Class A	5,944,377	609,358
	PPG Industries Inc.	4,506,516	491,796
	Freeport-McMoRan Inc.	26,979,741	375,558
	International Paper Co.	7,612,898	374,174
	Nucor Corp.	5,890,356	373,743
	Newmont Mining Corp.	9,931,746	299,939

Ball Corp.	6,404,326	281,726
Vulcan Materials Co.	2,462,987	273,884
WestRock Co.	4,751,093	253,898
Eastman Chemical Co.	2,631,247	251,863
CF Industries Holdings Inc.	4,347,129	236,658
International Flavors & Fragrances Inc.	1,647,768	229,238
FMC Corp.	2,505,063	218,391
Mosaic Co.	6,598,905	214,332
Martin Marietta Materials Inc.	1,172,424	213,323
Albemarle Corp.	2,018,083	201,364
Packaging Corp. of America	1,759,385	192,987
Avery Dennison Corp.	1,627,547	176,345
Sealed Air Corp.	2,958,238	118,773
		11,131,812
Real Estate (2.6%)
American Tower Corp.	8,208,301	1,192,666
Simon Property Group Inc.	5,757,477	1,017,634
Crown Castle International Corp.	7,724,282	859,944
Prologis Inc.	11,721,523	794,602
Equinix Inc.	1,480,367	640,836
Public Storage	2,790,059	562,560
AvalonBay Communities Inc.	2,573,577	466,203
Weyerhaeuser Co.	14,107,681	455,255
Equity Residential	6,857,285	454,364
Welltower Inc.	6,926,849	445,535
Digital Realty Trust Inc.	3,837,503	431,642
Ventas Inc.	6,636,571	360,897
Boston Properties Inc.	2,875,268	353,917
* SBA Communications Corp. Class A	2,138,323	343,479
Realty Income Corp.	5,400,064	307,210
Essex Property Trust Inc.	1,229,734	303,388
Host Hotels & Resorts Inc.	13,809,887	291,389
* CBRE Group Inc. Class A	5,885,454	259,549
Alexandria Real Estate Equities Inc.	1,969,832	247,785
Vornado Realty Trust	3,224,876	235,416
HCP Inc.	8,747,162	230,225
Mid-America Apartment Communities Inc.	2,119,941	212,376
Extra Space Storage Inc.	2,355,252	204,059
Regency Centers Corp.	3,154,433	203,997
UDR Inc.	4,980,812	201,374
Duke Realty Corp.	6,651,112	188,692
Iron Mountain Inc.	5,327,238	183,896
Federal Realty Investment Trust	1,368,177	173,033
SL Green Realty Corp.	1,611,565	157,176
Kimco Realty Corp.	7,847,682	131,370
Apartment Investment & Management Co.	2,927,009	129,169
Macerich Co.	1,970,921	108,972
		12,148,610
Telecommunication Services (2.0%)
AT&T Inc.	135,216,320	4,540,564
Verizon Communications Inc.	76,935,702	4,107,597
CenturyLink Inc.	17,697,719	375,192
		9,023,353
Utilities (2.8%)
NextEra Energy Inc.	8,781,500	1,471,779
Duke Energy Corp.	13,264,059	1,061,390

	Dominion Energy Inc.			12,172,941	855,514
	Southern Co.			18,882,799	823,290
	Exelon Corp.			17,985,293	785,238
	American Electric Power Co. Inc.			9,178,400	650,565
	Sempra Energy			5,091,653	579,175
	Public Service Enterprise Group Inc.			9,408,841	496,693
	Xcel Energy Inc.			9,478,578	447,484
*	PG&E Corp.			9,629,111	443,035
	Consolidated Edison Inc.			5,792,186	441,307
	Edison International			6,066,368	410,572
	WEC Energy Group Inc.			5,874,784	392,201
	PPL Corp.			13,024,832	381,107
	DTE Energy Co.			3,384,244	369,322
	Eversource Energy			5,900,059	362,500
	FirstEnergy Corp.			9,049,352	336,364
	American Water Works Co. Inc.			3,361,053	295,672
	Ameren Corp.			4,543,819	287,260
	Evergy Inc.			5,059,160	277,849
	Entergy Corp.			3,367,103	273,173
	CMS Energy Corp.			5,275,404	258,495
	CenterPoint Energy Inc.			9,162,771	253,351
	NRG Energy Inc.			5,649,327	211,285
	Alliant Energy Corp.			4,350,260	185,190
	AES Corp.			12,325,735	172,560
	NiSource Inc.			6,758,514	168,422
	Pinnacle West Capital Corp.			2,085,513	165,131
	SCANA Corp.			2,659,551	103,430
					12,959,354
Total Common Stocks (Cost $279,130,268)					457,781,853
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		2.209%		24,104,323	2,410,432

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.918%–1.954%	10/4/18	17,500	17,497
4	United States Treasury Bill	1.982%–1.995%	10/18/18	26,000	25,974
4	United States Treasury Bill	2.034%	11/15/18	10,000	9,974
4	United States Treasury Bill	2.059%	11/29/18	3,000	2,990
	United States Treasury Bill	2.280%	2/7/19	10,000	9,919
4	United States Treasury Bill	2.314%	2/28/19	32,000	31,696
					98,050
Total Temporary Cash Investments (Cost $2,508,409)					2,508,482
Total Investments (100.2%) (Cost $281,638,677)					460,290,335
Other Assets and Liabilities-Net (-0.2%)3					(995,651)
Net Assets (100%)					459,294,684

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $650,360,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $672,313,000 of collateral received for securities on loan.
4	Securities with a value of $69,435,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	11,123	1,623,402 3,386

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily

500 Index Fund

settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	457,298,679	483,174	—
Temporary Cash Investments	2,410,432	98,050	—
Futures Contracts—Liabilities[1]	(482)	—	—
Total	459,708,629	581,224	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Extended Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (98.8%)1
Consumer Discretionary (13.8%)
*,^	Tesla Inc.	1,772,418	469,283
	Las Vegas Sands Corp.	4,841,249	287,231
*	Liberty Global plc	8,143,156	229,311
*	Lululemon Athletica Inc.	1,403,247	228,014
*	Liberty Broadband Corp.	1,979,694	166,888
	Domino's Pizza Inc.	554,026	163,327
	Vail Resorts Inc.	531,031	145,726
*	Burlington Stores Inc.	889,223	144,872
	Aramark	3,229,528	138,934
*	Qurate Retail Group Inc. QVC Group Class A	5,909,679	131,254
	Lear Corp.	844,939	122,516
*	Wayfair Inc.	781,747	115,441
*	NVR Inc.	44,772	110,623
*	ServiceMaster Global Holdings Inc.	1,775,089	110,109
^	Sirius XM Holdings Inc.	17,262,647	109,100
	Service Corp. International	2,366,879	104,616
*	Liberty Media Corp-Liberty Formula One	2,708,363	100,724
*	Live Nation Entertainment Inc.	1,829,779	99,668
^	Autoliv Inc.	1,136,039	98,472
*	Liberty Media Corp-Liberty SiriusXM Class C	2,248,740	97,708
*	Five Below Inc.	734,773	95,565
*	Bright Horizons Family Solutions Inc.	775,830	91,424
	Pool Corp.	530,519	88,533
*,^	Caesars Entertainment Corp.	7,911,347	81,091
	Dunkin' Brands Group Inc.	1,097,136	80,881
	Polaris Industries Inc.	764,503	77,177
	Brunswick Corp.	1,134,500	76,034
	Gentex Corp.	3,506,318	75,246
	Wyndham Hotels & Resorts Inc.	1,302,951	72,405
*	Grand Canyon Education Inc.	627,513	70,783
*	Madison Square Garden Co. Class A	224,290	70,723
*	Liberty Global plc Class A	2,416,958	69,923
	Williams-Sonoma Inc.	1,029,113	67,633
*	GCI Liberty Inc. - Class A	1,317,868	67,211
	Six Flags Entertainment Corp.	953,233	66,555
*	Ollie's Bargain Outlet Holdings Inc.	669,090	64,300
*	Planet Fitness Inc. Class A	1,180,783	63,798
*,^	Veoneer Inc.	1,130,472	62,255
	Texas Roadhouse Inc. Class A	882,832	61,171
	Marriott Vacations Worldwide Corp.	539,115	60,246
	Carter's Inc.	607,909	59,940
	Toll Brothers Inc.	1,771,672	58,518
	Wyndham Destinations Inc.	1,294,612	56,134
	American Eagle Outfitters Inc.	2,252,914	55,940
	Cable One Inc.	63,289	55,923
	Cinemark Holdings Inc.	1,388,764	55,828
	Thor Industries Inc.	660,121	55,252
	World Wrestling Entertainment Inc. Class A	558,290	54,003
	Extended Stay America Inc.	2,494,470	50,463

	Nexstar Media Group Inc. Class A	616,115	50,152
	Wolverine World Wide Inc.	1,273,076	49,714
*	Skechers U.S.A. Inc. Class A	1,770,605	49,453
	Aaron's Inc.	864,012	47,054
*	Deckers Outdoor Corp.	395,356	46,881
	Hyatt Hotels Corp. Class A	583,118	46,410
^	Cracker Barrel Old Country Store Inc.	312,174	45,930
*	Helen of Troy Ltd.	345,667	45,248
	Signet Jewelers Ltd.	685,014	45,163
	Adient plc	1,130,018	44,421
*	Liberty Media Corp-Liberty SiriusXM Class A	994,962	43,221
	Churchill Downs Inc.	153,530	42,635
*	Roku Inc.	579,645	42,331
*	Hilton Grand Vacations Inc.	1,256,681	41,596
	Wendy's Co.	2,411,551	41,334
*	Urban Outfitters Inc.	1,008,977	41,267
	New York Times Co. Class A	1,735,688	40,181
*,^	iRobot Corp.	360,937	39,674
*,^	Eldorado Resorts Inc.	813,602	39,541
*	AMC Networks Inc. Class A	594,187	39,418
	Choice Hotels International Inc.	471,560	39,281
	Strategic Education Inc.	281,333	38,551
	Steven Madden Ltd.	710,341	37,577
	Tribune Media Co. Class A	976,238	37,517
*	Adtalem Global Education Inc.	776,851	37,444
	Boyd Gaming Corp.	1,105,161	37,410
	John Wiley & Sons Inc. Class A	615,650	37,308
*	Penn National Gaming Inc.	1,132,867	37,294
	Columbia Sportswear Co.	396,869	36,937
*	Chegg Inc.	1,286,223	36,567
	Delphi Technologies plc	1,150,354	36,075
*	Weight Watchers International Inc.	501,101	36,074
	Dick's Sporting Goods Inc.	1,005,910	35,690
*	Fox Factory Holding Corp.	508,522	35,622
*	Visteon Corp.	380,800	35,376
	Dave & Buster's Entertainment Inc.	532,020	35,230
	Lions Gate Entertainment Corp. Class B	1,507,617	35,127
	Dana Inc.	1,871,811	34,947
	TEGNA Inc.	2,896,435	34,641
*	Liberty Expedia Holdings Inc. Class A	734,611	34,556
*,^	RH	258,409	33,854
	Graham Holdings Co. Class B	57,486	33,302
*	Murphy USA Inc.	386,828	33,058
*,^	Tempur Sealy International Inc.	594,096	31,428
*	AutoNation Inc.	751,834	31,239
*	Liberty Broadband Corp. Class A	367,894	31,024
	Monro Inc.	442,640	30,808
*	Liberty Latin America Ltd.	1,490,627	30,752
	Cheesecake Factory Inc.	570,790	30,560
	DSW Inc. Class A	897,379	30,403
	Jack in the Box Inc.	360,492	30,220
*	Dorman Products Inc.	384,548	29,579
*	Shutterfly Inc.	446,249	29,403
*	National Vision Holdings Inc.	647,637	29,234
	Sinclair Broadcast Group Inc. Class A	1,027,272	29,123
*	Cavco Industries Inc.	114,102	28,868
*,^	Sally Beauty Holdings Inc.	1,553,700	28,573

	Callaway Golf Co.	1,165,731	28,316
	LCI Industries	340,582	28,200
*	SeaWorld Entertainment Inc.	892,285	28,045
	Tenneco Inc.	659,632	27,797
	Meredith Corp.	533,638	27,242
	Altice USA Inc. Class A	1,500,047	27,211
*	TopBuild Corp.	478,791	27,205
	KB Home	1,131,269	27,049
*	G-III Apparel Group Ltd.	560,659	27,018
	Bed Bath & Beyond Inc.	1,799,482	26,992
	Children's Place Inc.	210,950	26,959
*	Taylor Morrison Home Corp. Class A	1,488,760	26,857
	Wingstop Inc.	392,802	26,817
*	Cooper-Standard Holdings Inc.	218,199	26,180
*,^	Carvana Co. Class A	438,917	25,936
	Brinker International Inc.	550,612	25,730
*	TRI Pointe Group Inc.	2,030,913	25,183
	Lithia Motors Inc. Class A	304,421	24,859
*	Pinnacle Entertainment Inc.	737,432	24,844
	Red Rock Resorts Inc. Class A	932,096	24,840
	Bloomin' Brands Inc.	1,248,351	24,705
*	Sotheby's	497,277	24,461
*	American Axle & Manufacturing Holdings Inc.	1,343,089	23,423
	Penske Automotive Group Inc.	482,757	22,878
*	Gentherm Inc.	499,579	22,706
	Office Depot Inc.	6,901,796	22,155
	Big Lots Inc.	527,417	22,041
*	MSG Networks Inc.	834,965	21,542
	Tupperware Brands Corp.	639,522	21,392
*	Belmond Ltd. Class A	1,162,003	21,207
	Core-Mark Holding Co. Inc.	618,521	21,005
*	Michaels Cos. Inc.	1,293,594	20,995
	GameStop Corp. Class A	1,366,895	20,872
	Caleres Inc.	580,767	20,826
*	Floor & Decor Holdings Inc. Class A	687,878	20,753
	Oxford Industries Inc.	228,566	20,617
*	Meritage Homes Corp.	510,030	20,350
*	Groupon Inc. Class A	5,392,352	20,329
	La-Z-Boy Inc.	638,420	20,174
	Dine Brands Global Inc.	244,312	19,865
*	Crocs Inc.	930,483	19,810
	Sonic Corp.	457,065	19,809
*	Shake Shack Inc. Class A	307,274	19,361
	Cooper Tire & Rubber Co.	683,871	19,354
	Abercrombie & Fitch Co.	913,750	19,298
	Dillard's Inc. Class A	246,746	18,837
*	Gray Television Inc.	1,060,289	18,555
*	Scientific Games Corp.	720,059	18,289
	BJ's Restaurants Inc.	247,107	17,841
	Guess? Inc.	786,899	17,784
	MDC Holdings Inc.	599,649	17,738
	Scholastic Corp.	377,984	17,648
*	Sleep Number Corp.	469,844	17,281
*	Asbury Automotive Group Inc.	249,904	17,181
	Tailored Brands Inc.	663,825	16,722
	Sturm Ruger & Co. Inc.	233,505	16,124
	Group 1 Automotive Inc.	242,955	15,768

	Lions Gate Entertainment Corp. Class A	635,232	15,493
	Gannett Co. Inc.	1,522,775	15,243
*	Malibu Boats Inc. Class A	277,720	15,197
	Chico's FAS Inc.	1,736,521	15,056
	Nutrisystem Inc.	399,932	14,817
	International Speedway Corp. Class A	333,678	14,615
	AMC Entertainment Holdings Inc. Class A	712,097	14,598
	Papa John's International Inc.	282,817	14,503
*	Liberty TripAdvisor Holdings Inc. Class A	975,310	14,483
*	Vista Outdoor Inc.	775,844	13,880
	Standard Motor Products Inc.	281,989	13,879
*,^	Fossil Group Inc.	589,239	13,717
*	Liberty Media Corp-Liberty Braves	493,677	13,453
*	Career Education Corp.	900,841	13,450
*	Denny's Corp.	892,138	13,132
	Entercom Communications Corp. Class A	1,653,189	13,060
	Winnebago Industries Inc.	387,528	12,847
	Acushnet Holdings Corp.	465,997	12,782
	New Media Investment Group Inc.	812,943	12,755
*	Genesco Inc.	267,461	12,597
	Ruth's Hospitality Group Inc.	394,566	12,449
	EW Scripps Co. Class A	743,740	12,272
*	Liberty Latin America Ltd. Class A	568,980	11,858
*	Express Inc.	1,045,693	11,565
*,^	LGI Homes Inc.	243,144	11,535
*,^	Conn's Inc.	325,579	11,509
*	At Home Group Inc.	361,335	11,393
	Marcus Corp.	268,155	11,276
*	American Outdoor Brands Corp.	722,425	11,219
*	Laureate Education Inc. Class A	724,452	11,186
*	Installed Building Products Inc.	282,789	11,029
*	Liberty Media Corp-Liberty Formula One Class A	304,444	10,832
*	Stoneridge Inc.	364,332	10,828
*,^	GoPro Inc. Class A	1,497,072	10,779
*	Ascena Retail Group Inc.	2,287,900	10,456
*	Boot Barn Holdings Inc.	365,836	10,393
*	Modine Manufacturing Co.	690,726	10,292
*	Houghton Mifflin Harcourt Co.	1,384,781	9,693
*	Regis Corp.	468,569	9,573
*	K12 Inc.	533,226	9,438
*	PlayAGS Inc.	316,731	9,334
*	M/I Homes Inc.	381,394	9,127
	PetMed Express Inc.	275,965	9,110
	Movado Group Inc.	213,425	8,943
	Tower International Inc.	293,877	8,890
	Buckle Inc.	384,258	8,857
*,^	Stitch Fix Inc. Class A	201,598	8,824
^	Camping World Holdings Inc. Class A	413,340	8,812
	National CineMedia Inc.	821,394	8,699
*	Rent-A-Center Inc.	586,984	8,441
*	Playa Hotels & Resorts NV	875,815	8,434
*	Fiesta Restaurant Group Inc.	312,138	8,350
*	Party City Holdco Inc.	615,180	8,336
*	Century Communities Inc.	317,045	8,322
*	Loral Space & Communications Inc.	181,056	8,220
*	MCBC Holdings Inc.	227,860	8,176
*	America's Car-Mart Inc.	103,162	8,067

*	American Public Education Inc.	234,062	7,736
*	Universal Electronics Inc.	193,823	7,627
	Ethan Allen Interiors Inc.	362,924	7,531
*,^	Overstock.com Inc.	269,974	7,478
	Johnson Outdoors Inc. Class A	78,923	7,339
*	Monarch Casino & Resort Inc.	159,004	7,227
*,^	JC Penney Co. Inc.	4,303,884	7,144
*	Red Robin Gourmet Burgers Inc.	174,525	7,007
*	Unifi Inc.	244,107	6,916
*	Carrols Restaurant Group Inc.	471,631	6,886
	BBX Capital Corp. Class A	926,367	6,874
	Cato Corp. Class A	320,972	6,747
*,^	Noodles & Co. Class A	541,767	6,555
*	Zumiez Inc.	245,339	6,465
*	MarineMax Inc.	299,026	6,354
	Sonic Automotive Inc. Class A	324,959	6,288
*	Del Taco Restaurants Inc.	530,930	6,270
*	Chuy's Holdings Inc.	235,629	6,185
*	Motorcar Parts of America Inc.	255,243	5,985
*	William Lyon Homes Class A	375,523	5,967
	Haverty Furniture Cos. Inc.	267,613	5,914
*	Lumber Liquidators Holdings Inc.	381,602	5,911
*	Nautilus Inc.	409,593	5,714
*	ZAGG Inc.	384,867	5,677
	Citi Trends Inc.	193,507	5,567
*	1-800-Flowers.com Inc. Class A	469,129	5,536
	Superior Industries International Inc.	324,190	5,527
	Hooker Furniture Corp.	162,848	5,504
	Shoe Carnival Inc.	142,827	5,499
	Emerald Expositions Events Inc.	332,613	5,481
*	Lindblad Expeditions Holdings Inc.	359,450	5,345
*	tronc Inc.	318,202	5,196
*	Golden Entertainment Inc.	215,705	5,179
	Tilly's Inc. Class A	271,637	5,148
*	Hibbett Sports Inc.	259,704	4,882
	Winmark Corp.	29,338	4,870
*	Drive Shack Inc.	810,706	4,832
*	Beazer Homes USA Inc.	458,979	4,819
*	Perry Ellis International Inc.	174,804	4,777
	Entravision Communications Corp. Class A	952,170	4,666
*	Central European Media Enterprises Ltd. Class A	1,236,437	4,637
*	Habit Restaurants Inc. Class A	289,941	4,625
*	Potbelly Corp.	367,950	4,526
	Barnes & Noble Inc.	773,415	4,486
	Carriage Services Inc. Class A	197,806	4,263
*	Vera Bradley Inc.	278,014	4,242
*,^	Duluth Holdings Inc.	133,421	4,197
*	Lands' End Inc.	233,401	4,096
*	El Pollo Loco Holdings Inc.	311,843	3,914
*,^	Zoe's Kitchen Inc.	305,005	3,880
	Speedway Motorsports Inc.	213,791	3,816
*	Bojangles' Inc.	241,924	3,798
*,^	GNC Holdings Inc. Class A	912,506	3,778
*	Bridgepoint Education Inc. Class A	371,079	3,770
*	Del Frisco's Restaurant Group Inc.	451,129	3,744
*	Red Lion Hotels Corp.	297,399	3,717
	Clarus Corp.	331,237	3,660

	RCI Hospitality Holdings Inc.	121,812	3,607
	Tile Shop Holdings Inc.	496,866	3,553
	Culp Inc.	142,664	3,452
*,^	Funko Inc. Class A	145,658	3,451
*	Barnes & Noble Education Inc.	588,546	3,390
*	Green Brick Partners Inc.	329,614	3,329
*	Reading International Inc. Class A	209,927	3,317
	Nathan's Famous Inc.	39,865	3,285
	Clear Channel Outdoor Holdings Inc. Class A	547,129	3,255
*,^	Boston Omaha Corp. Class A	108,597	3,247
*,^	Daily Journal Corp.	13,381	3,225
*	Hovnanian Enterprises Inc. Class A	1,930,021	3,088
	Bassett Furniture Industries Inc.	144,743	3,076
	Skyline Champion Corp.	107,260	3,064
*,^	WideOpenWest Inc.	271,125	3,039
*	Liberty Media Corp-Liberty Braves	110,879	3,025
	Flexsteel Industries Inc.	101,432	3,017
*	Sportsman's Warehouse Holdings Inc.	511,241	2,991
*	Town Sports International Holdings Inc.	343,300	2,970
	Marine Products Corp.	129,451	2,963
*	AV Homes Inc.	146,504	2,930
*	Century Casinos Inc.	389,890	2,909
	Libbey Inc.	332,352	2,908
	Rocky Brands Inc.	99,344	2,811
*	Biglari Holdings Inc. Class B	15,491	2,809
*	Container Store Group Inc.	247,808	2,751
*	Hemisphere Media Group Inc. Class A	192,859	2,690
*	Kirkland's Inc.	257,904	2,602
	Weyco Group Inc.	71,804	2,526
*	Gaia Inc. Class A	157,524	2,426
*,^	Global Eagle Entertainment Inc.	826,736	2,331
*	Cambium Learning Group Inc.	194,902	2,308
*	Vitamin Shoppe Inc.	228,571	2,286
*	Shiloh Industries Inc.	207,670	2,284
*,^	Horizon Global Corp.	313,401	2,235
*,^	Tuesday Morning Corp.	679,825	2,175
	Saga Communications Inc. Class A	60,105	2,173
*	J Alexander's Holdings Inc.	174,027	2,071
*,^	Vuzix Corp.	305,008	1,998
*,^	Turtle Beach Corp.	93,141	1,857
*	VOXX International Corp. Class A	355,196	1,847
*	Francesca's Holdings Corp.	489,821	1,817
	Superior Group of Cos. Inc.	95,335	1,813
	CSS Industries Inc.	126,546	1,801
	Collectors Universe Inc.	117,632	1,741
*	Lee Enterprises Inc.	650,569	1,724
	Lifetime Brands Inc.	154,073	1,679
	Pier 1 Imports Inc.	1,113,455	1,670
*	Build-A-Bear Workshop Inc.	184,011	1,665
	Hamilton Beach Brands Holding Co. Class A	75,416	1,655
	Escalade Inc.	128,577	1,652
	Big 5 Sporting Goods Corp.	320,215	1,633
*	New Home Co. Inc.	194,068	1,564
*	New York & Co. Inc.	404,818	1,563
	Strattec Security Corp.	41,856	1,492
*	Delta Apparel Inc.	79,196	1,409
*	Biglari Holdings Inc.	1,513	1,395

*	Destination XL Group Inc.	512,322	1,281
*	Aspen Group Inc.	187,581	1,276
*	Lakeland Industries Inc.	93,447	1,243
*,^	Inspired Entertainment Inc.	195,412	1,192
*,^	Fluent Inc.	536,851	1,154
	Bluegreen Vacations Corp.	62,217	1,113
	Townsquare Media Inc. Class A	132,690	1,039
*,^	Fred's Inc. Class A	499,688	1,019
*	J. Jill Inc.	163,267	1,009
*,^	LiveXLive Media Inc.	255,400	1,001
*,^	Blue Apron Holdings Inc. Class A	565,694	973
*	JAKKS Pacific Inc.	378,435	965
	AH Belo Corp. Class A	209,330	963
*,^	Stein Mart Inc.	402,522	946
	Ark Restaurants Corp.	38,576	888
*	Full House Resorts Inc.	302,969	873
*	Ballantyne Strong Inc.	208,983	836
*	Sequential Brands Group Inc.	498,107	832
	Beasley Broadcast Group Inc. Class A	110,510	763
*,^	Famous Dave's of America Inc.	115,967	760
*	EVINE Live Inc.	627,996	722
*	Destination Maternity Corp.	147,492	687
^	Stage Stores Inc.	338,237	666
	Educational Development Corp.	57,944	663
*,^	Dover Downs Gaming & Entertainment Inc.	226,028	642
*	FTD Cos. Inc.	237,504	625
*	Tandy Leather Factory Inc.	82,294	605
*	Vince Holding Corp.	39,451	582
*	Universal Technical Institute Inc.	216,907	577
^	Chicken Soup For The Soul Entertainment Inc.	49,094	501
*,^	Cool Holdings Inc.	43,500	490
*	Urban One Inc.	239,794	480
*,^	Workhorse Group Inc.	443,667	475
	Crown Crafts Inc.	80,356	458
*	Good Times Restaurants Inc.	96,730	450
*,^	UQM Technologies Inc.	340,089	446
	Salem Media Group Inc. Class A	117,723	400
	Peak Resorts Inc.	80,901	396
	Dover Motorsports Inc.	181,111	389
*,^	Empire Resorts Inc.	41,451	385
*,^	Nova Lifestyle Inc.	210,360	366
*,^	Sears Holdings Corp.	360,489	349
*,^	Blink Charging Co.	137,597	337
*,^	Christopher & Banks Corp.	414,199	315
*	Ascent Capital Group Inc. Class A	176,914	313
*,^	Sonos Inc.	19,310	310
*	Emerson Radio Corp.	206,739	302
*,^	Differential Brands Group Inc.	73,890	300
*,^	Social Reality Inc.	74,416	291
*	ONE Group Hospitality Inc.	80,372	284
*	US Auto Parts Network Inc.	177,435	275
*	Dixie Group Inc.	168,576	270
	Unique Fabricating Inc.	33,139	268
*	Iconix Brand Group Inc.	840,129	261
	Gaming Partners International Corp.	27,699	251
*	Luby's Inc.	146,561	249
*	Lincoln Educational Services Corp.	104,241	236

*	Trans World Entertainment Corp.	247,358	235
	Harte-Hanks Inc.	32,072	229
*	Dolphin Entertainment Inc.	99,800	221
*	Insignia Systems Inc.	125,777	218
*,^	Papa Murphy's Holdings Inc.	41,113	213
*	Emmis Communications Corp. Class A	39,266	205
*,^	Kona Grill Inc.	86,359	199
*,^	Sears Hometown and Outlet Stores Inc.	65,252	186
	AMCON Distributing Co.	2,126	185
	Flanigan's Enterprises Inc.	6,352	178
*,^	Forward Industries Inc.	115,757	177
*	RLJ Entertainment Inc.	27,854	173
	FrontDoor Inc.	4,100	168
*	Rave Restaurant Group Inc.	103,389	148
*	Diversified Restaurant Holdings Inc.	101,747	142
*	Summer Infant Inc.	85,344	135
*	Charles & Colvard Ltd.	150,610	131
*	Cinedigm Corp. Class A	112,137	130
*	Sypris Solutions Inc.	85,553	116
*,^	Arcimoto Inc.	29,630	110
*	Nevada Gold & Casinos Inc.	42,560	102
*	McClatchy Co. Class A	11,280	96
	John Wiley & Sons Inc. Class B	1,480	91
*	Live Ventures Inc.	9,510	84
*,^	Naked Brand Group Ltd.	29,312	79
*	SPAR Group Inc.	80,427	79
*	NTN Buzztime Inc.	16,227	72
	FAT Brands Inc.	7,400	62
*,^	Cherokee Inc.	78,331	58
*,^	CDTi Advanced Materials Inc.	28,499	54
*,^	Chanticleer Holdings Inc.	19,975	50
*	Genius Brands International Inc.	23,009	47
*	YogaWorks Inc.	33,800	41
*	Level Brands Inc.	8,910	32
*	CafePress Inc.	21,383	31
*	Lovesac Co.	1,021	26
	Lennar Corp. Class A	471	22
*,^	XpresSpa Group Inc.	108,535	16
*	Xcel Brands Inc.	6,863	16
*	Koss Corp.	4,492	12
*,^	iPic Entertainment Inc. Class A	1,500	9
*,^	Alliance MMA Inc.	29,830	8
*,^	Comstock Holding Cos. Inc. Class A	2,809	7
	Bowl America Inc. Class A	400	6
*	CTI Industries Corp.	1,768	6
*,^	Urban One Inc. Class A	2,500	6
	P&F Industries Inc. Class A	574	5
	Canterbury Park Holding Corp.	209	3
*	Edison Nation Inc.	200	1
*	DGSE Cos. Inc.	1,900	1
*	ADOMANI Inc.	1,400	1
	Lennar Corp. Class B	6	—
*	InnSuites Hospitality Trust	108	—
			9,683,780
Consumer Staples (2.8%)
	Lamb Weston Holdings Inc.	1,921,696	127,985
	Bunge Ltd.	1,845,772	126,823

	Pinnacle Foods Inc.	1,517,231	98,332
	Ingredion Inc.	927,077	97,306
*	US Foods Holding Corp.	2,847,060	87,746
*	Post Holdings Inc.	878,137	86,093
*	Herbalife Nutrition Ltd.	1,378,040	75,172
	Casey's General Stores Inc.	483,932	62,480
	Nu Skin Enterprises Inc. Class A	730,685	60,223
*	Keurig Dr Pepper Inc.	2,329,029	53,964
	Energizer Holdings Inc.	779,503	45,718
*	Sprouts Farmers Market Inc.	1,650,915	45,252
	Flowers Foods Inc.	2,423,967	45,231
	Spectrum Brands Holdings Inc.	597,627	44,655
*	Darling Ingredients Inc.	2,221,815	42,925
*	Performance Food Group Co.	1,275,382	42,470
	Lancaster Colony Corp.	263,333	39,292
*	TreeHouse Foods Inc.	729,187	34,892
	Medifast Inc.	150,691	33,386
*	Boston Beer Co. Inc. Class A	113,335	32,584
*	Edgewell Personal Care Co.	694,560	32,109
*	Hain Celestial Group Inc.	1,180,242	32,008
	WD-40 Co.	181,828	31,293
	J&J Snack Foods Corp.	202,820	30,603
	Sanderson Farms Inc.	270,322	27,943
	PriceSmart Inc.	310,754	25,156
	B&G Foods Inc.	895,811	24,590
	Universal Corp.	334,655	21,753
^	Calavo Growers Inc.	213,680	20,641
*	United Natural Foods Inc.	675,490	20,231
*	Central Garden & Pet Co. Class A	592,731	19,643
	Cal-Maine Foods Inc.	400,616	19,350
	Vector Group Ltd.	1,392,071	19,183
*	USANA Health Sciences Inc.	157,702	19,011
*	National Beverage Corp.	158,415	18,474
*,^	Rite Aid Corp.	14,351,117	18,369
*	BJ's Wholesale Club Holdings Inc.	680,110	18,213
*	SUPERVALU Inc.	517,282	16,667
	Inter Parfums Inc.	234,866	15,137
	Seaboard Corp.	3,746	13,898
	Fresh Del Monte Produce Inc.	408,923	13,858
*	Simply Good Foods Co.	704,951	13,711
	Andersons Inc.	359,190	13,523
	MGP Ingredients Inc.	170,523	13,468
*	Avon Products Inc.	5,957,637	13,107
*	Pilgrim's Pride Corp.	702,874	12,715
*	Hostess Brands Inc. Class A	1,112,667	12,317
*	Freshpet Inc.	323,733	11,881
	Coca-Cola Bottling Co. Consolidated	63,016	11,487
*	Chefs' Warehouse Inc.	289,553	10,525
	Weis Markets Inc.	229,358	9,954
	SpartanNash Co.	488,253	9,794
	Dean Foods Co.	1,223,462	8,687
	John B Sanfilippo & Son Inc.	119,499	8,530
*	Primo Water Corp.	434,476	7,842
^	Tootsie Roll Industries Inc.	258,927	7,574
	Ingles Markets Inc. Class A	209,380	7,171
*	Landec Corp.	404,910	5,831
	Limoneira Co.	195,493	5,104

	Turning Point Brands Inc.	109,359	4,534
*	Farmer Brothers Co.	159,741	4,217
*,^	22nd Century Group Inc.	1,415,746	3,978
*	Seneca Foods Corp. Class A	116,613	3,930
*,^	elf Beauty Inc.	298,912	3,805
*	Central Garden & Pet Co.	88,188	3,178
	Village Super Market Inc. Class A	107,734	2,930
*,^	New Age Beverages Corp.	497,024	2,659
*	Pyxus International Inc.	114,007	2,622
	Oil-Dri Corp. of America	65,419	2,523
*	Craft Brew Alliance Inc.	147,482	2,411
*	Smart & Final Stores Inc.	400,506	2,283
	Natural Health Trends Corp.	93,845	2,185
*,^	Revlon Inc. Class A	94,392	2,105
*	Natural Grocers by Vitamin Cottage Inc.	118,880	2,008
	Alico Inc.	54,781	1,852
*	Lifevantage Corp.	143,924	1,582
*,^	Castle Brands Inc.	1,107,894	1,185
	Rocky Mountain Chocolate Factory Inc.	96,131	985
*,^	Celsius Holdings Inc.	243,733	982
	United-Guardian Inc.	57,149	923
*	Nature's Sunshine Products Inc.	91,053	797
*	Natural Alternatives International Inc.	73,591	721
*	RiceBran Technologies	197,285	566
*,^	Veru Inc.	331,502	471
*	Reed's Inc.	139,267	453
*,^	Orchids Paper Products Co.	132,485	437
*	S&W Seed Co.	165,985	407
*	Lifeway Foods Inc.	87,868	234
*	Eastside Distilling Inc.	21,551	177
	Mannatech Inc.	7,785	157
*	Coffee Holding Co. Inc.	34,760	154
*,^	Arcadia Biosciences Inc.	18,655	91
*	Youngevity International Inc.	12,946	87
	Ocean Bio-Chem Inc.	19,130	78
*,^	Ifresh Inc.	26,239	59
*	Bridgford Foods Corp.	2,984	49
*	Truett-Hurst Inc.	16,664	31
*	CCA Industries Inc.	9,900	29
*,^	MYOS RENS Technology Inc.	21,975	27
*	Reliv International Inc.	4,459	22
*	Cyanotech Corp.	2,701	9
*	Willamette Valley Vineyards Inc.	533	4
			1,981,817
Energy (4.6%)
*	Cheniere Energy Inc.	2,844,764	197,683
	Diamondback Energy Inc.	1,301,727	175,980
	Targa Resources Corp.	2,956,253	166,467
*	WPX Energy Inc.	5,230,576	105,239
*	Parsley Energy Inc. Class A	3,468,782	101,462
*	Energen Corp.	1,089,226	93,859
*	Continental Resources Inc.	1,167,134	79,692
	PBF Energy Inc. Class A	1,592,519	79,483
*,^	Transocean Ltd.	5,621,502	78,420
	Murphy Oil Corp.	2,139,006	71,314
	Core Laboratories NV	577,420	66,883
*	Whiting Petroleum Corp.	1,193,305	63,293

*,^	Chesapeake Energy Corp.	11,878,696	53,335
*	Centennial Resource Development Inc. Class A	2,427,997	53,052
*	Antero Resources Corp.	2,900,718	51,372
*	Oasis Petroleum Inc.	3,582,973	50,807
	Patterson-UTI Energy Inc.	2,881,136	49,296
	Ensco plc Class A	5,662,841	47,794
	Range Resources Corp.	2,743,081	46,605
*	Matador Resources Co.	1,394,933	46,103
*	Apergy Corp.	1,035,776	45,118
	McDermott International Inc.	2,420,438	44,609
	SM Energy Co.	1,384,048	43,639
*	PDC Energy Inc.	889,545	43,552
	Delek US Holdings Inc.	1,018,507	43,215
	Peabody Energy Corp.	1,104,056	39,349
	CNX Resources Corp.	2,649,296	37,911
*	Southwestern Energy Co.	7,393,603	37,781
*	Oceaneering International Inc.	1,323,299	36,523
*	Weatherford International plc	13,399,272	36,312
*	QEP Resources Inc.	3,196,506	36,184
*	Callon Petroleum Co.	3,016,568	36,169
*	Denbury Resources Inc.	5,745,055	35,619
*	California Resources Corp.	631,523	30,648
*	Kosmos Energy Ltd.	3,153,913	29,489
*	Rowan Cos. plc Class A	1,549,660	29,180
*	SRC Energy Inc.	3,259,868	28,980
*	Carrizo Oil & Gas Inc.	1,109,938	27,970
*	Dril-Quip Inc.	513,418	26,826
*	Oil States International Inc.	804,315	26,703
	Nabors Industries Ltd.	4,303,745	26,511
	World Fuel Services Corp.	912,540	25,259
	Arch Coal Inc. Class A	261,951	23,418
*	Noble Corp. plc	3,310,284	23,271
*	Gulfport Energy Corp.	2,097,721	21,837
	Archrock Inc.	1,733,036	21,143
*	Superior Energy Services Inc.	2,070,220	20,164
	SemGroup Corp. Class A	895,034	19,735
	US Silica Holdings Inc.	1,046,066	19,697
*	Unit Corp.	728,931	18,996
*	Cactus Inc. Class A	490,406	18,773
*	Helix Energy Solutions Group Inc.	1,883,483	18,609
*	C&J Energy Services Inc.	857,005	17,826
*	Extraction Oil & Gas Inc.	1,560,613	17,619
*,^	Diamond Offshore Drilling Inc.	864,819	17,296
*	Magnolia Oil & Gas Corp.	1,064,600	15,980
*	ProPetro Holding Corp.	960,923	15,846
^	CVR Energy Inc.	392,854	15,801
*	Penn Virginia Corp.	182,867	14,728
*	Laredo Petroleum Inc.	1,801,178	14,716
*	CONSOL Energy Inc.	339,043	13,836
*	Renewable Energy Group Inc.	462,422	13,318
*	Newpark Resources Inc.	1,216,793	12,594
	RPC Inc.	805,220	12,465
*	W&T Offshore Inc.	1,248,584	12,036
*	Exterran Corp.	435,617	11,557
*,^	Tellurian Inc.	1,273,129	11,420
*	SEACOR Holdings Inc.	228,316	11,281
*	Northern Oil and Gas Inc.	2,785,099	11,140

*,^	Resolute Energy Corp.	273,048	10,324
*	Tidewater Inc.	323,986	10,105
*	Forum Energy Technologies Inc.	974,331	10,084
*,^	Jagged Peak Energy Inc.	716,179	9,905
^	Liberty Oilfield Services Inc. Class A	441,945	9,533
*	Select Energy Services Inc. Class A	787,511	9,324
*	Matrix Service Co.	369,596	9,111
*	Talos Energy Inc.	274,976	9,025
	Green Plains Inc.	521,366	8,967
*	Keane Group Inc.	710,880	8,794
*	KLX Energy Services Holdings Inc.	271,422	8,688
*	Bonanza Creek Energy Inc.	275,108	8,193
*,^	Halcon Resources Corp.	1,828,698	8,174
*	International Seaways Inc.	400,004	8,008
*	TETRA Technologies Inc.	1,705,739	7,693
*	Par Pacific Holdings Inc.	365,017	7,446
*	Frank's International NV	852,501	7,400
*	Ring Energy Inc.	737,600	7,310
*	WildHorse Resource Development Corp.	292,114	6,906
*	HighPoint Resources Corp.	1,345,361	6,565
*	Chaparral Energy Inc. Class A	359,258	6,330
*	Alta Mesa Resources Inc.	1,416,296	5,920
*	REX American Resources Corp.	78,354	5,920
*	Bristow Group Inc.	480,970	5,834
*	SEACOR Marine Holdings Inc.	242,407	5,486
*	SandRidge Energy Inc.	485,742	5,280
*	Abraxas Petroleum Corp.	2,229,192	5,194
*,^	Solaris Oilfield Infrastructure Inc. Class A	268,403	5,070
*	Clean Energy Fuels Corp.	1,877,936	4,883
*	Nine Energy Service Inc.	159,553	4,879
	Evolution Petroleum Corp.	421,343	4,656
	Mammoth Energy Services Inc.	156,899	4,566
	Panhandle Oil and Gas Inc. Class A	223,317	4,120
*,^	Covia Holdings Corp.	419,068	3,759
*	RigNet Inc.	179,307	3,649
*	Natural Gas Services Group Inc.	168,077	3,546
*	Dorian LPG Ltd.	434,321	3,462
*	Basic Energy Services Inc.	345,875	3,455
*,^	Amyris Inc.	419,845	3,334
*	FTS International Inc.	278,933	3,289
*	Geospace Technologies Corp.	239,871	3,286
*,^	Uranium Energy Corp.	1,893,149	3,256
*	Era Group Inc.	257,984	3,186
*	Midstates Petroleum Co. Inc.	354,585	3,159
*	Earthstone Energy Inc. Class A	333,327	3,127
*	Pioneer Energy Services Corp.	1,032,856	3,047
*	Hornbeck Offshore Services Inc.	507,761	2,986
*	Ultra Petroleum Corp.	2,616,594	2,931
	Berry Petroleum Corp.	163,979	2,889
*	CARBO Ceramics Inc.	354,692	2,572
*	Lonestar Resources US Inc. Class A	327,678	2,553
*,^	Sanchez Energy Corp.	1,085,976	2,498
*	Cloud Peak Energy Inc.	1,058,818	2,435
	Gulf Island Fabrication Inc.	232,607	2,314
*	Lilis Energy Inc.	462,618	2,267
*	NCS Multistage Holdings Inc.	131,886	2,177
	NACCO Industries Inc. Class A	65,781	2,154

*	ION Geophysical Corp.	135,646	2,109
*	Contango Oil & Gas Co.	337,481	2,086
*	SilverBow Resources Inc.	77,094	2,056
*	VAALCO Energy Inc.	745,157	2,034
*,^	Eclipse Resources Corp.	1,533,453	1,825
*	Independence Contract Drilling Inc.	361,284	1,785
*	Overseas Shipholding Group Inc. Class A	560,201	1,765
*	Gulfmark Offshore Inc.	45,628	1,702
	Hallador Energy Co.	269,977	1,679
*	Dawson Geophysical Co.	260,463	1,612
*,^	Comstock Resources Inc.	186,543	1,563
*,^	Approach Resources Inc.	688,201	1,535
*	Profire Energy Inc.	441,797	1,409
*	Key Energy Services Inc.	122,043	1,396
*,^	EP Energy Corp. Class A	588,075	1,376
*,^	NextDecade Corp.	225,093	1,272
*,^	Smart Sand Inc.	296,485	1,219
*	Pacific Ethanol Inc.	606,815	1,153
	Adams Resources & Energy Inc.	26,556	1,128
*	Aspen Aerogels Inc.	229,377	1,048
*	PHI Inc. NV	108,712	1,015
*	Isramco Inc.	7,853	958
*,^	Zion Oil & Gas Inc.	718,523	920
*	Quintana Energy Services Inc.	114,748	842
*	Mitcham Industries Inc.	137,162	569
*	Ranger Energy Services Inc.	66,043	553
*,^	Torchlight Energy Resources Inc.	573,989	551
*	Vertex Energy Inc.	318,653	545
*	TransAtlantic Petroleum Ltd.	337,879	524
	Parker Drilling Co.	127,643	380
*,^	Jones Energy Inc. Class A	59,374	356
*,^	Gevo Inc.	88,953	352
*	Goodrich Petroleum Corp.	24,753	348
*,^	Synthesis Energy Systems Inc.	138,584	333
*	PrimeEnergy Corp.	3,877	288
*,^	PHI Inc.	30,581	278
*	Centrus Energy Corp. Class A	94,105	253
*,^	Enservco Corp.	288,757	228
*	Superior Drilling Products Inc.	47,161	150
*,^	PEDEVCO Corp.	60,609	134
*	Aemetis Inc.	113,906	116
*	Barnwell Industries Inc.	44,204	79
*,^	New Concept Energy Inc.	29,463	70
^	AgEagle Aerial Systems Inc.	37,367	61
*,^	Camber Energy Inc.	195,636	58
*	Tengasco Inc.	47,328	55
*,^	Westwater Resources Inc.	237,435	53
*,^	SAExploration Holdings Inc.	4,944	51
*	ENGlobal Corp.	44,862	46
*	Eco-Stim Energy Solutions Inc.	126,517	36
*	Rosehill Resources Inc. Class A	5,800	35
*,^	US Energy Corp. Wyoming	28,339	29
*,^	Houston American Energy Corp.	93,484	21
	Euronav NV	2,292	20
*,^	Yuma Energy Inc.	27,755	11
*	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	19,019	6
*	Mexco Energy Corp.	600	3

*	PetroQuest Energy Inc.	13,702	1
*,^,§ Harvest Natural Resources Inc.		133,886	—
			3,243,892
Financials (16.0%)
*	Markel Corp.	182,477	216,872
	First Republic Bank	2,145,148	205,934
	TD Ameritrade Holding Corp.	3,571,411	188,678
	Annaly Capital Management Inc.	16,397,732	167,749
*	Arch Capital Group Ltd.	5,327,547	158,814
	KKR & Co. Inc. Class A	5,798,610	158,128
	Ally Financial Inc.	5,549,815	146,793
	Fidelity National Financial Inc.	3,614,021	142,212
	Alleghany Corp.	196,075	127,945
	Reinsurance Group of America Inc. Class A	828,438	119,759
	East West Bancorp Inc.	1,953,450	117,930
	AGNC Investment Corp.	6,100,302	113,649
	FactSet Research Systems Inc.	503,879	112,723
	SEI Investments Co.	1,737,010	106,131
	Voya Financial Inc.	2,082,454	103,435
	American Financial Group Inc.	916,937	101,752
	WR Berkley Corp.	1,265,790	101,175
	Brown & Brown Inc.	3,080,403	91,088
	MarketAxess Holdings Inc.	497,015	88,712
*	Athene Holding Ltd. Class A	1,651,271	85,305
	Old Republic International Corp.	3,738,381	83,665
	Commerce Bancshares Inc.	1,264,827	83,504
	Signature Bank	723,105	83,041
	Lazard Ltd. Class A	1,705,893	82,105
	Cullen/Frost Bankers Inc.	781,767	81,648
	Eaton Vance Corp.	1,549,293	81,431
	PacWest Bancorp	1,684,724	80,277
	CIT Group Inc.	1,524,882	78,699
	New Residential Investment Corp.	4,359,577	77,688
	First American Financial Corp.	1,470,875	75,882
	First Horizon National Corp.	4,389,193	75,757
	LPL Financial Holdings Inc.	1,164,961	75,152
*	Western Alliance Bancorp	1,310,830	74,573
	Synovus Financial Corp.	1,595,264	73,047
	Webster Financial Corp.	1,237,924	72,988
*	Credit Acceptance Corp.	165,962	72,703
	Starwood Property Trust Inc.	3,366,094	72,438
	RenaissanceRe Holdings Ltd.	530,246	70,830
	Popular Inc.	1,377,722	70,608
	Hanover Insurance Group Inc.	570,555	70,389
	Primerica Inc.	575,715	69,402
	New York Community Bancorp Inc.	6,456,431	66,953
	Sterling Bancorp	3,036,853	66,811
	Prosperity Bancshares Inc.	934,914	64,836
	Kemper Corp.	805,005	64,763
*	MGIC Investment Corp.	4,861,609	64,708
	Wintrust Financial Corp.	755,557	64,177
	Axis Capital Holdings Ltd.	1,095,313	63,210
	IBERIABANK Corp.	762,898	62,062
*	Bank OZK	1,628,932	61,834
	Umpqua Holdings Corp.	2,960,722	61,583
	Assured Guaranty Ltd.	1,423,015	60,094
	Radian Group Inc.	2,893,173	59,802

Pinnacle Financial Partners Inc.	992,425	59,694
Janus Henderson Group plc	2,210,452	59,594
Associated Banc-Corp	2,272,450	59,084
Interactive Brokers Group Inc.	1,011,721	55,958
* Green Dot Corp. Class A	629,677	55,928
FNB Corp.	4,343,774	55,253
* Texas Capital Bancshares Inc.	668,332	55,238
Evercore Inc. Class A	548,350	55,137
* Essent Group Ltd.	1,232,747	54,549
Hancock Whitney Corp.	1,145,754	54,481
First Financial Bankshares Inc.	915,306	54,095
TCF Financial Corp.	2,259,260	53,793
First Citizens BancShares Inc. Class A	116,937	52,888
MB Financial Inc.	1,131,821	52,188
Blackstone Mortgage Trust Inc. Class A	1,538,546	51,557
Chemical Financial Corp.	962,275	51,385
United Bankshares Inc.	1,409,396	51,232
BankUnited Inc.	1,432,997	50,728
Selective Insurance Group Inc.	794,040	50,422
FirstCash Inc.	610,965	50,099
Stifel Financial Corp.	959,464	49,182
Valley National Bancorp	4,357,163	49,018
Two Harbors Investment Corp.	3,207,919	47,894
Home BancShares Inc.	2,128,637	46,617
CNO Financial Group Inc.	2,170,654	46,061
Glacier Bancorp Inc.	1,067,686	46,007
Bank of Hawaii Corp.	572,830	45,202
Chimera Investment Corp.	2,402,131	43,551
American Equity Investment Life Holding Co.	1,209,718	42,776
Cathay General Bancorp	1,025,447	42,495
Navient Corp.	3,150,078	42,463
BGC Partners Inc. Class A	3,584,311	42,367
UMB Financial Corp.	593,065	42,048
Community Bank System Inc.	687,087	41,960
MFA Financial Inc.	5,675,975	41,718
RLI Corp.	526,444	41,368
Investors Bancorp Inc.	3,370,276	41,353
* Enstar Group Ltd.	198,098	41,303
South State Corp.	498,196	40,852
* SLM Corp.	3,576,576	39,879
Fulton Financial Corp.	2,362,774	39,340
First Financial Bancorp	1,318,782	39,168
Columbia Banking System Inc.	990,982	38,420
White Mountains Insurance Group Ltd.	40,492	37,895
First Midwest Bancorp Inc.	1,381,911	36,745
Washington Federal Inc.	1,143,769	36,601
BancorpSouth Bank	1,098,454	35,919
AXA Equitable Holdings Inc.	1,634,532	35,061
Old National Bancorp	1,811,064	34,954
Legg Mason Inc.	1,099,299	34,331
First Hawaiian Inc.	1,261,148	34,253
ProAssurance Corp.	720,630	33,834
Great Western Bancorp Inc.	794,171	33,506
International Bancshares Corp.	738,634	33,239
BOK Financial Corp.	338,624	32,941
WesBanco Inc.	734,696	32,753
* OneMain Holdings Inc.	968,523	32,552

	Erie Indemnity Co. Class A	251,600	32,087
	Moelis & Co. Class A	584,924	32,054
	Aspen Insurance Holdings Ltd.	766,306	32,032
	Simmons First National Corp. Class A	1,063,499	31,320
	Santander Consumer USA Holdings Inc.	1,555,053	31,163
	Trustmark Corp.	922,253	31,034
	Morningstar Inc.	246,433	31,026
	Independent Bank Corp.	374,176	30,907
	Federated Investors Inc. Class B	1,279,220	30,855
	CVB Financial Corp.	1,378,781	30,774
*	FCB Financial Holdings Inc. Class A	626,538	29,698
	Argo Group International Holdings Ltd.	461,721	29,111
	Apollo Commercial Real Estate Finance Inc.	1,501,361	28,331
	Union Bankshares Corp.	730,584	28,149
*	Genworth Financial Inc. Class A	6,720,513	28,025
	Hope Bancorp Inc.	1,727,647	27,936
	United Community Banks Inc.	986,648	27,518
	Banner Corp.	438,291	27,249
	CenterState Bank Corp.	960,777	26,950
	Towne Bank	871,562	26,888
	First Merchants Corp.	572,911	25,775
	Cadence BanCorp Class A	979,180	25,576
*	Axos Financial Inc.	740,202	25,456
*	Blucora Inc.	629,297	25,329
	Horace Mann Educators Corp.	552,465	24,806
	Northwest Bancshares Inc.	1,431,854	24,800
	Ameris Bancorp	536,914	24,537
	LegacyTexas Financial Group Inc.	575,924	24,534
	Renasant Corp.	588,658	24,259
	ServisFirst Bancshares Inc.	618,326	24,207
^	Colony Credit Real Estate Inc.	1,095,078	24,081
	Capitol Federal Financial Inc.	1,888,766	24,063
	Invesco Mortgage Capital Inc.	1,490,281	23,576
*	First BanCorp	2,542,759	23,139
*,^	LendingTree Inc.	99,847	22,975
	NBT Bancorp Inc.	592,719	22,749
	National General Holdings Corp.	835,876	22,435
	Heartland Financial USA Inc.	386,290	22,424
	First Commonwealth Financial Corp.	1,385,850	22,368
	Ladder Capital Corp. Class A	1,309,360	22,181
	Waddell & Reed Financial Inc. Class A	1,040,372	22,035
*	PRA Group Inc.	611,682	22,021
	Westamerica Bancorporation	362,099	21,784
*	Eagle Bancorp Inc.	427,468	21,630
	Navigators Group Inc.	309,984	21,420
	Universal Insurance Holdings Inc.	439,153	21,321
	Artisan Partners Asset Management Inc. Class A	648,864	21,023
	S&T Bancorp Inc.	475,181	20,604
	Provident Financial Services Inc.	838,886	20,595
	WSFS Financial Corp.	436,630	20,587
	Berkshire Hills Bancorp Inc.	502,886	20,467
	Hilltop Holdings Inc.	1,012,437	20,421
	Employers Holdings Inc.	447,009	20,249
	Walker & Dunlop Inc.	382,065	20,204
	Houlihan Lokey Inc. Class A	448,484	20,150
*	LendingClub Corp.	5,100,817	19,791
*	NMI Holdings Inc. Class A	856,859	19,408

*	Pacific Premier Bancorp Inc.	519,384	19,321
	Kearny Financial Corp.	1,385,536	19,190
*	Cannae Holdings Inc.	888,443	18,613
*	Seacoast Banking Corp. of Florida	629,454	18,380
	AmTrust Financial Services Inc.	1,260,886	18,308
	Mercury General Corp.	364,470	18,282
	Park National Corp.	173,047	18,267
	Safety Insurance Group Inc.	203,017	18,190
	Redwood Trust Inc.	1,115,965	18,123
	Brookline Bancorp Inc.	1,079,736	18,032
*	FGL Holdings	2,013,049	18,017
	First Busey Corp.	575,125	17,858
	Sandy Spring Bancorp Inc.	451,469	17,747
	Virtu Financial Inc. Class A	852,958	17,443
	Beneficial Bancorp Inc.	1,031,970	17,440
	James River Group Holdings Ltd.	406,112	17,308
	Kinsale Capital Group Inc.	266,545	17,022
	Enterprise Financial Services Corp.	318,206	16,881
	First Bancorp	413,678	16,758
	PennyMac Mortgage Investment Trust	818,604	16,569
	City Holding Co.	215,147	16,523
	Independent Bank Group Inc.	245,925	16,305
	AMERISAFE Inc.	263,068	16,297
	Lakeland Financial Corp.	348,020	16,176
	State Bank Financial Corp.	523,620	15,803
	Boston Private Financial Holdings Inc.	1,151,363	15,716
	CNA Financial Corp.	343,545	15,683
	Nelnet Inc. Class A	265,414	15,174
	American National Insurance Co.	117,146	15,146
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	691,561	14,848
	Piper Jaffray Cos.	193,784	14,795
*	Third Point Reinsurance Ltd.	1,122,941	14,598
	United Fire Group Inc.	284,434	14,441
	Stewart Information Services Corp.	320,580	14,429
	TriCo Bancshares	366,182	14,142
	BancFirst Corp.	235,892	14,142
	OceanFirst Financial Corp.	514,356	14,001
	National Bank Holdings Corp. Class A	369,138	13,898
	Heritage Financial Corp.	390,070	13,711
	Tompkins Financial Corp.	168,479	13,679
	Southside Bancshares Inc.	386,698	13,457
	First Interstate BancSystem Inc. Class A	298,549	13,375
	WisdomTree Investments Inc.	1,549,933	13,143
	PJT Partners Inc.	250,997	13,140
*	Enova International Inc.	455,589	13,121
*,^	MBIA Inc.	1,220,231	13,044
	Meridian Bancorp Inc.	757,782	12,882
	ARMOUR Residential REIT Inc.	553,160	12,418
*	Flagstar Bancorp Inc.	393,493	12,383
*,^	Encore Capital Group Inc.	343,187	12,303
	Bryn Mawr Bank Corp.	259,709	12,180
	TPG RE Finance Trust Inc.	590,315	11,818
	CoBiz Financial Inc.	533,626	11,814
*	Triumph Bancorp Inc.	308,493	11,784
	Cohen & Steers Inc.	290,074	11,780
	1st Source Corp.	222,878	11,728
	TFS Financial Corp.	775,962	11,647

	TrustCo Bank Corp. NY	1,358,789	11,550
	United Financial Bancorp Inc.	678,328	11,416
	Granite Point Mortgage Trust Inc.	583,610	11,252
	Hanmi Financial Corp.	448,162	11,159
^	New York Mortgage Trust Inc.	1,833,521	11,148
*,^	Columbia Financial Inc.	664,003	11,089
	Community Trust Bancorp Inc.	239,186	11,086
	Washington Trust Bancorp Inc.	199,626	11,039
	Central Pacific Financial Corp.	416,888	11,018
	Virtus Investment Partners Inc.	96,420	10,968
	Lakeland Bancorp Inc.	602,319	10,872
	Preferred Bank	185,450	10,849
	Northfield Bancorp Inc.	671,121	10,684
	Banc of California Inc.	565,058	10,680
*,^	Trupanion Inc.	294,488	10,522
	Carolina Financial Corp.	278,172	10,493
	FBL Financial Group Inc. Class A	139,359	10,487
	Univest Corp. of Pennsylvania	396,354	10,484
*	INTL. FCStone Inc.	214,289	10,354
	Stock Yards Bancorp Inc.	284,626	10,332
	Hamilton Lane Inc. Class A	233,083	10,321
	Meta Financial Group Inc.	123,684	10,222
	Guaranty Bancorp	337,983	10,038
*,^	Health Insurance Innovations Inc. Class A	162,440	10,014
	German American Bancorp Inc.	282,822	9,978
	National Western Life Group Inc. Class A	30,930	9,873
	ConnectOne Bancorp Inc.	414,584	9,846
	OFG Bancorp	606,872	9,801
	Investment Technology Group Inc.	450,765	9,764
	Capstead Mortgage Corp.	1,230,335	9,732
	Horizon Bancorp Inc.	490,441	9,686
*	HomeStreet Inc.	364,368	9,656
^	Arbor Realty Trust Inc.	838,635	9,628
*	World Acceptance Corp.	83,660	9,567
	Peoples Bancorp Inc.	271,796	9,521
*	Customers Bancorp Inc.	401,570	9,449
	Camden National Corp.	214,416	9,314
	Live Oak Bancshares Inc.	341,815	9,161
	Federal Agricultural Mortgage Corp.	125,370	9,049
	Flushing Financial Corp.	367,949	8,978
*	TriState Capital Holdings Inc.	324,063	8,944
	Blue Hills Bancorp Inc.	366,682	8,837
	Bridge Bancorp Inc.	265,653	8,820
*	Focus Financial Partners Inc. Class A	185,106	8,785
	FB Financial Corp.	223,431	8,754
	Great Southern Bancorp Inc.	156,104	8,640
*	HarborOne Bancorp Inc.	448,542	8,576
	First Defiance Financial Corp.	283,752	8,544
	Green Bancorp Inc.	374,750	8,282
	Oritani Financial Corp.	522,371	8,123
*	National Commerce Corp.	195,904	8,091
*	Donnelley Financial Solutions Inc.	451,062	8,083
	People's Utah Bancorp	234,029	7,945
	Fidelity Southern Corp.	318,246	7,886
	Heritage Commerce Corp.	525,160	7,835
*	Bancorp Inc.	813,333	7,800
	Diamond Hill Investment Group Inc.	46,252	7,650

*	EZCORP Inc. Class A	713,243	7,632
	Greenhill & Co. Inc.	288,902	7,613
	Dime Community Bancshares Inc.	425,648	7,598
	KKR Real Estate Finance Trust Inc.	370,305	7,469
	Mercantile Bank Corp.	223,409	7,455
	Peapack Gladstone Financial Corp.	239,430	7,396
*	Equity Bancshares Inc. Class A	188,064	7,383
	First Financial Corp.	147,005	7,380
	Midland States Bancorp Inc.	228,577	7,337
	QCR Holdings Inc.	178,786	7,303
*	Veritex Holdings Inc.	249,883	7,062
*	HomeTrust Bancshares Inc.	239,885	6,993
	Arrow Financial Corp.	188,491	6,974
	First of Long Island Corp.	317,538	6,906
*	Allegiance Bancshares Inc.	164,951	6,878
	Financial Institutions Inc.	217,343	6,825
	Independent Bank Corp.	286,367	6,773
	AG Mortgage Investment Trust Inc.	370,934	6,744
	State Auto Financial Corp.	219,785	6,712
*	eHealth Inc.	237,293	6,706
	Bank of Marin Bancorp	78,514	6,587
	Opus Bank	238,230	6,527
	United Community Financial Corp.	674,972	6,527
	Anworth Mortgage Asset Corp.	1,396,144	6,464
	United Insurance Holdings Corp.	287,083	6,425
	PennyMac Financial Services Inc. Class A	304,915	6,373
*	Franklin Financial Network Inc.	162,959	6,372
	First Community Bancshares Inc.	188,019	6,370
*	First Foundation Inc.	399,474	6,240
	Old Second Bancorp Inc.	403,852	6,239
	First Connecticut Bancorp Inc.	208,896	6,173
	Waterstone Financial Inc.	359,719	6,169
*	Ocwen Financial Corp.	1,525,616	6,011
*	WMIH Corp.	4,309,458	5,990
	Bar Harbor Bankshares	207,389	5,956
*,^	Cowen Inc. Class A	364,553	5,942
	Access National Corp.	219,162	5,941
	Western Asset Mortgage Capital Corp.	583,689	5,849
	Ares Commercial Real Estate Corp.	417,704	5,835
	Westwood Holdings Group Inc.	111,302	5,759
	First Bancshares Inc.	146,863	5,735
*	Atlantic Capital Bancshares Inc.	339,614	5,689
*	Nicolet Bankshares Inc.	100,691	5,489
	Farmers National Banc Corp.	357,291	5,467
	Republic Bancorp Inc. Class A	116,314	5,362
*	Ambac Financial Group Inc.	261,352	5,337
*	Republic First Bancorp Inc.	740,369	5,294
	First Mid-Illinois Bancshares Inc.	130,099	5,247
	Farmers & Merchants Bancorp Inc.	123,166	5,246
*	PHH Corp.	470,677	5,173
	Orchid Island Capital Inc.	701,976	5,089
*,^	Citizens Inc. Class A	603,522	5,070
	B. Riley Financial Inc.	222,818	5,047
	CBTX Inc.	141,760	5,038
	CNB Financial Corp.	174,403	5,033
	Exantas Capital Corp.	452,087	4,964
	Macatawa Bank Corp.	421,945	4,941

Dynex Capital Inc.	766,797	4,892
West Bancorporation Inc.	206,778	4,859
* Greenlight Capital Re Ltd. Class A	391,796	4,858
PCSB Financial Corp.	238,073	4,842
Old Line Bancshares Inc.	152,617	4,829
^ Heritage Insurance Holdings Inc.	315,104	4,670
HCI Group Inc.	106,548	4,661
Sierra Bancorp	159,208	4,601
* Byline Bancorp Inc.	202,476	4,596
* On Deck Capital Inc.	598,255	4,529
Home Bancorp Inc.	103,208	4,487
Oppenheimer Holdings Inc. Class A	138,908	4,389
MidWestOne Financial Group Inc.	131,737	4,388
^ Cambridge Bancorp	48,716	4,384
Southern National Bancorp of Virginia Inc.	269,428	4,365
* BSB Bancorp Inc.	133,413	4,349
Civista Bancshares Inc.	180,312	4,344
* Goosehead Insurance Inc. Class A	127,016	4,302
Citizens & Northern Corp.	163,363	4,272
Northrim BanCorp Inc.	101,950	4,236
Hingham Institution for Savings	19,268	4,235
American National Bankshares Inc.	105,066	4,098
Capital City Bank Group Inc.	174,134	4,064
Ladenburg Thalmann Financial Services Inc.	1,492,313	4,029
Sutherland Asset Management Corp.	239,615	3,990
Merchants Bancorp	155,966	3,965
First Internet Bancorp	129,251	3,936
* Southern First Bancshares Inc.	98,793	3,883
Western New England Bancorp Inc.	359,198	3,879
* Regional Management Corp.	134,269	3,871
First Bancorp Inc.	132,979	3,852
Global Indemnity Ltd.	102,126	3,850
Investar Holding Corp.	142,476	3,825
BankFinancial Corp.	238,827	3,807
Cherry Hill Mortgage Investment Corp.	209,640	3,794
FedNat Holding Co.	148,849	3,793
Territorial Bancorp Inc.	125,627	3,712
National Bankshares Inc.	81,147	3,688
Protective Insurance Corp. Class B	160,081	3,674
Enterprise Bancorp Inc.	105,588	3,631
Southern Missouri Bancorp Inc.	96,799	3,608
Marlin Business Services Corp.	119,039	3,434
Arlington Asset Investment Corp. Class A	367,547	3,433
ACNB Corp.	90,575	3,369
Codorus Valley Bancorp Inc.	107,499	3,358
Investors Title Co.	19,949	3,349
* Safeguard Scientifics Inc.	352,389	3,295
Century Bancorp Inc. Class A	45,538	3,290
* Curo Group Holdings Corp.	105,869	3,200
First Choice Bancorp	118,100	3,199
First Guaranty Bancshares Inc.	122,594	3,149
* Provident Bancorp Inc.	106,669	3,088
MutualFirst Financial Inc.	83,335	3,071
EMC Insurance Group Inc.	121,963	3,015
MBT Financial Corp.	263,589	2,979
Ames National Corp.	109,242	2,977
Great Ajax Corp.	216,053	2,940

FS Bancorp Inc.	51,952	2,895
Peoples Financial Services Corp.	66,374	2,814
* First Northwest Bancorp	182,367	2,808
* Entegra Financial Corp.	105,724	2,807
Maiden Holdings Ltd.	971,388	2,768
Orrstown Financial Services Inc.	115,965	2,760
Shore Bancshares Inc.	154,409	2,752
MidSouth Bancorp Inc.	178,551	2,750
First Business Financial Services Inc.	117,655	2,727
Central Valley Community Bancorp	125,409	2,710
Origin Bancorp Inc.	68,929	2,595
Business First Bancshares Inc.	97,740	2,595
Bank of Commerce Holdings	206,558	2,520
Independence Holding Co.	70,062	2,515
Crawford & Co. Class B	269,080	2,478
SI Financial Group Inc.	176,685	2,474
* Community Bankers Trust Corp.	275,595	2,425
Sterling Bancorp Inc.	212,531	2,404
Evans Bancorp Inc.	50,787	2,384
Summit Financial Group Inc.	101,987	2,367
Bankwell Financial Group Inc.	75,189	2,358
Kingstone Cos. Inc.	123,003	2,337
* Bank of Princeton	75,810	2,315
Associated Capital Group Inc. Class A	54,057	2,300
Fidelity D&D Bancorp Inc.	33,064	2,281
Riverview Bancorp Inc.	256,932	2,271
First Bank	171,522	2,255
Norwood Financial Corp.	57,532	2,253
BCB Bancorp Inc.	160,168	2,218
Middlefield Banc Corp.	47,024	2,215
Northeast Bancorp	102,005	2,213
LCNB Corp.	118,363	2,207
Reliant Bancorp Inc.	86,294	2,207
* SmartFinancial Inc.	93,534	2,203
CB Financial Services Inc.	71,072	2,193
Premier Financial Bancorp Inc.	117,724	2,177
ESSA Bancorp Inc.	133,034	2,163
Owens Realty Mortgage Inc.	127,104	2,147
Peoples Bancorp of North Carolina Inc.	74,425	2,146
Penns Woods Bancorp Inc.	49,358	2,145
Timberland Bancorp Inc.	68,557	2,142
Pzena Investment Management Inc. Class A	224,114	2,138
* Pacific Mercantile Bancorp	225,282	2,106
Mackinac Financial Corp.	128,400	2,080
Provident Financial Holdings Inc.	111,991	2,049
Capstar Financial Holdings Inc.	122,093	2,039
First Community Corp.	82,890	2,006
* Metropolitan Bank Holding Corp.	48,643	2,000
GAIN Capital Holdings Inc.	307,037	1,996
Unity Bancorp Inc.	87,065	1,994
* NI Holdings Inc.	117,411	1,981
Chemung Financial Corp.	46,289	1,964
Donegal Group Inc. Class A	138,033	1,961
* Howard Bancorp Inc.	108,753	1,925
First United Corp.	101,549	1,909
* Select Bancorp Inc.	153,784	1,907
Ellington Residential Mortgage REIT	165,120	1,864

	C&F Financial Corp.	31,682	1,861
	County Bancorp Inc.	70,459	1,769
*	Malvern Bancorp Inc.	73,338	1,756
	United Security Bancshares	157,636	1,750
	Community Financial Corp.	52,253	1,747
*,^	Siebert Financial Corp.	119,039	1,744
	SB One Bancorp	68,883	1,736
	GAMCO Investors Inc. Class A	73,819	1,729
*	Victory Capital Holdings Inc. Class A	181,075	1,727
	First Financial Northwest Inc.	103,776	1,720
*	FNCB Bancorp Inc.	174,900	1,709
*	Bridgewater Bancshares Inc.	130,834	1,703
	Ohio Valley Banc Corp.	45,934	1,683
	Luther Burbank Corp.	152,572	1,660
*	Atlas Financial Holdings Inc.	163,656	1,645
*	Baycom Corp.	61,000	1,627
*	Hallmark Financial Services Inc.	147,517	1,623
^	Oak Valley Bancorp	80,206	1,576
	Union Bankshares Inc.	29,454	1,565
	Parke Bancorp Inc.	68,711	1,543
*	Elevate Credit Inc.	186,586	1,504
	Tiptree Inc.	228,345	1,496
	Hawthorn Bancshares Inc.	65,555	1,491
	SB Financial Group Inc.	71,886	1,463
	Two River Bancorp	83,507	1,448
	DNB Financial Corp.	38,424	1,418
*	Meridian Corp.	82,000	1,410
	Colony Bankcorp Inc.	79,031	1,407
*,^	Impac Mortgage Holdings Inc.	181,158	1,357
	1st Constitution Bancorp	65,486	1,356
*	PDL Community Bancorp	89,499	1,352
	RBB Bancorp	51,780	1,269
*	Security National Financial Corp. Class A	243,954	1,269
*	Nicholas Financial Inc.	107,396	1,268
	Old Point Financial Corp.	42,408	1,268
	Citizens Community Bancorp Inc.	86,970	1,218
	American River Bankshares	77,554	1,188
	Prudential Bancorp Inc.	65,134	1,127
*	Ashford Inc.	14,435	1,095
	Silvercrest Asset Management Group Inc. Class A	78,526	1,088
	AmeriServ Financial Inc.	243,264	1,046
*	Coastway Bancorp Inc.	35,931	1,013
	Mid Penn Bancorp Inc.	33,700	982
*	HMN Financial Inc.	47,410	972
	Guaranty Bancshares Inc.	31,252	945
	Guaranty Federal Bancshares Inc.	38,891	933
	Sound Financial Bancorp Inc.	22,640	895
	Citizens Holding Co.	37,547	882
*	Great Elm Capital Group Inc.	268,787	874
	Donegal Group Inc. Class B	63,192	853
	Federal Agricultural Mortgage Corp. Class A	12,586	849
	Plumas Bancorp	32,188	800
	Hennessy Advisors Inc.	57,467	796
*	Consumer Portfolio Services Inc.	209,871	777
	Hunt Cos. Finance Trust Inc.	203,294	762
	United Bancorp Inc.	57,845	761
*	Esquire Financial Holdings Inc.	30,438	760

	Bancorp of New Jersey Inc.	42,401	725
	First Savings Financial Group Inc.	10,547	720
	Crawford & Co. Class A	78,437	706
	PB Bancorp Inc.	59,458	699
	Greene County Bancorp Inc.	21,631	694
	HopFed Bancorp Inc.	37,884	663
	Poage Bankshares Inc.	24,976	633
*	TheStreet Inc.	278,028	612
	Severn Bancorp Inc.	62,404	612
	Salisbury Bancorp Inc.	14,495	609
	Blue Capital Reinsurance Holdings Ltd.	59,014	602
	Sachem Capital Corp.	143,397	598
*	Anchor Bancorp Inc.	19,012	538
	Community West Bancshares	43,814	526
	A-Mark Precious Metals Inc.	37,995	495
	Manhattan Bridge Capital Inc.	76,762	491
	Auburn National Bancorporation Inc.	11,545	442
	Central Federal Corp.	28,310	439
	Elmira Savings Bank	19,734	403
*	Spirit of Texas Bancshares Inc.	17,500	378
	First Capital Inc.	8,782	337
	Eagle Bancorp Montana Inc.	17,747	322
	MSB Financial Corp.	15,636	319
	Manning & Napier Inc.	107,926	318
	Medley Management Inc. Class A	53,857	283
*	Ditech Holding Corp.	65,900	282
	Wellesley Bank	8,328	280
	United Bancshares Inc.	11,989	275
*	Carolina Trust Bancshares Inc.	32,192	265
*	Atlanticus Holdings Corp.	87,924	260
^	US Global Investors Inc. Class A	159,768	243
	IF Bancorp Inc.	8,223	190
	Stewardship Financial Corp.	17,766	188
	Southwest Georgia Financial Corp.	7,535	173
*	Randolph Bancorp Inc.	10,441	173
*	Tremont Mortgage Trust	13,800	162
	Fauquier Bankshares Inc.	6,382	162
*	Conifer Holdings Inc.	24,973	141
	Bank of South Carolina Corp.	6,757	137
*	Limestone Bancorp Inc.	8,506	132
*	Magyar Bancorp Inc.	10,465	127
	Summit State Bank	7,554	116
	Glen Burnie Bancorp	9,237	113
	Bank of the James Financial Group Inc.	6,976	110
*	Coastal Financial Corp.	6,048	103
*	Hamilton Bancorp Inc.	7,058	101
*	FFBW Inc.	8,563	97
	Landmark Bancorp Inc.	3,289	95
*	First Western Financial Inc.	5,453	95
	Kentucky First Federal Bancorp	9,399	75
	Asta Funding Inc.	18,311	72
	Oconee Federal Financial Corp.	2,585	70
	Citizens First Corp.	2,642	69
*	1347 Property Insurance Holdings Inc.	10,409	68
*,^	OP Bancorp	5,800	67
	Level One Bancorp Inc.	2,196	61
	Pathfinder Bancorp Inc.	3,621	54

	Bancorp 34 Inc.	2,993	47
	First US Bancshares Inc.	4,118	45
*	Village Bank and Trust Financial Corp.	1,338	45
*	Community First Bancshares Inc.	3,743	44
*	National Holdings Corp.	13,459	43
*	ICC Holdings Inc.	2,593	39
*	Broadway Financial Corp.	22,638	32
	Patriot National Bancorp Inc.	1,479	32
*	Amalgamated Bank Class A	1,001	19
	Value Line Inc.	586	15
	Emclaire Financial Corp.	300	11
	GWG Holdings Inc.	900	7
	Ottawa Bancorp Inc.	500	7
	Atlantic American Corp.	2,591	6
	HV Bancorp Inc.	400	6
*,^	LM Funding America Inc.	11,923	6
	Lake Shore Bancorp Inc.	300	5
*	National Holdings Corp. Warrants Exp. 01/18/2022	7,766	5
*	FSB Bancorp Inc.	229	4
*	Standard AVB Financial Corp.	96	3
*	Carver Bancorp Inc.	445	2
	Cohen & Co. Inc.	64	1
*	FlexShopper Inc.	519	—
	Home Federal Bancorp Inc.	6	—
	WCF Bancorp Inc.	21	—
			11,232,322
Health Care (12.5%)
*	BioMarin Pharmaceutical Inc.	2,340,032	226,913
*	Veeva Systems Inc. Class A	1,591,675	173,286
*	DexCom Inc.	1,159,619	165,872
	Teleflex Inc.	603,445	160,571
*	Neurocrine Biosciences Inc.	1,196,959	147,166
*	Jazz Pharmaceuticals plc	797,443	134,074
*	Sarepta Therapeutics Inc.	820,372	132,498
	STERIS plc	1,122,724	128,440
*	Exact Sciences Corp.	1,612,475	127,257
*	Molina Healthcare Inc.	809,945	120,439
	West Pharmaceutical Services Inc.	970,539	119,832
*	Seattle Genetics Inc.	1,407,209	108,524
*	Bluebird Bio Inc.	709,637	103,607
*	Alnylam Pharmaceuticals Inc.	1,170,657	102,456
	Encompass Health Corp.	1,307,801	101,943
	Bio-Techne Corp.	498,054	101,658
*,^	Ionis Pharmaceuticals Inc.	1,814,740	93,604
*	Catalent Inc.	1,927,445	87,795
*	Alkermes plc	2,051,442	87,063
*	Sage Therapeutics Inc.	616,132	87,029
*	Charles River Laboratories International Inc.	631,835	85,007
	Hill-Rom Holdings Inc.	891,493	84,157
*	PRA Health Sciences Inc.	762,871	84,061
*	Insulet Corp.	790,316	83,734
*	Bio-Rad Laboratories Inc. Class A	263,351	82,426
*,^	Teladoc Health Inc.	934,565	80,700
*	Masimo Corp.	639,433	79,635
*	Haemonetics Corp.	688,807	78,924
*	LivaNova plc	622,154	77,128
*	Ligand Pharmaceuticals Inc.	280,589	77,019

*	United Therapeutics Corp.	573,685	73,363
*	athenahealth Inc.	532,832	71,186
*	Exelixis Inc.	3,891,625	68,960
	Chemed Corp.	213,962	68,378
*	HealthEquity Inc.	709,253	66,961
*	Integra LifeSciences Holdings Corp.	950,055	62,580
*	Loxo Oncology Inc.	362,885	61,992
*	Penumbra Inc.	406,775	60,894
*	FibroGen Inc.	1,001,305	60,829
*	ICU Medical Inc.	206,814	58,477
*	Medidata Solutions Inc.	795,938	58,350
*	MEDNAX Inc.	1,239,981	57,858
*	Inogen Inc.	234,857	57,333
*	Globus Medical Inc.	986,364	55,986
*	Agios Pharmaceuticals Inc.	666,808	51,424
*	Neogen Corp.	695,883	49,777
*	NuVasive Inc.	689,097	48,912
*	Amedisys Inc.	390,015	48,736
*	Ultragenyx Pharmaceutical Inc.	621,758	47,465
*,^	Immunomedics Inc.	2,164,673	45,090
*	Wright Medical Group NV	1,545,340	44,846
*	Merit Medical Systems Inc.	726,322	44,632
*	Blueprint Medicines Corp.	567,912	44,331
*	Endo International plc	2,616,974	44,044
	Bruker Corp.	1,315,546	44,005
	Cantel Medical Corp.	477,592	43,967
*	Horizon Pharma plc	2,221,084	43,489
*	Avanos Medical Inc.	631,190	43,237
*	Myriad Genetics Inc.	938,526	43,172
*	Array BioPharma Inc.	2,837,319	43,127
*	Syneos Health Inc.	816,031	42,066
*	LHC Group Inc.	393,207	40,496
*	Acadia Healthcare Co. Inc.	1,109,672	39,060
*	Omnicell Inc.	521,942	37,528
*	Emergent BioSolutions Inc.	557,601	36,707
*	HMS Holdings Corp.	1,115,843	36,611
*	Intercept Pharmaceuticals Inc.	282,376	35,681
*	AMN Healthcare Services Inc.	643,954	35,224
*	Supernus Pharmaceuticals Inc.	697,144	35,101
*	Allscripts Healthcare Solutions Inc.	2,405,431	34,277
*	Ironwood Pharmaceuticals Inc. Class A	1,855,642	34,255
*	LifePoint Health Inc.	525,578	33,847
*	Tandem Diabetes Care Inc.	763,542	32,710
*	Premier Inc. Class A	705,298	32,289
*	Aerie Pharmaceuticals Inc.	523,777	32,238
*	Integer Holdings Corp.	383,252	31,791
*	Mallinckrodt plc	1,068,225	31,310
*	Tenet Healthcare Corp.	1,099,159	31,282
*	Halozyme Therapeutics Inc.	1,712,064	31,108
*	Amicus Therapeutics Inc.	2,535,847	30,658
*	Arena Pharmaceuticals Inc.	663,191	30,520
*	Cambrex Corp.	444,349	30,393
*	Acceleron Pharma Inc.	522,766	29,918
*	REGENXBIO Inc.	392,462	29,631
*	Heron Therapeutics Inc.	921,850	29,177
*	MyoKardia Inc.	445,944	29,076
*	PTC Therapeutics Inc.	614,579	28,885

*	Quidel Corp.	438,223	28,559
*	Zogenix Inc.	563,431	27,946
*	Repligen Corp.	502,710	27,880
*,^	Glaukos Corp.	424,148	27,527
*	Momenta Pharmaceuticals Inc.	1,045,106	27,486
*	ACADIA Pharmaceuticals Inc.	1,322,975	27,465
*	Pacira Pharmaceuticals Inc.	551,177	27,090
*	BioTelemetry Inc.	418,924	27,000
^	Patterson Cos. Inc.	1,092,278	26,706
	CONMED Corp.	336,511	26,658
*	Select Medical Holdings Corp.	1,446,822	26,622
*	AnaptysBio Inc.	265,321	26,471
*	Medicines Co.	873,407	26,124
*	Global Blood Therapeutics Inc.	675,161	25,656
*	Prestige Consumer Healthcare Inc.	674,005	25,538
*	iRhythm Technologies Inc.	269,576	25,518
*,^	Evolent Health Inc. Class A	888,844	25,243
*	NxStage Medical Inc.	901,305	25,137
	Ensign Group Inc.	657,181	24,920
*	Brookdale Senior Living Inc.	2,526,009	24,831
*	Atara Biotherapeutics Inc.	591,149	24,444
*	Xencor Inc.	626,808	24,427
*	Magellan Health Inc.	332,415	23,951
*	Madrigal Pharmaceuticals Inc.	111,169	23,805
*	Portola Pharmaceuticals Inc.	884,205	23,546
*,^	Spark Therapeutics Inc.	425,766	23,226
*	Sangamo Therapeutics Inc.	1,366,064	23,155
*,^	Arrowhead Pharmaceuticals Inc.	1,178,478	22,591
*	Amneal Pharmaceuticals Inc.	1,005,974	22,323
*,^	TESARO Inc.	559,413	21,823
*	Nevro Corp.	381,602	21,751
*	Spectrum Pharmaceuticals Inc.	1,272,589	21,380
*	Medpace Holdings Inc.	350,017	20,970
*	Insmed Inc.	1,032,007	20,867
*	Clovis Oncology Inc.	706,231	20,742
	US Physical Therapy Inc.	173,051	20,524
*	Mirati Therapeutics Inc.	428,007	20,159
*	Genomic Health Inc.	269,453	18,921
*	Puma Biotechnology Inc.	410,629	18,827
*	ImmunoGen Inc.	1,975,656	18,709
*,^	Theravance Biopharma Inc.	564,103	18,429
*	STAAR Surgical Co.	379,643	18,223
*	Corcept Therapeutics Inc.	1,288,108	18,059
*	Cardiovascular Systems Inc.	451,482	17,671
*,^	TherapeuticsMD Inc.	2,614,435	17,151
*	G1 Therapeutics Inc.	327,539	17,127
*,^	OPKO Health Inc.	4,896,582	16,942
*	Editas Medicine Inc.	529,971	16,864
	Luminex Corp.	551,875	16,727
*	Enanta Pharmaceuticals Inc.	195,684	16,723
*,^	Reata Pharmaceuticals Inc. Class A	202,774	16,579
*,^	Intrexon Corp.	957,935	16,496
*	Akorn Inc.	1,265,510	16,426
*	Tabula Rasa HealthCare Inc.	201,608	16,369
*	CryoLife Inc.	462,168	16,268
*	Endocyte Inc.	910,183	16,165
*	Natus Medical Inc.	452,501	16,132

*	AxoGen Inc.	436,577	16,088
*	Vanda Pharmaceuticals Inc.	700,192	16,069
*	AtriCure Inc.	441,769	15,475
*	Retrophin Inc.	537,292	15,436
*,^	Denali Therapeutics Inc.	691,882	15,042
*	Audentes Therapeutics Inc.	379,169	15,011
*	NeoGenomics Inc.	974,096	14,952
*,^	Omeros Corp.	612,039	14,940
	Atrion Corp.	21,485	14,928
*	K2M Group Holdings Inc.	544,817	14,912
*	Tivity Health Inc.	459,188	14,763
*	Orthofix Medical Inc.	253,866	14,676
*	Varex Imaging Corp.	511,963	14,673
*	Vocera Communications Inc.	399,073	14,598
*	Innoviva Inc.	949,862	14,476
*	Tactile Systems Technology Inc.	201,839	14,341
*	Aimmune Therapeutics Inc.	516,781	14,098
*	Intra-Cellular Therapies Inc.	640,944	13,908
*	Surmodics Inc.	186,295	13,907
*,^	Esperion Therapeutics Inc.	311,813	13,835
*	Biohaven Pharmaceutical Holding Co. Ltd.	365,785	13,735
	Owens & Minor Inc.	829,607	13,705
*,^	TransEnterix Inc.	2,347,235	13,614
*	CareDx Inc.	466,794	13,467
*	Alder Biopharmaceuticals Inc.	804,974	13,403
*	Invitae Corp.	790,537	13,226
*	R1 RCM Inc.	1,286,850	13,074
*	Iovance Biotherapeutics Inc.	1,146,629	12,900
*	NextGen Healthcare Inc.	639,331	12,838
*	Diplomat Pharmacy Inc.	657,300	12,758
*	OraSure Technologies Inc.	823,419	12,722
*	Coherus Biosciences Inc.	770,912	12,720
*	Cerus Corp.	1,760,053	12,690
*,^	Viking Therapeutics Inc.	722,651	12,589
	Phibro Animal Health Corp. Class A	272,557	11,693
*	Natera Inc.	480,344	11,499
*	Karyopharm Therapeutics Inc.	670,074	11,411
*	Intellia Therapeutics Inc.	389,568	11,149
	National HealthCare Corp.	147,189	11,094
*	BioCryst Pharmaceuticals Inc.	1,453,345	11,089
*	CytomX Therapeutics Inc.	591,955	10,951
*	AngioDynamics Inc.	500,857	10,889
*	Intersect ENT Inc.	376,555	10,826
*	Codexis Inc.	629,220	10,791
	HealthStream Inc.	347,081	10,763
*	MacroGenics Inc.	501,079	10,743
*	Acorda Therapeutics Inc.	544,551	10,700
*,^	Cara Therapeutics Inc.	434,601	10,409
*	Assembly Biosciences Inc.	279,209	10,370
*,^	WaVe Life Sciences Ltd.	203,642	10,182
*	Providence Service Corp.	150,904	10,153
*	Heska Corp.	89,169	10,104
*	Fate Therapeutics Inc.	608,062	9,905
*	Radius Health Inc.	551,612	9,819
*,^	Novavax Inc.	5,124,048	9,633
*,^	Pacific Biosciences of California Inc.	1,767,799	9,564
*	Revance Therapeutics Inc.	382,800	9,513

*	Amphastar Pharmaceuticals Inc.	487,063	9,371
*	Eagle Pharmaceuticals Inc.	134,778	9,344
*	Dicerna Pharmaceuticals Inc.	606,292	9,252
*	Addus HomeCare Corp.	131,490	9,224
*	Dynavax Technologies Corp.	741,969	9,200
*	AMAG Pharmaceuticals Inc.	459,803	9,196
*,^	Solid Biosciences Inc.	188,390	8,888
*,^	Flexion Therapeutics Inc.	473,450	8,858
*	Cymabay Therapeutics Inc.	788,649	8,738
	Meridian Bioscience Inc.	582,314	8,676
*,^	Inovalon Holdings Inc. Class A	862,085	8,664
*	Anika Therapeutics Inc.	202,500	8,541
*,^	MiMedx Group Inc.	1,353,509	8,365
*	CorVel Corp.	138,672	8,355
*	Vericel Corp.	586,599	8,300
*	Apellis Pharmaceuticals Inc.	464,812	8,264
*,^	Accelerate Diagnostics Inc.	356,624	8,185
	LeMaitre Vascular Inc.	209,142	8,102
*	Athenex Inc.	518,866	8,063
*	Rhythm Pharmaceuticals Inc.	274,007	7,993
*	Deciphera Pharmaceuticals Inc.	192,716	7,462
*	ArQule Inc.	1,299,875	7,357
*	Epizyme Inc.	688,476	7,298
*	Sientra Inc.	304,933	7,282
*,^	Akcea Therapeutics Inc.	207,739	7,275
*	Cytokinetics Inc.	734,497	7,235
*,^	Lexicon Pharmaceuticals Inc.	662,625	7,070
*	Kura Oncology Inc.	401,119	7,020
*	Rigel Pharmaceuticals Inc.	2,182,372	7,005
*	Prothena Corp. plc	533,158	6,974
*	Progenics Pharmaceuticals Inc.	1,110,213	6,961
*,^	ViewRay Inc.	739,248	6,919
*	ANI Pharmaceuticals Inc.	121,732	6,883
*	Achillion Pharmaceuticals Inc.	1,868,526	6,876
*,^	PetIQ Inc. Class A	171,803	6,754
*	RadNet Inc.	447,753	6,739
*,^	Verastem Inc.	925,078	6,707
*	Antares Pharma Inc.	1,966,165	6,606
*	Five Prime Therapeutics Inc.	472,560	6,578
	Invacare Corp.	450,014	6,548
*,^	MediciNova Inc.	517,768	6,467
*,^	Apollo Medical Holdings Inc.	291,456	6,432
*	Akebia Therapeutics Inc.	725,907	6,410
*	GlycoMimetics Inc.	442,877	6,377
*	Inovio Pharmaceuticals Inc.	1,144,163	6,362
*,^	Rocket Pharmaceuticals Inc.	257,168	6,331
*	Lantheus Holdings Inc.	423,471	6,331
*,^	ZIOPHARM Oncology Inc.	1,869,635	5,983
*	Stemline Therapeutics Inc.	359,433	5,967
*	Cutera Inc.	182,748	5,948
*	Triple-S Management Corp. Class B	312,871	5,910
*	Tricida Inc.	193,344	5,907
*	NanoString Technologies Inc.	329,851	5,881
*,^	Collegium Pharmaceutical Inc.	393,988	5,807
*	Accuray Inc.	1,288,784	5,800
*,^	Senseonics Holdings Inc.	1,209,292	5,768
*	GenMark Diagnostics Inc.	769,795	5,658

*	Kindred Biosciences Inc.	400,015	5,580
*,^	Synergy Pharmaceuticals Inc.	3,263,608	5,548
*	BioScrip Inc.	1,776,680	5,508
*	IntriCon Corp.	97,916	5,503
*,^	La Jolla Pharmaceutical Co.	272,842	5,492
*,^	Adamas Pharmaceuticals Inc.	272,147	5,448
*,^	Sorrento Therapeutics Inc.	1,237,903	5,447
*,^	Community Health Systems Inc.	1,572,369	5,440
*	Catalyst Pharmaceuticals Inc.	1,430,471	5,407
*	Voyager Therapeutics Inc.	284,963	5,392
*	InflaRx NV	156,815	5,382
*	PDL BioPharma Inc.	2,036,714	5,357
*,^	Abeona Therapeutics Inc.	416,623	5,333
*	Zafgen Inc.	447,838	5,235
	National Research Corp.	134,551	5,194
*,^	Keryx Biopharmaceuticals Inc.	1,526,162	5,189
*	Dermira Inc.	466,224	5,082
*,^	Corbus Pharmaceuticals Holdings Inc.	670,493	5,062
*,^	Eloxx Pharmaceuticals Inc.	295,836	5,041
*	Assertio Therapeutics Inc.	844,766	4,967
*,^	CryoPort Inc.	385,724	4,941
*	Minerva Neurosciences Inc.	391,926	4,919
*	Kadmon Holdings Inc.	1,471,747	4,916
*,^	TG Therapeutics Inc.	867,560	4,858
*,^	Inspire Medical Systems Inc.	114,242	4,807
*	Aclaris Therapeutics Inc.	330,111	4,793
*,^	AVEO Pharmaceuticals Inc.	1,399,784	4,633
*	Avid Bioservices Inc.	670,519	4,600
*	Cross Country Healthcare Inc.	502,797	4,389
	Computer Programs & Systems Inc.	162,708	4,369
*,^	SIGA Technologies Inc.	630,300	4,343
*,^	Geron Corp.	2,466,426	4,341
*,^	PolarityTE Inc.	221,238	4,226
*,^	Savara Inc.	376,867	4,206
*,^	Dova Pharmaceuticals Inc.	200,460	4,204
*,^	CytoSorbents Corp.	323,871	4,178
*	Nuvectra Corp.	189,496	4,165
*,^	Surgery Partners Inc.	248,129	4,094
*	American Renal Associates Holdings Inc.	185,350	4,013
	Utah Medical Products Inc.	42,493	4,003
*	BioSpecifics Technologies Corp.	67,729	3,961
*,^	Athersys Inc.	1,839,055	3,862
*	T2 Biosystems Inc.	514,760	3,835
*	Capital Senior Living Corp.	401,621	3,791
*	Adverum Biotechnologies Inc.	619,519	3,748
*,^	Paratek Pharmaceuticals Inc.	385,295	3,737
*,^	BioTime Inc.	1,589,023	3,734
*	Veracyte Inc.	386,910	3,695
*	Tocagen Inc.	233,454	3,640
*	Allakos Inc.	80,606	3,626
*	Aldeyra Therapeutics Inc.	262,644	3,624
*	ChemoCentryx Inc.	286,325	3,619
*	Aduro Biotech Inc.	489,222	3,596
*	Homology Medicines Inc.	156,171	3,570
*	Bellicum Pharmaceuticals Inc.	574,944	3,542
*,^	Corium International Inc.	370,501	3,523
*	RTI Surgical Inc.	779,635	3,508

*	Marinus Pharmaceuticals Inc.	350,359	3,504
*	Avrobio Inc.	66,135	3,430
*,^	Insys Therapeutics Inc.	339,332	3,420
*	Ra Pharmaceuticals Inc.	188,716	3,414
*	Aratana Therapeutics Inc.	578,531	3,379
*,^	MannKind Corp.	1,830,716	3,350
*,^	Helius Medical Technologies Inc. Class A	341,815	3,346
*	Syros Pharmaceuticals Inc.	277,221	3,302
*	Albireo Pharma Inc.	100,109	3,300
*	Fluidigm Corp.	437,272	3,275
*	Civitas Solutions Inc.	213,717	3,152
*	Concert Pharmaceuticals Inc.	203,008	3,013
*	SeaSpine Holdings Corp.	187,786	2,922
	Simulations Plus Inc.	144,599	2,921
*	Harvard Bioscience Inc.	554,089	2,909
*,^	CASI Pharmaceuticals Inc.	621,155	2,901
*,^	Ocular Therapeutix Inc.	421,605	2,901
*,^	Rockwell Medical Inc.	671,256	2,833
*,^	Idera Pharmaceuticals Inc.	316,711	2,822
*	Enzo Biochem Inc.	671,672	2,767
*,^	Rubius Therapeutics Inc.	114,298	2,743
*,^	Kiniksa Pharmaceuticals Ltd. Class A	105,650	2,694
*	Castlight Health Inc. Class B	994,273	2,685
*,^	AcelRx Pharmaceuticals Inc.	667,668	2,571
*,^	Galectin Therapeutics Inc.	425,355	2,556
*,^	Teligent Inc.	642,232	2,537
*,^	Cellular Biomedicine Group Inc.	139,359	2,529
*	Chimerix Inc.	643,484	2,503
*	Synlogic Inc.	171,547	2,438
*	Durect Corp.	2,198,383	2,418
*,^	Agenus Inc.	1,129,180	2,416
*,^	iRadimed Corp.	64,570	2,399
*	Clearside Biomedical Inc.	387,364	2,382
*,^	Optinose Inc.	187,741	2,334
*	Osiris Therapeutics Inc.	208,823	2,318
*	Calithera Biosciences Inc.	434,506	2,281
*,^	Arcus Biosciences Inc.	163,489	2,279
*	Bovie Medical Corp.	320,502	2,276
*	FONAR Corp.	90,717	2,259
*,^	Seres Therapeutics Inc.	295,653	2,244
*,^	BioDelivery Sciences International Inc.	799,731	2,239
*,^	Evolus Inc.	119,876	2,232
*	Ardelyx Inc.	511,219	2,224
*	Quorum Health Corp.	379,043	2,221
*	Celcuity Inc.	76,715	2,206
*,^	Palatin Technologies Inc.	2,204,905	2,199
*	Endologix Inc.	1,135,321	2,168
*	Melinta Therapeutics Inc.	543,316	2,146
*,^	Conatus Pharmaceuticals Inc.	367,468	2,131
*	OrthoPediatrics Corp.	57,622	2,111
*	Aptinyx Inc.	72,342	2,095
*	Mersana Therapeutics Inc.	206,896	2,069
*	Selecta Biosciences Inc.	130,699	2,032
*	Acer Therapeutics Inc.	65,711	2,027
*,^	Lannett Co. Inc.	425,848	2,023
*,^	EyePoint Pharmaceuticals Inc.	562,709	2,009
*	Tetraphase Pharmaceuticals Inc.	723,299	1,996

*	ContraFect Corp.	958,686	1,984
*	Syndax Pharmaceuticals Inc.	245,398	1,983
*	Invuity Inc.	266,759	1,974
*	Infinity Pharmaceuticals Inc.	726,824	1,970
*	Spring Bank Pharmaceuticals Inc.	163,351	1,968
*	ADMA Biologics Inc.	315,321	1,958
*,^	Crinetics Pharmaceuticals Inc.	66,987	1,919
*	Tyme Technologies Inc.	688,100	1,913
*,^	Achaogen Inc.	477,723	1,906
*,^	Zynerba Pharmaceuticals Inc.	231,681	1,891
*	HTG Molecular Diagnostics Inc.	370,013	1,869
*,^	Adamis Pharmaceuticals Corp.	532,238	1,863
*	Sienna Biopharmaceuticals Inc.	124,846	1,850
*	Aeglea BioTherapeutics Inc.	192,119	1,839
*	Pfenex Inc.	359,735	1,838
*	Scholar Rock Holding Corp.	71,364	1,838
*	Cue Biopharma Inc.	202,666	1,834
*	Neuronetics Inc.	56,960	1,826
*	Odonate Therapeutics Inc.	90,772	1,762
*,^	VBI Vaccines Inc.	727,398	1,760
*	Catalyst Biosciences Inc.	163,214	1,759
*	Protagonist Therapeutics Inc.	169,930	1,749
*,^	Calyxt Inc.	114,374	1,747
*,^	BioLife Solutions Inc.	99,708	1,745
*,^	Corindus Vascular Robotics Inc.	1,221,096	1,734
*,^	Sesen Bio Inc.	801,103	1,722
*,^	Trevena Inc.	810,838	1,719
*	MEI Pharma Inc.	397,761	1,714
*,^	Innovate Biopharmaceuticals Inc.	242,700	1,658
*,^	Organovo Holdings Inc.	1,436,035	1,651
*	Chembio Diagnostics Inc.	157,238	1,651
*,^	Cohbar Inc.	378,132	1,630
*	Miragen Therapeutics Inc.	288,427	1,609
*	Immune Design Corp.	461,740	1,593
*,^	Sophiris Bio Inc.	559,915	1,562
*	Replimune Group Inc.	96,365	1,551
*,^	Anavex Life Sciences Corp.	566,620	1,547
*,^	Ekso Bionics Holdings Inc.	660,347	1,545
*	Applied Genetic Technologies Corp.	207,936	1,518
*	KalVista Pharmaceuticals Inc.	68,485	1,514
*	Eiger BioPharmaceuticals Inc.	125,834	1,510
*	CTI BioPharma Corp.	690,723	1,492
*,^	XOMA Corp.	84,637	1,487
	Psychemedics Corp.	78,603	1,479
*	Surface Oncology Inc.	132,306	1,447
*	Recro Pharma Inc.	202,068	1,437
*,^	NantKwest Inc.	386,561	1,430
*,^	ChromaDex Corp.	328,726	1,410
*	Neos Therapeutics Inc.	288,718	1,400
*,^	Quanterix Corp.	64,971	1,392
*	Corvus Pharmaceuticals Inc.	155,146	1,331
*	Aerpio Pharmaceuticals Inc.	426,100	1,317
*,^	Spero Therapeutics Inc.	121,258	1,274
*	Xeris Pharmaceuticals Inc.	72,043	1,267
*,^	Checkpoint Therapeutics Inc.	346,400	1,240
*	Elanco Animal Health Inc.	35,119	1,225
*	AAC Holdings Inc.	158,136	1,207

*,^	resTORbio Inc.	79,687	1,206
*	Aptevo Therapeutics Inc.	232,945	1,183
*,^	XBiotech Inc.	369,442	1,175
*	Mustang Bio Inc.	184,807	1,100
*	Champions Oncology Inc.	59,932	1,047
*	Otonomy Inc.	377,846	1,039
*	Apollo Endosurgery Inc.	142,486	1,022
*,^	Pulse Biosciences Inc.	71,293	1,012
*	Menlo Therapeutics Inc.	101,515	1,000
*	Merrimack Pharmaceuticals Inc.	185,083	987
*,^	Viveve Medical Inc.	363,040	973
	Aceto Corp.	429,937	972
*	Aquinox Pharmaceuticals Inc.	331,503	971
*	Krystal Biotech Inc.	55,172	970
*	Celldex Therapeutics Inc.	2,141,825	966
*,^	CorMedix Inc.	961,867	932
*,^	Cidara Therapeutics Inc.	209,686	923
*	NewLink Genetics Corp.	382,170	913
*,^	ITUS Corp.	196,684	913
*,^	BrainStorm Cell Therapeutics Inc.	238,368	911
*,^	TapImmune Inc.	99,813	903
*	Kala Pharmaceuticals Inc.	90,494	893
*,^	KemPharm Inc.	185,181	889
*,^	NantHealth Inc.	561,730	882
*	Matinas BioPharma Holdings Inc.	914,352	841
*	IRIDEX Corp.	131,887	837
*	Principia Biopharma Inc.	28,283	826
*	Leap Therapeutics Inc.	105,558	822
*,^	OncoSec Medical Inc.	584,725	819
*,^	Genesis Healthcare Inc.	605,622	818
*,^	CEL-SCI Corp.	199,012	806
*	Ophthotech Corp.	340,395	803
*	Conformis Inc.	720,234	763
*,^	Evelo Biosciences Inc.	61,665	751
*,^	VolitionRX Ltd.	288,752	748
*	Proteostasis Therapeutics Inc.	309,755	747
*	Allena Pharmaceuticals Inc.	67,910	729
*	Sunesis Pharmaceuticals Inc.	363,659	727
*,^	Unum Therapeutics Inc.	70,593	727
*	Novan Inc.	255,311	712
*,^	Advaxis Inc.	748,188	703
*	Axsome Therapeutics Inc.	197,614	682
*	Catabasis Pharmaceuticals Inc.	851,114	681
*	Y-mAbs Therapeutics Inc.	25,610	680
*	SCYNEXIS Inc.	562,798	675
*,^	Zosano Pharma Corp.	160,759	658
*,^	Riot Blockchain Inc.	179,749	656
*,^	Curis Inc.	363,068	646
*	Orgenesis Inc.	115,892	642
*	Misonix Inc.	34,659	641
*,^	Rexahn Pharmaceuticals Inc.	359,304	640
*	Jounce Therapeutics Inc.	96,348	626
*,^	Second Sight Medical Products Inc.	327,947	623
*,^	Fortress Biotech Inc.	386,717	619
*	Restoration Robotics Inc.	210,707	611
*	OncoMed Pharmaceuticals Inc.	287,555	610
*	InfuSystem Holdings Inc.	183,833	597

*	Actinium Pharmaceuticals Inc.	800,592	594
*	Neurotrope Inc.	67,260	593
*,^	Heat Biologics Inc.	295,197	590
*,^	Genocea Biosciences Inc.	751,470	586
*	Imprimis Pharmaceuticals Inc.	209,801	583
	Kewaunee Scientific Corp.	18,304	577
*,^	UNITY Biotechnology Inc.	34,251	558
*	Alphatec Holdings Inc.	163,944	553
	Digirad Corp.	363,958	546
*,^	Ampio Pharmaceuticals Inc.	1,073,956	546
*,^	Evoke Pharma Inc.	182,231	543
*	Alimera Sciences Inc.	518,727	508
*	Sharps Compliance Corp.	144,455	498
*	Versartis Inc.	345,434	484
*	Cumberland Pharmaceuticals Inc.	83,401	476
*,^	scPharmaceuticals Inc.	80,058	470
*	Electromed Inc.	71,985	468
*,^	Obalon Therapeutics Inc.	173,018	467
*,^	Medical Transcription Billing Corp.	89,380	465
*	Icad Inc.	157,862	459
*	OvaScience Inc.	588,274	429
*,^	Celsion Corp.	154,836	429
*,^	Asterias Biotherapeutics Inc. Class A	326,770	425
*,^	IsoRay Inc.	801,772	416
*	Molecular Templates Inc.	75,456	407
*,^	Cerecor Inc.	86,086	402
*,^	Opiant Pharmaceuticals Inc.	22,503	402
*	Aquestive Therapeutics Inc.	22,551	395
*,^	VIVUS Inc.	89,439	394
*,^	Vermillion Inc.	552,188	392
*,^	Navidea Biopharmaceuticals Inc.	1,694,430	391
*,^	Interpace Diagnostics Group Inc.	248,372	383
*	Ovid therapeutics Inc.	66,792	379
*	Forty Seven Inc.	25,112	375
*,^	VistaGen Therapeutics Inc.	257,465	373
*,^	Moleculin Biotech Inc.	229,179	367
*	Vical Inc.	261,746	359
*	Bioxcel Therapeutics Inc.	42,822	328
	Gritstone Oncology Inc.	22,543	321
*,^	Bellerophon Therapeutics Inc.	291,993	315
*,^	PAVmed Inc.	240,525	313
*,^	Capricor Therapeutics Inc.	294,197	309
*,^	Valeritas Holdings Inc.	229,891	306
*,^	BioPharmX Corp.	1,593,880	303
*	Tracon Pharmaceuticals Inc.	145,455	298
*,^	Soligenix Inc.	158,107	297
*,^	Catasys Inc.	23,075	297
*	Strata Skin Sciences Inc.	83,712	296
*	Liquidia Technologies Inc.	10,557	290
*	Lipocine Inc.	208,893	288
*	Magenta Therapeutics Inc.	23,876	287
*,^	Akers Biosciences Inc.	997,192	283
*,^	CytRx Corp.	261,880	275
*,^	Gemphire Therapeutics Inc.	129,871	268
*,^	Kezar Life Sciences Inc.	12,043	258
*	Oncobiologics Inc.	258,846	254
*	Aevi Genomic Medicine Inc.	198,525	244

*,^	Edge Therapeutics Inc.	294,157	241
*,^	Aethlon Medical Inc.	197,510	233
*,^	SELLAS Life Sciences Group Inc.	185,333	226
*,^	GTx Inc.	141,091	222
*	CAS Medical Systems Inc.	96,327	220
*,^	AmpliPhi Biosciences Corp.	212,113	214
*	Chiasma Inc.	58,188	209
*	Five Star Senior Living Inc.	235,990	203
^	Biolase Inc.	97,373	202
*,^	Myomo Inc.	101,985	198
*,^	Fibrocell Science Inc.	80,875	191
*,^	Cancer Genetics Inc.	179,351	187
*,^	Oncocyte Corp.	72,850	182
*	Bioanalytical Systems Inc.	111,396	179
*,^	Trovagene Inc.	217,675	177
*	Neuralstem Inc.	165,532	177
*,^	Novus Therapeutics Inc.	37,690	176
*,^	InVivo Therapeutics Holdings Corp.	85,892	174
*	Alpine Immune Sciences Inc.	27,198	172
*,^	Evofem Biosciences Inc.	42,202	171
*,^	Xtant Medical Holdings Inc.	44,170	170
*	Neon Therapeutics Inc.	18,817	161
*	Proteon Therapeutics Inc.	81,784	159
*	Joint Corp.	18,025	154
*,^	Pulmatrix Inc.	415,907	154
*	Verrica Pharmaceuticals Inc.	9,444	153
*,^	Eidos Therapeutics Inc.	15,322	153
*,^	Yield10 Bioscience Inc.	103,390	147
*,^	Cyclacel Pharmaceuticals Inc.	106,172	145
*,^	aTyr Pharma Inc.	177,445	144
*	Caladrius Biosciences Inc.	23,398	138
*,^	Aradigm Corp.	120,486	137
*	NanoViricides Inc.	380,907	137
*,^	AquaBounty Technologies Inc.	41,893	134
*	Arsanis Inc.	79,499	129
*	Histogenics Corp.	232,341	127
*,^	Diffusion Pharmaceuticals Inc.	289,544	125
*	Vital Therapies Inc.	453,231	125
*,^	Co-Diagnostics Inc.	45,845	121
*,^	Senestech Inc.	162,808	112
*	Translate Bio Inc.	11,146	111
*,^	Precision Therapeutics Inc.	101,040	107
*,^	Ritter Pharmaceuticals Inc.	56,210	105
*	AzurRx BioPharma Inc.	40,665	105
*,^	DarioHealth Corp.	107,299	104
*,^	Synthetic Biologics Inc.	38,747	101
*,^	Xenetic Biosciences Inc.	35,393	100
*,^	Onconova Therapeutics Inc.	13,644	100
*,^	Ohr Pharmaceutical Inc.	531,931	98
*	Streamline Health Solutions Inc.	83,275	98
*	Presbia plc	54,190	95
	Vaxart Inc.	33,222	95
*	Alliqua BioMedical Inc.	41,300	94
*,^	Pain Therapeutics Inc.	87,959	89
*	Agile Therapeutics Inc.	241,958	89
*,^	Pernix Therapeutics Holdings Inc.	90,003	87
*,^	Sonoma Pharmaceuticals Inc.	57,676	84

*,^	OpGen Inc.	41,396	84
*,^	Hemispherx Biopharma Inc.	361,415	83
*	Constellation Pharmaceuticals Inc.	12,040	81
*	Retractable Technologies Inc.	109,240	79
*	SunLink Health Systems Inc.	57,952	77
*	Regulus Therapeutics Inc.	390,039	77
*	Wright Medical Group Inc. CVR	52,493	76
*,^	iBio Inc.	87,761	75
*,^	vTv Therapeutics Inc. Class A	94,591	73
*	Fulgent Genetics Inc.	18,060	71
*	Aileron Therapeutics Inc.	24,778	68
*,^	Tenax Therapeutics Inc.	12,200	64
*,^	ImmunoCellular Therapeutics Ltd.	284,812	60
*,^	Atossa Genetics Inc.	33,864	59
*	Microbot Medical Inc.	7,871	58
*,^	Tonix Pharmaceuticals Holding Corp.	97,619	58
*,^	ContraVir Pharmaceuticals Inc.	101,131	57
*	Flex Pharma Inc.	119,407	56
	RA Medical Systems Inc.	3,050	56
*,^	Apricus Biosciences Inc.	172,054	53
*,^	Cellectar Biosciences Inc.	16,755	50
*	Pro-Dex Inc.	4,785	50
*	Citius Pharmaceuticals Inc.	28,963	50
*,^	Achieve Life Sciences Inc.	15,555	49
*	Bio-Path Holdings Inc.	78,343	46
*,^	Precipio Inc.	116,462	46
	Daxor Corp.	8,705	44
*	Oragenics Inc.	37,621	43
*	Soleno Therapeutics Inc.	19,322	42
	Diversicare Healthcare Services Inc.	6,253	40
*,^	Dare Bioscience Inc.	41,359	40
*	ImmuCell Corp.	4,703	39
*,^	CHF Solutions Inc.	33,048	39
*	CynergisTek Inc.	10,039	39
*,^	Biocept Inc.	13,911	38
*	Sensus Healthcare Inc.	4,538	38
*,^	EyeGate Pharmaceuticals Inc.	115,410	36
*,^	RXi Pharmaceuticals Corp.	29,860	35
*	Avenue Therapeutics Inc.	11,161	32
*	Ligand Pharmaceuticals Inc. Beta CVR	395,811	32
*	NovaBay Pharmaceuticals Inc.	15,439	29
*	ARCA biopharma Inc.	50,481	28
*,^	Cleveland BioLabs Inc.	13,546	27
*,^	NanoVibronix Inc.	5,700	26
	ProPhase Labs Inc.	8,675	26
*	Allied Healthcare Products Inc.	11,560	25
*,^	Regional Health Properties Inc.	139,122	24
	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	22
*	PLx Pharma Inc.	5,122	21
*	American Shared Hospital Services	5,681	20
*,^	Cesca Therapeutics Inc.	58,940	19
*,^	MYnd Analytics Inc.	11,697	18
*	Biomerica Inc.	4,818	17
*,^	NeuroMetrix Inc.	11,900	16
^	Altimmune Inc.	3,582	16
*,^	Amedica Corp.	52,791	14
*	Cocrystal Pharma Inc.	3,905	10

*	InspireMD Inc.	43,504	10
*,^	Titan Pharmaceuticals Inc.	45,659	9
*	Nobilis Health Corp.	8,799	9
*,^	Aytu BioScience Inc.	2,606	7
*	Milestone Scientific Inc.	7,165	5
*	ElectroCore LLC	301	4
*	Micron Solutions Inc.	1,204	4
*,^	Cytori Therapeutics Inc.	9,598	4
*	Ligand Pharmaceuticals Inc. General CVR	395,811	4
*,^	Avinger Inc.	2,800	4
*,^	Egalet Corp.	19,584	2
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	2
*	Eyenovia Inc.	316	1
*	ReShape Lifesciences Inc.	24,728	1
*	Provention Bio Inc.	165	1
*	Jaguar Health Inc.	1	—
*	MabVax Therapeutics Holdings Inc.	2	—
			8,813,707
Industrials (13.3%)
*	CoStar Group Inc.	481,227	202,520
*	XPO Logistics Inc.	1,665,334	190,131
	TransUnion	2,424,613	178,403
	IDEX Corp.	1,000,708	150,767
	Old Dominion Freight Line Inc.	867,018	139,815
	Spirit AeroSystems Holdings Inc. Class A	1,382,867	126,767
	Wabtec Corp.	1,124,843	117,974
*	Teledyne Technologies Inc.	472,738	116,615
*	Sensata Technologies Holding plc	2,218,062	109,905
	KAR Auction Services Inc.	1,770,429	105,677
	Lennox International Inc.	470,657	102,791
*	HD Supply Holdings Inc.	2,394,290	102,452
	Graco Inc.	2,164,302	100,294
	Donaldson Co. Inc.	1,679,678	97,858
	Nordson Corp.	688,887	95,686
	Hubbell Inc. Class B	714,840	95,481
	Carlisle Cos. Inc.	775,134	94,411
*	Middleby Corp.	728,302	94,206
	Acuity Brands Inc.	530,279	83,360
	Toro Co.	1,371,594	82,255
	Allison Transmission Holdings Inc.	1,575,014	81,916
	BWX Technologies Inc.	1,304,185	81,564
*	WABCO Holdings Inc.	677,709	79,929
*	JetBlue Airways Corp.	4,105,680	79,486
	Curtiss-Wright Corp.	576,686	79,248
	Owens Corning	1,442,373	78,278
	Lincoln Electric Holdings Inc.	826,587	77,236
	Hexcel Corp.	1,139,787	76,423
	Watsco Inc.	417,930	74,433
	ManpowerGroup Inc.	846,461	72,762
*	Genesee & Wyoming Inc. Class A	786,371	71,552
	Trinity Industries Inc.	1,913,316	70,104
	ITT Inc.	1,139,942	69,833
	HEICO Corp. Class A	924,554	69,804
	Dun & Bradstreet Corp.	488,059	69,553
*	AECOM	2,097,317	68,498
	Oshkosh Corp.	951,634	67,794
	Landstar System Inc.	553,901	67,576

Crane Co.	664,698	65,373
* Trex Co. Inc.	774,320	59,607
Insperity Inc.	503,586	59,398
Woodward Inc.	726,918	58,779
Knight-Swift Transportation Holdings Inc.	1,687,625	58,189
* Kirby Corp.	704,293	57,928
Air Lease Corp. Class A	1,261,984	57,900
nVent Electric plc	2,122,828	57,656
EMCOR Group Inc.	764,961	57,456
* Proto Labs Inc.	338,395	54,735
* Axon Enterprise Inc.	774,170	52,976
MSC Industrial Direct Co. Inc. Class A	595,359	52,457
* ASGN Inc.	662,107	52,260
AGCO Corp.	857,926	52,153
HEICO Corp.	552,743	51,190
Tetra Tech Inc.	747,528	51,056
Ryder System Inc.	693,789	50,695
John Bean Technologies Corp.	415,229	49,537
* RBC Bearings Inc.	328,952	49,461
* Clean Harbors Inc.	686,325	49,127
MSA Safety Inc.	458,586	48,812
EnerSys	549,358	47,866
Brink's Co.	686,028	47,850
* USG Corp.	1,098,411	47,572
* Univar Inc.	1,537,645	47,144
Regal Beloit Corp.	571,463	47,117
Kennametal Inc.	1,056,888	46,038
* Armstrong World Industries Inc.	660,878	45,997
Macquarie Infrastructure Corp.	993,792	45,844
* Generac Holdings Inc.	809,179	45,646
Timken Co.	914,551	45,590
* Colfax Corp.	1,254,225	45,227
Hillenbrand Inc.	841,624	44,017
Barnes Group Inc.	617,111	43,833
* Rexnord Corp.	1,401,659	43,171
* Spirit Airlines Inc.	917,149	43,078
GATX Corp.	493,040	42,692
SkyWest Inc.	704,711	41,507
* SiteOne Landscape Supply Inc.	540,696	40,736
Applied Industrial Technologies Inc.	520,467	40,727
Valmont Industries Inc.	292,483	40,509
Simpson Manufacturing Co. Inc.	557,940	40,428
^ Healthcare Services Group Inc.	990,285	40,225
* WESCO International Inc.	627,494	38,560
KBR Inc.	1,814,650	38,344
* Gardner Denver Holdings Inc.	1,338,808	37,942
Moog Inc. Class A	438,832	37,726
Exponent Inc.	702,599	37,659
* MasTec Inc.	837,415	37,391
Korn/Ferry International	757,549	37,302
* FTI Consulting Inc.	506,415	37,065
Deluxe Corp.	641,802	36,544
* Mercury Systems Inc.	650,060	35,961
* Welbilt Inc.	1,718,060	35,873
UniFirst Corp.	204,591	35,527
* Dycom Industries Inc.	418,549	35,409
Terex Corp.	855,263	34,134

* Navistar International Corp.	877,574	33,787
* Beacon Roofing Supply Inc.	915,659	33,138
* Chart Industries Inc.	415,402	32,538
AMERCO	90,462	32,263
* Aerovironment Inc.	286,471	32,133
* Aerojet Rocketdyne Holdings Inc.	944,815	32,114
* Esterline Technologies Corp.	351,337	31,954
* TriNet Group Inc.	560,414	31,563
Albany International Corp.	394,440	31,358
Watts Water Technologies Inc. Class A	377,342	31,319
* Harsco Corp.	1,086,199	31,011
Herman Miller Inc.	801,358	30,772
* SPX FLOW Inc.	574,453	29,872
Universal Forest Products Inc.	823,792	29,105
Brady Corp. Class A	655,765	28,690
Forward Air Corp.	398,248	28,554
Comfort Systems USA Inc.	502,152	28,321
ABM Industries Inc.	876,163	28,256
* Avis Budget Group Inc.	877,525	28,204
Granite Construction Inc.	608,521	27,809
Hawaiian Holdings Inc.	688,777	27,620
Mobile Mini Inc.	605,747	26,562
* Saia Inc.	346,927	26,523
HNI Corp.	589,351	26,073
Covanta Holding Corp.	1,575,870	25,608
Kaman Corp.	377,790	25,229
Franklin Electric Co. Inc.	528,074	24,952
Cubic Corp.	338,922	24,758
Mueller Water Products Inc. Class A	2,131,185	24,530
* Masonite International Corp.	376,699	24,146
ESCO Technologies Inc.	354,720	24,139
* NOW Inc.	1,453,893	24,062
Greenbrier Cos. Inc.	383,881	23,071
* WageWorks Inc.	534,145	22,835
Matson Inc.	573,607	22,738
Actuant Corp. Class A	813,800	22,705
* JELD-WEN Holding Inc.	915,079	22,566
* Builders FirstSource Inc.	1,535,495	22,541
* MRC Global Inc.	1,200,647	22,536
Mueller Industries Inc.	775,606	22,477
Raven Industries Inc.	489,231	22,382
US Ecology Inc.	302,946	22,342
Federal Signal Corp.	823,828	22,062
Matthews International Corp. Class A	437,096	21,920
* Atlas Air Worldwide Holdings Inc.	342,531	21,836
Allegiant Travel Co. Class A	170,555	21,626
Steelcase Inc. Class A	1,168,775	21,622
* Meritor Inc.	1,113,663	21,561
Sun Hydraulics Corp.	390,051	21,367
Werner Enterprises Inc.	598,373	21,152
Triton International Ltd.	634,723	21,117
AAR Corp.	438,040	20,978
* Hub Group Inc. Class A	451,156	20,573
EnPro Industries Inc.	281,670	20,542
AAON Inc.	542,250	20,497
* Gibraltar Industries Inc.	425,928	19,422
* SPX Corp.	581,860	19,382

	ICF International Inc.	254,839	19,228
*	TriMas Corp.	631,178	19,188
*	Patrick Industries Inc.	323,042	19,124
*	Continental Building Products Inc.	506,009	19,001
	Interface Inc. Class A	813,407	18,993
	Standex International Corp.	176,771	18,428
	Tennant Co.	242,204	18,395
*	Advanced Disposal Services Inc.	677,826	18,356
	Pitney Bowes Inc.	2,516,637	17,818
	McGrath RentCorp	326,111	17,763
	AZZ Inc.	351,501	17,751
*	CBIZ Inc.	747,342	17,712
	Rush Enterprises Inc. Class A	439,573	17,280
	Advanced Drainage Systems Inc.	551,517	17,042
*	Kratos Defense & Security Solutions Inc.	1,148,516	16,975
	Viad Corp.	282,893	16,761
	ArcBest Corp.	345,022	16,751
^	Altra Industrial Motion Corp.	401,906	16,599
	ACCO Brands Corp.	1,455,476	16,447
*	Herc Holdings Inc.	320,356	16,402
	Kadant Inc.	151,948	16,388
*	Casella Waste Systems Inc. Class A	523,974	16,275
	Aircastle Ltd.	736,338	16,133
	H&E Equipment Services Inc.	423,810	16,012
*	PGT Innovations Inc.	740,029	15,985
	Knoll Inc.	679,446	15,933
	Apogee Enterprises Inc.	381,749	15,774
	Triumph Group Inc.	668,883	15,585
*	BMC Stock Holdings Inc.	819,302	15,280
*	American Woodmark Corp.	191,172	14,997
*	Huron Consulting Group Inc.	302,292	14,933
*	Air Transport Services Group Inc.	678,545	14,568
	Lindsay Corp.	143,982	14,433
	Wabash National Corp.	785,914	14,327
	GrafTech International Ltd.	733,571	14,312
	Navigant Consulting Inc.	620,215	14,302
*	TrueBlue Inc.	548,343	14,284
^	ADT Inc.	1,517,869	14,253
	Encore Wire Corp.	284,223	14,240
*	Milacron Holdings Corp.	702,954	14,235
*	Atkore International Group Inc.	535,111	14,197
	Douglas Dynamics Inc.	314,006	13,785
*	Evoqua Water Technologies Corp.	767,260	13,642
	Primoris Services Corp.	540,588	13,417
	Heartland Express Inc.	678,248	13,382
	Astec Industries Inc.	260,724	13,143
	CIRCOR International Inc.	264,542	12,566
	Alamo Group Inc.	129,748	11,886
	Kforce Inc.	315,685	11,870
*	Thermon Group Holdings Inc.	459,316	11,841
*	Hertz Global Holdings Inc.	723,839	11,820
*	CSW Industrials Inc.	218,614	11,740
	Multi-Color Corp.	186,856	11,632
	Manitowoc Co. Inc.	476,612	11,434
*	SP Plus Corp.	312,399	11,403
	Global Brass & Copper Holdings Inc.	308,421	11,381
*,^	Sunrun Inc.	914,503	11,376

	Briggs & Stratton Corp.	584,497	11,240
	Marten Transport Ltd.	531,660	11,191
*	Echo Global Logistics Inc.	355,891	11,015
*	Gates Industrial Corp. plc	563,516	10,989
	Columbus McKinnon Corp.	276,949	10,951
*	Aegion Corp. Class A	428,264	10,869
*	NV5 Global Inc.	122,880	10,654
*	Astronics Corp.	238,262	10,364
*	Lydall Inc.	237,685	10,244
*	Vicor Corp.	222,056	10,215
	Kelly Services Inc. Class A	422,677	10,157
	Schneider National Inc. Class B	402,374	10,051
*	Tutor Perini Corp.	528,971	9,945
*	GMS Inc.	424,828	9,856
	Gorman-Rupp Co.	266,953	9,744
*	Nexeo Solutions Inc.	769,840	9,431
*,^	Willscot Corp. Class A	544,154	9,332
*	Wesco Aircraft Holdings Inc.	823,159	9,261
	National Presto Industries Inc.	70,451	9,134
*,^	Team Inc.	403,437	9,077
	Insteel Industries Inc.	249,013	8,935
	Quad/Graphics Inc.	427,129	8,901
	Heidrick & Struggles International Inc.	260,419	8,815
*	Engility Holdings Inc.	243,801	8,774
	Quanex Building Products Corp.	477,604	8,692
	Kimball International Inc. Class B	513,497	8,601
*	DXP Enterprises Inc.	214,570	8,598
*,^	Bloom Energy Corp. Class A	250,198	8,527
	Argan Inc.	196,358	8,443
*	NCI Building Systems Inc.	554,032	8,394
	Hyster-Yale Materials Handling Inc.	131,429	8,087
	DMC Global Inc.	190,988	7,792
	NN Inc.	481,404	7,510
	Griffon Corp.	455,837	7,362
	Ennis Inc.	358,091	7,323
*	MYR Group Inc.	223,627	7,299
	Resources Connection Inc.	424,205	7,042
	Spartan Motors Inc.	462,410	6,821
	Barrett Business Services Inc.	99,252	6,628
	Essendant Inc.	514,712	6,599
	Systemax Inc.	191,620	6,312
*	Ducommun Inc.	147,836	6,038
*,^	KeyW Holding Corp.	695,993	6,027
*	Great Lakes Dredge & Dock Corp.	957,486	5,936
	REV Group Inc.	376,753	5,915
*	Daseke Inc.	730,331	5,857
	CRA International Inc.	116,483	5,850
*	Veritiv Corp.	160,368	5,837
*	Armstrong Flooring Inc.	317,954	5,755
	Forrester Research Inc.	125,361	5,754
*,^	Plug Power Inc.	2,986,079	5,733
*	Mistras Group Inc.	248,571	5,387
	Titan International Inc.	713,039	5,291
	Allied Motion Technologies Inc.	96,348	5,244
*	InnerWorkings Inc.	660,677	5,233
*	TPI Composites Inc.	182,615	5,214
	RR Donnelley & Sons Co.	941,865	5,086

	LSC Communications Inc.	453,906	5,020
*,^	Enphase Energy Inc.	1,032,150	5,006
*	Sterling Construction Co. Inc.	347,503	4,976
*	Vectrus Inc.	159,430	4,973
*	Covenant Transportation Group Inc. Class A	170,827	4,964
	American Railcar Industries Inc.	103,540	4,773
*	CAI International Inc.	208,002	4,757
	Park-Ohio Holdings Corp.	121,486	4,659
	Powell Industries Inc.	127,424	4,620
	PICO Holdings Inc.	345,676	4,338
*	Titan Machinery Inc.	279,203	4,323
*	Heritage-Crystal Clean Inc.	202,464	4,323
*,^	Energy Recovery Inc.	469,214	4,199
	Universal Logistics Holdings Inc.	111,395	4,099
*	Eagle Bulk Shipping Inc.	721,421	4,054
	Miller Industries Inc.	149,092	4,011
*	YRC Worldwide Inc.	443,964	3,987
*	Franklin Covey Co.	167,632	3,965
*	GP Strategies Corp.	227,615	3,835
	VSE Corp.	115,614	3,830
*	Blue Bird Corp.	155,314	3,805
*	General Finance Corp.	238,390	3,802
	Hurco Cos. Inc.	83,303	3,757
*	Willdan Group Inc.	104,127	3,536
	Omega Flex Inc.	48,416	3,445
*,^	BlueLinx Holdings Inc.	109,385	3,445
*	Commercial Vehicle Group Inc.	365,433	3,347
*	Northwest Pipe Co.	168,727	3,332
	Graham Corp.	118,067	3,326
*	Ameresco Inc. Class A	236,036	3,222
*	HC2 Holdings Inc.	524,759	3,212
*	CECO Environmental Corp.	397,613	3,133
*	Orion Group Holdings Inc.	413,907	3,125
*	LB Foster Co. Class A	149,344	3,069
	BG Staffing Inc.	112,282	3,054
	Reis Inc.	130,414	3,000
*	FreightCar America Inc.	186,494	2,997
*	Twin Disc Inc.	127,935	2,948
*	Lawson Products Inc.	85,761	2,907
*	Genco Shipping & Trading Ltd.	190,254	2,664
*	Radiant Logistics Inc.	438,565	2,592
*,^	Energous Corp.	249,653	2,526
*	Acacia Research Corp.	757,021	2,422
	Eastern Co.	83,819	2,380
	Preformed Line Products Co.	33,864	2,380
*,^	Babcock & Wilcox Enterprises Inc.	2,290,482	2,359
*	Foundation Building Materials Inc.	188,646	2,352
*	USA Truck Inc.	115,407	2,335
*	BrightView Holdings Inc.	143,575	2,304
*	US Xpress Enterprises Inc. Class A	162,753	2,246
*	Willis Lease Finance Corp.	64,531	2,227
*	PAM Transportation Services Inc.	34,199	2,226
*	Sparton Corp.	147,991	2,136
*	IES Holdings Inc.	107,279	2,092
*	Manitex International Inc.	197,034	2,075
*	Astronics Corp. Class B	47,596	2,049
*	Xerium Technologies Inc.	145,192	1,954

*,^	Vivint Solar Inc.	357,964	1,861
*	Construction Partners Inc. Class A	148,703	1,799
*,^	American Superconductor Corp.	248,232	1,725
	Rush Enterprises Inc. Class B	42,494	1,695
*	Transcat Inc.	74,035	1,692
*	Infrastructure and Energy Alternatives Inc.	157,400	1,653
	LSI Industries Inc.	349,060	1,606
*	ARC Document Solutions Inc.	549,008	1,559
*	Gencor Industries Inc.	115,798	1,395
*,^	ExOne Co.	136,459	1,294
*	Goldfield Corp.	302,912	1,287
*,^	FuelCell Energy Inc.	1,153,819	1,235
*	Houston Wire & Cable Co.	159,120	1,225
*,^	Aqua Metals Inc.	434,030	1,120
*	CPI Aerostructures Inc.	132,862	1,109
^	EnviroStar Inc.	28,450	1,108
*	Arotech Corp.	307,745	1,046
*,^	Huttig Building Products Inc.	247,746	1,045
*	FTE Networks Inc.	82,837	967
*	NL Industries Inc.	135,037	810
*	Tecogen Inc.	235,717	743
*	Ultralife Corp.	89,938	733
*,^	LiqTech International Inc.	429,644	713
*	Performant Financial Corp.	350,863	709
*	Capstone Turbine Corp.	704,978	705
*,^	Hudson Technologies Inc.	511,921	655
*,^	Odyssey Marine Exploration Inc.	80,144	649
*	Alpha Pro Tech Ltd.	166,676	592
*	Mastech Digital Inc.	60,874	583
*	Perma-Pipe International Holdings Inc.	63,262	576
	Ecology and Environment Inc.	40,958	547
*	Hill International Inc.	126,547	519
	Acme United Corp.	22,707	483
*,^	Revolution Lighting Technologies Inc.	157,430	447
*	Red Violet Inc.	68,272	444
*	Jewett-Cameron Trading Co. Ltd.	47,528	425
*	Taylor Devices Inc.	36,095	413
*	Jason Industries Inc.	118,017	398
	RCM Technologies Inc.	90,641	387
*	Volt Information Sciences Inc.	98,513	379
*	Perma-Fix Environmental Services	86,290	362
*	Roadrunner Transportation Systems Inc.	411,715	344
*	Broadwind Energy Inc.	137,005	299
*	Air T Inc.	8,896	293
*	Innovative Solutions & Support Inc.	110,868	282
*,^	Lightbridge Corp.	296,381	273
*	Patriot Transportation Holding Inc.	13,915	266
*,^	Intersections Inc.	136,189	247
*,^	DPW Holdings Inc.	569,964	239
*	Fuel Tech Inc.	169,040	220
	Servotronics Inc.	19,902	216
	LS Starrett Co. Class A	34,978	210
*	Orion Energy Systems Inc.	218,091	209
*	Pangaea Logistics Solutions Ltd.	58,133	203
*	Hudson Global Inc.	116,459	185
*,^	ShiftPixy Inc.	46,515	180
*	SIFCO Industries Inc.	33,067	167

*,^	Astrotech Corp.	58,922	163
*	ASV Holdings Inc.	27,820	138
*	Air Industries Group	98,500	137
*	Limbach Holdings Inc.	12,049	136
*	Polar Power Inc.	26,498	136
*	Energy Focus Inc.	63,555	130
*	DLH Holdings Corp.	20,750	120
*	Document Security Systems Inc.	111,407	118
*,^	Marathon Patent Group Inc.	161,721	118
*,^	Ocean Power Technologies Inc.	159,260	110
*	Sunworks Inc.	219,815	108
*	Cemtrex Inc.	72,541	104
*	Industrial Services of America Inc.	43,054	97
*,^	Avalon Holdings Corp. Class A	25,600	95
	Chicago Rivet & Machine Co.	2,905	94
*,^	Spherix Inc.	88,138	88
*	Pioneer Power Solutions Inc.	17,498	86
*,^	Sigma Labs Inc.	70,539	81
*,^	GEE Group Inc.	27,339	68
*,^	Ideal Power Inc.	95,702	61
*,^	American Electric Technologies Inc.	80,860	57
*,^	EnSync Inc.	211,783	54
*	SG Blocks Inc.	11,720	47
*,^	Staffing 360 Solutions Inc.	22,073	46
*,^	Real Goods Solar Inc. Class A	109,768	43
*	MICT Inc.	36,900	41
*	AMREP Corp.	5,318	39
	WSI Industries Inc.	3,699	26
	Virco Manufacturing Corp.	4,925	24
*,^	Attis Industries Inc.	82,465	23
	Espey Manufacturing & Electronics Corp.	766	23
	CompX International Inc.	1,607	22
*	Continental Materials Corp.	1,122	19
*	Command Security Corp.	5,565	16
	Rollins Inc.	242	15
*	Mesa Air Group Inc.	1,000	14
*	Art's-Way Manufacturing Co. Inc.	4,243	11
*,^	Tel-Instrument Electronics Corp.	3,304	9
*	AeroCentury Corp.	600	9
*	Quest Resource Holding Corp.	3,589	9
*	ARC Group Worldwide Inc.	4,700	8
*	Hebron Technology Co. Ltd. Class A	2,816	4
			9,383,042
Information Technology (19.7%)
*	ServiceNow Inc.	2,343,286	458,417
*	Worldpay Inc. Class A	3,959,829	401,012
*	Square Inc.	3,949,494	391,039
*	Workday Inc. Class A	1,924,372	280,920
*	Palo Alto Networks Inc.	1,220,199	274,862
*	Dell Technologies Inc. Class V	2,621,401	254,590
*	Splunk Inc.	1,910,418	230,989
*	IAC/InterActiveCorp	1,019,351	220,914
	Maxim Integrated Products Inc.	3,634,961	204,975
*	GoDaddy Inc. Class A	2,203,981	183,790
*	First Data Corp. Class A	7,397,102	181,007
*	Fortinet Inc.	1,919,032	177,069
	CDW Corp.	1,977,438	175,834

*	GrubHub Inc.	1,198,542	166,142
*	Keysight Technologies Inc.	2,456,405	162,811
	Jack Henry & Associates Inc.	1,014,610	162,419
	SS&C Technologies Holdings Inc.	2,696,722	153,255
*	PTC Inc.	1,399,941	148,660
	Marvell Technology Group Ltd.	7,699,752	148,605
*	VMware Inc. Class A	947,200	147,820
*	Trimble Inc.	3,298,017	143,332
	Leidos Holdings Inc.	1,930,168	133,490
*	Ultimate Software Group Inc.	398,008	128,234
	Cognex Corp.	2,265,192	126,443
*	Zebra Technologies Corp.	708,165	125,225
*	Tyler Technologies Inc.	484,913	118,833
*	WEX Inc.	543,107	109,034
*	Guidewire Software Inc.	1,071,945	108,277
*	Aspen Technology Inc.	946,077	107,768
	CDK Global Inc.	1,668,834	104,402
*	ON Semiconductor Corp.	5,574,964	102,747
*	Tableau Software Inc. Class A	914,959	102,238
*	Paycom Software Inc.	651,912	101,314
*	Zendesk Inc.	1,406,597	99,868
*	Black Knight Inc.	1,893,125	98,348
	Booz Allen Hamilton Holding Corp. Class A	1,886,190	93,612
*	EPAM Systems Inc.	672,297	92,575
	Teradyne Inc.	2,441,740	90,296
*	Fair Isaac Corp.	389,727	89,072
*	Twilio Inc. Class A	1,015,942	87,655
	Sabre Corp.	3,296,167	85,964
*	Arrow Electronics Inc.	1,147,979	84,629
*	RingCentral Inc. Class A	899,751	83,722
*	Etsy Inc.	1,553,598	79,824
*	Integrated Device Technology Inc.	1,684,084	79,169
*	CommScope Holding Co. Inc.	2,537,544	78,055
*,^	Snap Inc.	8,976,308	76,119
*	Proofpoint Inc.	684,944	72,830
*	HubSpot Inc.	482,057	72,767
*	Zillow Group Inc.	1,642,749	72,692
*	Okta Inc.	1,022,648	71,954
	National Instruments Corp.	1,454,476	70,295
	Avnet Inc.	1,528,449	68,429
	Cypress Semiconductor Corp.	4,721,845	68,420
*	Trade Desk Inc. Class A	448,959	67,752
*	Euronet Worldwide Inc.	673,218	67,470
	Blackbaud Inc.	653,304	66,297
^	Universal Display Corp.	553,898	65,305
	Littelfuse Inc.	329,472	65,199
	Monolithic Power Systems Inc.	509,258	63,927
*	Nuance Communications Inc.	3,681,428	63,762
*	RealPage Inc.	961,663	63,374
*	CACI International Inc. Class A	331,962	61,131
	LogMeIn Inc.	685,055	61,038
*	Pure Storage Inc. Class A	2,296,233	59,587
*	Teradata Corp.	1,570,170	59,211
	Dolby Laboratories Inc. Class A	843,905	59,048
*	Ciena Corp.	1,875,044	58,576
*	ARRIS International plc	2,235,944	58,112
*	2U Inc.	766,667	57,646

	MKS Instruments Inc.	717,869	57,537
	Genpact Ltd.	1,857,601	56,861
	MAXIMUS Inc.	855,459	55,656
*	Conduent Inc.	2,452,557	55,232
*	Coherent Inc.	320,190	55,134
*	New Relic Inc.	582,111	54,852
*	CoreLogic Inc.	1,097,716	54,238
	Jabil Inc.	1,991,697	53,935
	Entegris Inc.	1,858,855	53,814
	j2 Global Inc.	635,898	52,684
*	Coupa Software Inc.	665,727	52,659
*	Silicon Laboratories Inc.	566,077	51,966
	Versum Materials Inc.	1,428,670	51,446
*	Acxiom Holdings Inc.	1,036,501	51,214
*	Cree Inc.	1,352,276	51,211
*	Yelp Inc. Class A	1,035,225	50,933
*	Stamps.com Inc.	224,698	50,827
*,^	Lumentum Holdings Inc.	822,223	49,292
*	Semtech Corp.	868,910	48,311
*	First Solar Inc.	988,163	47,847
	Perspecta Inc.	1,859,471	47,826
*	Manhattan Associates Inc.	873,285	47,681
*,^	ViaSat Inc.	737,516	47,164
	Science Applications International Corp.	570,301	45,966
*	Box Inc.	1,862,890	44,542
*	ACI Worldwide Inc.	1,562,744	43,976
*	Ellie Mae Inc.	462,510	43,832
*	NCR Corp.	1,530,486	43,481
*	Verint Systems Inc.	861,152	43,144
*	Zynga Inc. Class A	10,435,179	41,845
*	FireEye Inc.	2,457,911	41,784
*,^	Match Group Inc.	692,365	40,095
*	Cornerstone OnDemand Inc.	705,289	40,025
*	Nutanix Inc.	930,607	39,756
*	Qualys Inc.	440,928	39,287
	Belden Inc.	547,412	39,091
	InterDigital Inc.	469,605	37,568
*	CommVault Systems Inc.	532,804	37,296
*	Envestnet Inc.	611,460	37,268
*	Rogers Corp.	247,629	36,481
	Vishay Intertechnology Inc.	1,774,860	36,118
	Cabot Microelectronics Corp.	346,233	35,721
*	II-VI Inc.	747,294	35,347
*	Viavi Solutions Inc.	3,068,794	34,800
*	Bottomline Technologies DE Inc.	470,063	34,178
*	Tech Data Corp.	471,296	33,731
	SYNNEX Corp.	394,974	33,454
	Brooks Automation Inc.	948,823	33,237
*,^	Pandora Media Inc.	3,446,155	32,773
*	Five9 Inc.	743,347	32,477
*	Avaya Holdings Corp.	1,403,180	31,066
	Pegasystems Inc.	495,912	31,044
*	Paylocity Holding Corp.	381,930	30,677
*	ExlService Holdings Inc.	463,049	30,654
*	EchoStar Corp. Class A	657,420	30,485
*	Cirrus Logic Inc.	779,829	30,101
*	Novanta Inc.	437,415	29,919

*	SailPoint Technologies Holding Inc.	869,175	29,569
*	Finisar Corp.	1,543,305	29,400
	Convergys Corp.	1,232,775	29,266
*,^	3D Systems Corp.	1,530,742	28,931
	Travelport Worldwide Ltd.	1,697,315	28,634
*	Itron Inc.	443,610	28,480
*	Q2 Holdings Inc.	459,911	27,848
*	Blackline Inc.	491,466	27,753
*	Anixter International Inc.	393,874	27,689
*	Advanced Energy Industries Inc.	530,807	27,416
	Plantronics Inc.	444,601	26,809
*	NETGEAR Inc.	425,009	26,712
*	8x8 Inc.	1,250,002	26,563
*,^	MongoDB Inc.	321,882	26,249
*	Varonis Systems Inc.	357,061	26,155
^	Ubiquiti Networks Inc.	264,063	26,105
*	Plexus Corp.	445,636	26,074
*	Cloudera Inc.	1,464,252	25,844
*	Insight Enterprises Inc.	477,028	25,802
*	Sanmina Corp.	924,636	25,520
*	NetScout Systems Inc.	968,152	24,446
	Power Integrations Inc.	379,146	23,962
*	Cars.com Inc.	857,888	23,686
	Ebix Inc.	298,561	23,631
*	Alarm.com Holdings Inc.	409,123	23,484
*	SPS Commerce Inc.	235,298	23,351
*	Fabrinet	503,058	23,271
*	Zillow Group Inc. Class A	522,788	23,107
	ManTech International Corp. Class A	355,292	22,490
*,^	Inphi Corp.	588,486	22,351
	Kulicke & Soffa Industries Inc.	932,665	22,235
	Progress Software Corp.	627,875	22,158
*	Alteryx Inc. Class A	382,268	21,870
*	Syntel Inc.	524,352	21,488
	Badger Meter Inc.	401,422	21,255
*	Synaptics Inc.	465,495	21,236
*	Hortonworks Inc.	918,724	20,956
*	Electronics For Imaging Inc.	608,269	20,730
*	SolarEdge Technologies Inc.	549,891	20,703
	TiVo Corp.	1,661,146	20,681
*	Oclaro Inc.	2,304,591	20,603
*	Imperva Inc.	436,042	20,254
*,^	GTT Communications Inc.	466,556	20,249
*	Knowles Corp.	1,211,254	20,131
*	Rapid7 Inc.	544,113	20,089
*	Virtusa Corp.	372,509	20,007
*	TTM Technologies Inc.	1,255,581	19,976
*	LivePerson Inc.	753,536	19,554
	EVERTEC Inc.	810,408	19,531
*	Cargurus Inc.	347,923	19,376
*	Yext Inc.	798,742	18,930
*	Web.com Group Inc.	662,784	18,492
	CSG Systems International Inc.	456,060	18,306
*	Everbridge Inc.	314,828	18,147
	Methode Electronics Inc.	498,641	18,051
*	MicroStrategy Inc. Class A	126,690	17,815
*	ePlus Inc.	190,859	17,693

*	OSI Systems Inc.	229,181	17,489
*	Diodes Inc.	523,076	17,413
*,^	ANGI Homeservices Inc. Class A	720,380	16,915
*	MaxLinear Inc.	838,359	16,667
*	Sykes Enterprises Inc.	544,923	16,615
*,^	Dropbox Inc. Class A	618,826	16,603
*	MINDBODY Inc. Class A	400,568	16,283
*	Rambus Inc.	1,481,838	16,167
*	Apptio Inc. Class A	436,396	16,129
*	PROS Holdings Inc.	456,226	15,977
*	Quotient Technology Inc.	1,028,645	15,944
*	Cardtronics plc Class A	501,876	15,879
	CTS Corp.	448,196	15,373
*	Carbonite Inc.	428,901	15,290
*	Altair Engineering Inc. Class A	350,879	15,246
	Benchmark Electronics Inc.	644,520	15,082
*,^	DocuSign Inc. Class A	285,659	15,017
*	Infinera Corp.	2,049,353	14,960
*	FARO Technologies Inc.	231,881	14,922
*	TrueCar Inc.	1,058,215	14,921
*	Cision Ltd.	874,691	14,695
*,^	Unisys Corp.	709,656	14,477
*	ScanSource Inc.	351,312	14,017
*	Instructure Inc.	394,022	13,948
*	Workiva Inc.	346,072	13,670
	Shutterstock Inc.	250,410	13,667
*	FormFactor Inc.	983,632	13,525
*	Lattice Semiconductor Corp.	1,683,563	13,469
*	Fitbit Inc. Class A	2,499,927	13,375
	MTS Systems Corp.	243,845	13,351
	NIC Inc.	898,277	13,294
*	Acacia Communications Inc.	317,096	13,118
*	Perficient Inc.	488,277	13,013
*	KEMET Corp.	699,041	12,967
*,^	Ceridian HCM Holding Inc.	305,093	12,823
*	Amkor Technology Inc.	1,733,264	12,809
*,^	Benefitfocus Inc.	316,336	12,796
*	Nanometrics Inc.	327,967	12,305
	Comtech Telecommunications Corp.	325,198	11,795
*	Cray Inc.	547,806	11,778
*	CalAmp Corp.	490,218	11,746
	ADTRAN Inc.	664,694	11,732
*	Appfolio Inc.	148,577	11,648
*,^	MACOM Technology Solutions Holdings Inc.	561,523	11,567
	Monotype Imaging Holdings Inc.	570,892	11,532
*	SendGrid Inc.	311,794	11,471
	AVX Corp.	625,938	11,298
*	XO Group Inc.	326,813	11,269
*	Control4 Corp.	318,663	10,940
*	Glu Mobile Inc.	1,458,073	10,863
*	ForeScout Technologies Inc.	284,552	10,745
*	Xcerra Corp.	744,980	10,631
*	Rudolph Technologies Inc.	431,908	10,560
*	Pivotal Software Inc. Class A	536,048	10,496
*,^	Appian Corp. Class A	312,406	10,341
	Xperi Corp.	663,571	9,854
	Cohu Inc.	391,818	9,835

*	comScore Inc.	528,570	9,636
*	Photronics Inc.	952,662	9,384
*	Endurance International Group Holdings Inc.	1,044,605	9,193
*	Pluralsight Inc. Class A	287,168	9,189
*	GreenSky Inc. Class A	504,079	9,073
	Cass Information Systems Inc.	135,276	8,809
*	CEVA Inc.	303,296	8,720
	Mesa Laboratories Inc.	46,158	8,568
*	Axcelis Technologies Inc.	435,054	8,549
*	Everi Holdings Inc.	930,615	8,534
*	Extreme Networks Inc.	1,538,130	8,429
*	Electro Scientific Industries Inc.	460,341	8,033
*,^	Zscaler Inc.	190,043	7,750
*	OneSpan Inc.	406,317	7,740
	QAD Inc. Class A	134,562	7,623
*	Limelight Networks Inc.	1,496,877	7,514
	Hackett Group Inc.	372,137	7,499
	NVE Corp.	68,765	7,281
*	Kimball Electronics Inc.	369,750	7,266
*	QuinStreet Inc.	508,344	6,898
*	Veeco Instruments Inc.	657,899	6,743
*	Harmonic Inc.	1,224,959	6,737
*,^	Ichor Holdings Ltd.	323,722	6,610
*	Ultra Clean Holdings Inc.	518,543	6,508
*	Care.com Inc.	293,504	6,489
*,^	Applied Optoelectronics Inc.	262,261	6,467
	Presidio Inc.	423,609	6,460
*	Vishay Precision Group Inc.	170,348	6,371
*,^	SunPower Corp. Class A	851,934	6,219
	Park Electrochemical Corp.	293,158	5,714
*,^	Impinj Inc.	228,141	5,662
*	Smartsheet Inc. Class A	179,344	5,606
	PC Connection Inc.	143,917	5,597
*	Digimarc Corp.	173,745	5,464
*	Casa Systems Inc.	370,198	5,460
*	Quantenna Communications Inc.	294,437	5,432
*	TechTarget Inc.	278,591	5,410
	TTEC Holdings Inc.	207,750	5,381
*	Model N Inc.	336,542	5,334
*	Digi International Inc.	395,238	5,316
*	USA Technologies Inc.	729,495	5,252
^	Switch Inc.	484,844	5,236
*	Upland Software Inc.	155,200	5,015
*	Calix Inc.	605,219	4,902
	Daktronics Inc.	624,709	4,898
*	Meet Group Inc.	987,359	4,887
^	Diebold Nixdorf Inc.	1,072,303	4,825
*	Ribbon Communications Inc.	697,579	4,764
*	ChannelAdvisor Corp.	366,987	4,569
	American Software Inc. Class A	375,801	4,558
*	ShotSpotter Inc.	73,102	4,480
*	Zix Corp.	806,778	4,478
*	Rosetta Stone Inc.	220,290	4,382
*	A10 Networks Inc.	714,454	4,344
*,^	Gogo Inc.	836,137	4,340
*	Immersion Corp.	399,545	4,223
*	DSP Group Inc.	350,592	4,172

*	SMART Global Holdings Inc.	144,469	4,152
*	Brightcove Inc.	470,866	3,955
*	MobileIron Inc.	745,870	3,953
*	AXT Inc.	533,365	3,814
*	Exela Technologies Inc.	530,542	3,783
*	NeoPhotonics Corp.	451,194	3,745
*	Aquantia Corp.	290,570	3,716
	Bel Fuse Inc. Class B	133,135	3,528
*	PDF Solutions Inc.	382,661	3,455
*	Agilysys Inc.	211,492	3,447
*,^	Zuora Inc. Class A	147,280	3,404
*,^	VirnetX Holding Corp.	722,252	3,358
*	Alpha & Omega Semiconductor Ltd.	284,772	3,312
*	Mitek Systems Inc.	452,562	3,191
*	ServiceSource International Inc.	1,109,083	3,161
*	PRGX Global Inc.	361,169	3,142
*	PAR Technology Corp.	139,211	3,093
*	Avid Technology Inc.	514,542	3,051
*	Bandwidth Inc. Class A	56,391	3,021
*	Tenable Holdings Inc.	76,987	2,993
*,^	Cardlytics Inc.	119,211	2,985
*	PCM Inc.	139,531	2,728
*	Telenav Inc.	537,006	2,712
*,^	Avalara Inc.	77,405	2,704
*,^	Inseego Corp.	695,091	2,676
*	KVH Industries Inc.	203,900	2,671
	ConvergeOne Holdings Inc.	285,200	2,655
*	Rubicon Project Inc.	717,810	2,584
*	Internap Corp.	202,018	2,551
*	MoneyGram International Inc.	463,349	2,479
*,^	Carbon Black Inc.	116,046	2,458
*,^	Maxwell Technologies Inc.	665,558	2,323
*	Kopin Corp.	957,651	2,318
*	CyberOptics Corp.	114,160	2,306
*	Liquidity Services Inc.	359,003	2,280
*,^	nLight Inc.	100,399	2,230
*	SecureWorks Corp. Class A	149,192	2,186
*	Amber Road Inc.	226,104	2,175
*	EMCORE Corp.	455,743	2,165
*,^	Asure Software Inc.	173,706	2,157
*	Leaf Group Ltd.	213,647	2,136
*	Domo Inc.	95,584	2,050
*	Iteris Inc.	370,320	1,992
*	Information Services Group Inc.	416,590	1,991
*,^	Park City Group Inc.	194,170	1,961
*,^	Adesto Technologies Corp.	326,073	1,940
*	Napco Security Technologies Inc.	129,165	1,931
*	Clearfield Inc.	139,964	1,883
*	eGain Corp.	231,560	1,876
*	Pixelworks Inc.	412,184	1,859
*	Aerohive Networks Inc.	447,983	1,846
*	Evo Payments Inc. Class A	76,720	1,834
	TransAct Technologies Inc.	118,987	1,713
*,^	Eastman Kodak Co.	538,864	1,670
*	Telaria Inc.	425,517	1,613
*,^	MicroVision Inc.	1,259,801	1,524
*	PFSweb Inc.	204,650	1,514

*	Datawatch Corp.	129,696	1,511
*	GSI Technology Inc.	213,551	1,474
*	Intevac Inc.	282,964	1,471
	AstroNova Inc.	66,674	1,440
*,^	Rimini Street Inc.	222,323	1,403
*	DHI Group Inc.	658,744	1,383
*,^	Veritone Inc.	118,579	1,237
*	Seachange International Inc.	679,830	1,217
*	Airgain Inc.	91,373	1,201
*	Key Tronic Corp.	153,764	1,176
*,^	Akoustis Technologies Inc.	147,994	1,165
	Steel Connect Inc.	529,960	1,129
*	ID Systems Inc.	160,161	1,113
*	Quantum Corp.	450,944	1,082
*	StarTek Inc.	161,312	1,068
*,^	Resonant Inc.	262,249	1,065
	Richardson Electronics Ltd.	116,609	1,023
*	LRAD Corp.	324,483	993
*	Frequency Electronics Inc.	90,022	934
*	Digital Turbine Inc.	752,830	934
*,^	QuickLogic Corp.	925,794	926
*	Travelzoo	75,549	895
*	Amtech Systems Inc.	166,221	888
*,^	Everspin Technologies Inc.	115,537	887
	TESSCO Technologies Inc.	57,890	883
*,^	Remark Holdings Inc.	276,345	882
	Marchex Inc. Class B	316,655	880
*	Identiv Inc.	146,990	876
	CSP Inc.	63,390	832
*	RealNetworks Inc.	280,491	825
*,^	Fusion Connect Inc.	320,791	824
*	Computer Task Group Inc.	154,714	808
	PC-Tel Inc.	172,629	803
*	Finjan Holdings Inc.	177,382	765
*	Radisys Corp.	464,392	757
*	CUI Global Inc.	317,250	707
*	SharpSpring Inc.	49,369	692
*	Data I/O Corp.	131,998	690
*	Lantronix Inc.	166,237	677
*	Aviat Networks Inc.	41,586	672
*	Aware Inc.	183,320	660
*	GSE Systems Inc.	180,096	648
*,^	eMagin Corp.	416,604	625
*	Perceptron Inc.	63,502	619
*	Optical Cable Corp.	101,490	619
*,^	Atomera Inc.	102,192	611
*	Edgewater Technology Inc.	119,837	602
*	RumbleON Inc. Class B	57,200	599
*	Synacor Inc.	363,282	581
	QAD Inc. Class B	13,406	556
*	LightPath Technologies Inc. Class A	267,231	538
*	NetSol Technologies Inc.	78,573	519
*,^	Smith Micro Software Inc.	198,171	499
	RF Industries Ltd.	70,049	497
*,^	ClearSign Combustion Corp.	303,131	485
*	inTEST Corp.	62,522	485
*	Luna Innovations Inc.	149,986	484

*	DASAN Zhone Solutions Inc.	32,641	463
*	LGL Group Inc.	63,393	450
*	AutoWeb Inc.	151,988	450
*,^	SITO Mobile Ltd.	247,815	441
*	BSQUARE Corp.	186,526	429
*,^	ACM Research Inc. Class A	38,498	426
*	Wireless Telecom Group Inc.	233,098	424
*,^	CVD Equipment Corp.	68,981	424
*	Support.com Inc.	145,787	423
*	IEC Electronics Corp.	77,581	409
*	Aehr Test Systems	176,801	392
	GlobalSCAPE Inc.	95,942	385
*,^	NXT-ID Inc.	270,096	354
*	I3 Verticals Inc. Class A	15,173	349
*	WidePoint Corp.	702,924	324
*	Innodata Inc.	215,507	317
*,^	Arlo Technologies Inc.	21,008	305
*	Westell Technologies Inc. Class A	109,328	291
*	Image Sensing Systems Inc.	44,750	268
*,^	Research Frontiers Inc.	168,960	265
	Network-1 Technologies Inc.	93,241	252
*,^	Intellicheck Inc.	97,885	246
*,^	Applied DNA Sciences Inc.	164,238	245
	Issuer Direct Corp.	15,425	236
	Communications Systems Inc.	84,005	235
*	EverQuote Inc. Class A	15,033	223
*	Evolving Systems Inc.	93,207	219
*	Qumu Corp.	80,502	217
	Wayside Technology Group Inc.	15,858	205
*,^	Net Element Inc.	35,212	190
	Bel Fuse Inc. Class A	8,959	189
*,^	Black Box Corp.	181,123	187
*	TSR Inc.	23,470	168
	BK Technologies Inc.	40,918	166
*,^	Digital Ally Inc.	55,989	160
*,^	Neonode Inc.	449,700	157
*	Zedge Inc. Class B	78,380	156
*	Majesco	20,081	152
*,^	IZEA Worldwide Inc.	92,728	147
*	Inuvo Inc.	234,420	145
*	Qualstar Corp.	18,492	144
	iPass Inc.	64,615	132
	ClearOne Inc.	55,605	122
^	Helios & Matheson Analytics Inc.	6,620,853	100
*	SigmaTron International Inc.	16,060	92
*,^	Technical Communications Corp.	20,218	91
*	ALJ Regional Holdings Inc.	51,829	89
*,^	Netlist Inc.	185,829	81
*	Intermolecular Inc.	68,535	80
*	RMG Networks Holding Corp.	61,752	80
*	Schmitt Industries Inc.	25,576	72
*,^	Payment Data Systems Inc.	34,576	64
*	Socket Mobile Inc.	27,598	63
*	BroadVision Inc.	33,951	63
*,^	Professional Diversity Network Inc.	20,497	58
*,^	Bridgeline Digital Inc.	55,633	55
^	CPI Card Group Inc.	15,906	54

*	MAM Software Group Inc.	6,991	54
*,^	MoSys Inc.	77,875	54
*	Bio-key International Inc.	37,615	52
*	Marin Software Inc.	15,878	51
*,^	xG Technology Inc.	114,444	48
*	Sonic Foundry Inc.	27,757	44
*	Dynasil Corp. of America	33,699	43
*	Nortech Systems Inc.	9,269	38
*	One Stop Systems Inc.	9,733	36
*	Determine Inc.	35,500	25
*	Trio-Tech International	4,900	22
*,^	Blonder Tongue Laboratories Inc.	16,400	20
*	JetPay Corp.	9,917	19
*,^	Superconductor Technologies Inc.	10,085	19
*	Intelligent Systems Corp.	1,600	17
*,^	Glowpoint Inc.	89,200	15
*	ADDvantage Technologies Group Inc.	9,900	14
*	CPS Technologies Corp.	4,074	6
*	Rubicon Technology Inc.	361	3
*,^	Inpixon	4,981	1
*	3PEA International Inc.	100	—
*	Summit Wireless Technologies Inc.	24	—
			13,868,425
Materials (4.8%)
	Celanese Corp. Class A	1,752,840	199,824
	Steel Dynamics Inc.	3,080,255	139,197
	RPM International Inc.	1,747,634	113,491
*	Alcoa Corp.	2,416,725	97,636
	Chemours Co.	2,310,762	91,136
	AptarGroup Inc.	818,953	88,234
*	Crown Holdings Inc.	1,763,134	84,630
*	Berry Global Group Inc.	1,728,146	83,625
*	Axalta Coating Systems Ltd.	2,799,844	81,643
	Reliance Steel & Aluminum Co.	936,299	79,857
	Huntsman Corp.	2,827,369	76,989
	Sonoco Products Co.	1,298,519	72,068
	United States Steel Corp.	2,317,445	70,636
	Ashland Global Holdings Inc.	809,668	67,899
	Royal Gold Inc.	859,905	66,264
	WR Grace & Co.	870,836	62,230
	Bemis Co. Inc.	1,186,974	57,687
	Graphic Packaging Holding Co.	4,048,542	56,720
	Olin Corp.	2,192,943	56,315
*	Ingevity Corp.	552,552	56,294
	Valvoline Inc.	2,485,844	53,471
	Eagle Materials Inc.	619,036	52,767
	Cabot Corp.	808,336	50,699
	Louisiana-Pacific Corp.	1,874,967	49,668
*	Cleveland-Cliffs Inc.	3,881,424	49,139
	Balchem Corp.	431,103	48,322
*	Allegheny Technologies Inc.	1,633,563	48,272
	NewMarket Corp.	117,970	47,838
	PolyOne Corp.	1,078,135	47,136
	Trinseo SA	563,674	44,136
	Domtar Corp.	815,609	42,550
	Sensient Technologies Corp.	549,967	42,078
	Scotts Miracle-Gro Co.	520,104	40,948

*	Owens-Illinois Inc.	2,097,721	39,416
	Westlake Chemical Corp.	471,940	39,223
	KapStone Paper and Packaging Corp.	1,137,384	38,569
	Carpenter Technology Corp.	630,677	37,178
	Quaker Chemical Corp.	180,217	36,442
*	Platform Specialty Products Corp.	2,907,144	36,252
	HB Fuller Co.	679,075	35,088
	Minerals Technologies Inc.	478,700	32,360
	Commercial Metals Co.	1,504,097	30,864
	Compass Minerals International Inc.	433,304	29,118
	Silgan Holdings Inc.	1,002,797	27,878
*	Summit Materials Inc. Class A	1,498,035	27,234
*	Ferro Corp.	1,145,547	26,600
*	GCP Applied Technologies Inc.	973,453	25,845
	Innospec Inc.	330,406	25,359
	Kaiser Aluminum Corp.	226,861	24,741
	Stepan Co.	270,445	23,531
	Worthington Industries Inc.	538,821	23,363
	Greif Inc. Class A	397,249	21,316
*,^	AK Steel Holding Corp.	4,228,307	20,719
*	Kraton Corp.	431,167	20,330
	Neenah Inc.	229,251	19,784
	Boise Cascade Co.	522,820	19,240
	Hecla Mining Co.	6,422,696	17,919
	Materion Corp.	274,026	16,579
	Schweitzer-Mauduit International Inc.	420,950	16,127
	Warrior Met Coal Inc.	588,124	15,903
*	Resolute Forest Products Inc.	1,224,134	15,853
*	Verso Corp.	463,776	15,615
	Tronox Ltd. Class A	1,266,378	15,133
*	AdvanSix Inc.	412,675	14,010
*	Coeur Mining Inc.	2,515,530	13,408
	Rayonier Advanced Materials Inc.	701,358	12,926
	KMG Chemicals Inc.	167,534	12,659
	Innophos Holdings Inc.	265,861	11,804
	PH Glatfelter Co.	610,702	11,671
	Chase Corp.	97,119	11,669
	Mercer International Inc.	667,738	11,218
*	SunCoke Energy Inc.	871,987	10,132
	Schnitzer Steel Industries Inc.	365,758	9,894
*,^	US Concrete Inc.	210,765	9,664
*	Koppers Holdings Inc.	287,894	8,968
	Myers Industries Inc.	369,934	8,601
*	Century Aluminum Co.	668,866	8,006
*	TimkenSteel Corp.	530,670	7,891
	Tredegar Corp.	358,980	7,772
*	Clearwater Paper Corp.	237,277	7,047
*	PQ Group Holdings Inc.	400,349	6,994
^	McEwen Mining Inc.	3,430,877	6,656
	American Vanguard Corp.	368,256	6,629
	FutureFuel Corp.	343,767	6,373
	Haynes International Inc.	172,468	6,123
*	OMNOVA Solutions Inc.	615,228	6,060
*	Venator Materials plc	650,219	5,852
	Hawkins Inc.	129,629	5,373
	Kronos Worldwide Inc.	299,347	4,864
*	Intrepid Potash Inc.	1,327,776	4,767

	Gold Resource Corp.	857,474	4,407
	Advanced Emissions Solutions Inc.	297,996	3,564
*	Trecora Resources	242,390	3,393
	Olympic Steel Inc.	140,758	2,938
*	UFP Technologies Inc.	79,832	2,934
*	Universal Stainless & Alloy Products Inc.	113,215	2,888
*	LSB Industries Inc.	281,238	2,751
*	AgroFresh Solutions Inc.	396,351	2,469
*	Ryerson Holding Corp.	210,112	2,374
	United States Lime & Minerals Inc.	27,379	2,162
	Synalloy Corp.	83,017	1,897
*,^	Forterra Inc.	253,573	1,892
*	Flotek Industries Inc.	772,239	1,853
	Northern Technologies International Corp.	39,145	1,358
^	Tecnoglass Inc.	122,097	1,200
*	Ampco-Pittsburgh Corp.	179,460	1,059
*,^	Loop Industries Inc.	89,565	900
*	Marrone Bio Innovations Inc.	403,460	738
*	Ramaco Resources Inc.	91,534	683
	Core Molding Technologies Inc.	98,285	656
	Friedman Industries Inc.	64,580	608
*	Pershing Gold Corp.	240,768	291
*	General Moly Inc.	683,377	253
*	Senomyx Inc.	103,420	153
*,^	Reto Eco-solutions Inc.	43,153	149
*,^	Golden Minerals Co.	648,415	133
*,^	Paramount Gold Nevada Corp.	121,468	129
*,^	US Gold Corp.	117,799	125
*	Solitario Zinc Corp.	258,205	90
*,^	Comstock Mining Inc.	138,196	19
	Greif Inc. Class B	299	17
*	US Antimony Corp.	16,954	14
*	Ikonics Corp.	926	10
*,^	MagneGas Corp.	57,264	9
			3,374,125
Other (0.0%)2
*,§	Herbalife Ltd. CVR	83,162	807
*,§	A Schulman Inc. CVR	392,279	749
*	Bank7 Corp.	30,100	579
*	Eventbrite Inc. Class A	11,205	425
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	87,894	398
*	SVMK Inc.	11,204	180
*	Capital Bancorp Inc.	9,076	115
*,§	NewStar Financial Inc.	225,787	59
*,§	Media General Inc. CVR	1,202,098	47
*,§	Ambit Biosciences Corp. CVR	22,388	13
*,§	Ocera Therapeutics CVR Line	48,417	13
*,§	GenVec Inc. CPR to Exp. 06/19/2020	26,612	12
*,§	Alexza Pharmaceuticals Inc. CVR	128,704	5
*,§	Dara Biosciences Inc. CVR Exp. 12/31/2018	15,573	1
*,§	Seventy Seven Energy Inc. Escrow Line	3,457	—
*,§	Clinical Data CVR	131,308	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	596,841	—
*,§	Achieve Life Sciences Inc. CVR	330,518	—
*	Kadmon Warrants Exp. 09/29/2022	105,015	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	47,130	—

*,^,§ Biosante Pharmaceutical Inc. CVR		44,795	—
			3,403
Real Estate (7.7%)
	Camden Property Trust	1,203,616	112,622
	Equity LifeStyle Properties Inc.	1,164,647	112,330
	Sun Communities Inc.	1,083,008	109,969
	Kilroy Realty Corp.	1,326,966	95,130
	National Retail Properties Inc.	2,074,349	92,972
	Gaming and Leisure Properties Inc.	2,628,867	92,668
	VEREIT Inc.	12,533,841	90,996
	WP Carey Inc.	1,414,938	90,995
	Invitation Homes Inc.	3,867,187	88,597
	CyrusOne Inc.	1,375,893	87,232
	Forest City Realty Trust Inc. Class A	3,468,804	87,032
	Jones Lang LaSalle Inc.	602,950	87,018
	Lamar Advertising Co. Class A	1,111,140	86,447
*	Omega Healthcare Investors Inc.	2,626,201	86,061
	Park Hotels & Resorts Inc.	2,615,989	85,857
	Liberty Property Trust	1,924,744	81,320
	Douglas Emmett Inc.	2,153,611	81,234
	American Homes 4 Rent Class A	3,506,825	76,764
	American Campus Communities Inc.	1,803,388	74,228
	Healthcare Trust of America Inc. Class A	2,759,435	73,594
	Medical Properties Trust Inc.	4,899,728	73,055
	CubeSmart	2,453,435	69,997
	Brixmor Property Group Inc.	3,976,533	69,629
	Hudson Pacific Properties Inc.	2,100,033	68,713
	EPR Properties	977,722	66,886
	Highwoods Properties Inc.	1,389,353	65,661
*	Howard Hughes Corp.	521,161	64,739
	STORE Capital Corp.	2,317,223	64,396
	Hospitality Properties Trust	2,157,425	62,220
	Life Storage Inc.	626,455	59,614
	Ryman Hospitality Properties Inc.	688,364	59,316
	Rayonier Inc.	1,740,219	58,837
	Gramercy Property Trust	2,043,455	56,072
	Sabra Health Care REIT Inc.	2,387,404	55,197
	Senior Housing Properties Trust	3,115,637	54,711
	CoreSite Realty Corp.	488,156	54,254
	First Industrial Realty Trust Inc.	1,680,860	52,779
	Apple Hospitality REIT Inc.	2,908,016	50,861
	RLJ Lodging Trust	2,288,235	50,410
*	Equity Commonwealth	1,568,890	50,346
	Cousins Properties Inc.	5,629,376	50,045
	LaSalle Hotel Properties	1,440,612	49,831
	Sunstone Hotel Investors Inc.	3,028,332	49,544
	Healthcare Realty Trust Inc.	1,678,106	49,101
	Taubman Centers Inc.	797,132	47,692
	Weingarten Realty Investors	1,559,879	46,422
	JBG SMITH Properties	1,253,498	46,166
	Spirit Realty Capital Inc.	5,564,447	44,849
	Uniti Group Inc.	2,223,317	44,800
	EastGroup Properties Inc.	467,329	44,686
	National Health Investors Inc.	563,672	42,608
	Physicians Realty Trust	2,455,949	41,407
	Paramount Group Inc.	2,734,843	41,269
	Corporate Office Properties Trust	1,367,658	40,797

	GEO Group Inc.	1,606,430	40,418
	Rexford Industrial Realty Inc.	1,227,196	39,221
	Colony Capital Inc.	6,411,488	39,046
	STAG Industrial Inc.	1,408,462	38,733
	CoreCivic Inc.	1,535,232	37,352
	Brandywine Realty Trust	2,373,675	37,314
	Kennedy-Wilson Holdings Inc.	1,722,749	37,039
	Columbia Property Trust Inc.	1,549,802	36,637
	Retail Properties of America Inc.	2,955,720	36,030
	Outfront Media Inc.	1,790,248	35,716
	PS Business Parks Inc.	272,271	34,603
	Xenia Hotels & Resorts Inc.	1,435,418	34,019
	Pebblebrook Hotel Trust	925,128	33,647
^	Realogy Holdings Corp.	1,629,828	33,640
	PotlatchDeltic Corp.	810,702	33,198
	Washington REIT	1,066,807	32,698
	Piedmont Office Realty Trust Inc. Class A	1,713,231	32,432
	Urban Edge Properties	1,430,358	31,582
	DiamondRock Hospitality Co.	2,681,449	31,293
	Acadia Realty Trust	1,097,446	30,761
	Empire State Realty Trust Inc.	1,779,896	29,564
	QTS Realty Trust Inc. Class A	687,672	29,343
^	Tanger Factory Outlet Centers Inc.	1,274,665	29,164
	Terreno Realty Corp.	751,443	28,329
	Retail Opportunity Investments Corp.	1,510,809	28,207
	Chesapeake Lodging Trust	818,429	26,247
	DDR Corp.	1,934,141	25,898
	Mack-Cali Realty Corp.	1,216,195	25,856
	Lexington Realty Trust	2,940,543	24,407
	LTC Properties Inc.	538,931	23,772
	Four Corners Property Trust Inc.	879,326	22,590
	Agree Realty Corp.	418,628	22,238
	HFF Inc. Class A	501,469	21,302
	American Assets Trust Inc.	570,506	21,274
	Alexander & Baldwin Inc.	917,309	20,814
	Global Net Lease Inc.	965,444	20,130
	VICI Properties Inc.	924,937	19,997
	Americold Realty Trust	791,659	19,807
	National Storage Affiliates Trust	760,870	19,357
	CareTrust REIT Inc.	1,089,285	19,291
	Summit Hotel Properties Inc.	1,413,612	19,126
	Select Income REIT	867,258	19,028
	Kite Realty Group Trust	1,131,314	18,836
	Washington Prime Group Inc.	2,499,502	18,246
	Monmouth Real Estate Investment Corp.	1,083,032	18,108
	Alexander's Inc.	51,714	17,753
^	Seritage Growth Properties Class A	359,543	17,075
*,^	Redfin Corp.	905,701	16,937
	Tier REIT Inc.	686,441	16,543
	Easterly Government Properties Inc.	807,680	15,645
	Government Properties Income Trust	1,341,756	15,148
	Ramco-Gershenson Properties Trust	1,096,976	14,919
*	St. Joe Co.	874,143	14,686
	Universal Health Realty Income Trust	177,077	13,176
	Chatham Lodging Trust	628,323	13,126
	Getty Realty Corp.	453,638	12,956
	Independence Realty Trust Inc.	1,173,430	12,356

	Franklin Street Properties Corp.	1,489,277	11,899
	Hersha Hospitality Trust Class A	510,219	11,567
	InfraREIT Inc.	544,326	11,513
	RE/MAX Holdings Inc. Class A	237,858	10,549
	iStar Inc.	927,332	10,358
	CorePoint Lodging Inc.	532,467	10,357
	NorthStar Realty Europe Corp.	709,514	10,047
	Armada Hoffler Properties Inc.	662,895	10,016
	Investors Real Estate Trust	1,636,477	9,786
	Preferred Apartment Communities Inc. Class A	529,120	9,302
^	CBL & Associates Properties Inc.	2,314,538	9,235
	RMR Group Inc. Class A	97,845	9,080
	Pennsylvania REIT	947,509	8,963
	NexPoint Residential Trust Inc.	267,783	8,890
	Saul Centers Inc.	157,342	8,811
	Urstadt Biddle Properties Inc. Class A	399,513	8,506
	Front Yard Residential Corp.	742,863	8,060
	Gladstone Commercial Corp.	412,712	7,903
	Ashford Hospitality Trust Inc.	1,215,601	7,768
	CatchMark Timber Trust Inc. Class A	663,047	7,579
	Community Healthcare Trust Inc.	242,941	7,526
	Whitestone REIT	542,180	7,526
*	Marcus & Millichap Inc.	216,363	7,510
*,^	eXp World Holdings Inc.	405,957	7,466
	UMH Properties Inc.	462,791	7,238
*	Retail Value Inc.	203,736	6,660
	New Senior Investment Group Inc.	1,125,304	6,639
	Spirit MTA REIT	573,725	6,609
	City Office REIT Inc.	516,065	6,513
	CorEnergy Infrastructure Trust Inc.	170,359	6,402
	One Liberty Properties Inc.	224,071	6,225
	Industrial Logistics Properties Trust	263,679	6,067
*,^	American Finance Trust Inc.	376,619	5,747
*	FRP Holdings Inc.	89,356	5,549
	Braemar Hotels & Resorts Inc.	450,088	5,298
*	Tejon Ranch Co.	243,365	5,284
*,^	Altisource Portfolio Solutions SA	160,078	5,159
	Cedar Realty Trust Inc.	1,093,139	5,094
	Jernigan Capital Inc.	245,702	4,740
	Consolidated-Tomoka Land Co.	76,098	4,739
	Newmark Group Inc. Class A	410,188	4,590
	MedEquities Realty Trust Inc.	471,240	4,581
^	Innovative Industrial Properties Inc.	81,912	3,951
	Bluerock Residential Growth REIT Inc. Class A	371,633	3,642
*,^	Forestar Group Inc.	154,402	3,273
^	Farmland Partners Inc.	460,303	3,084
	Global Medical REIT Inc.	274,662	2,587
	Safety Income & Growth Inc.	138,097	2,587
	Clipper Realty Inc.	180,421	2,441
*	Stratus Properties Inc.	73,967	2,263
	Gladstone Land Corp.	182,007	2,246
	BRT Apartments Corp.	157,548	1,897
	CIM Commercial Trust Corp.	122,343	1,713
	Essential Properties Realty Trust Inc.	90,370	1,282
	Sotherly Hotels Inc.	166,788	1,201
*	Rafael Holdings Inc. Class B	140,615	1,181
*	Trinity Place Holdings Inc.	192,410	1,172

*	Maui Land & Pineapple Co. Inc.	87,932	1,126
	Griffin Industrial Realty Inc.	26,728	1,042
^	Wheeler REIT Inc.	136,025	582
	Plymouth Industrial REIT Inc.	27,768	430
*	InterGroup Corp.	6,800	236
	Condor Hospitality Trust Inc.	21,641	231
	Global Self Storage Inc.	43,032	180
*	JW Mays Inc.	4,600	173
*	Altisource Asset Management Corp.	2,628	157
*	Transcontinental Realty Investors Inc.	2,464	79
*	American Realty Investors Inc.	1,100	19
	HMG/Courtland Properties Inc.	1,000	15
*	Reven Housing REIT Inc.	3,347	12
	CKX Lands Inc.	1,000	10
*	Power REIT	200	1
			5,458,770
Telecommunication Services (1.0%)
*	T-Mobile US Inc.	4,121,449	289,243
*	Zayo Group Holdings Inc.	2,665,579	92,549
*,^	Sprint Corp.	7,670,078	50,162
*	Vonage Holdings Corp.	2,914,534	41,270
	Telephone & Data Systems Inc.	1,245,987	37,915
	Cogent Communications Holdings Inc.	560,855	31,296
*	Iridium Communications Inc.	1,221,771	27,490
	Shenandoah Telecommunications Co.	631,252	24,461
*	Boingo Wireless Inc.	564,141	19,689
*	ORBCOMM Inc.	1,056,517	11,474
	Consolidated Communications Holdings Inc.	873,621	11,392
	ATN International Inc.	147,735	10,915
*	Cincinnati Bell Inc.	668,302	10,659
*	United States Cellular Corp.	195,948	8,775
^	Frontier Communications Corp.	1,275,612	8,279
*,^	NII Holdings Inc.	1,344,073	7,876
	Spok Holdings Inc.	297,922	4,588
*	pdvWireless Inc.	129,667	4,396
*,^	Globalstar Inc.	8,327,525	4,230
*	Ooma Inc.	227,018	3,768
^	Windstream Holdings Inc.	549,616	2,693
*,^	Pareteum Corp.	706,694	2,120
	IDT Corp. Class B	285,146	1,523
*	Alaska Communications Systems Group Inc.	539,199	884
*	Otelco Inc. Class A	13,014	226
*,^	One Horizon Group Inc.	93,512	17
			707,890
Utilities (2.6%)
	Atmos Energy Corp.	1,421,707	133,512
*	Vistra Energy Corp.	5,115,938	127,285
	UGI Corp.	2,257,468	125,244
	OGE Energy Corp.	2,573,802	93,480
	Aqua America Inc.	2,365,767	87,297
	Vectren Corp.	1,077,306	77,017
	IDACORP Inc.	680,314	67,508
	MDU Resources Group Inc.	2,577,492	66,216
	National Fuel Gas Co.	1,112,807	62,384
	ONE Gas Inc.	694,768	57,165
	Portland General Electric Co.	1,198,876	54,681

	New Jersey Resources Corp.			1,150,792	53,051
	Hawaiian Electric Industries Inc.			1,475,654	52,519
	ALLETE Inc.			696,158	52,219
	Southwest Gas Holdings Inc.			651,348	51,476
	Spire Inc.			677,863	49,857
	Avista Corp.			849,475	42,949
	PNM Resources Inc.			1,077,558	42,510
	Black Hills Corp.			721,061	41,886
	South Jersey Industries Inc.			1,146,291	40,430
	NorthWestern Corp.			664,295	38,968
	Avangrid Inc.			732,955	35,131
	Ormat Technologies Inc.			614,337	33,242
	El Paso Electric Co.			548,517	31,375
	American States Water Co.			499,092	30,514
	MGE Energy Inc.			471,791	30,124
	California Water Service Group			651,695	27,958
	Northwest Natural Gas Co.			399,365	26,717
	Otter Tail Corp.			529,351	25,356
	Pattern Energy Group Inc. Class A			1,187,307	23,592
*	Clearway Energy Inc.			1,022,001	19,673
	Chesapeake Utilities Corp.			220,958	18,538
	SJW Group			223,610	13,674
	Connecticut Water Service Inc.			166,584	11,556
	Middlesex Water Co.			236,427	11,448
	Unitil Corp.			198,881	10,123
	TerraForm Power Inc. Class A			785,362	9,071
*	Clearway Energy Inc. Class A			387,426	7,377
	York Water Co.			175,326	5,330
	Artesian Resources Corp. Class A			110,234	4,054
*,^	Cadiz Inc.			355,546	3,964
*	AquaVenture Holdings Ltd.			166,594	3,010
	RGC Resources Inc.			88,536	2,365
*	Pure Cycle Corp.			195,551	2,259
	Spark Energy Inc. Class A			187,950	1,551
	Genie Energy Ltd. Class B			194,136	1,048
	Global Water Resources Inc.			67,534	715
					1,807,419
Total Common Stocks (Cost $49,805,015)					69,558,592
		Coupon
Temporary Cash Investments (3.1%)1
Money Market Fund (3.0%)
3,4 Vanguard Market Liquidity Fund		2.209%		21,074,092	2,107,409

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.928%	10/4/18	1,000	1,000
5	United States Treasury Bill	1.962%	10/11/18	1,000	999
5	United States Treasury Bill	1.986%-1.995%	10/18/18	8,400	8,392
5	United States Treasury Bill	2.072%	11/8/18	2,000	1,995
5	United States Treasury Bill	2.034%-2.078%	11/15/18	15,000	14,961
5	United States Treasury Bill	2.199%	1/24/19	2,000	1,986
	United States Treasury Bill	2.294%	2/21/19	1,000	991

Extended Market Index Fund

5 United States Treasury Bill	2.313%	2/28/19	2,000	1,981
				32,305
Total Temporary Cash Investments (Cost $2,139,613)				2,139,714
Total Investments (101.9%) (Cost $51,944,628)				71,698,306
Other Asset and Liabilities-Net (-1.9%)4,6				(1,316,866)
Net Assets (100%)				70,381,440

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,148,461,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.9%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $1,279,000,000 of collateral received for securities on loan.
5	Securities with a value of $30,614,000 have been segregated as initial margin for open futures contracts.
6	Cash of $690,000 has been segregated as collateral for certain open over-the-counter-swaps contracts. CPR—Contingent Payment Rights.
CVR—Contingent Value Rights. REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018		4,546	386,592	(6,372)
E-mini S&P Mid-Cap 400 Index	December 2018		973	197,052	(2,783)
E-mini S&P 500 Index	December 2018		1,238	180,686	(534)
					(9,689)
Total Return Swaps
				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)

Ambac Financial Group Inc.	10/11/18	GSCM	6,255	(2.568%)	(174)
Ambac Financial Group Inc.	10/11/18	GSCM	945	(2.818%)	(26)
SLM Corp.	11/09/18	GSCM	25,294	(2.531%)	(1,240)
					(1,440)
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid quarterly.

Extended Market Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the

Extended Market Index Fund

event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	69,556,197	291	2,104
Temporary Cash Investments	2,107,409	32,305	—
Futures Contracts—Assets[1]	1,892	—	—
Futures Contracts—Liabilities[1]	(336)	—	—
Swap Contracts—Liabilities	—	(1,440)	—
Total	71,665,162	31,156	2,104
1 Represents variation margin on the last day of the reporting period.

Vanguard Total Stock Market Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (2.3%)
	DowDuPont Inc.	58,708,975	3,775,574
	Praxair Inc.	7,291,510	1,171,964
	Ecolab Inc.	6,590,723	1,033,294
	Air Products & Chemicals Inc.	5,560,654	928,907
	LyondellBasell Industries NV Class A	7,931,115	813,019
	PPG Industries Inc.	6,186,668	675,151
	International Paper Co.	10,418,474	512,068
	Nucor Corp.	8,069,558	512,013
	Freeport-McMoRan Inc.	34,858,775	485,234
	Newmont Mining Corp.	13,542,815	408,993
	Celanese Corp. Class A	3,446,460	392,896
	CF Industries Holdings Inc.	5,924,195	322,513
	International Flavors & Fragrances Inc.	2,297,825	319,673
	Eastman Chemical Co.	3,257,808	311,837
	FMC Corp.	3,412,153	297,472
	Mosaic Co.	8,797,366	285,738
	Albemarle Corp.	2,763,792	275,771
	Steel Dynamics Inc.	5,681,797	256,760
	Avery Dennison Corp.	2,230,120	241,634
	RPM International Inc.	3,383,818	219,745
*	Alcoa Corp.	4,732,330	191,186
	Chemours Co.	4,503,304	177,610
*	Axalta Coating Systems Ltd.	5,568,723	162,384
	Reliance Steel & Aluminum Co.	1,727,721	147,357
	Huntsman Corp.	5,152,906	140,314
	United States Steel Corp.	4,484,148	136,677
	Ashland Global Holdings Inc.	1,574,470	132,035
	Royal Gold Inc.	1,665,592	128,351
	WR Grace & Co.	1,715,188	122,567
*	Ingevity Corp.	1,071,554	109,170
	Olin Corp.	4,241,467	108,921
	Versum Materials Inc.	2,762,036	99,461
*	Cleveland-Cliffs Inc.	7,590,883	96,101
	NewMarket Corp.	226,680	91,921
	Balchem Corp.	811,091	90,915
	PolyOne Corp.	2,047,550	89,519
*	Univar Inc.	2,892,333	88,679
	Cabot Corp.	1,412,780	88,610
	Sensient Technologies Corp.	1,098,213	84,024
	Domtar Corp.	1,592,503	83,081
	Westlake Chemical Corp.	988,100	82,121
	Peabody Energy Corp.	2,302,147	82,049
	Scotts Miracle-Gro Co.	995,334	78,363
	KapStone Paper and Packaging Corp.	2,219,770	75,272
	Carpenter Technology Corp.	1,180,473	69,589
*	Platform Specialty Products Corp.	5,495,143	68,524
	HB Fuller Co.	1,278,475	66,059
	Quaker Chemical Corp.	323,376	65,390
	Minerals Technologies Inc.	899,347	60,796

	Compass Minerals International Inc.	866,932	58,258
	Commercial Metals Co.	2,805,965	57,578
*	Ferro Corp.	2,113,921	49,085
	Innospec Inc.	628,498	48,237
	Worthington Industries Inc.	1,095,787	47,513
*	GCP Applied Technologies Inc.	1,734,251	46,044
	Stepan Co.	510,051	44,380
	Kaiser Aluminum Corp.	395,057	43,085
	Arch Coal Inc. Class A	465,479	41,614
*,^	AK Steel Holding Corp.	8,067,824	39,532
*	Kraton Corp.	801,001	37,767
^	US Silica Holdings Inc.	1,991,180	37,494
	Neenah Inc.	421,010	36,333
	Hecla Mining Co.	11,869,436	33,116
	Warrior Met Coal Inc.	1,197,044	32,368
	Materion Corp.	503,613	30,469
	Schweitzer-Mauduit International Inc.	768,804	29,453
*	Verso Corp.	860,232	28,964
	Tronox Ltd. Class A	2,290,883	27,376
*	CONSOL Energy Inc.	646,895	26,400
*	Coeur Mining Inc.	4,707,469	25,091
	KMG Chemicals Inc.	328,559	24,826
*	AdvanSix Inc.	729,824	24,778
	Rayonier Advanced Materials Inc.	1,285,706	23,696
*	Codexis Inc.	1,293,587	22,185
	Innophos Holdings Inc.	484,411	21,508
	PH Glatfelter Co.	1,087,148	20,775
	Chase Corp.	172,365	20,710
*	CSW Industrials Inc.	383,772	20,609
*	Resolute Forest Products Inc.	1,487,324	19,261
*	SunCoke Energy Inc.	1,595,258	18,537
	Schnitzer Steel Industries Inc.	645,197	17,453
	Tredegar Corp.	765,196	16,566
*	Koppers Holdings Inc.	511,494	15,933
*	PQ Group Holdings Inc.	897,275	15,675
*	Century Aluminum Co.	1,231,923	14,746
*	TimkenSteel Corp.	884,568	13,154
*	Clearwater Paper Corp.	441,177	13,103
	American Vanguard Corp.	667,544	12,016
	FutureFuel Corp.	636,943	11,809
*	Veritiv Corp.	322,127	11,725
	Hawkins Inc.	270,451	11,210
	Haynes International Inc.	311,994	11,076
*	OMNOVA Solutions Inc.	1,029,381	10,139
*	Nexeo Solutions Inc.	811,268	9,938
	Kronos Worldwide Inc.	592,097	9,622
	Gold Resource Corp.	1,779,736	9,148
	Olympic Steel Inc.	395,503	8,254
*	Intrepid Potash Inc.	2,284,502	8,201
*	Universal Stainless & Alloy Products Inc.	253,080	6,456
*,^	Uranium Energy Corp.	3,677,146	6,325
*	AgroFresh Solutions Inc.	957,861	5,967
	Synalloy Corp.	250,846	5,732
*	LSB Industries Inc.	559,574	5,473
*	Cloud Peak Energy Inc.	2,210,492	5,084
*	Ryerson Holding Corp.	415,476	4,695
*,^	ChromaDex Corp.	1,013,750	4,349

	Northern Technologies International Corp.	101,131	3,509
	Hallador Energy Co.	560,871	3,489
*,^	Marrone Bio Innovations Inc.	1,792,593	3,280
*,^	Ur-Energy Inc.	3,881,274	3,105
*	Ampco-Pittsburgh Corp.	311,062	1,835
*	Senomyx Inc.	1,100,735	1,629
*,^	Ramaco Resources Inc.	169,672	1,266
	Friedman Industries Inc.	121,949	1,149
*	General Moly Inc.	2,527,959	935
*	NL Industries Inc.	143,892	863
	United-Guardian Inc.	45,130	729
*	Pershing Gold Corp.	428,954	519
*	Centrus Energy Corp. Class A	112,234	302
*	Solitario Zinc Corp.	613,174	215
*	Dynasil Corp. of America	158,073	204
*,^	US Gold Corp.	174,192	185
*,^	Paramount Gold Nevada Corp.	147,835	157
*,^	US Antimony Corp.	178,286	152
*,^	Golden Minerals Co.	504,714	103
*,^	Westwater Resources Inc.	434,689	97
*	Ikonics Corp.	6,410	69
*,^	Comstock Mining Inc.	147,681	21
			17,582,006
Consumer Goods (7.5%)
	Procter & Gamble Co.	63,308,108	5,269,134
	Coca-Cola Co.	97,325,647	4,495,472
	PepsiCo Inc.	36,002,104	4,025,035
	Philip Morris International Inc.	39,508,617	3,221,533
	Altria Group Inc.	47,969,014	2,893,011
	NIKE Inc. Class B	32,586,594	2,760,736
	Mondelez International Inc. Class A	37,428,289	1,607,919
	Activision Blizzard Inc.	18,379,499	1,528,990
	Colgate-Palmolive Co.	22,137,368	1,482,097
	General Motors Co.	32,200,339	1,084,185
	Kimberly-Clark Corp.	8,849,899	1,005,702
*	Electronic Arts Inc.	7,767,104	935,858
	Ford Motor Co.	99,358,347	919,065
	Constellation Brands Inc. Class A	4,046,397	872,484
*,^	Tesla Inc.	3,250,374	860,602
	Kraft Heinz Co.	15,467,481	852,413
	Estee Lauder Cos. Inc. Class A	5,687,065	826,444
	VF Corp.	8,049,248	752,202
	Archer-Daniels-Midland Co.	14,181,249	712,891
	General Mills Inc.	15,022,111	644,749
*	Monster Beverage Corp.	10,593,884	617,412
	Aptiv plc	6,727,675	564,452
	Kellogg Co.	7,029,403	492,199
	Clorox Co.	3,266,219	491,272
	Tyson Foods Inc. Class A	7,555,354	449,770
*	Lululemon Athletica Inc.	2,704,682	439,484
	McCormick & Co. Inc.	3,078,351	405,573
*	Take-Two Interactive Software Inc.	2,900,855	400,289
	DR Horton Inc.	9,119,540	384,662
	Church & Dwight Co. Inc.	6,206,174	368,461
	Tapestry Inc.	7,300,287	366,985
	Hershey Co.	3,587,718	365,947
	Brown-Forman Corp. Class B	7,111,098	359,466

	Genuine Parts Co.	3,538,588	351,736
	Lennar Corp. Class A	7,319,892	341,766
	Conagra Brands Inc.	9,942,747	337,755
	Hasbro Inc.	2,871,762	301,880
*	Mohawk Industries Inc.	1,609,625	282,248
	PVH Corp.	1,952,040	281,875
	JM Smucker Co.	2,734,613	280,599
	Molson Coors Brewing Co. Class B	4,496,056	276,507
	Hormel Foods Corp.	6,727,574	265,066
*	Michael Kors Holdings Ltd.	3,625,324	248,552
	Lamb Weston Holdings Inc.	3,703,147	246,630
	Bunge Ltd.	3,573,624	245,544
	Lear Corp.	1,675,306	242,919
*	LKQ Corp.	7,519,258	238,135
	BorgWarner Inc.	5,319,000	227,547
	Newell Brands Inc.	10,839,412	220,040
	Garmin Ltd.	3,087,161	216,256
*	NVR Inc.	87,348	215,819
*	Wayfair Inc.	1,438,726	212,457
	Pinnacle Foods Inc.	3,014,944	195,398
	Ralph Lauren Corp. Class A	1,412,721	194,320
	Whirlpool Corp.	1,636,144	194,292
	Fortune Brands Home & Security Inc.	3,672,304	192,282
	Ingredion Inc.	1,829,562	192,031
	Harley-Davidson Inc.	4,232,378	191,727
*	Middleby Corp.	1,410,018	182,386
^	Campbell Soup Co.	4,960,220	181,693
	Hanesbrands Inc.	9,159,047	168,801
*	US Foods Holding Corp.	5,466,392	168,474
	PulteGroup Inc.	6,505,494	161,141
	Jefferies Financial Group Inc.	7,307,732	160,478
	Pool Corp.	961,216	160,408
*	WABCO Holdings Inc.	1,351,632	159,411
*	Post Holdings Inc.	1,616,932	158,524
	Polaris Industries Inc.	1,514,575	152,896
	Gentex Corp.	6,908,769	148,262
	Brunswick Corp.	2,208,098	147,987
	Leggett & Platt Inc.	3,330,906	145,860
*,^	Herbalife Nutrition Ltd.	2,613,485	142,566
	Goodyear Tire & Rubber Co.	6,025,226	140,930
*,^	Mattel Inc.	8,739,873	137,216
	Coty Inc. Class A	10,522,499	132,163
*	Keurig Dr Pepper Inc.	5,265,836	122,009
	Toll Brothers Inc.	3,477,869	114,874
	Carter's Inc.	1,126,011	111,025
	Nu Skin Enterprises Inc. Class A	1,334,901	110,023
	Thor Industries Inc.	1,269,160	106,229
	Valvoline Inc.	4,909,040	105,593
*,^	Under Armour Inc. Class A	4,768,472	101,187
*	Skechers U.S.A. Inc. Class A	3,437,157	96,000
*,^	Under Armour Inc.	4,780,887	93,036
*	Deckers Outdoor Corp.	780,303	92,528
	Wolverine World Wide Inc.	2,315,256	90,411
*	Helen of Troy Ltd.	687,180	89,952
	Energizer Holdings Inc.	1,516,127	88,921
	Flowers Foods Inc.	4,523,174	84,402
*	Darling Ingredients Inc.	4,163,300	80,435

*	Zynga Inc. Class A	19,864,579	79,657
	Spectrum Brands Holdings Inc.	1,022,627	76,411
	Columbia Sportswear Co.	801,203	74,568
*	Welbilt Inc.	3,541,571	73,948
*,^	iRobot Corp.	665,157	73,114
	Lancaster Colony Corp.	486,823	72,639
	Steven Madden Ltd.	1,338,448	70,804
	Delphi Technologies plc	2,251,434	70,605
*	Visteon Corp.	750,243	69,698
*	TreeHouse Foods Inc.	1,434,114	68,622
	Dana Inc.	3,646,385	68,078
	Medifast Inc.	293,875	65,108
*	Edgewell Personal Care Co.	1,382,253	63,902
*	Elanco Animal Health Inc.	1,810,798	63,179
*	Fox Factory Holding Corp.	892,113	62,492
*	Hain Celestial Group Inc.	2,299,745	62,369
*,^	Tempur Sealy International Inc.	1,167,637	61,768
*	Boston Beer Co. Inc. Class A	213,262	61,313
	Herman Miller Inc.	1,523,786	58,513
	Callaway Golf Co.	2,393,353	58,135
	WD-40 Co.	337,455	58,076
	J&J Snack Foods Corp.	377,675	56,987
	Tenneco Inc.	1,309,106	55,166
*	Cavco Industries Inc.	216,104	54,674
*	Cooper-Standard Holdings Inc.	452,364	54,275
	Sanderson Farms Inc.	521,061	53,862
*	Dorman Products Inc.	691,743	53,209
	KB Home	2,191,971	52,410
*	Taylor Morrison Home Corp. Class A	2,840,956	51,251
	LCI Industries	602,942	49,924
*	G-III Apparel Group Ltd.	1,032,143	49,739
*	American Axle & Manufacturing Holdings Inc.	2,846,566	49,644
	HNI Corp.	1,088,427	48,152
*	TRI Pointe Group Inc.	3,840,708	47,625
^	B&G Foods Inc.	1,693,263	46,480
*	Meritor Inc.	2,216,921	42,920
*	Gentherm Inc.	925,594	42,068
	Universal Corp.	627,105	40,762
*	USANA Health Sciences Inc.	325,771	39,272
*	Meritage Homes Corp.	975,709	38,931
	Tupperware Brands Corp.	1,124,059	37,600
	La-Z-Boy Inc.	1,178,767	37,249
	Steelcase Inc. Class A	1,978,708	36,606
	Vector Group Ltd.	2,654,522	36,579
	Oxford Industries Inc.	401,173	36,186
	Cooper Tire & Rubber Co.	1,278,313	36,176
	Calavo Growers Inc.	371,369	35,874
	Interface Inc. Class A	1,529,644	35,717
*	Crocs Inc.	1,657,919	35,297
*	National Beverage Corp.	300,004	34,986
	Cal-Maine Foods Inc.	715,846	34,575
	MDC Holdings Inc.	1,130,904	33,452
*	Sleep Number Corp.	859,934	31,628
*	American Woodmark Corp.	401,587	31,504
	ACCO Brands Corp.	2,650,355	29,949
*	Central Garden & Pet Co. Class A	886,610	29,382
*	Fitbit Inc. Class A	5,322,627	28,476

	Sturm Ruger & Co. Inc.	412,211	28,463
	Seaboard Corp.	7,642	28,352
	Nutrisystem Inc.	765,159	28,349
*	Malibu Boats Inc. Class A	512,223	28,029
	Inter Parfums Inc.	429,369	27,673
	Knoll Inc.	1,158,830	27,175
*	Hostess Brands Inc. Class A	2,442,799	27,042
*,^	Fossil Group Inc.	1,136,493	26,458
	MGP Ingredients Inc.	332,365	26,250
*	Vista Outdoor Inc.	1,444,986	25,851
	Fresh Del Monte Produce Inc.	741,364	25,125
	Winnebago Industries Inc.	725,802	24,060
	Andersons Inc.	632,489	23,813
	Standard Motor Products Inc.	475,794	23,419
*	Pilgrim's Pride Corp.	1,288,036	23,301
*	Freshpet Inc.	625,451	22,954
	Acushnet Holdings Corp.	831,189	22,799
*,^	LGI Homes Inc.	461,005	21,870
*	Glu Mobile Inc.	2,901,354	21,615
	Coca-Cola Bottling Co. Consolidated	116,889	21,307
	Phibro Animal Health Corp. Class A	489,846	21,014
*	American Outdoor Brands Corp.	1,337,835	20,777
*,^	GoPro Inc. Class A	2,826,359	20,350
*	Stoneridge Inc.	676,321	20,100
	Skyline Champion Corp.	693,108	19,802
*	Modine Manufacturing Co.	1,205,589	17,963
	National Presto Industries Inc.	137,140	17,780
^	Camping World Holdings Inc. Class A	801,884	17,096
	Dean Foods Co.	2,350,833	16,691
*	M/I Homes Inc.	690,140	16,515
	Movado Group Inc.	389,822	16,334
*	Century Communities Inc.	616,552	16,184
	Lennar Corp. Class B	415,047	15,979
*	MCBC Holdings Inc.	435,409	15,622
*	Central Garden & Pet Co.	408,771	14,732
*	Primo Water Corp.	812,849	14,672
	Tower International Inc.	482,532	14,597
	Kimball International Inc. Class B	865,027	14,489
	John B Sanfilippo & Son Inc.	202,010	14,419
	Tootsie Roll Industries Inc.	459,961	13,454
*	Universal Electronics Inc.	336,137	13,227
	Ethan Allen Interiors Inc.	620,943	12,885
*	William Lyon Homes Class A	784,030	12,458
*	Motorcar Parts of America Inc.	501,634	11,763
*	Unifi Inc.	382,109	10,825
*	ZAGG Inc.	711,343	10,492
*	Nautilus Inc.	749,720	10,459
	Superior Industries International Inc.	609,883	10,398
	Johnson Outdoors Inc. Class A	111,255	10,346
	Hooker Furniture Corp.	290,072	9,804
*	Vera Bradley Inc.	636,759	9,717
	Limoneira Co.	371,552	9,701
	Titan International Inc.	1,255,931	9,319
	Turning Point Brands Inc.	210,429	8,724
*,^	22nd Century Group Inc.	3,086,103	8,672
*	Perry Ellis International Inc.	311,719	8,519
*	Beazer Homes USA Inc.	786,783	8,261

*	Seneca Foods Corp. Class A	236,508	7,970
*,^	elf Beauty Inc.	574,565	7,314
	Culp Inc.	294,515	7,127
	Clarus Corp.	606,215	6,699
*	Farmer Brothers Co.	253,055	6,681
	Bassett Furniture Industries Inc.	293,982	6,247
*,^	Funko Inc. Class A	260,657	6,175
*,^	Sonos Inc.	374,589	6,008
	Weyco Group Inc.	169,895	5,977
	Flexsteel Industries Inc.	197,871	5,885
*	Hovnanian Enterprises Inc. Class A	3,554,794	5,688
	Rocky Brands Inc.	193,275	5,470
	Oil-Dri Corp. of America	139,361	5,374
*	Craft Brew Alliance Inc.	321,234	5,252
	Libbey Inc.	591,447	5,175
	Hamilton Beach Brands Holding Co. Class A	226,804	4,976
*	Pyxus International Inc.	215,253	4,951
*,^	Revlon Inc. Class A	209,831	4,679
*,^	PolarityTE Inc.	238,053	4,547
*	Shiloh Industries Inc.	409,064	4,500
	Marine Products Corp.	194,459	4,451
	Superior Group of Cos. Inc.	233,617	4,443
*,^	New Age Beverages Corp.	781,452	4,181
*,^	Arlo Technologies Inc.	276,614	4,014
*,^	Vuzix Corp.	597,724	3,915
*,^	Lifevantage Corp.	336,627	3,700
	Lifetime Brands Inc.	338,870	3,694
*	New Home Co. Inc.	423,856	3,416
	Alico Inc.	96,089	3,248
	Strattec Security Corp.	89,813	3,202
*,^	Akoustis Technologies Inc.	374,526	2,947
*	Castle Brands Inc.	2,709,001	2,899
*	Lakeland Industries Inc.	201,320	2,678
*,^	Eastman Kodak Co.	837,912	2,598
	Escalade Inc.	195,986	2,518
*	RiceBran Technologies	873,708	2,508
*	Delta Apparel Inc.	139,331	2,479
*	Lovesac Co.	78,401	1,958
*	Nature's Sunshine Products Inc.	223,252	1,953
	Kewaunee Scientific Corp.	57,081	1,798
	Rocky Mountain Chocolate Factory Inc.	173,764	1,781
*	Natural Alternatives International Inc.	177,845	1,743
	Crown Crafts Inc.	274,576	1,565
*,^	JAKKS Pacific Inc.	569,622	1,453
*,^	S&W Seed Co.	566,877	1,389
*,^	Celsius Holdings Inc.	337,288	1,359
*	Sequential Brands Group Inc.	798,548	1,334
	Unique Fabricating Inc.	161,358	1,307
	Acme United Corp.	60,785	1,293
	Core Molding Technologies Inc.	189,449	1,264
*	Vince Holding Corp.	81,825	1,207
*,^	Differential Brands Group Inc.	277,853	1,128
*,^	Veru Inc.	789,133	1,121
*,^	Orchids Paper Products Co.	328,747	1,085
*	Alpha Pro Tech Ltd.	293,460	1,042
*	US Auto Parts Network Inc.	649,661	1,007
	Virco Manufacturing Corp.	203,805	988

*	Reed's Inc.	270,585	879
*,^	Level Brands Inc.	231,989	842
*,^	Blink Charging Co.	325,521	798
*,^	Iconix Brand Group Inc.	2,554,939	793
*,^	Nova Lifestyle Inc.	410,741	715
*	Tandy Leather Factory Inc.	93,919	690
*,^	Lipocine Inc.	471,782	651
	LS Starrett Co. Class A	105,296	632
*	Coffee Holding Co. Inc.	133,389	590
*	Willamette Valley Vineyards Inc.	64,597	511
*	Dixie Group Inc.	271,685	435
	Mannatech Inc.	19,579	394
*	Lifeway Foods Inc.	116,677	310
*	Zedge Inc. Class B	143,177	285
*	Summer Infant Inc.	149,701	237
*	Emerson Radio Corp.	153,609	224
*	Jerash Holdings US Inc.	33,054	215
*	Charles & Colvard Ltd.	212,413	185
*,^	Cherokee Inc.	222,325	164
*	Bridgford Foods Corp.	9,975	164
	P&F Industries Inc. Class A	19,303	159
	Ocean Bio-Chem Inc.	22,278	91
	CompX International Inc.	5,846	79
*	Cyanotech Corp.	23,496	79
*	Koss Corp.	17,633	49
*	CTI Industries Corp.	14,046	47
*	Hovnanian Enterprises Inc. Class B	19,300	31
*	Arcimoto Inc.	5,685	21
*	CCA Industries Inc.	4,947	14
*	CDTi Advanced Materials Inc.	1	—
			56,936,972
Consumer Services (13.5%)
*	Amazon.com Inc.	10,538,608	21,108,832
	Home Depot Inc.	29,100,305	6,028,128
	Walt Disney Co.	35,971,239	4,206,477
	Comcast Corp. Class A	116,303,596	4,118,310
*	Netflix Inc.	10,514,414	3,933,758
	Walmart Inc.	37,509,293	3,522,498
	McDonald's Corp.	19,736,372	3,301,698
	Costco Wholesale Corp.	11,145,643	2,617,889
*	Booking Holdings Inc.	1,208,876	2,398,410
	Lowe's Cos. Inc.	19,599,132	2,250,372
	CVS Health Corp.	25,849,728	2,034,891
	Starbucks Corp.	32,621,294	1,854,194
	TJX Cos. Inc.	15,126,948	1,694,521
	Walgreens Boots Alliance Inc.	21,385,323	1,558,990
*	Charter Communications Inc. Class A	4,133,136	1,346,906
	Twenty-First Century Fox Inc. Class A	26,736,605	1,238,707
	Target Corp.	13,395,234	1,181,594
	Ross Stores Inc.	9,609,992	952,350
	Delta Air Lines Inc.	15,847,064	916,436
	Marriott International Inc. Class A	6,647,948	877,729
	Sysco Corp.	11,924,202	873,448
	Southwest Airlines Co.	13,134,487	820,249
*	eBay Inc.	23,935,052	790,335
	Dollar General Corp.	6,812,283	744,583
	Yum! Brands Inc.	8,100,228	736,392

* O'Reilly Automotive Inc.	2,053,754	713,310
McKesson Corp.	5,096,195	676,010
Carnival Corp.	10,150,738	647,313
Hilton Worldwide Holdings Inc.	7,602,819	614,156
Las Vegas Sands Corp.	10,005,325	593,616
Kroger Co.	20,308,112	591,169
Twenty-First Century Fox Inc.	12,217,081	559,787
Royal Caribbean Cruises Ltd.	4,261,479	553,737
* United Continental Holdings Inc.	5,901,862	525,620
* AutoZone Inc.	674,703	523,367
CBS Corp. Class B	8,744,009	502,343
* Dollar Tree Inc.	6,026,571	491,467
Best Buy Co. Inc.	6,054,714	480,502
American Airlines Group Inc.	10,545,004	435,825
* Ulta Beauty Inc.	1,456,098	410,794
Omnicom Group Inc.	5,746,650	390,887
Expedia Group Inc.	2,970,600	387,604
AmerisourceBergen Corp. Class A	4,153,953	383,078
Tiffany & Co.	2,966,669	382,611
Darden Restaurants Inc.	3,141,762	349,332
MGM Resorts International	12,333,415	344,226
* CarMax Inc.	4,502,846	336,227
* GrubHub Inc.	2,297,664	318,502
Kohl's Corp.	4,259,238	317,526
Wynn Resorts Ltd.	2,481,644	315,318
Domino's Pizza Inc.	1,068,948	315,126
Viacom Inc. Class B	9,232,853	311,701
Advance Auto Parts Inc.	1,784,911	300,454
* Norwegian Cruise Line Holdings Ltd.	5,097,798	292,767
* Chipotle Mexican Grill Inc. Class A	635,606	288,896
Tractor Supply Co.	3,101,572	281,871
Vail Resorts Inc.	1,026,111	281,585
* Burlington Stores Inc.	1,722,148	280,572
Macy's Inc.	7,777,079	270,098
Aramark	6,233,682	268,173
* Liberty Broadband Corp.	3,123,160	263,282
* Copart Inc.	5,023,416	258,857
Nielsen Holdings plc	9,036,930	249,961
* Qurate Retail Group Inc. QVC Group Class A	11,040,424	245,208
Interpublic Group of Cos. Inc.	9,798,687	224,096
FactSet Research Systems Inc.	984,116	220,157
* Discovery Communications Inc.	7,396,352	218,784
Alaska Air Group Inc.	3,128,675	215,441
* ServiceMaster Global Holdings Inc.	3,439,562	213,356
Gap Inc.	7,295,084	210,463
KAR Auction Services Inc.	3,424,180	204,389
* DISH Network Corp. Class A	5,520,264	197,405
Service Corp. International	4,413,620	195,082
* Live Nation Entertainment Inc.	3,452,674	188,067
* Five Below Inc.	1,406,666	182,951
L Brands Inc.	5,992,611	181,576
^ Sirius XM Holdings Inc.	28,476,268	179,970
Nordstrom Inc.	2,981,686	178,335
* Liberty Media Corp-Liberty Formula One	4,746,847	176,535
* Bright Horizons Family Solutions Inc.	1,464,742	172,605
* Liberty Media Corp-Liberty SiriusXM C	3,949,238	171,594
Sabre Corp.	6,293,029	164,122

*,^	Caesars Entertainment Corp.	15,901,024	162,985
	News Corp. Class A	12,190,910	160,798
*,^	Discovery Communications Inc. Class A	4,979,296	159,337
	Altice USA Inc. Class A	8,626,716	156,489
	Dunkin' Brands Group Inc.	2,120,471	156,321
*	JetBlue Airways Corp.	7,980,420	154,501
	Foot Locker Inc.	2,978,482	151,843
	Rollins Inc.	2,501,857	151,838
*	Madison Square Garden Co. Class A	460,588	145,233
*	Etsy Inc.	2,739,067	140,733
	Wyndham Hotels & Resorts Inc.	2,525,799	140,359
*	Grand Canyon Education Inc.	1,223,081	137,964
*	TripAdvisor Inc.	2,686,154	137,182
	H&R Block Inc.	5,260,847	135,467
	Williams-Sonoma Inc.	2,029,274	133,364
	Dun & Bradstreet Corp.	932,921	132,951
*	Ollie's Bargain Outlet Holdings Inc.	1,339,096	128,687
*	Trade Desk Inc. Class A	851,580	128,512
	Six Flags Entertainment Corp.	1,810,762	126,427
	Casey's General Stores Inc.	944,691	121,969
*	Planet Fitness Inc. Class A	2,216,935	119,781
	Texas Roadhouse Inc. Class A	1,685,179	116,766
	Cable One Inc.	123,232	108,889
*,^	Roku Inc.	1,477,697	107,916
	Marriott Vacations Worldwide Corp.	957,247	106,972
	Cinemark Holdings Inc.	2,660,049	106,934
	Dolby Laboratories Inc. Class A	1,505,780	105,359
	Wyndham Destinations Inc.	2,421,863	105,012
	American Eagle Outfitters Inc.	4,203,315	104,368
*	Liberty Media Corp-Liberty SiriusXM A	2,377,324	103,271
*	Yelp Inc. Class A	2,023,810	99,571
	Extended Stay America Inc.	4,880,566	98,734
	Signet Jewelers Ltd.	1,495,544	98,601
*	Stamps.com Inc.	435,523	98,515
	Aaron's Inc.	1,773,284	96,573
	World Wrestling Entertainment Inc. Class A	987,397	95,511
*	Acxiom Holdings Inc.	1,875,025	92,645
	Nexstar Media Group Inc. Class A	1,099,154	89,471
^	Cracker Barrel Old Country Store Inc.	604,157	88,890
	New York Times Co. Class A	3,748,618	86,780
	Hyatt Hotels Corp. Class A	1,084,372	86,305
*	Sprouts Farmers Market Inc.	3,136,545	85,973
*	Weight Watchers International Inc.	1,176,602	84,704
*	Performance Food Group Co.	2,518,020	83,850
	Wendy's Co.	4,811,302	82,466
*	Spirit Airlines Inc.	1,729,143	81,218
*	Hilton Grand Vacations Inc.	2,442,998	80,863
*	Urban Outfitters Inc.	1,928,707	78,884
*	AMC Networks Inc. Class A	1,178,317	78,170
	Tribune Media Co. Class A	1,978,322	76,027
	Churchill Downs Inc.	273,042	75,824
	Hillenbrand Inc.	1,438,393	75,228
*	Cargurus Inc.	1,330,966	74,121
	Strategic Education Inc.	538,859	73,840
*	Chegg Inc.	2,584,168	73,468
	SkyWest Inc.	1,244,214	73,284
*	Adtalem Global Education Inc.	1,516,905	73,115

	AMERCO	201,751	71,954
	Choice Hotels International Inc.	863,274	71,911
*,^	Eldorado Resorts Inc.	1,463,017	71,103
	John Wiley & Sons Inc. Class A	1,133,547	68,693
*	Penn National Gaming Inc.	2,069,726	68,135
	Boyd Gaming Corp.	1,995,982	67,564
	Dave & Buster's Entertainment Inc.	1,019,627	67,520
	Dick's Sporting Goods Inc.	1,898,955	67,375
*	Murphy USA Inc.	787,318	67,284
	TEGNA Inc.	5,458,393	65,282
*	Liberty Expedia Holdings Inc. Class A	1,383,882	65,098
*,^	RH	493,240	64,619
	Graham Holdings Co. Class B	109,670	63,532
*	AutoNation Inc.	1,505,551	62,556
	Morningstar Inc.	484,641	61,016
*,^	Pandora Media Inc.	6,408,480	60,945
	DSW Inc. Class A	1,735,440	58,797
	Lions Gate Entertainment Corp. Class B	2,465,080	57,436
*,^	Sally Beauty Holdings Inc.	3,076,176	56,571
	Jack in the Box Inc.	669,870	56,155
*	Sotheby's	1,136,784	55,918
*	National Vision Holdings Inc.	1,237,354	55,854
	Cheesecake Factory Inc.	1,039,240	55,641
*	Shutterfly Inc.	839,959	55,345
*	Avis Budget Group Inc.	1,717,473	55,200
	Monro Inc.	790,620	55,027
	PriceSmart Inc.	667,013	53,995
	Sinclair Broadcast Group Inc. Class A	1,861,172	52,764
	Children's Place Inc.	401,782	51,348
	Meredith Corp.	997,473	50,921
*	BJ's Wholesale Club Holdings Inc.	1,893,491	50,708
	Bed Bath & Beyond Inc.	3,368,131	50,522
	Wingstop Inc.	734,183	50,123
	Hawaiian Holdings Inc.	1,241,249	49,774
*	Cars.com Inc.	1,800,473	49,711
	Brinker International Inc.	1,052,259	49,172
	Lithia Motors Inc. Class A	596,074	48,675
	Red Rock Resorts Inc. Class A	1,758,539	46,865
*,^	Carvana Co. Class A	780,946	46,146
*	Pinnacle Entertainment Inc.	1,357,956	45,750
*	Michaels Cos. Inc.	2,789,622	45,276
	Office Depot Inc.	14,044,078	45,081
	Big Lots Inc.	1,034,124	43,216
*	Groupon Inc. Class A	11,435,033	43,110
*,^	SeaWorld Entertainment Inc.	1,357,665	42,671
	Allegiant Travel Co. Class A	327,801	41,565
	Penske Automotive Group Inc.	871,553	41,303
	Bloomin' Brands Inc.	2,086,756	41,297
*	Floor & Decor Holdings Inc. Class A	1,356,062	40,912
	Matthews International Corp. Class A	792,105	39,724
	Sonic Corp.	900,414	39,024
*	Belmond Ltd. Class A	2,125,591	38,792
	Core-Mark Holding Co. Inc.	1,139,957	38,713
*	United Natural Foods Inc.	1,281,720	38,387
*	MSG Networks Inc.	1,459,658	37,659
	BJ's Restaurants Inc.	520,961	37,613
	GameStop Corp. Class A	2,449,785	37,408

*,^	ANGI Homeservices Inc. Class A	1,588,888	37,307
	Lions Gate Entertainment Corp. Class A	1,492,631	36,405
*,^	Shake Shack Inc. Class A	577,307	36,376
*	Asbury Automotive Group Inc.	527,323	36,253
	Abercrombie & Fitch Co.	1,713,568	36,191
*	At Home Group Inc.	1,127,564	35,552
	Dine Brands Global Inc.	432,645	35,178
	Caleres Inc.	977,269	35,045
*	Scientific Games Corp.	1,371,930	34,847
*	Gray Television Inc.	1,988,211	34,794
*,^	Rite Aid Corp.	26,913,271	34,449
	Guess? Inc.	1,444,467	32,645
*	Herc Holdings Inc.	618,129	31,648
	Group 1 Automotive Inc.	486,076	31,546
	Tailored Brands Inc.	1,237,682	31,177
*	Quotient Technology Inc.	2,001,704	31,026
*	Simply Good Foods Co.	1,544,718	30,045
	Viad Corp.	505,162	29,931
*,^	Stitch Fix Inc. Class A	668,424	29,257
	Scholastic Corp.	626,534	29,253
*	SUPERVALU Inc.	906,440	29,205
	Papa John's International Inc.	567,490	29,101
*	Laureate Education Inc. Class A	1,828,490	28,232
*	Liberty Media Corp-Liberty Formula One Class A	791,931	28,177
	Gannett Co. Inc.	2,791,919	27,947
	AMC Entertainment Holdings Inc. Class A	1,359,183	27,863
*	Diplomat Pharmacy Inc.	1,393,572	27,049
*,^	TrueCar Inc.	1,905,197	26,863
	Chico's FAS Inc.	3,087,667	26,770
*	Liberty TripAdvisor Holdings Inc. Class A	1,790,649	26,591
	International Speedway Corp. Class A	583,522	25,558
	Entercom Communications Corp. Class A	3,152,992	24,909
*	Career Education Corp.	1,625,772	24,273
*	Liberty Media Corp-Liberty Braves Series C	879,914	23,978
*,^	Trupanion Inc.	667,030	23,833
	Ruth's Hospitality Group Inc.	741,814	23,404
*	Genesco Inc.	490,763	23,115
	Dillard's Inc. Class A	301,871	23,045
*	Denny's Corp.	1,554,524	22,883
*	Hertz Global Holdings Inc.	1,394,110	22,766
	EW Scripps Co. Class A	1,376,573	22,713
	New Media Investment Group Inc.	1,405,199	22,048
*	Chefs' Warehouse Inc.	594,212	21,600
*	XO Group Inc.	618,577	21,329
*	comScore Inc.	1,151,134	20,985
*	Express Inc.	1,818,554	20,113
*	Party City Holdco Inc.	1,469,462	19,911
*	Boot Barn Holdings Inc.	694,497	19,731
	National CineMedia Inc.	1,826,306	19,341
*	SP Plus Corp.	528,206	19,279
*	Providence Service Corp.	285,166	19,186
	Marcus Corp.	455,644	19,160
*	Ascena Retail Group Inc.	4,185,799	19,129
*	Liberty Broadband Corp. Class A	221,531	18,682
*	Houghton Mifflin Harcourt Co.	2,606,676	18,247
*	Regis Corp.	873,654	17,849
*,^	PlayAGS Inc.	589,848	17,383

	SpartanNash Co.	865,214	17,356
*	K12 Inc.	967,512	17,125
	Buckle Inc.	733,075	16,897
*	Rent-A-Center Inc.	1,168,993	16,810
*,^	Conn's Inc.	463,645	16,390
	Weis Markets Inc.	376,448	16,338
	PetMed Express Inc.	480,882	15,874
*	Care.com Inc.	671,102	14,838
*	Fiesta Restaurant Group Inc.	531,947	14,230
*,^	Overstock.com Inc.	510,076	14,129
*	MarineMax Inc.	663,102	14,091
*	QuinStreet Inc.	1,021,902	13,867
*	America's Car-Mart Inc.	175,489	13,723
*	Red Robin Gourmet Burgers Inc.	330,044	13,251
*	American Public Education Inc.	390,085	12,892
*	Monarch Casino & Resort Inc.	283,293	12,876
*	Zumiez Inc.	480,332	12,657
*	Carrols Restaurant Group Inc.	845,861	12,350
*,^	JC Penney Co. Inc.	7,415,580	12,310
	Ingles Markets Inc. Class A	348,025	11,920
	Cato Corp. Class A	552,601	11,616
	Emerald Expositions Events Inc.	676,982	11,157
*	TechTarget Inc.	571,771	11,104
*	Lumber Liquidators Holdings Inc.	716,705	11,102
	Sonic Automotive Inc. Class A	569,339	11,017
*	Chuy's Holdings Inc.	419,312	11,007
	Shoe Carnival Inc.	283,424	10,912
*	Golden Entertainment Inc.	453,330	10,884
	Winmark Corp.	63,833	10,596
*	Lindblad Expeditions Holdings Inc.	683,537	10,164
*	Habit Restaurants Inc. Class A	608,783	9,710
	Tilly's Inc. Class A	510,057	9,666
	Haverty Furniture Cos. Inc.	433,188	9,573
*	BrightView Holdings Inc.	587,698	9,433
*	Hibbett Sports Inc.	499,154	9,384
	Citi Trends Inc.	323,245	9,300
*	Potbelly Corp.	732,471	9,009
*	Drive Shack Inc.	1,498,247	8,930
*	Clean Energy Fuels Corp.	3,430,786	8,920
	RCI Hospitality Holdings Inc.	290,438	8,600
*	Del Taco Restaurants Inc.	723,097	8,540
	Entravision Communications Corp. Class A	1,720,141	8,429
*,^	GNC Holdings Inc. Class A	2,015,278	8,343
*,^	Duluth Holdings Inc.	251,275	7,905
	Barnes & Noble Inc.	1,362,337	7,902
*	Titan Machinery Inc.	500,194	7,745
	Carriage Services Inc. Class A	357,193	7,697
	News Corp. Class B	551,208	7,496
*,^	Noodles & Co. Class A	608,247	7,360
*	Bridgepoint Education Inc. Class A	714,573	7,260
	Nathan's Famous Inc.	86,865	7,158
*	tronc Inc.	436,224	7,124
*	1-800-Flowers.com Inc. Class A	591,363	6,978
*	Del Frisco's Restaurant Group Inc.	831,483	6,901
	Tile Shop Holdings Inc.	960,518	6,868
*,^	Zoe's Kitchen Inc.	532,248	6,770
*	Bojangles' Inc.	428,698	6,731

*	Red Lion Hotels Corp.	536,649	6,708
*	Biglari Holdings Inc. Class B	36,827	6,679
*	El Pollo Loco Holdings Inc.	527,871	6,625
*,^	Boston Omaha Corp. Class A	218,549	6,535
	Natural Health Trends Corp.	264,130	6,149
*	Reading International Inc. Class A	385,999	6,099
*	Avid Technology Inc.	1,021,418	6,057
*	Century Casinos Inc.	807,999	6,028
*,^	Daily Journal Corp.	24,964	6,016
*	Liberty Media Corp-Liberty Braves-A	220,178	6,006
*	MDC Partners Inc. Class A	1,444,413	5,994
*	Gaia Inc. Class A	386,707	5,955
*	Hemisphere Media Group Inc. Class A	410,074	5,721
*	Sportsman's Warehouse Holdings Inc.	963,561	5,637
	Clear Channel Outdoor Holdings Inc. Class A	895,012	5,325
	Village Super Market Inc. Class A	187,961	5,113
*	PCM Inc.	255,812	5,001
*	Container Store Group Inc.	444,557	4,935
*	Barnes & Noble Education Inc.	843,696	4,860
	Speedway Motorsports Inc.	271,158	4,840
*	Vitamin Shoppe Inc.	471,481	4,715
*	Leaf Group Ltd.	470,537	4,705
*	OptimizeRx Corp.	258,343	4,650
*	Cambium Learning Group Inc.	392,421	4,646
*	Natural Grocers by Vitamin Cottage Inc.	267,138	4,512
*	Liquidity Services Inc.	704,320	4,472
*	Smart & Final Stores Inc.	757,583	4,318
*	Kirkland's Inc.	420,434	4,242
	Saga Communications Inc. Class A	116,907	4,226
*	Lands' End Inc.	239,935	4,211
*	Rubicon Project Inc.	1,104,126	3,975
*	Town Sports International Holdings Inc.	459,314	3,973
*	J Alexander's Holdings Inc.	333,369	3,967
*,^	HF Foods Group Inc.	243,267	3,673
	CSS Industries Inc.	251,129	3,574
*,^	Global Eagle Entertainment Inc.	1,237,470	3,490
*,^	Tuesday Morning Corp.	1,045,190	3,345
*	Francesca's Holdings Corp.	894,658	3,319
*	Lee Enterprises Inc.	1,242,269	3,292
	Collectors Universe Inc.	212,964	3,152
	Pier 1 Imports Inc.	2,041,172	3,062
*,^	Profire Energy Inc.	958,627	3,058
*	Build-A-Bear Workshop Inc.	328,321	2,971
*	New York & Co. Inc.	742,939	2,868
*,^	Blue Apron Holdings Inc. Class A	1,636,974	2,816
*	Mesa Air Group Inc.	191,900	2,660
*	Biglari Holdings Inc.	2,856	2,633
	Marchex Inc. Class B	939,770	2,613
*	J. Jill Inc.	408,334	2,523
*	TheStreet Inc.	1,143,198	2,515
*,^	Digital Turbine Inc.	1,961,674	2,432
	Big 5 Sporting Goods Corp.	437,497	2,231
	AH Belo Corp. Class A	433,392	1,994
*	Travelzoo	166,468	1,973
*	Destination XL Group Inc.	780,896	1,952
*	RealNetworks Inc.	661,637	1,945
*,^	Remark Holdings Inc.	593,530	1,893

*,^	Stein Mart Inc.	805,653	1,893
*	Full House Resorts Inc.	633,724	1,825
	Townsquare Media Inc. Class A	230,874	1,808
	A-Mark Precious Metals Inc.	137,123	1,785
	Peak Resorts Inc.	339,567	1,664
*,^	Fluent Inc.	718,792	1,545
*	EVINE Live Inc.	1,321,686	1,520
*	Destination Maternity Corp.	305,034	1,421
	Educational Development Corp.	121,378	1,390
*,^	Papa Murphy's Holdings Inc.	266,958	1,385
*,^	LiveXLive Media Inc.	346,155	1,357
*,^	Dover Downs Gaming & Entertainment Inc.	434,538	1,234
^	Stage Stores Inc.	621,397	1,224
*	FTD Cos. Inc.	459,645	1,209
^	Chicken Soup For The Soul Entertainment Inc.	117,602	1,200
*,^	EverQuote Inc. Class A	79,233	1,177
*	Urban One Inc.	584,263	1,168
	Beasley Broadcast Group Inc. Class A	166,851	1,151
	Salem Media Group Inc. Class A	315,296	1,072
*,^	Fred's Inc. Class A	504,943	1,030
	Ark Restaurants Corp.	42,303	973
*	Emmis Communications Corp. Class A	185,908	972
*,^	Sears Holdings Corp.	989,319	957
	Dover Motorsports Inc.	442,500	951
*,^	Interpace Diagnostics Group Inc.	612,138	943
*	AutoWeb Inc.	286,769	849
*,^	McClatchy Co. Class A	98,375	837
*	Good Times Restaurants Inc.	176,158	819
*	ONE Group Hospitality Inc.	228,830	808
*,^	Famous Dave's of America Inc.	117,953	773
*	Nevada Gold & Casinos Inc.	313,955	750
*	Lazydays Holdings Inc.	95,234	719
*,^	Social Reality Inc.	148,260	580
	Harte-Hanks Inc.	80,781	576
*	Luby's Inc.	308,772	525
	Canterbury Park Holding Corp.	31,705	483
*	Ascent Capital Group Inc. Class A	254,049	450
*,^	Sears Hometown and Outlet Stores Inc.	143,195	408
*,^	Eastside Distilling Inc.	45,443	373
*,^	Christopher & Banks Corp.	451,842	343
*,^	Net Element Inc.	63,360	341
*,^	Kona Grill Inc.	137,965	317
*	BioHiTech Global Inc.	93,086	316
*,^	Valeritas Holdings Inc.	226,029	301
*,^	Inspired Entertainment Inc.	41,246	252
	Value Line Inc.	9,238	230
*	iPic Entertainment Inc. Class A	36,183	222
*	Monaker Group Inc.	98,703	212
*	Youngevity International Inc.	26,532	179
*	Diversified Restaurant Holdings Inc.	126,397	177
*,^	Live Ventures Inc.	19,052	168
*	Insignia Systems Inc.	96,450	167
*,^	Genius Brands International Inc.	68,896	141
*	Rave Restaurant Group Inc.	95,445	136
*	Purple Innovation Inc.	23,406	136
	Gaming Partners International Corp.	13,878	126
*	National American University Holdings Inc.	153,701	123

*	SPAR Group Inc.	98,012	96
*,^	Ifresh Inc.	39,610	88
*	RLJ Entertainment Inc.	14,109	87
*	Dolphin Entertainment Inc.	37,519	83
^	FAT Brands Inc.	9,718	81
*,^	Spark Networks SE ADR	6,545	75
	Haverty Furniture Cos. Inc. Class A	1,375	30
*	NTN Buzztime Inc.	4,442	20
	Viacom Inc. Class A	300	11
*,§	Universal Travel Group	42,843	7
*	YogaWorks Inc.	3,300	4
*	Urban One Inc. Class A	950	2
*	DGSE Cos. Inc.	2,900	2
			102,026,662
Financials (19.0%)
*	Berkshire Hathaway Inc. Class B	48,207,697	10,321,750
	JPMorgan Chase & Co.	85,519,337	9,650,002
	Bank of America Corp.	241,462,140	7,113,475
	Visa Inc. Class A	45,209,396	6,785,478
	Wells Fargo & Co.	110,244,475	5,794,450
	Mastercard Inc. Class A	23,475,911	5,225,973
	Citigroup Inc.	64,031,025	4,593,586
	US Bancorp	39,518,294	2,086,961
	Goldman Sachs Group Inc.	8,640,602	1,937,569
	American Express Co.	17,463,261	1,859,663
	American Tower Corp.	11,211,465	1,629,026
	Morgan Stanley	33,341,781	1,552,727
	PNC Financial Services Group Inc.	11,272,406	1,535,189
	Charles Schwab Corp.	30,831,130	1,515,350
	Chubb Ltd.	11,219,217	1,499,336
	CME Group Inc.	8,649,267	1,472,192
	Simon Property Group Inc.	7,861,468	1,389,514
	BlackRock Inc.	2,847,739	1,342,225
	S&P Global Inc.	6,387,848	1,248,122
	American International Group Inc.	22,607,912	1,203,645
	Crown Castle International Corp.	10,540,329	1,173,455
	Bank of New York Mellon Corp.	22,955,492	1,170,501
	Capital One Financial Corp.	12,198,474	1,158,001
	Intercontinental Exchange Inc.	14,659,115	1,097,821
	Prologis Inc.	15,979,253	1,083,234
	Prudential Financial Inc.	10,604,833	1,074,482
	Marsh & McLennan Cos. Inc.	12,884,074	1,065,771
	Progressive Corp.	14,790,070	1,050,687
	BB&T Corp.	19,851,053	963,570
	Aon plc	6,194,442	952,581
	Aflac Inc.	19,610,110	923,048
	MetLife Inc.	18,973,201	886,428
	Travelers Cos. Inc.	6,825,175	885,293
	Equinix Inc.	2,020,424	874,621
	Allstate Corp.	8,827,086	871,233
	SunTrust Banks Inc.	11,807,351	788,613
	State Street Corp.	9,042,869	757,612
	Public Storage	3,757,306	757,586
	Moody's Corp.	4,141,663	692,486
	Discover Financial Services	8,779,957	671,228
	T. Rowe Price Group Inc.	5,846,098	638,277
	AvalonBay Communities Inc.	3,513,971	636,556

Weyerhaeuser Co.	19,220,149	620,234
Equity Residential	9,358,839	620,117
Welltower Inc.	9,453,312	608,037
Digital Realty Trust Inc.	5,235,292	588,866
Northern Trust Corp.	5,440,515	555,640
M&T Bank Corp.	3,339,997	549,563
KeyCorp	27,068,279	538,388
Ameriprise Financial Inc.	3,627,939	535,701
Synchrony Financial	16,993,264	528,151
Regions Financial Corp.	28,414,506	521,406
Ventas Inc.	9,042,937	491,755
Boston Properties Inc.	3,918,479	482,326
Fifth Third Bancorp	17,147,781	478,766
Citizens Financial Group Inc.	12,262,300	472,957
* SBA Communications Corp. Class A	2,924,287	469,728
* IHS Markit Ltd.	8,636,978	466,051
Hartford Financial Services Group Inc.	9,090,604	454,167
Principal Financial Group Inc.	7,259,143	425,313
Huntington Bancshares Inc.	28,127,250	419,659
* SVB Financial Group	1,347,562	418,863
Realty Income Corp.	7,309,815	415,855
Essex Property Trust Inc.	1,675,585	413,384
Equifax Inc.	3,057,461	399,213
Host Hotels & Resorts Inc.	18,807,424	396,837
* Markel Corp.	333,737	396,643
First Republic Bank	4,114,905	395,031
Comerica Inc.	4,374,537	394,583
MSCI Inc. Class A	2,169,216	384,841
TD Ameritrade Holding Corp.	7,207,201	380,756
Lincoln National Corp.	5,523,318	373,708
* CBRE Group Inc. Class A	8,137,986	358,885
* E*TRADE Financial Corp.	6,675,392	349,724
Arthur J Gallagher & Co.	4,613,654	343,440
Alexandria Real Estate Equities Inc.	2,678,815	336,968
Annaly Capital Management Inc.	32,815,862	335,706
* Berkshire Hathaway Inc. Class A	1,034	330,880
Loews Corp.	6,513,222	327,159
KKR & Co. Inc. Class A	11,979,790	326,689
Vornado Realty Trust	4,338,671	316,723
HCP Inc.	11,898,127	313,159
Raymond James Financial Inc.	3,323,622	305,939
Cincinnati Financial Corp.	3,951,450	303,511
* Arch Capital Group Ltd.	9,848,478	293,583
Mid-America Apartment Communities Inc.	2,879,986	288,517
Ally Financial Inc.	10,826,765	286,368
Cboe Global Markets Inc.	2,851,970	273,675
UDR Inc.	6,763,848	273,462
Extra Space Storage Inc.	3,047,065	263,998
Regency Centers Corp.	4,071,726	263,319
Fidelity National Financial Inc.	6,574,228	258,696
Duke Realty Corp.	9,037,061	256,381
Nasdaq Inc.	2,961,286	254,078
Zions Bancorporation	5,006,662	251,084
Iron Mountain Inc.	7,244,667	250,086
Franklin Resources Inc.	8,073,543	245,516
Alleghany Corp.	366,673	239,265
Invesco Ltd.	10,382,251	237,546

	Everest Re Group Ltd.	1,038,838	237,343
	Federal Realty Investment Trust	1,860,890	235,347
	Reinsurance Group of America Inc. Class A	1,627,553	235,279
	Torchmark Corp.	2,629,528	227,954
	SL Green Realty Corp.	2,306,659	224,968
	East West Bancorp Inc.	3,688,883	222,698
	AGNC Investment Corp.	11,895,134	221,606
	SEI Investments Co.	3,603,474	220,172
	Camden Property Trust	2,337,912	218,758
	Western Union Co.	11,470,715	218,632
	Unum Group	5,572,977	217,736
	Sun Communities Inc.	2,062,935	209,470
	Voya Financial Inc.	4,157,504	206,503
*	Athene Holding Ltd. Class A	3,959,568	204,551
	Macerich Co.	3,570,398	197,407
	Equity LifeStyle Properties Inc.	2,028,643	195,663
	American Financial Group Inc.	1,740,842	193,181
	Kilroy Realty Corp.	2,640,362	189,288
	Affiliated Managers Group Inc.	1,378,106	188,415
*	Black Knight Inc.	3,590,806	186,542
	WR Berkley Corp.	2,302,039	184,002
	Gaming and Leisure Properties Inc.	5,124,616	180,643
	VEREIT Inc.	24,478,224	177,712
	National Retail Properties Inc.	3,949,223	177,004
	Brown & Brown Inc.	5,942,191	175,711
	Apartment Investment & Management Co.	3,974,318	175,387
	WP Carey Inc.	2,726,145	175,318
	VICI Properties Inc.	7,920,548	171,242
	Kimco Realty Corp.	10,220,092	171,084
	CyrusOne Inc.	2,659,579	168,617
	Lamar Advertising Co. Class A	2,143,861	166,792
	Park Hotels & Resorts Inc.	5,078,309	166,670
	Invitation Homes Inc.	7,264,740	166,435
*,^	Omega Healthcare Investors Inc.	5,058,681	165,773
	Jones Lang LaSalle Inc.	1,141,647	164,762
	Commerce Bancshares Inc.	2,458,960	162,341
	MarketAxess Holdings Inc.	905,986	161,709
	Old Republic International Corp.	7,223,874	161,670
	Lazard Ltd. Class A	3,279,455	157,840
	Liberty Property Trust	3,723,621	157,323
	PacWest Bancorp	3,257,304	155,211
	Douglas Emmett Inc.	4,074,118	153,676
	Cullen/Frost Bankers Inc.	1,460,270	152,511
	Forest City Realty Trust Inc. Class A	6,067,177	152,225
	Signature Bank	1,325,261	152,193
	CIT Group Inc.	2,937,580	151,609
	New Residential Investment Corp.	8,484,541	151,195
	People's United Financial Inc.	8,774,236	150,215
	Eaton Vance Corp.	2,843,203	149,439
	Assurant Inc.	1,329,350	143,503
	American Campus Communities Inc.	3,478,584	143,179
	First Horizon National Corp.	8,280,693	142,925
*	Credit Acceptance Corp.	322,417	141,241
	American Homes 4 Rent Class A	6,415,732	140,440
	Healthcare Trust of America Inc. Class A	5,250,399	140,028
	LPL Financial Holdings Inc.	2,150,885	138,754
*	Western Alliance Bancorp	2,433,227	138,426

First American Financial Corp.	2,677,313	138,123
Webster Financial Corp.	2,338,279	137,865
Starwood Property Trust Inc.	6,376,990	137,233
Medical Properties Trust Inc.	9,202,966	137,216
RenaissanceRe Holdings Ltd.	1,017,243	135,883
Brixmor Property Group Inc.	7,744,503	135,606
Primerica Inc.	1,119,690	134,979
CubeSmart	4,729,701	134,938
* Brighthouse Financial Inc.	3,028,587	133,985
Popular Inc.	2,600,355	133,268
Hanover Insurance Group Inc.	1,072,527	132,318
Synovus Financial Corp.	2,855,829	130,768
Hudson Pacific Properties Inc.	3,994,425	130,698
STORE Capital Corp.	4,685,897	130,221
EPR Properties	1,878,212	128,488
* GCI Liberty Inc. - Class A	2,515,633	128,297
* MGIC Investment Corp.	9,375,078	124,782
Highwoods Properties Inc.	2,592,005	122,498
New York Community Bancorp Inc.	11,763,192	121,984
Wintrust Financial Corp.	1,425,760	121,104
* Howard Hughes Corp.	972,908	120,855
Sterling Bancorp	5,443,514	119,757
Prosperity Bancshares Inc.	1,699,944	117,891
Janus Henderson Group plc	4,370,702	117,834
* Bank OZK	3,100,382	117,691
* Zillow Group Inc.	2,639,894	116,815
Umpqua Holdings Corp.	5,574,029	115,940
Axis Capital Holdings Ltd.	2,005,215	115,721
Hospitality Properties Trust	3,949,586	113,906
Associated Banc-Corp	4,374,625	113,740
Pinnacle Financial Partners Inc.	1,885,682	113,424
Radian Group Inc.	5,448,155	112,613
Life Storage Inc.	1,180,832	112,368
IBERIABANK Corp.	1,374,786	111,839
Rayonier Inc.	3,297,745	111,497
Assured Guaranty Ltd.	2,636,899	111,356
Gramercy Property Trust	4,022,234	110,370
Senior Housing Properties Trust	6,076,511	106,704
Kemper Corp.	1,308,992	105,308
* Green Dot Corp. Class A	1,181,337	104,926
* Essent Group Ltd.	2,360,118	104,435
Sabra Health Care REIT Inc.	4,515,935	104,408
FNB Corp.	8,206,957	104,392
* Texas Capital Bancshares Inc.	1,260,236	104,159
Hancock Whitney Corp.	2,175,727	103,456
CoreSite Realty Corp.	929,514	103,306
Ryman Hospitality Properties Inc.	1,173,033	101,080
JBG SMITH Properties	2,733,321	100,668
First Industrial Realty Trust Inc.	3,183,730	99,969
* Equity Commonwealth	3,041,931	97,616
Interactive Brokers Group Inc.	1,763,717	97,551
RLJ Lodging Trust	4,424,698	97,476
Chemical Financial Corp.	1,819,445	97,158
LaSalle Hotel Properties	2,804,639	97,012
First Financial Bankshares Inc.	1,636,594	96,723
Apple Hospitality REIT Inc.	5,459,794	95,492
BankUnited Inc.	2,693,092	95,335

^ Blackstone Mortgage Trust Inc. Class A	2,833,029	94,935
MB Financial Inc.	2,053,115	94,669
Selective Insurance Group Inc.	1,490,099	94,621
Sunstone Hotel Investors Inc.	5,769,092	94,382
Two Harbors Investment Corp.	6,286,457	93,857
Healthcare Realty Trust Inc.	3,196,023	93,516
Cousins Properties Inc.	10,510,622	93,439
United Bankshares Inc.	2,558,027	92,984
TCF Financial Corp.	3,893,868	92,713
Weingarten Realty Investors	3,089,858	91,954
Navient Corp.	6,743,615	90,904
FirstCash Inc.	1,103,825	90,514
CNO Financial Group Inc.	4,250,576	90,197
Valley National Bancorp	7,920,753	89,108
Glacier Bancorp Inc.	2,065,601	89,007
Taubman Centers Inc.	1,470,077	87,955
Home BancShares Inc.	4,009,483	87,808
Spirit Realty Capital Inc.	10,801,853	87,063
Evercore Inc. Class A	855,439	86,014
Stifel Financial Corp.	1,669,873	85,598
Uniti Group Inc.	4,247,114	85,579
Brookfield Property REIT Inc. Class A	4,061,214	85,001
Bank of Hawaii Corp.	1,074,765	84,810
* Zillow Group Inc. Class A	1,907,318	84,303
MFA Financial Inc.	11,392,259	83,733
RLI Corp.	1,056,271	83,002
Cathay General Bancorp	2,001,067	82,924
EastGroup Properties Inc.	863,706	82,588
UMB Financial Corp.	1,157,615	82,075
Chimera Investment Corp.	4,480,232	81,227
Community Bank System Inc.	1,320,534	80,645
Investors Bancorp Inc.	6,544,438	80,300
BGC Partners Inc. Class A	6,792,994	80,293
BancorpSouth Bank	2,454,528	80,263
Paramount Group Inc.	5,309,603	80,122
Erie Indemnity Co. Class A	622,030	79,327
Corporate Office Properties Trust	2,650,903	79,076
Physicians Realty Trust	4,646,596	78,342
AXA Equitable Holdings Inc.	3,626,222	77,782
* SLM Corp.	6,919,841	77,156
GEO Group Inc.	3,039,935	76,485
American Equity Investment Life Holding Co.	2,162,011	76,449
National Health Investors Inc.	1,010,099	76,353
Fulton Financial Corp.	4,504,966	75,008
Old National Bancorp	3,856,959	74,439
First Hawaiian Inc.	2,740,285	74,426
South State Corp.	907,625	74,425
Rexford Industrial Realty Inc.	2,323,342	74,254
STAG Industrial Inc.	2,666,992	73,342
Colony Capital Inc.	12,042,265	73,337
CoreCivic Inc.	3,009,892	73,231
Columbia Banking System Inc.	1,871,074	72,542
First Citizens BancShares Inc. Class A	159,108	71,961
First Midwest Bancorp Inc.	2,673,709	71,094
Washington Federal Inc.	2,217,725	70,967
Columbia Property Trust Inc.	2,998,584	70,887
Kennedy-Wilson Holdings Inc.	3,284,650	70,620

Brandywine Realty Trust	4,475,739	70,359
First Financial Bancorp	2,366,197	70,276
Empire State Realty Trust Inc.	4,212,192	69,965
Outfront Media Inc.	3,498,956	69,804
White Mountains Insurance Group Ltd.	74,038	69,290
Retail Properties of America Inc.	5,606,963	68,349
^ Realogy Holdings Corp.	3,275,936	67,615
Xenia Hotels & Resorts Inc.	2,844,240	67,408
Piedmont Office Realty Trust Inc. Class A	3,531,939	66,860
Legg Mason Inc.	2,134,190	66,651
Great Western Bancorp Inc.	1,531,582	64,617
CenterState Bank Corp.	2,303,494	64,613
* OneMain Holdings Inc.	1,918,314	64,475
International Bancshares Corp.	1,432,075	64,443
Moelis & Co. Class A	1,168,634	64,041
Union Bankshares Corp.	1,650,973	63,612
ProAssurance Corp.	1,349,341	63,352
Pebblebrook Hotel Trust	1,739,789	63,276
PS Business Parks Inc.	495,986	63,035
Aspen Insurance Holdings Ltd.	1,506,136	62,956
Simmons First National Corp. Class A	2,133,385	62,828
Americold Realty Trust	2,493,305	62,382
PotlatchDeltic Corp.	1,519,844	62,238
CVB Financial Corp.	2,774,993	61,938
Washington REIT	2,001,219	61,337
DiamondRock Hospitality Co.	5,223,567	60,959
Urban Edge Properties	2,731,731	60,317
Acadia Realty Trust	2,126,791	59,614
BOK Financial Corp.	605,610	58,914
WesBanco Inc.	1,316,656	58,697
Apollo Commercial Real Estate Finance Inc.	3,107,593	58,640
Trustmark Corp.	1,701,846	57,267
Independent Bank Corp.	686,690	56,721
^ Tanger Factory Outlet Centers Inc.	2,432,372	55,653
Federated Investors Inc. Class B	2,300,868	55,497
QTS Realty Trust Inc. Class A	1,297,299	55,356
Santander Consumer USA Holdings Inc.	2,760,242	55,315
First Merchants Corp.	1,225,884	55,153
Hope Bancorp Inc.	3,375,172	54,577
United Community Banks Inc.	1,943,540	54,205
Terreno Realty Corp.	1,431,787	53,978
Retail Opportunity Investments Corp.	2,837,520	52,977
* FCB Financial Holdings Inc. Class A	1,117,457	52,967
* Pacific Premier Bancorp Inc.	1,415,915	52,672
* Genworth Financial Inc. Class A	12,544,829	52,312
Argo Group International Holdings Ltd.	823,861	51,944
Banner Corp.	833,239	51,802
* Enstar Group Ltd.	244,197	50,915
LegacyTexas Financial Group Inc.	1,178,130	50,188
Towne Bank	1,622,492	50,054
DDR Corp.	3,736,616	50,033
Cadence BanCorp Class A	1,910,112	49,892
* First BanCorp	5,444,558	49,545
Chesapeake Lodging Trust	1,535,936	49,257
Renasant Corp.	1,190,645	49,066
* Axos Financial Inc.	1,411,211	48,532
Ameris Bancorp	1,057,520	48,329

*	Eagle Bancorp Inc.	921,801	46,643
	Lexington Realty Trust	5,575,178	46,274
	Mack-Cali Realty Corp.	2,169,506	46,124
	Horace Mann Educators Corp.	1,015,966	45,617
	Heartland Financial USA Inc.	784,104	45,517
	LTC Properties Inc.	1,022,809	45,116
^	Colony Credit Real Estate Inc.	2,051,289	45,108
	Four Corners Property Trust Inc.	1,741,306	44,734
*,^	LendingTree Inc.	193,313	44,481
	ServisFirst Bancshares Inc.	1,132,431	44,335
	Invesco Mortgage Capital Inc.	2,729,336	43,178
	Navigators Group Inc.	621,831	42,969
	Waddell & Reed Financial Inc. Class A	1,972,995	41,788
	Northwest Bancshares Inc.	2,349,312	40,690
	First Commonwealth Financial Corp.	2,505,090	40,432
	Agree Realty Corp.	760,517	40,399
	Westamerica Bancorporation	668,202	40,199
	National General Holdings Corp.	1,495,642	40,143
	NBT Bancorp Inc.	1,044,900	40,103
	Capitol Federal Financial Inc.	3,134,707	39,936
	Artisan Partners Asset Management Inc. Class A	1,227,045	39,756
	HFF Inc. Class A	931,093	39,553
*,^	PRA Group Inc.	1,095,457	39,436
	Berkshire Hills Bancorp Inc.	958,293	39,003
*	LendingClub Corp.	10,040,818	38,958
	Alexander & Baldwin Inc.	1,714,152	38,894
^	Seritage Growth Properties Class A	815,011	38,705
	Walker & Dunlop Inc.	723,814	38,275
	Global Net Lease Inc.	1,811,292	37,765
	Universal Insurance Holdings Inc.	776,659	37,707
	Ladder Capital Corp. Class A	2,219,021	37,590
	National Storage Affiliates Trust	1,474,398	37,509
	Hilltop Holdings Inc.	1,848,270	37,280
	Houlihan Lokey Inc. Class A	823,243	36,988
	American Assets Trust Inc.	991,426	36,970
	WSFS Financial Corp.	782,369	36,889
	CareTrust REIT Inc.	2,076,850	36,781
	S&T Bancorp Inc.	839,035	36,381
	Provident Financial Services Inc.	1,481,134	36,362
*	Cannae Holdings Inc.	1,729,239	36,228
	Summit Hotel Properties Inc.	2,656,912	35,948
*	NMI Holdings Inc. Class A	1,578,386	35,750
	Mercury General Corp.	708,493	35,538
	Park National Corp.	336,340	35,504
	Employers Holdings Inc.	781,318	35,394
	First Interstate BancSystem Inc. Class A	789,538	35,371
	Kite Realty Group Trust	2,116,314	35,237
	Select Income REIT	1,593,860	34,969
	Washington Prime Group Inc.	4,730,608	34,533
^	AmTrust Financial Services Inc.	2,352,751	34,162
	Redwood Trust Inc.	2,075,760	33,710
	First Busey Corp.	1,080,806	33,559
*	Clearway Energy Inc.	1,741,032	33,515
	Monmouth Real Estate Investment Corp.	1,985,853	33,203
	Virtu Financial Inc. Class A	1,615,572	33,038
	Kearny Financial Corp.	2,372,114	32,854
*	Seacoast Banking Corp. of Florida	1,114,481	32,543

	Sandy Spring Bancorp Inc.	815,984	32,076
	Safety Insurance Group Inc.	356,020	31,899
*	FGL Holdings	3,522,601	31,527
	Tier REIT Inc.	1,292,808	31,157
	PennyMac Mortgage Investment Trust	1,518,977	30,744
	Kinsale Capital Group Inc.	480,248	30,669
	Easterly Government Properties Inc.	1,578,723	30,580
	Brookline Bancorp Inc.	1,827,159	30,514
	James River Group Holdings Ltd.	712,426	30,364
	First Bancorp	739,698	29,965
	Heritage Financial Corp.	849,483	29,859
	Independent Bank Group Inc.	450,072	29,840
	AMERISAFE Inc.	479,291	29,692
	Tompkins Financial Corp.	363,555	29,517
*,^	Redfin Corp.	1,562,972	29,228
*	Third Point Reinsurance Ltd.	2,220,374	28,865
	Beneficial Bancorp Inc.	1,707,863	28,863
	City Holding Co.	374,374	28,752
	Enterprise Financial Services Corp.	541,277	28,715
^	Government Properties Income Trust	2,539,197	28,668
	State Bank Financial Corp.	926,121	27,950
	Lakeland Financial Corp.	599,733	27,876
	American National Insurance Co.	214,549	27,739
	Piper Jaffray Cos.	362,327	27,664
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,279,796	27,477
	WisdomTree Investments Inc.	3,236,509	27,446
	Boston Private Financial Holdings Inc.	2,005,729	27,378
	OceanFirst Financial Corp.	985,937	26,837
	National Bank Holdings Corp. Class A	711,965	26,805
	Ramco-Gershenson Properties Trust	1,958,296	26,633
	BancFirst Corp.	435,680	26,119
	TriCo Bancshares	667,948	25,796
	PJT Partners Inc.	486,567	25,472
	United Fire Group Inc.	496,427	25,204
	Stewart Information Services Corp.	559,232	25,171
	TPG RE Finance Trust Inc.	1,257,049	25,166
*,^	Encore Capital Group Inc.	687,305	24,640
	Southside Bancshares Inc.	705,332	24,546
	Chatham Lodging Trust	1,163,579	24,307
	Getty Realty Corp.	849,651	24,266
	Universal Health Realty Income Trust	324,315	24,132
*,^	MBIA Inc.	2,256,096	24,118
	Independence Realty Trust Inc.	2,247,267	23,664
	Meta Financial Group Inc.	282,732	23,368
*	Flagstar Bancorp Inc.	726,078	22,850
	ARMOUR Residential REIT Inc.	1,014,971	22,786
	TFS Financial Corp.	1,503,969	22,575
	Bryn Mawr Bank Corp.	474,881	22,272
*	Enova International Inc.	764,560	22,019
*	Triumph Bancorp Inc.	574,180	21,934
	Hersha Hospitality Trust Class A	957,060	21,697
	InfraREIT Inc.	1,022,899	21,634
	CoBiz Financial Inc.	962,231	21,304
	Cohen & Steers Inc.	522,716	21,228
*	Focus Financial Partners Inc. Class A	447,268	21,227
^	New York Mortgage Trust Inc.	3,483,974	21,183
	United Financial Bancorp Inc.	1,254,663	21,116

	CorePoint Lodging Inc.	1,068,936	20,791
	Banc of California Inc.	1,098,852	20,768
	Lakeland Bancorp Inc.	1,145,431	20,675
	Meridian Bancorp Inc.	1,206,530	20,511
	Carolina Financial Corp.	540,384	20,383
	Franklin Street Properties Corp.	2,534,733	20,253
	Preferred Bank	341,325	19,968
	Granite Point Mortgage Trust Inc.	1,035,163	19,958
	Virtus Investment Partners Inc.	172,495	19,621
	TrustCo Bank Corp. NY	2,293,626	19,496
	RE/MAX Holdings Inc. Class A	439,359	19,486
	Washington Trust Bancorp Inc.	351,640	19,446
	Armada Hoffler Properties Inc.	1,277,211	19,299
	Nelnet Inc. Class A	335,018	19,153
	Hanmi Financial Corp.	763,072	19,000
*	Clearway Energy Inc. Class A	995,990	18,964
	Central Pacific Financial Corp.	716,800	18,945
	Hamilton Lane Inc. Class A	426,149	18,870
	Capstead Mortgage Corp.	2,371,399	18,758
	FBL Financial Group Inc. Class A	249,143	18,748
*,^	Health Insurance Innovations Inc. Class A	304,098	18,748
	Stock Yards Bancorp Inc.	510,707	18,539
	Saul Centers Inc.	324,899	18,194
	Univest Corp. of Pennsylvania	685,133	18,122
	Investors Real Estate Trust	3,029,215	18,115
*,^	Willscot Corp. Class A	1,054,692	18,088
	RMR Group Inc. Class A	194,519	18,051
	ConnectOne Bancorp Inc.	758,014	18,003
*,^	Cushman & Wakefield plc	1,057,646	17,969
	Alexander's Inc.	52,143	17,901
	iStar Inc.	1,602,274	17,897
	OFG Bancorp	1,105,856	17,860
*	INTL. FCStone Inc.	367,842	17,774
*,^	Columbia Financial Inc.	1,052,412	17,575
	National Western Life Group Inc. Class A	55,028	17,565
	Horizon Bancorp Inc.	887,858	17,535
	Preferred Apartment Communities Inc. Class A	995,501	17,501
	German American Bancorp Inc.	491,694	17,347
	Arbor Realty Trust Inc.	1,510,257	17,338
*	Marcus & Millichap Inc.	499,480	17,337
*	TriState Capital Holdings Inc.	627,842	17,328
	Community Trust Bancorp Inc.	372,978	17,288
	Guaranty Bancorp	572,456	17,002
	Investment Technology Group Inc.	770,711	16,694
*	HomeStreet Inc.	629,377	16,678
	Live Oak Bancshares Inc.	621,279	16,650
^	Pennsylvania REIT	1,753,335	16,587
	Northfield Bancorp Inc.	1,035,321	16,482
^	CBL & Associates Properties Inc.	4,105,484	16,381
*	Customers Bancorp Inc.	693,953	16,329
*	St. Joe Co.	964,616	16,206
*	National Commerce Corp.	391,551	16,171
	Urstadt Biddle Properties Inc. Class A	755,496	16,085
	Flushing Financial Corp.	657,970	16,054
	Camden National Corp.	368,066	15,989
	KKR Real Estate Finance Trust Inc.	773,515	15,602
	Community Healthcare Trust Inc.	500,584	15,508

* Amalgamated Bank Class A	791,338	15,265
Oritani Financial Corp.	978,533	15,216
Opus Bank	552,005	15,125
* Veritex Holdings Inc.	534,805	15,114
FB Financial Corp.	385,077	15,087
Great Southern Bancorp Inc.	272,415	15,078
Ashford Hospitality Trust Inc.	2,309,207	14,756
Bridge Bancorp Inc.	436,514	14,492
CatchMark Timber Trust Inc. Class A	1,265,630	14,466
CBTX Inc.	406,791	14,457
Peoples Bancorp Inc.	412,304	14,443
Gladstone Commercial Corp.	744,677	14,261
NexPoint Residential Trust Inc.	424,471	14,092
Dynex Capital Inc.	2,198,786	14,028
Heritage Commerce Corp.	939,702	14,020
Midland States Bancorp Inc.	435,175	13,969
Blue Hills Bancorp Inc.	577,855	13,926
UMH Properties Inc.	882,459	13,802
Spirit MTA REIT	1,197,115	13,791
* First Foundation Inc.	873,779	13,648
* eHealth Inc.	482,807	13,644
People's Utah Bancorp	400,875	13,610
Federal Agricultural Mortgage Corp.	188,145	13,580
Fidelity Southern Corp.	544,692	13,497
Exantas Capital Corp.	1,228,551	13,489
Whitestone REIT	966,962	13,421
QCR Holdings Inc.	326,427	13,335
First Defiance Financial Corp.	441,285	13,287
* Retail Value Inc.	405,762	13,264
Diamond Hill Investment Group Inc.	80,137	13,254
Green Bancorp Inc.	596,553	13,184
Dime Community Bancshares Inc.	737,346	13,162
Cherry Hill Mortgage Investment Corp.	726,543	13,150
First Financial Corp.	261,780	13,141
United Insurance Holdings Corp.	581,153	13,006
Bank of Marin Bancorp	153,875	12,910
* World Acceptance Corp.	112,558	12,872
Front Yard Residential Corp.	1,178,552	12,787
Mercantile Bank Corp.	377,859	12,609
Consolidated-Tomoka Land Co.	201,774	12,566
First Community Bancshares Inc.	367,233	12,442
* EZCORP Inc. Class A	1,158,306	12,394
AG Mortgage Investment Trust Inc.	681,276	12,386
* Equity Bancshares Inc. Class A	314,770	12,358
* WMIH Corp.	8,839,744	12,287
State Auto Financial Corp.	400,715	12,238
Greenhill & Co. Inc.	460,455	12,133
Cedar Realty Trust Inc.	2,593,795	12,087
CorEnergy Infrastructure Trust Inc.	320,047	12,027
Independent Bank Corp.	508,374	12,023
Peapack Gladstone Financial Corp.	387,985	11,985
New Senior Investment Group Inc.	2,023,107	11,936
* Franklin Financial Network Inc.	305,170	11,932
* Bancorp Inc.	1,241,792	11,909
* HomeTrust Bancshares Inc.	405,883	11,831
Jernigan Capital Inc.	611,049	11,787
Braemar Hotels & Resorts Inc.	995,466	11,717

	Arrow Financial Corp.	316,211	11,700
	First of Long Island Corp.	537,907	11,699
*	Southern First Bancshares Inc.	297,267	11,683
*	Allegiance Bancshares Inc.	279,600	11,659
	Western Asset Mortgage Capital Corp.	1,161,793	11,641
	Industrial Logistics Properties Trust	504,867	11,617
	City Office REIT Inc.	902,985	11,396
	Essential Properties Realty Trust Inc.	800,798	11,363
	Anworth Mortgage Asset Corp.	2,427,983	11,242
^	Orchid Island Capital Inc.	1,539,246	11,160
	BBX Capital Corp. Class A	1,502,607	11,149
	HCI Group Inc.	249,884	10,932
*	Byline Bancorp Inc.	481,357	10,927
	Old Second Bancorp Inc.	706,090	10,909
	Financial Institutions Inc.	347,155	10,901
	United Community Financial Corp.	1,124,627	10,875
	One Liberty Properties Inc.	390,408	10,846
	First Mid-Illinois Bancshares Inc.	268,604	10,833
*	Ocwen Financial Corp.	2,748,450	10,829
	PennyMac Financial Services Inc. Class A	514,277	10,748
	Waterstone Financial Inc.	623,471	10,693
*	FRP Holdings Inc.	171,184	10,631
	First Internet Bancorp	346,845	10,561
*	Nicolet Bankshares Inc.	192,766	10,508
*,^	American Finance Trust Inc.	688,008	10,499
	First Bancshares Inc.	268,711	10,493
*,^	Cowen Inc. Class A	639,995	10,432
^	Cambridge Bancorp	115,395	10,384
	Old Line Bancshares Inc.	326,703	10,337
*	On Deck Capital Inc.	1,357,324	10,275
	First Connecticut Bancorp Inc.	347,419	10,266
	Merchants Bancorp	399,396	10,153
^	New York REIT Inc.	554,943	10,067
*	Baycom Corp.	377,192	10,063
	CNB Financial Corp.	346,111	9,989
	Bar Harbor Bankshares	346,732	9,958
	Westwood Holdings Group Inc.	191,541	9,910
	Ares Commercial Real Estate Corp.	708,994	9,905
	PCSB Financial Corp.	480,397	9,771
	FedNat Holding Co.	376,691	9,598
	Republic Bancorp Inc. Class A	208,155	9,596
*	Curo Group Holdings Corp.	313,245	9,469
*	Atlantic Capital Bancshares Inc.	565,091	9,465
	Oppenheimer Holdings Inc. Class A	297,174	9,391
*	Tejon Ranch Co.	427,183	9,274
	1st Source Corp.	174,467	9,180
	Farmers National Banc Corp.	597,818	9,147
*	Greenlight Capital Re Ltd. Class A	731,943	9,076
	Western New England Bancorp Inc.	833,630	9,003
	MidWestOne Financial Group Inc.	270,149	8,999
	Arlington Asset Investment Corp. Class A	962,120	8,986
	Access National Corp.	330,900	8,971
^	Innovative Industrial Properties Inc.	185,925	8,969
	Northrim BanCorp Inc.	212,775	8,841
*	Ambac Financial Group Inc.	431,957	8,821
	MedEquities Realty Trust Inc.	903,689	8,784
	Farmers & Merchants Bancorp Inc.	205,222	8,740

*	BSB Bancorp Inc.	267,766	8,729
*	Republic First Bancorp Inc.	1,211,736	8,664
	Sierra Bancorp	293,688	8,488
*,^	Citizens Inc. Class A	1,007,997	8,467
	Global Indemnity Ltd.	220,630	8,318
	BankFinancial Corp.	515,097	8,211
^	Heritage Insurance Holdings Inc.	552,830	8,193
*,^	eXp World Holdings Inc.	441,753	8,124
	SB One Bancorp	319,400	8,049
	American National Bankshares Inc.	201,713	7,867
	Civista Bancshares Inc.	326,244	7,859
*	SmartFinancial Inc.	333,062	7,844
	Home Bancorp Inc.	179,670	7,812
	West Bancorporation Inc.	328,083	7,710
*,^	Altisource Portfolio Solutions SA	239,152	7,708
	Territorial Bancorp Inc.	256,399	7,577
	Sutherland Asset Management Corp.	454,802	7,572
*	Howard Bancorp Inc.	427,766	7,571
	PICO Holdings Inc.	598,806	7,515
*	Goosehead Insurance Inc. Class A	220,258	7,460
	Hingham Institution for Savings	33,805	7,431
	Marlin Business Services Corp.	256,781	7,408
	Protective Insurance Corp. Class B	309,087	7,094
	National Bankshares Inc.	155,473	7,066
	Southern National Bancorp of Virginia Inc.	433,287	7,019
	Business First Bancshares Inc.	262,237	6,962
	Enterprise Bancorp Inc.	200,848	6,907
*	Safeguard Scientifics Inc.	734,108	6,864
	First Bancorp Inc.	236,310	6,846
	Citizens & Northern Corp.	261,786	6,846
*	HarborOne Bancorp Inc.	357,784	6,841
	Bluerock Residential Growth REIT Inc. Class A	693,517	6,796
^	GAIN Capital Holdings Inc.	1,041,512	6,770
*	Regional Management Corp.	234,110	6,749
	Great Ajax Corp.	494,202	6,726
	Peoples Financial Services Corp.	158,580	6,724
	Macatawa Bank Corp.	573,928	6,721
	Reliant Bancorp Inc.	261,060	6,675
	Ladenburg Thalmann Financial Services Inc.	2,456,137	6,632
	FS Bancorp Inc.	118,369	6,596
	First Choice Bancorp	243,392	6,593
	Southern Missouri Bancorp Inc.	176,749	6,587
	Newmark Group Inc. Class A	578,678	6,475
	RBB Bancorp	258,037	6,322
	Guaranty Bancshares Inc.	208,525	6,304
	Shore Bancshares Inc.	343,813	6,127
	Capital City Bank Group Inc.	261,754	6,109
	Codorus Valley Bancorp Inc.	194,068	6,063
^	Farmland Partners Inc.	889,566	5,960
	MutualFirst Financial Inc.	160,725	5,923
	MidSouth Bancorp Inc.	380,700	5,863
	Safety Income & Growth Inc.	310,822	5,822
	Central Valley Community Bancorp	269,129	5,816
	First Bank	440,779	5,796
*	Metropolitan Bank Holding Corp.	140,888	5,793
	EMC Insurance Group Inc.	233,256	5,766
	Summit Financial Group Inc.	241,296	5,600

	Tiptree Inc.	851,899	5,580
	Bankwell Financial Group Inc.	175,173	5,493
*	Bank of Princeton	176,661	5,395
*	Elevate Credit Inc.	668,211	5,386
*,^	Forestar Group Inc.	253,619	5,377
	Investar Holding Corp.	198,094	5,319
	Timberland Bancorp Inc.	168,382	5,260
	Bank of Commerce Holdings	425,383	5,190
	Maiden Holdings Ltd.	1,816,970	5,178
	Orrstown Financial Services Inc.	216,146	5,144
	Investors Title Co.	30,618	5,141
	Kingstone Cos. Inc.	270,198	5,134
	MBT Financial Corp.	451,430	5,101
	Century Bancorp Inc. Class A	70,240	5,075
	Evans Bancorp Inc.	107,460	5,045
	ACNB Corp.	135,616	5,045
	Global Medical REIT Inc.	530,471	4,997
	Clipper Realty Inc.	366,744	4,962
	Penns Woods Bancorp Inc.	113,486	4,931
*	Stratus Properties Inc.	160,141	4,900
*	AV Homes Inc.	242,670	4,853
	First Business Financial Services Inc.	207,976	4,821
	Ellington Residential Mortgage REIT	423,099	4,777
	Reis Inc.	207,506	4,773
*	Select Bancorp Inc.	383,103	4,750
	Riverview Bancorp Inc.	535,464	4,734
	BCB Bancorp Inc.	341,162	4,725
*	First Northwest Bancorp	303,161	4,669
	C&F Financial Corp.	79,292	4,658
	Unity Bancorp Inc.	201,095	4,605
	CB Financial Services Inc.	149,258	4,605
	Norwood Financial Corp.	117,541	4,603
	Northeast Bancorp	210,446	4,567
*	NI Holdings Inc.	268,788	4,534
	Gladstone Land Corp.	362,128	4,469
	Independence Holding Co.	123,853	4,446
^	Owens Realty Mortgage Inc.	255,122	4,309
*	MoneyGram International Inc.	793,737	4,246
*	Community Bankers Trust Corp.	480,711	4,230
	ESSA Bancorp Inc.	257,351	4,185
	SI Financial Group Inc.	296,390	4,149
	LCNB Corp.	222,195	4,144
	Community Financial Corp.	123,044	4,113
	Premier Financial Bancorp Inc.	221,460	4,095
*	Hallmark Financial Services Inc.	369,396	4,063
	Parke Bancorp Inc.	180,526	4,053
*	Entegra Financial Corp.	148,505	3,943
	Sterling Bancorp Inc.	347,494	3,930
	Pzena Investment Management Inc. Class A	408,696	3,899
*	National Energy Services Reunited Corp.	334,114	3,882
	MVB Financial Corp.	215,392	3,881
*	Pacific Mercantile Bancorp	414,396	3,875
*	Trinity Place Holdings Inc.	631,748	3,847
	First Community Corp.	156,212	3,780
	Mackinac Financial Corp.	230,769	3,738
	Fidelity D&D Bancorp Inc.	54,022	3,726
	Chemung Financial Corp.	87,097	3,696

	Donegal Group Inc. Class A	257,465	3,659
	Associated Capital Group Inc. Class A	83,468	3,552
	Silvercrest Asset Management Group Inc. Class A	251,053	3,477
	First Financial Northwest Inc.	208,673	3,458
	Union Bankshares Inc.	64,062	3,405
	GAMCO Investors Inc. Class A	142,988	3,349
*	Malvern Bancorp Inc.	138,631	3,320
	Middlefield Banc Corp.	68,882	3,244
	United Security Bancshares	290,105	3,220
	County Bancorp Inc.	128,127	3,216
	Prudential Bancorp Inc.	185,091	3,204
	First Guaranty Bancshares Inc.	124,659	3,202
*	Ashford Inc.	41,398	3,141
	Peoples Bancorp of North Carolina Inc.	108,780	3,137
*	Atlas Financial Holdings Inc.	311,394	3,130
*,^	Esquire Financial Holdings Inc.	124,327	3,103
	Griffin Industrial Realty Inc.	79,137	3,086
*	Provident Bancorp Inc.	106,419	3,081
	1st Constitution Bancorp	144,409	2,989
*	Spirit of Texas Bancshares Inc.	137,517	2,969
*	Coastway Bancorp Inc.	105,086	2,963
	Provident Financial Holdings Inc.	161,855	2,962
	Origin Bancorp Inc.	77,550	2,920
	Sotherly Hotels Inc.	395,197	2,845
	Federal Agricultural Mortgage Corp. Class A	41,769	2,817
	SB Financial Group Inc.	137,713	2,802
	Ohio Valley Banc Corp.	76,238	2,794
*	Victory Capital Holdings Inc. Class A	289,807	2,765
	First United Corp.	145,173	2,729
	Old Point Financial Corp.	91,136	2,725
^	Greene County Bancorp Inc.	84,740	2,720
	BRT Apartments Corp.	224,269	2,700
	DNB Financial Corp.	70,791	2,612
	Hunt Cos. Finance Trust Inc.	681,704	2,556
	MSB Financial Corp.	121,527	2,479
	Two River Bancorp	140,881	2,443
	Luther Burbank Corp.	219,716	2,391
*	Maui Land & Pineapple Co. Inc.	184,126	2,357
	Capstar Financial Holdings Inc.	140,210	2,342
*,^	OP Bancorp	198,037	2,297
*	Randolph Bancorp Inc.	134,594	2,225
*	PDL Community Bancorp	143,158	2,163
*	Aspen Group Inc.	315,838	2,148
	Plumas Bancorp	85,785	2,132
*	Rafael Holdings Inc. Class B	247,337	2,078
	American River Bankshares	131,277	2,011
^	First Savings Financial Group Inc.	29,281	1,999
*,^	Impac Mortgage Holdings Inc.	263,825	1,976
	Summit State Bank	126,542	1,942
*,^	3PEA International Inc.	527,400	1,936
*	Jason Industries Inc.	564,697	1,903
*	Consumer Portfolio Services Inc.	496,653	1,838
	AmeriServ Financial Inc.	417,649	1,796
*	Bridgewater Bancshares Inc.	136,674	1,779
	Blue Capital Reinsurance Holdings Ltd.	163,323	1,666
*	Transcontinental Realty Investors Inc.	50,663	1,616
*,^	ITUS Corp.	347,601	1,613

	Hennessy Advisors Inc.	115,136	1,595
	PB Bancorp Inc.	131,822	1,549
	Condor Hospitality Trust Inc.	141,971	1,518
	Global Self Storage Inc.	353,584	1,482
*	Nicholas Financial Inc.	124,786	1,474
*	Anchor Bancorp Inc.	51,811	1,466
*	Performant Financial Corp.	709,340	1,433
	Severn Bancorp Inc.	138,554	1,358
	Poage Bankshares Inc.	53,100	1,346
	Eagle Bancorp Montana Inc.	70,782	1,285
	Sound Financial Bancorp Inc.	32,075	1,269
	Citizens Community Bancorp Inc.	86,623	1,213
	Manhattan Bridge Capital Inc.	183,410	1,174
	Manning & Napier Inc.	385,373	1,137
	First US Bancshares Inc.	102,757	1,115
	Urstadt Biddle Properties Inc.	64,362	1,108
*	Bank7 Corp.	56,400	1,086
	United Bancorp Inc.	80,836	1,063
	Elmira Savings Bank	51,975	1,060
*,^	Riot Blockchain Inc.	286,442	1,046
*,^	Tremont Mortgage Trust	78,446	922
*,^	Coastal Financial Corp.	51,042	868
	Medley Management Inc. Class A	163,603	859
^	Wheeler REIT Inc.	199,544	854
*	International Money Express Inc.	70,800	851
*	Security National Financial Corp. Class A	161,655	841
*	Altisource Asset Management Corp.	14,000	838
§	Winthrop Realty Trust	562,609	815
	Bank of South Carolina Corp.	40,096	814
*	Limestone Bancorp Inc.	52,082	807
*	Pacific City Financial Corp.	40,900	791
	Sachem Capital Corp.	174,987	730
	Pathfinder Bancorp Inc.	48,152	725
*	Meridian Corp.	42,029	723
	Ames National Corp.	24,394	665
*	FFBW Inc.	55,772	633
	Citizens First Corp.	23,929	628
*,^	Intersections Inc.	341,144	617
*	1347 Property Insurance Holdings Inc.	91,546	600
	Bancorp 34 Inc.	37,486	593
*	Broadway Financial Corp.	416,600	587
*	Conifer Holdings Inc.	103,597	585
	Central Federal Corp.	34,785	539
	Bank of the James Financial Group Inc.	32,551	515
	IF Bancorp Inc.	21,426	494
*	Community First Bancshares Inc.	38,486	450
^	US Global Investors Inc. Class A	289,331	440
^	HV Bancorp Inc.	25,024	384
	Ottawa Bancorp Inc.	27,075	375
*	Eagle Financial Bancorp Inc.	19,339	307
*	National Holdings Corp.	94,636	303
^	Level One Bancorp Inc.	10,139	282
*	First Western Financial Inc.	13,117	229
*	Capital Bancorp Inc.	16,948	216
	WVS Financial Corp.	11,313	181
*	JW Mays Inc.	4,414	166
*	Income Opportunity Realty Investors Inc.	12,550	148

	Southwest Georgia Financial Corp.	6,256	144
*	ICC Holdings Inc.	8,902	134
*,^	RMG Networks Holding Corp.	101,773	131
*	Carolina Trust Bancshares Inc.	14,298	118
*	InterGroup Corp.	3,196	111
*,^	Ditech Holding Corp.	23,292	100
	Asta Funding Inc.	22,841	90
*	National Holdings Corp. Warrants Exp. 01/18/2022	92,151	55
^	CPI Card Group Inc.	16,009	54
*	FSB Bancorp Inc.	2,939	51
*	Oxbridge Re Holdings Ltd.	17,951	33
	Bancorp of New Jersey Inc.	935	16
*,^	Ditech Holding Corp Warrants Exp 01/31/2028	43,103	12
	Glen Burnie Bancorp	857	11
*,^	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	34,201	4
	GWG Holdings Inc.	300	2
§	MTGE Investment Corp.	81	2
			143,747,721
Health Care (13.6%)
	Johnson & Johnson	68,167,739	9,418,736
	Pfizer Inc.	148,882,761	6,561,263
	UnitedHealth Group Inc.	24,445,135	6,503,384
	Merck & Co. Inc.	67,679,067	4,801,153
	AbbVie Inc.	38,483,685	3,639,787
	Amgen Inc.	16,478,901	3,415,911
	Medtronic plc	34,425,700	3,386,456
	Abbott Laboratories	44,528,674	3,266,624
	Eli Lilly & Co.	24,624,151	2,642,418
	Bristol-Myers Squibb Co.	41,498,324	2,576,216
	Gilead Sciences Inc.	32,991,796	2,547,297
	Thermo Fisher Scientific Inc.	10,225,195	2,495,766
*	Biogen Inc.	5,126,972	1,811,410
	Anthem Inc.	6,593,612	1,806,979
	Becton Dickinson and Co.	6,784,087	1,770,647
	Aetna Inc.	8,309,797	1,685,642
*	Intuitive Surgical Inc.	2,887,749	1,657,568
	Allergan plc	8,618,275	1,641,609
*	Celgene Corp.	17,905,120	1,602,329
*	Illumina Inc.	3,731,851	1,369,813
*	Express Scripts Holding Co.	14,275,331	1,356,299
*	Boston Scientific Corp.	35,104,284	1,351,515
	Stryker Corp.	7,589,014	1,348,416
	Cigna Corp.	6,174,308	1,285,800
*	Vertex Pharmaceuticals Inc.	6,488,410	1,250,576
	Humana Inc.	3,494,455	1,182,943
	Zoetis Inc.	12,282,154	1,124,554
	Baxter International Inc.	12,958,028	998,934
	HCA Healthcare Inc.	7,065,879	983,005
*	Edwards Lifesciences Corp.	5,357,911	932,812
*	Regeneron Pharmaceuticals Inc.	2,020,559	816,387
*	Align Technology Inc.	1,937,758	758,090
*	Alexion Pharmaceuticals Inc.	5,368,067	746,215
*	Centene Corp.	4,956,285	717,571
	Zimmer Biomet Holdings Inc.	5,164,431	678,968
*	IDEXX Laboratories Inc.	2,205,299	550,575
*	IQVIA Holdings Inc.	4,144,830	537,750
*	ABIOMED Inc.	1,083,042	487,098

*	Mylan NV	12,433,079	455,051
*	Laboratory Corp. of America Holdings	2,599,119	451,415
*	BioMarin Pharmaceutical Inc.	4,503,449	436,699
	Cardinal Health Inc.	7,882,510	425,656
	ResMed Inc.	3,622,589	417,829
*	WellCare Health Plans Inc.	1,252,507	401,416
	Quest Diagnostics Inc.	3,445,141	371,765
	Cooper Cos. Inc.	1,242,651	344,401
*	Henry Schein Inc.	3,907,827	332,283
*	DexCom Inc.	2,245,014	321,127
*	Incyte Corp.	4,574,537	316,009
	Teleflex Inc.	1,156,842	307,824
*	Hologic Inc.	6,920,316	283,595
*	Neurocrine Biosciences Inc.	2,297,891	282,526
	Universal Health Services Inc. Class B	2,209,255	282,431
*	Nektar Therapeutics Class A	4,384,914	267,304
*	Varian Medical Systems Inc.	2,319,007	259,566
*	Sarepta Therapeutics Inc.	1,604,393	259,126
*	Exact Sciences Corp.	3,117,685	246,048
	STERIS plc	2,149,244	245,874
*	Jazz Pharmaceuticals plc	1,448,001	243,452
	West Pharmaceutical Services Inc.	1,878,988	231,999
*	DaVita Inc.	3,218,864	230,567
	Perrigo Co. plc	3,152,732	223,213
*	Molina Healthcare Inc.	1,488,908	221,401
	Dentsply Sirona Inc.	5,710,256	215,505
*	Seattle Genetics Inc.	2,609,303	201,229
*	Alnylam Pharmaceuticals Inc.	2,296,986	201,032
*	Bluebird Bio Inc.	1,373,691	200,559
	Bio-Techne Corp.	953,660	194,652
	Encompass Health Corp.	2,378,971	185,441
*	Alkermes plc	3,936,751	167,076
*	Bio-Rad Laboratories Inc. Class A	532,140	166,555
*	Catalent Inc.	3,650,268	166,270
*	Ionis Pharmaceuticals Inc.	3,158,160	162,898
*	Charles River Laboratories International Inc.	1,210,194	162,820
*	PRA Health Sciences Inc.	1,472,012	162,201
*	Sage Therapeutics Inc.	1,123,906	158,752
*	Insulet Corp.	1,492,889	158,172
	Hill-Rom Holdings Inc.	1,670,990	157,741
*	Haemonetics Corp.	1,329,861	152,375
*	Masimo Corp.	1,182,777	147,303
*,^	Teladoc Health Inc.	1,674,126	144,561
*	Ligand Pharmaceuticals Inc.	515,458	141,488
*	HealthEquity Inc.	1,495,808	141,219
*	Envision Healthcare Corp.	3,071,703	140,469
*	United Therapeutics Corp.	1,050,885	134,387
*	Exelixis Inc.	7,547,140	133,735
	Chemed Corp.	403,916	129,083
*	Penumbra Inc.	783,655	117,313
*	Loxo Oncology Inc.	684,467	116,927
*	Integra LifeSciences Holdings Corp.	1,773,700	116,834
*	FibroGen Inc.	1,918,893	116,573
*	ICU Medical Inc.	409,487	115,782
*	Inogen Inc.	461,327	112,619
*	MEDNAX Inc.	2,348,113	109,563
*	Syneos Health Inc.	2,091,445	107,814

*	Globus Medical Inc.	1,880,435	106,733
*	Novocure Ltd.	1,849,935	96,937
*	Agios Pharmaceuticals Inc.	1,244,439	95,971
*,^	Wright Medical Group NV	3,168,292	91,944
*	Amedisys Inc.	735,636	91,925
*	NuVasive Inc.	1,292,572	91,747
*	Neogen Corp.	1,245,074	89,060
*	Ultragenyx Pharmaceutical Inc.	1,165,323	88,961
*	Endo International plc	5,121,420	86,194
	Bruker Corp.	2,575,324	86,145
*	Immunomedics Inc.	4,026,590	83,874
	Cantel Medical Corp.	902,070	83,045
*	Horizon Pharma plc	4,217,356	82,576
*	Myriad Genetics Inc.	1,792,882	82,473
*	Blueprint Medicines Corp.	1,056,465	82,468
*	Array BioPharma Inc.	5,404,544	82,149
*	Avanos Medical Inc.	1,185,904	81,234
*	Merit Medical Systems Inc.	1,316,209	80,881
*	LHC Group Inc.	746,247	76,856
*	Acadia Healthcare Co. Inc.	2,126,648	74,858
*	Tenet Healthcare Corp.	2,595,836	73,877
^	Healthcare Services Group Inc.	1,766,716	71,764
*,^	Intercept Pharmaceuticals Inc.	561,274	70,923
*	Emergent BioSolutions Inc.	1,072,948	70,632
*	Aerie Pharmaceuticals Inc.	1,140,361	70,189
*	HMS Holdings Corp.	2,115,410	69,407
*	Omnicell Inc.	938,827	67,502
*	Ironwood Pharmaceuticals Inc. Class A	3,519,633	64,972
*	Supernus Pharmaceuticals Inc.	1,253,449	63,111
*	Amneal Pharmaceuticals Inc.	2,805,397	62,252
*,^	Mallinckrodt plc	2,097,071	61,465
*	REGENXBIO Inc.	811,689	61,283
*	LifePoint Health Inc.	927,010	59,699
*	Halozyme Therapeutics Inc.	3,266,520	59,353
*	Amicus Therapeutics Inc.	4,814,479	58,207
*	Arena Pharmaceuticals Inc.	1,250,136	57,531
*	Heron Therapeutics Inc.	1,810,610	57,306
*	Cambrex Corp.	828,042	56,638
*	MyoKardia Inc.	859,885	56,065
*	Acceleron Pharma Inc.	978,512	56,000
*	PTC Therapeutics Inc.	1,191,114	55,982
*	Tandem Diabetes Care Inc.	1,296,218	55,530
*	Repligen Corp.	997,497	55,321
*	Quidel Corp.	842,136	54,882
	CONMED Corp.	666,864	52,829
*,^	ACADIA Pharmaceuticals Inc.	2,531,407	52,552
*,^	Glaukos Corp.	807,982	52,438
*	Prestige Consumer Healthcare Inc.	1,340,772	50,802
^	Patterson Cos. Inc.	2,075,468	50,745
*,^	Medicines Co.	1,696,384	50,739
*	BioTelemetry Inc.	782,963	50,462
*	iRhythm Technologies Inc.	529,514	50,124
*,^	Zogenix Inc.	1,008,918	50,042
*	AnaptysBio Inc.	500,224	49,907
*	Momenta Pharmaceuticals Inc.	1,887,628	49,645
*	Pacira Pharmaceuticals Inc.	986,496	48,486
*	Select Medical Holdings Corp.	2,627,093	48,339

	Ensign Group Inc.	1,249,833	47,394
*	Xencor Inc.	1,208,712	47,104
*	NxStage Medical Inc.	1,667,044	46,494
*	Brookdale Senior Living Inc.	4,715,694	46,355
*	Madrigal Pharmaceuticals Inc.	214,853	46,006
*	Global Blood Therapeutics Inc.	1,181,536	44,898
*	Magellan Health Inc.	620,031	44,673
*	Sangamo Therapeutics Inc.	2,602,172	44,107
*,^	Spark Therapeutics Inc.	807,172	44,031
*	WageWorks Inc.	1,021,097	43,652
*	Portola Pharmaceuticals Inc.	1,611,573	42,916
*	Nevro Corp.	722,322	41,172
*	Spectrum Pharmaceuticals Inc.	2,419,530	40,648
*	Medpace Holdings Inc.	676,206	40,512
*	STAAR Surgical Co.	831,440	39,909
*	Insmed Inc.	1,944,805	39,324
*,^	Arrowhead Pharmaceuticals Inc.	2,020,705	38,737
*	Genomic Health Inc.	543,745	38,182
	US Physical Therapy Inc.	319,550	37,899
*	Puma Biotechnology Inc.	823,942	37,778
*,^	TESARO Inc.	965,494	37,664
*	Clovis Oncology Inc.	1,264,168	37,129
*,^	Reata Pharmaceuticals Inc. Class A	450,876	36,864
*	Corcept Therapeutics Inc.	2,616,125	36,678
*	ImmunoGen Inc.	3,782,159	35,817
*	Atara Biotherapeutics Inc.	862,543	35,666
*	Mirati Therapeutics Inc.	740,413	34,873
*	Editas Medicine Inc.	1,078,095	34,305
*	G1 Therapeutics Inc.	654,493	34,223
*,^	Theravance Biopharma Inc.	1,040,016	33,977
*	NeoGenomics Inc.	2,205,543	33,855
*,^	Endocyte Inc.	1,815,285	32,239
*	Tivity Health Inc.	996,992	32,053
*	Akorn Inc.	2,436,743	31,629
	Luminex Corp.	1,036,474	31,416
*,^	TherapeuticsMD Inc.	4,782,266	31,372
*	Cardiovascular Systems Inc.	801,333	31,364
*	Enanta Pharmaceuticals Inc.	364,491	31,149
*,^	Intrexon Corp.	1,800,304	31,001
*	AxoGen Inc.	836,367	30,820
*,^	Denali Therapeutics Inc.	1,409,833	30,650
*	Retrophin Inc.	1,036,214	29,770
*,^	OPKO Health Inc.	8,586,789	29,710
*	AtriCure Inc.	846,806	29,664
*	CryoLife Inc.	827,450	29,126
*	Natus Medical Inc.	810,075	28,879
*	Vanda Pharmaceuticals Inc.	1,253,818	28,775
*,^	Omeros Corp.	1,170,720	28,577
*	K2M Group Holdings Inc.	1,034,100	28,303
*	Aimmune Therapeutics Inc.	1,032,773	28,174
*	Tactile Systems Technology Inc.	394,526	28,031
*,^	Esperion Therapeutics Inc.	627,839	27,857
*	Invitae Corp.	1,664,010	27,839
*	Audentes Therapeutics Inc.	700,033	27,714
*	Varex Imaging Corp.	938,359	26,893
*	Innoviva Inc.	1,762,776	26,865
*	Orthofix Medical Inc.	460,282	26,609

	Owens & Minor Inc.	1,580,606	26,112
*,^	Viking Therapeutics Inc.	1,486,052	25,887
*	Cerus Corp.	3,418,873	24,650
*	Iovance Biotherapeutics Inc.	2,184,349	24,574
*	Alder Biopharmaceuticals Inc.	1,475,304	24,564
	Atrion Corp.	34,801	24,180
*	Surmodics Inc.	323,317	24,136
*	Coherus Biosciences Inc.	1,458,133	24,059
*	Natera Inc.	1,003,656	24,028
*	Intra-Cellular Therapies Inc.	1,099,983	23,870
*	R1 RCM Inc.	2,301,469	23,383
*	Acorda Therapeutics Inc.	1,178,580	23,159
*	OraSure Technologies Inc.	1,459,421	22,548
*	Fate Therapeutics Inc.	1,376,147	22,417
*	Karyopharm Therapeutics Inc.	1,292,363	22,009
*,^	Intellia Therapeutics Inc.	762,742	21,830
*	Assembly Biosciences Inc.	580,197	21,549
*	Intersect ENT Inc.	731,638	21,035
*	BioCryst Pharmaceuticals Inc.	2,726,783	20,805
*,^	Eagle Pharmaceuticals Inc.	300,071	20,804
*	MacroGenics Inc.	968,834	20,772
*	Revance Therapeutics Inc.	833,748	20,719
*,^	Dynavax Technologies Corp.	1,610,428	19,969
*,^	Cara Therapeutics Inc.	824,690	19,751
*	CareDx Inc.	682,187	19,681
*	AngioDynamics Inc.	904,295	19,659
*	CytomX Therapeutics Inc.	1,042,889	19,293
	HealthStream Inc.	621,494	19,273
*	Heska Corp.	169,506	19,207
*,^	Solid Biosciences Inc.	404,856	19,101
*,^	Pacific Biosciences of California Inc.	3,389,043	18,335
*,^	Radius Health Inc.	1,020,840	18,171
*	Rhythm Pharmaceuticals Inc.	614,292	17,919
*,^	Novavax Inc.	9,386,509	17,647
	National HealthCare Corp.	233,303	17,584
*	Addus HomeCare Corp.	243,277	17,066
*	Cymabay Therapeutics Inc.	1,497,495	16,592
*	AMAG Pharmaceuticals Inc.	824,724	16,494
*	Dicerna Pharmaceuticals Inc.	1,075,643	16,414
*	Amphastar Pharmaceuticals Inc.	850,984	16,373
*,^	PetIQ Inc. Class A	415,006	16,314
*,^	ViewRay Inc.	1,740,753	16,293
	LeMaitre Vascular Inc.	412,954	15,998
	Meridian Bioscience Inc.	1,061,951	15,823
*,^	Athenex Inc.	1,009,268	15,684
*,^	Flexion Therapeutics Inc.	837,678	15,673
*,^	MiMedx Group Inc.	2,534,345	15,662
*,^	Accelerate Diagnostics Inc.	674,384	15,477
*	Vericel Corp.	1,092,962	15,465
*	Anika Therapeutics Inc.	361,395	15,244
*	ArQule Inc.	2,690,128	15,226
*	Deciphera Pharmaceuticals Inc.	371,850	14,398
*	CorVel Corp.	237,667	14,319
*	RadNet Inc.	947,211	14,256
*,^	Senseonics Holdings Inc.	2,961,021	14,124
*	Kura Oncology Inc.	800,815	14,014
*,^	Rocket Pharmaceuticals Inc.	558,691	13,755

*	Epizyme Inc.	1,293,564	13,712
*	Sientra Inc.	564,495	13,480
*	Progenics Pharmaceuticals Inc.	2,144,266	13,445
*	Achillion Pharmaceuticals Inc.	3,647,254	13,422
*	Rigel Pharmaceuticals Inc.	4,139,028	13,286
*	Lantheus Holdings Inc.	885,464	13,238
*	Inovio Pharmaceuticals Inc.	2,326,947	12,938
*,^	Verastem Inc.	1,768,068	12,818
*,^	Apollo Medical Holdings Inc.	572,883	12,644
*	NanoString Technologies Inc.	688,635	12,278
*	Stemline Therapeutics Inc.	739,542	12,276
*	Antares Pharma Inc.	3,615,381	12,148
	Invacare Corp.	820,969	11,945
*	GlycoMimetics Inc.	821,051	11,823
*	Cytokinetics Inc.	1,196,934	11,790
*	ANI Pharmaceuticals Inc.	207,214	11,716
*	Voyager Therapeutics Inc.	614,373	11,624
*,^	Akcea Therapeutics Inc.	330,131	11,561
*	Five Prime Therapeutics Inc.	823,831	11,468
*	Apellis Pharmaceuticals Inc.	642,578	11,425
*	Kindred Biosciences Inc.	813,281	11,345
*,^	Lexicon Pharmaceuticals Inc.	1,062,311	11,335
*,^	Adamas Pharmaceuticals Inc.	552,635	11,064
	Utah Medical Products Inc.	116,605	10,984
*	BioScrip Inc.	3,537,123	10,965
*,^	Abeona Therapeutics Inc.	849,503	10,874
*	Minerva Neurosciences Inc.	865,929	10,867
*	ChemoCentryx Inc.	859,605	10,865
*,^	Synergy Pharmaceuticals Inc.	6,387,537	10,859
*	Triple-S Management Corp. Class B	571,661	10,799
*,^	Collegium Pharmaceutical Inc.	723,166	10,659
*	Cutera Inc.	326,984	10,643
*	Akebia Therapeutics Inc.	1,199,151	10,589
*,^	La Jolla Pharmaceutical Co.	520,624	10,480
*	PDL BioPharma Inc.	3,955,979	10,404
*,^	MediciNova Inc.	831,085	10,380
*,^	ZIOPHARM Oncology Inc.	3,236,281	10,356
*	Accuray Inc.	2,255,210	10,148
*,^	Community Health Systems Inc.	2,916,261	10,090
*,^	AVEO Pharmaceuticals Inc.	3,030,713	10,032
*,^	Corbus Pharmaceuticals Holdings Inc.	1,326,754	10,017
*	GenMark Diagnostics Inc.	1,358,592	9,986
*	Dermira Inc.	906,158	9,877
*	Marinus Pharmaceuticals Inc.	983,722	9,837
*,^	Sorrento Therapeutics Inc.	2,231,049	9,817
*	Zafgen Inc.	831,696	9,723
*	Tricida Inc.	315,142	9,628
*,^	Allakos Inc.	210,540	9,472
*,^	CytoSorbents Corp.	730,169	9,419
*	BioSpecifics Technologies Corp.	160,625	9,395
*,^	TG Therapeutics Inc.	1,670,142	9,353
*,^	Aclaris Therapeutics Inc.	643,740	9,347
*	Concert Pharmaceuticals Inc.	621,833	9,228
*	Avid Bioservices Inc.	1,336,634	9,169
*	Catalyst Pharmaceuticals Inc.	2,422,796	9,158
*	Kadmon Holdings Inc.	2,652,760	8,860
*	Aduro Biotech Inc.	1,184,388	8,705

*	Assertio Therapeutics Inc.	1,447,347	8,510
*,^	Surgery Partners Inc.	506,899	8,364
*,^	Geron Corp.	4,677,906	8,233
*	Veracyte Inc.	856,681	8,181
*	Adverum Biotechnologies Inc.	1,346,222	8,145
*	SIGA Technologies Inc.	1,175,716	8,101
*	RTI Surgical Inc.	1,796,379	8,084
*,^	Paratek Pharmaceuticals Inc.	829,623	8,047
*	OrthoPediatrics Corp.	216,151	7,920
*,^	Inspire Medical Systems Inc.	187,553	7,892
*	Aldeyra Therapeutics Inc.	566,727	7,821
*,^	Savara Inc.	698,000	7,790
*	MEI Pharma Inc.	1,800,881	7,762
*	Avrobio Inc.	148,078	7,681
*,^	Insys Therapeutics Inc.	757,155	7,632
*	Ra Pharmaceuticals Inc.	418,990	7,580
*,^	Keryx Biopharmaceuticals Inc.	2,212,271	7,522
*,^	Corium International Inc.	782,167	7,438
*,^	Eloxx Pharmaceuticals Inc.	434,350	7,401
*	Enzo Biochem Inc.	1,763,822	7,267
*	Capital Senior Living Corp.	768,925	7,259
*,^	Rubius Therapeutics Inc.	293,254	7,038
*,^	Tocagen Inc.	450,195	7,019
*	Aquestive Therapeutics Inc.	397,232	6,956
*,^	MannKind Corp.	3,692,721	6,758
*	Syros Pharmaceuticals Inc.	565,552	6,736
*	T2 Biosystems Inc.	894,952	6,667
*,^	Dova Pharmaceuticals Inc.	315,061	6,607
*	American Renal Associates Holdings Inc.	304,793	6,599
*,^	Athersys Inc.	3,115,989	6,544
*	Aratana Therapeutics Inc.	1,118,961	6,535
*	Synlogic Inc.	457,004	6,494
*,^	Selecta Biosciences Inc.	415,666	6,464
*	Bellicum Pharmaceuticals Inc.	1,041,688	6,417
*	Civitas Solutions Inc.	418,033	6,166
*	Sienna Biopharmaceuticals Inc.	407,979	6,046
*	Fluidigm Corp.	801,996	6,007
*,^	iRadimed Corp.	159,881	5,940
*,^	Homology Medicines Inc.	251,449	5,748
*	Harvard Bioscience Inc.	1,094,705	5,747
*,^	Optinose Inc.	460,798	5,728
*	Bovie Medical Corp.	797,766	5,664
*	BioLife Solutions Inc.	321,092	5,619
*,^	BioTime Inc.	2,352,117	5,527
*,^	Galectin Therapeutics Inc.	915,093	5,500
*,^	Palatin Technologies Inc.	5,467,412	5,454
*,^	Ocular Therapeutix Inc.	788,635	5,426
*,^	Rockwell Medical Inc.	1,271,917	5,367
*,^	Agenus Inc.	2,480,361	5,308
*	Osiris Therapeutics Inc.	472,443	5,244
*	Acer Therapeutics Inc.	167,000	5,150
*	Ardelyx Inc.	1,164,408	5,065
*	Idera Pharmaceuticals Inc.	556,783	4,961
*	Chimerix Inc.	1,269,753	4,939
*,^	AcelRx Pharmaceuticals Inc.	1,280,653	4,931
*,^	Amyris Inc.	609,083	4,836
*	Neuronetics Inc.	149,213	4,784

*,^	Teligent Inc.	1,209,580	4,778
*	Aptinyx Inc.	164,714	4,770
*	SeaSpine Holdings Corp.	305,657	4,756
*,^	CASI Pharmaceuticals Inc.	1,017,384	4,751
*	KalVista Pharmaceuticals Inc.	209,924	4,641
*	Quorum Health Corp.	778,165	4,560
*	ADMA Biologics Inc.	726,231	4,510
*,^	Quanterix Corp.	210,292	4,504
*,^	Conatus Pharmaceuticals Inc.	770,799	4,471
*,^	Unum Therapeutics Inc.	426,400	4,392
*	Endologix Inc.	2,297,332	4,388
*,^	Evolus Inc.	235,641	4,388
*	Aeglea BioTherapeutics Inc.	456,156	4,365
*	Durect Corp.	3,933,650	4,327
*	FONAR Corp.	172,733	4,301
*,^	Lannett Co. Inc.	902,521	4,287
*	Celcuity Inc.	145,249	4,177
*,^	Crinetics Pharmaceuticals Inc.	145,705	4,174
*,^	Seres Therapeutics Inc.	547,662	4,157
*,^	Helius Medical Technologies Inc. Class A	414,264	4,056
*,^	Verrica Pharmaceuticals Inc.	247,806	4,027
*	BioDelivery Sciences International Inc.	1,428,021	3,998
*,^	EyePoint Pharmaceuticals Inc.	1,116,141	3,985
*	Kiniksa Pharmaceuticals Ltd. Class A	155,416	3,963
*	Clearside Biomedical Inc.	639,757	3,935
*	Melinta Therapeutics Inc.	964,356	3,809
*	Calithera Biosciences Inc.	709,287	3,724
*	Spring Bank Pharmaceuticals Inc.	307,487	3,705
*	Tetraphase Pharmaceuticals Inc.	1,306,039	3,605
*	Chembio Diagnostics Inc.	341,504	3,586
*,^	Achaogen Inc.	895,931	3,575
*	Eiger BioPharmaceuticals Inc.	296,974	3,564
*,^	Infinity Pharmaceuticals Inc.	1,310,605	3,552
*,^	Adamis Pharmaceuticals Corp.	1,012,052	3,542
*,^	Trevena Inc.	1,663,785	3,527
*	Pfenex Inc.	687,817	3,515
*	Catalyst Biosciences Inc.	325,667	3,511
*,^	Invuity Inc.	467,978	3,463
*	Corvus Pharmaceuticals Inc.	397,917	3,414
*,^	XOMA Corp.	193,916	3,407
*,^	Sesen Bio Inc.	1,580,909	3,399
*,^	Odonate Therapeutics Inc.	174,867	3,394
*	Protagonist Therapeutics Inc.	325,382	3,348
*,^	Liquidia Technologies Inc.	122,041	3,348
*	Cue Biopharma Inc.	368,933	3,339
*	Syndax Pharmaceuticals Inc.	413,185	3,339
*	Immune Design Corp.	959,397	3,310
*,^	Scholar Rock Holding Corp.	128,480	3,308
*	Kala Pharmaceuticals Inc.	334,572	3,302
*,^	Arcus Biosciences Inc.	236,362	3,295
*,^	Zynerba Pharmaceuticals Inc.	400,057	3,264
*	HTG Molecular Diagnostics Inc.	645,829	3,261
*,^	Corindus Vascular Robotics Inc.	2,267,293	3,220
*,^	Cohbar Inc.	741,302	3,195
*	ContraFect Corp.	1,535,129	3,178
*	Recro Pharma Inc.	446,813	3,177
*	Replimune Group Inc.	195,662	3,150

*	Menlo Therapeutics Inc.	314,104	3,094
*,^	Calyxt Inc.	202,097	3,086
*	Misonix Inc.	166,315	3,077
*	CTI BioPharma Corp.	1,405,912	3,037
*,^	Neos Therapeutics Inc.	624,102	3,027
*,^	Spero Therapeutics Inc.	284,720	2,992
*	Mersana Therapeutics Inc.	293,828	2,938
*	Surface Oncology Inc.	265,787	2,908
*	Jounce Therapeutics Inc.	444,633	2,890
*	Champions Oncology Inc.	161,475	2,821
*,^	AAC Holdings Inc.	368,078	2,808
*,^	Anavex Life Sciences Corp.	1,018,376	2,780
*,^	Pulse Biosciences Inc.	194,729	2,763
*,^	Organovo Holdings Inc.	2,386,935	2,745
*	Provention Bio Inc.	667,129	2,675
*	Xeris Pharmaceuticals Inc.	148,488	2,610
*,^	resTORbio Inc.	171,904	2,603
*	Tyme Technologies Inc.	934,909	2,599
*,^	UNITY Biotechnology Inc.	158,334	2,579
	Psychemedics Corp.	133,274	2,507
*	Miragen Therapeutics Inc.	439,628	2,453
*,^	Sensus Healthcare Inc.	282,843	2,370
*	NantKwest Inc.	640,409	2,370
*	Allena Pharmaceuticals Inc.	216,422	2,324
*,^	Ekso Bionics Holdings Inc.	982,543	2,299
*	Aptevo Therapeutics Inc.	451,771	2,295
*	Translate Bio Inc.	228,442	2,284
*,^	TapImmune Inc.	251,647	2,277
*	Ophthotech Corp.	957,165	2,259
*,^	Mustang Bio Inc.	370,067	2,202
*	Apollo Endosurgery Inc.	299,492	2,147
	Aceto Corp.	926,303	2,093
*	Joint Corp.	238,368	2,038
*,^	Sophiris Bio Inc.	725,699	2,025
*,^	Evelo Biosciences Inc.	153,603	1,871
*	Aerpio Pharmaceuticals Inc.	598,300	1,849
*	Krystal Biotech Inc.	104,535	1,838
*	Applied Genetic Technologies Corp.	249,924	1,824
*,^	Cidara Therapeutics Inc.	413,852	1,821
*,^	Bioxcel Therapeutics Inc.	237,282	1,818
*,^	Checkpoint Therapeutics Inc.	506,682	1,814
*,^	Genesis Healthcare Inc.	1,328,551	1,794
*,^	Restoration Robotics Inc.	612,125	1,775
*	Molecular Templates Inc.	329,205	1,774
*	Ovid therapeutics Inc.	309,408	1,754
*	Otonomy Inc.	635,042	1,746
*,^	OncoSec Medical Inc.	1,246,138	1,745
*	NewLink Genetics Corp.	723,205	1,728
*	Strata Skin Sciences Inc.	480,535	1,701
*	Alphatec Holdings Inc.	502,211	1,692
*	Novan Inc.	597,836	1,668
*	Forty Seven Inc.	110,545	1,649
*,^	Catasys Inc.	127,301	1,636
*,^	ElectroCore LLC	116,470	1,631
*	Merrimack Pharmaceuticals Inc.	305,759	1,630
*	IRIDEX Corp.	250,902	1,593
*,^	BrainStorm Cell Therapeutics Inc.	415,593	1,588

*	Advaxis Inc.	1,659,012	1,559
*,^	CorMedix Inc.	1,606,348	1,556
*	Principia Biopharma Inc.	53,043	1,550
*,^	Eidos Therapeutics Inc.	154,566	1,543
*,^	Viveve Medical Inc.	569,161	1,525
*	Proteostasis Therapeutics Inc.	627,578	1,512
*,^	Celsion Corp.	536,567	1,486
*,^	Nobilis Health Corp.	1,482,407	1,482
*,^	Celldex Therapeutics Inc.	3,281,106	1,480
*,^	Zosano Pharma Corp.	357,513	1,462
*,^	SCYNEXIS Inc.	1,198,544	1,438
*,^	Second Sight Medical Products Inc.	735,233	1,397
*,^	Matinas BioPharma Holdings Inc.	1,485,839	1,367
*,^	Alimera Sciences Inc.	1,393,003	1,365
*,^	Opiant Pharmaceuticals Inc.	76,262	1,362
*,^	Sunesis Pharmaceuticals Inc.	679,380	1,359
*	Imprimis Pharmaceuticals Inc.	487,768	1,356
*	Conformis Inc.	1,277,022	1,354
*	Neon Therapeutics Inc.	151,003	1,290
*	OncoMed Pharmaceuticals Inc.	608,160	1,289
*	Catabasis Pharmaceuticals Inc.	1,605,389	1,284
*,^	CEL-SCI Corp.	315,315	1,277
*	Y-mAbs Therapeutics Inc.	48,078	1,277
*,^	KemPharm Inc.	259,464	1,245
*	Electromed Inc.	191,336	1,244
*,^	Rexahn Pharmaceuticals Inc.	697,518	1,242
*	InfuSystem Holdings Inc.	378,907	1,231
*,^	XBiotech Inc.	383,732	1,220
*,^	Actinium Pharmaceuticals Inc.	1,644,826	1,220
*,^	Curis Inc.	673,049	1,198
*,^	Magenta Therapeutics Inc.	99,301	1,193
*,^	Xtant Medical Holdings Inc.	302,385	1,164
*	Alpine Immune Sciences Inc.	182,949	1,158
*	Axsome Therapeutics Inc.	335,662	1,158
*	Cumberland Pharmaceuticals Inc.	198,124	1,131
*,^	Ampio Pharmaceuticals Inc.	2,202,616	1,119
*	Leap Therapeutics Inc.	136,719	1,065
*,^	Asterias Biotherapeutics Inc. Class A	804,565	1,046
*,^	Fortress Biotech Inc.	645,157	1,032
*,^	VIVUS Inc.	233,726	1,031
*	Caladrius Biosciences Inc.	174,630	1,030
*,^	Tracon Pharmaceuticals Inc.	497,527	1,020
*,^	Genocea Biosciences Inc.	1,250,031	975
*	CAS Medical Systems Inc.	424,399	968
*,^	Evoke Pharma Inc.	324,399	967
*	Versartis Inc.	676,069	946
*	Chiasma Inc.	256,793	924
*,^	AzurRx BioPharma Inc.	348,814	896
*,^	Heat Biologics Inc.	437,966	876
*	Aevi Genomic Medicine Inc.	694,219	854
*	Constellation Pharmaceuticals Inc.	120,603	812
*,^	Onconova Therapeutics Inc.	109,747	806
*,^	Oncocyte Corp.	318,793	797
*,^	Bellerophon Therapeutics Inc.	686,231	741
*	Evofem Biosciences Inc.	174,844	708
*,^	Navidea Biopharmaceuticals Inc.	3,067,067	707
*,^	Obalon Therapeutics Inc.	254,939	688

*	Orgenesis Inc.	119,007	659
*,^	Moleculin Biotech Inc.	408,934	654
*,^	Fulgent Genetics Inc.	155,059	609
	Gritstone Oncology Inc.	42,300	602
*	PLx Pharma Inc.	148,539	602
	Digirad Corp.	398,827	598
*,^	scPharmaceuticals Inc.	101,200	594
*,^	Vermillion Inc.	823,255	585
*,^	BioPharmX Corp.	2,965,020	563
*	ImmuCell Corp.	65,054	542
*,^	OvaScience Inc.	737,991	539
*	Vical Inc.	393,089	539
*,^	IsoRay Inc.	1,027,112	533
*,^	CytRx Corp.	492,357	517
^	Biolase Inc.	243,958	505
*,^	Capricor Therapeutics Inc.	478,917	503
*,^	Gemphire Therapeutics Inc.	239,413	493
*	Pro-Dex Inc.	44,614	464
*,^	GTx Inc.	286,241	449
*,^	Novus Therapeutics Inc.	95,466	446
*,^	Akers Biosciences Inc.	1,560,400	443
*,^	Edge Therapeutics Inc.	532,519	437
	Diversicare Healthcare Services Inc.	66,377	428
*,^	Wright Medical Group Inc. CVR	288,011	416
*,^	Regulus Therapeutics Inc.	2,078,501	411
*,^	Aethlon Medical Inc.	329,592	389
*,^	aTyr Pharma Inc.	473,723	385
*,^	Neuralstem Inc.	341,528	365
*,^	Cyclacel Pharmaceuticals Inc.	262,933	360
*	Histogenics Corp.	630,548	344
*	Vaccinex Inc.	49,311	341
*	Soligenix Inc.	173,900	327
*	Cocrystal Pharma Inc.	128,666	322
*,^	Cleveland BioLabs Inc.	155,269	312
*,^	Biomerica Inc.	87,053	312
*	Cancer Genetics Inc.	298,232	310
*	Oncobiologics Inc.	301,459	295
*	Five Star Senior Living Inc.	323,637	278
*	Agile Therapeutics Inc.	754,951	277
*	Arsanis Inc.	167,445	271
*	NanoViricides Inc.	752,491	271
*,^	Myomo Inc.	138,954	270
*,^	Pernix Therapeutics Holdings Inc.	276,171	266
*,^	Aradigm Corp.	229,443	262
*,^	Diffusion Pharmaceuticals Inc.	599,588	259
*,^	Avenue Therapeutics Inc.	83,998	239
*	Proteon Therapeutics Inc.	118,019	230
*,^	Synthetic Biologics Inc.	86,703	225
*,^	Ohr Pharmaceutical Inc.	1,202,617	222
*,^	Microbot Medical Inc.	30,031	222
*,^	Vital Therapies Inc.	753,643	208
*,^	SELLAS Life Sciences Group Inc.	160,353	196
*	Aileron Therapeutics Inc.	63,175	174
*	PAVmed Inc.	130,187	169
*	Eyenovia Inc.	38,852	156
^	Vaxart Inc.	52,703	150
*	Bioanalytical Systems Inc.	92,933	150

*	Hancock Jaffe Laboratories Inc.	52,720	141
*,^	Co-Diagnostics Inc.	48,897	129
*	Retractable Technologies Inc.	161,528	116
*,^	Pain Therapeutics Inc.	109,368	110
*,^	ContraVir Pharmaceuticals Inc.	189,269	106
*	RA Medical Systems Inc.	5,714	104
*	Soleno Therapeutics Inc.	44,553	96
*,^	Fibrocell Science Inc.	39,115	92
*	Dynatronics Corp.	27,747	79
	ProPhase Labs Inc.	21,917	66
*,^	Aytu BioScience Inc.	23,505	65
*,^	Titan Pharmaceuticals Inc.	311,809	65
*,^	Pulmatrix Inc.	171,620	64
*,^	Sonoma Pharmaceuticals Inc.	38,184	56
*,^	iBio Inc.	62,933	53
*	Milestone Scientific Inc.	68,899	51
*,^	Tonix Pharmaceuticals Holding Corp.	85,926	51
*	Flex Pharma Inc.	100,313	47
*	AmpliPhi Biosciences Corp.	45,309	46
*	Citius Pharmaceuticals Inc.	22,052	38
*,^	Achieve Life Sciences Inc.	11,035	35
*,^	Genprex Inc.	14,698	33
*,^	Bio-Path Holdings Inc.	55,033	32
*,^	AquaBounty Technologies Inc.	8,850	28
*	NanoVibronix Inc.	5,737	26
*,^	Hemispherx Biopharma Inc.	101,255	23
*	NovaBay Pharmaceuticals Inc.	11,471	22
^	Altimmune Inc.	4,246	19
*	American Shared Hospital Services	4,591	16
*,^	Biocept Inc.	4,527	12
*,^	Apricus Biosciences Inc.	36,195	11
*,^	Cesca Therapeutics Inc.	21,072	7
*,^	Dare Bioscience Inc.	3,904	4
*,^	Egalet Corp.	18,973	2
*,^	Trovagene Inc.	1,177	1
*	Galena Biopharma Inc Warrants Exp. 03/18/2020	157,500	—
*	Sunesis Pharmaceuticals Inc. Warrants Exp. 10/27/2018	12,500	—
			102,828,542
Industrials (13.3%)
	Boeing Co.	13,880,525	5,162,167
	Honeywell International Inc.	18,908,208	3,146,326
	3M Co.	14,920,884	3,143,979
	Union Pacific Corp.	18,822,685	3,064,898
	Accenture plc Class A	16,319,536	2,777,585
	United Technologies Corp.	19,305,273	2,699,070
*	PayPal Holdings Inc.	28,608,603	2,512,980
	General Electric Co.	220,684,722	2,491,531
	Caterpillar Inc.	15,110,254	2,304,163
	Lockheed Martin Corp.	6,159,729	2,131,020
	United Parcel Service Inc. Class B	17,558,269	2,049,928
	Danaher Corp.	15,961,977	1,734,428
	Automatic Data Processing Inc.	10,607,951	1,598,194
	CSX Corp.	20,771,725	1,538,146
	Raytheon Co.	7,266,907	1,501,779
	FedEx Corp.	6,060,498	1,459,307
	Northrop Grumman Corp.	4,425,275	1,404,450
	General Dynamics Corp.	6,403,817	1,310,989

Norfolk Southern Corp.	7,137,114	1,288,249
Deere & Co.	8,215,665	1,235,061
Emerson Electric Co.	16,002,323	1,225,458
Illinois Tool Works Inc.	7,678,895	1,083,646
Waste Management Inc.	10,980,824	992,227
Sherwin-Williams Co.	2,137,944	973,213
Eaton Corp. plc	11,036,362	957,184
Fidelity National Information Services Inc.	8,407,477	917,004
* Fiserv Inc.	10,359,303	853,399
Johnson Controls International plc	23,493,502	822,273
TE Connectivity Ltd.	8,875,324	780,407
Roper Technologies Inc.	2,621,708	776,576
* Worldpay Inc. Class A	7,622,303	771,911
Amphenol Corp. Class A	7,664,899	720,654
* Square Inc.	7,273,325	720,132
^ Fortive Corp.	7,957,617	671,384
Ingersoll-Rand plc	6,249,862	639,361
Parker-Hannifin Corp.	3,367,815	619,442
PACCAR Inc.	8,918,254	608,136
Paychex Inc.	8,209,761	604,649
Rockwell Automation Inc.	3,139,710	588,758
Rockwell Collins Inc.	4,165,434	585,119
Cummins Inc.	3,947,404	576,597
Agilent Technologies Inc.	8,168,554	576,210
Stanley Black & Decker Inc.	3,896,278	570,571
Waste Connections Inc.	6,670,524	532,108
Global Payments Inc.	4,044,901	515,320
* FleetCor Technologies Inc.	2,259,323	514,764
* Verisk Analytics Inc. Class A	3,991,744	481,205
Willis Towers Watson plc	3,350,650	472,241
AMETEK Inc.	5,893,974	466,331
* TransDigm Group Inc.	1,194,483	444,706
WW Grainger Inc.	1,209,038	432,122
Cintas Corp.	2,174,633	430,164
Fastenal Co.	7,296,602	423,349
L3 Technologies Inc.	1,984,543	421,954
Total System Services Inc.	4,176,953	412,432
Textron Inc.	5,731,146	409,605
Republic Services Inc. Class A	5,425,427	394,212
Broadridge Financial Solutions Inc.	2,987,407	394,188
* Mettler-Toledo International Inc.	644,370	392,408
* CoStar Group Inc.	924,315	388,989
Ball Corp.	8,794,183	386,856
Vulcan Materials Co.	3,355,117	373,089
* Waters Corp.	1,882,339	366,454
Xylem Inc.	4,566,308	364,711
* XPO Logistics Inc.	3,193,319	364,581
WestRock Co.	6,499,521	347,334
CH Robinson Worldwide Inc.	3,532,936	345,945
* United Rentals Inc.	2,112,395	345,588
TransUnion	4,673,093	343,846
Dover Corp.	3,764,497	333,271
* First Data Corp. Class A	13,484,063	329,955
Expeditors International of Washington Inc.	4,440,182	326,487
* Keysight Technologies Inc.	4,758,833	315,415
Jack Henry & Associates Inc.	1,957,612	313,375
Old Dominion Freight Line Inc.	1,846,610	297,784

	Kansas City Southern	2,597,905	294,291
	IDEX Corp.	1,948,785	293,604
	Martin Marietta Materials Inc.	1,593,893	290,009
	Masco Corp.	7,888,961	288,736
	Huntington Ingalls Industries Inc.	1,108,196	283,787
	Alliance Data Systems Corp.	1,190,362	281,116
*	Trimble Inc.	6,357,008	276,276
	Jacobs Engineering Group Inc.	3,597,786	275,231
	PerkinElmer Inc.	2,801,892	272,540
	JB Hunt Transport Services Inc.	2,225,492	264,700
	Snap-on Inc.	1,435,975	263,645
	Packaging Corp. of America	2,390,518	262,216
	Spirit AeroSystems Holdings Inc. Class A	2,718,811	249,233
	Arconic Inc.	11,007,676	242,279
*	Zebra Technologies Corp.	1,357,039	239,965
	Cognex Corp.	4,170,016	232,770
	Wabtec Corp.	2,200,866	230,827
*	WEX Inc.	1,090,880	219,005
	Allegion plc	2,407,668	218,062
*,^	Sensata Technologies Holding plc	4,346,934	215,391
	Lennox International Inc.	985,933	215,328
	FLIR Systems Inc.	3,478,847	213,845
*	Teledyne Technologies Inc.	858,901	211,874
	Robert Half International Inc.	2,980,409	209,761
	Fluor Corp.	3,556,801	206,650
	Graco Inc.	4,269,033	197,827
	AO Smith Corp.	3,673,526	196,056
*	HD Supply Holdings Inc.	4,470,883	191,309
	Donaldson Co. Inc.	3,273,121	190,692
	Carlisle Cos. Inc.	1,536,319	187,124
	Hubbell Inc. Class B	1,388,798	185,502
	Nordson Corp.	1,329,292	184,639
	HEICO Corp. Class A	2,408,552	181,846
	Flowserve Corp.	3,306,696	180,843
	Pentair plc	4,027,375	174,587
	Allison Transmission Holdings Inc.	3,331,726	173,283
	Booz Allen Hamilton Holding Corp. Class A	3,480,881	172,756
	AptarGroup Inc.	1,573,362	169,514
*	Fair Isaac Corp.	721,698	164,944
	Sealed Air Corp.	4,077,002	163,692
*	Arrow Electronics Inc.	2,212,870	163,133
*	Crown Holdings Inc.	3,393,806	162,903
	Acuity Brands Inc.	1,025,224	161,165
*	Berry Global Group Inc.	3,326,119	160,951
	BWX Technologies Inc.	2,514,239	157,241
	Toro Co.	2,563,071	153,707
	National Instruments Corp.	3,163,497	152,892
	Owens Corning	2,810,382	152,519
	Hexcel Corp.	2,259,818	151,521
	Xerox Corp.	5,508,501	148,619
	Lincoln Electric Holdings Inc.	1,577,506	147,402
	Watsco Inc.	809,224	144,123
	ManpowerGroup Inc.	1,662,613	142,918
*	Genesee & Wyoming Inc. Class A	1,539,082	140,041
	Sonoco Products Co.	2,509,080	139,254
*	IPG Photonics Corp.	887,658	138,537
	Trinity Industries Inc.	3,775,765	138,344

Curtiss-Wright Corp.	1,004,610	138,054
ITT Inc.	2,224,641	136,282
Avnet Inc.	3,008,874	134,707
Oshkosh Corp.	1,869,471	133,181
* AECOM	4,069,638	132,914
Landstar System Inc.	1,058,585	129,147
MDU Resources Group Inc.	5,004,874	128,575
* Stericycle Inc.	2,169,670	127,316
* Quanta Services Inc.	3,813,099	127,281
^ Universal Display Corp.	1,073,542	126,571
Crane Co.	1,282,587	126,142
* Euronet Worldwide Inc.	1,241,046	124,378
Littelfuse Inc.	616,830	122,064
* Trex Co. Inc.	1,490,584	114,745
Genpact Ltd.	3,739,225	114,458
* Conduent Inc.	5,065,734	114,080
Air Lease Corp. Class A	2,484,486	113,988
Woodward Inc.	1,405,983	113,688
Insperity Inc.	963,192	113,609
* Kirby Corp.	1,359,352	111,807
Bemis Co. Inc.	2,287,234	111,160
EMCOR Group Inc.	1,476,130	110,872
Knight-Swift Transportation Holdings Inc.	3,209,907	110,678
nVent Electric plc	4,059,363	110,252
Graphic Packaging Holding Co.	7,828,134	109,672
* Coherent Inc.	621,384	106,996
MAXIMUS Inc.	1,640,370	106,722
* Proto Labs Inc.	654,640	105,888
Jabil Inc.	3,906,912	105,799
AGCO Corp.	1,712,467	104,101
* CoreLogic Inc.	2,094,247	103,477
MSC Industrial Direct Co. Inc. Class A	1,147,694	101,123
* ASGN Inc.	1,258,281	99,316
Eagle Materials Inc.	1,163,736	99,197
Ryder System Inc.	1,342,093	98,067
Louisiana-Pacific Corp.	3,678,021	97,431
Tetra Tech Inc.	1,424,843	97,317
John Bean Technologies Corp.	805,922	96,147
* Axon Enterprise Inc.	1,404,503	96,110
* Allegheny Technologies Inc.	3,188,131	94,209
* Clean Harbors Inc.	1,313,724	94,036
MSA Safety Inc.	883,193	94,007
EnerSys	1,076,090	93,760
* USG Corp.	2,131,616	92,320
Regal Beloit Corp.	1,117,687	92,153
Kennametal Inc.	2,071,569	90,238
Barnes Group Inc.	1,262,445	89,671
Timken Co.	1,778,861	88,676
* RBC Bearings Inc.	589,631	88,657
* Generac Holdings Inc.	1,563,890	88,219
Brink's Co.	1,226,015	85,515
Macquarie Infrastructure Corp.	1,849,708	85,327
GATX Corp.	956,313	82,807
* Rexnord Corp.	2,633,564	81,114
* KLX Inc.	1,289,470	80,953
* Armstrong World Industries Inc.	1,144,512	79,658
* Gardner Denver Holdings Inc.	2,770,866	78,526

	Simpson Manufacturing Co. Inc.	1,065,692	77,220
	Applied Industrial Technologies Inc.	983,371	76,949
*	Owens-Illinois Inc.	4,093,736	76,921
	Valmont Industries Inc.	554,843	76,846
*	SiteOne Landscape Supply Inc.	1,018,161	76,708
	KBR Inc.	3,586,803	75,789
*,^	Cimpress NV	545,823	74,565
	Belden Inc.	1,035,158	73,921
*	WESCO International Inc.	1,201,113	73,808
*	MasTec Inc.	1,649,435	73,647
*	Colfax Corp.	1,987,397	71,666
	Terex Corp.	1,789,721	71,428
*	FTI Consulting Inc.	959,350	70,215
	Deluxe Corp.	1,217,206	69,308
	Exponent Inc.	1,291,907	69,246
*	Esterline Technologies Corp.	758,006	68,941
*	II-VI Inc.	1,443,344	68,270
	Vishay Intertechnology Inc.	3,351,281	68,199
*	Rogers Corp.	462,717	68,167
	UniFirst Corp.	391,027	67,902
	Moog Inc. Class A	785,233	67,506
*	Integer Holdings Corp.	807,673	66,996
	Korn/Ferry International	1,358,448	66,890
*	AMN Healthcare Services Inc.	1,210,707	66,226
*	Mercury Systems Inc.	1,175,748	65,042
*	Paylocity Holding Corp.	795,285	63,877
*	Dycom Industries Inc.	751,822	63,604
*	Beacon Roofing Supply Inc.	1,715,561	62,086
*	Aerovironment Inc.	543,034	60,912
*	TriNet Group Inc.	1,076,403	60,623
	Watts Water Technologies Inc. Class A	711,599	59,063
*	Harsco Corp.	2,050,886	58,553
*	Aerojet Rocketdyne Holdings Inc.	1,720,046	58,464
	Albany International Corp.	733,145	58,285
*	Novanta Inc.	821,725	56,206
	Convergys Corp.	2,308,221	54,797
	Silgan Holdings Inc.	1,956,079	54,379
	ABM Industries Inc.	1,684,186	54,315
*	ExlService Holdings Inc.	808,950	53,552
*	Itron Inc.	831,737	53,398
*	SPX FLOW Inc.	1,026,540	53,380
	Forward Air Corp.	742,804	53,259
	Comfort Systems USA Inc.	937,358	52,867
	Universal Forest Products Inc.	1,471,939	52,004
	Brady Corp. Class A	1,177,523	51,517
*	Summit Materials Inc. Class A	2,818,527	51,241
*	TopBuild Corp.	898,273	51,040
	Otter Tail Corp.	1,052,720	50,425
	Granite Construction Inc.	1,091,951	49,902
*	Plexus Corp.	851,112	49,799
*	Anixter International Inc.	702,258	49,369
*	Saia Inc.	644,379	49,263
	Mobile Mini Inc.	1,120,814	49,148
	Greenbrier Cos. Inc.	814,030	48,923
	Covanta Holding Corp.	2,998,599	48,727
	Maxar Technologies Ltd.	1,473,457	48,727
*	Navistar International Corp.	1,261,869	48,582

*	Advanced Disposal Services Inc.	1,778,239	48,155
	HEICO Corp.	504,351	46,708
	World Fuel Services Corp.	1,686,601	46,685
	Franklin Electric Co. Inc.	987,431	46,656
*	Masonite International Corp.	727,340	46,622
*,^	Evolent Health Inc. Class A	1,641,398	46,616
	Mueller Water Products Inc. Class A	4,044,661	46,554
	Kaman Corp.	693,389	46,305
*	Sanmina Corp.	1,670,717	46,112
	Cubic Corp.	630,566	46,063
	Triton International Ltd.	1,335,275	44,425
	Schneider National Inc. Class B	1,759,119	43,943
*	JELD-WEN Holding Inc.	1,758,635	43,368
	Actuant Corp. Class A	1,545,485	43,119
*	Builders FirstSource Inc.	2,888,641	42,405
	Matson Inc.	1,068,207	42,344
	Greif Inc. Class A	779,798	41,844
*	Fabrinet	893,289	41,324
	ESCO Technologies Inc.	605,385	41,196
	ManTech International Corp. Class A	650,632	41,185
	Mueller Industries Inc.	1,419,377	41,134
	Raven Industries Inc.	897,367	41,055
	US Ecology Inc.	542,879	40,037
	AAR Corp.	832,695	39,878
	Federal Signal Corp.	1,479,641	39,625
	Werner Enterprises Inc.	1,100,907	38,917
	EnPro Industries Inc.	531,950	38,795
	Sun Hydraulics Corp.	705,363	38,640
*	Knowles Corp.	2,304,683	38,304
*	Imperva Inc.	819,380	38,060
*	Atlas Air Worldwide Holdings Inc.	594,465	37,897
	AAON Inc.	991,839	37,492
	Rush Enterprises Inc. Class A	951,755	37,413
*	TTM Technologies Inc.	2,320,843	36,925
*	Hub Group Inc. Class A	805,113	36,713
	Badger Meter Inc.	689,324	36,500
	Boise Cascade Co.	987,778	36,350
*	Gibraltar Industries Inc.	795,838	36,290
*	MINDBODY Inc. Class A	887,052	36,059
*	Milacron Holdings Corp.	1,757,987	35,599
	EVERTEC Inc.	1,468,007	35,379
*	Continental Building Products Inc.	933,171	35,041
*	TriMas Corp.	1,131,572	34,400
*	SPX Corp.	1,027,550	34,228
*	Patrick Industries Inc.	572,818	33,911
*,^	Kratos Defense & Security Solutions Inc.	2,292,350	33,881
	ICF International Inc.	441,248	33,292
	Standex International Corp.	317,046	33,052
*	OSI Systems Inc.	431,948	32,962
	Methode Electronics Inc.	907,331	32,845
	Tennant Co.	429,010	32,583
	AZZ Inc.	643,403	32,492
	McGrath RentCorp	578,925	31,534
*,^	Ambarella Inc.	807,497	31,234
*	Atkore International Group Inc.	1,169,866	31,037
	ArcBest Corp.	636,206	30,888
*	Air Transport Services Group Inc.	1,434,336	30,795

*	CBIZ Inc.	1,290,127	30,576
	H&E Equipment Services Inc.	805,226	30,421
	Aircastle Ltd.	1,385,766	30,362
*	Cardtronics plc Class A	958,076	30,314
*	Sykes Enterprises Inc.	994,191	30,313
^	Altra Industrial Motion Corp.	733,634	30,299
*	BMC Stock Holdings Inc.	1,621,498	30,241
*	PGT Innovations Inc.	1,396,421	30,163
*	Casella Waste Systems Inc. Class A	970,459	30,142
	Kadant Inc.	278,434	30,029
	Apogee Enterprises Inc.	725,282	29,969
	Benchmark Electronics Inc.	1,258,284	29,444
	Advanced Drainage Systems Inc.	918,974	28,396
	Triumph Group Inc.	1,205,891	28,097
^	ADT Inc.	2,893,868	27,173
*	Huron Consulting Group Inc.	546,758	27,010
*	TrueBlue Inc.	1,025,472	26,714
	Lindsay Corp.	266,277	26,692
	CTS Corp.	775,667	26,605
*	FARO Technologies Inc.	412,463	26,542
	Navigant Consulting Inc.	1,132,087	26,106
	GrafTech International Ltd.	1,335,961	26,065
	Astec Industries Inc.	515,718	25,997
	Primoris Services Corp.	1,046,782	25,981
	Wabash National Corp.	1,420,648	25,898
	Encore Wire Corp.	487,246	24,411
*,^	MACOM Technology Solutions Holdings Inc.	1,159,073	23,877
*	KEMET Corp.	1,283,097	23,801
	CIRCOR International Inc.	499,964	23,748
	MTS Systems Corp.	432,970	23,705
	AVX Corp.	1,302,266	23,506
	Heartland Express Inc.	1,191,049	23,499
	Douglas Dynamics Inc.	532,862	23,393
*	Control4 Corp.	651,561	22,368
	Kforce Inc.	588,719	22,136
	Multi-Color Corp.	355,371	22,122
*	NV5 Global Inc.	251,850	21,835
*	Gates Industrial Corp. plc	1,103,899	21,526
*	Installed Building Products Inc.	550,747	21,479
	Manitowoc Co. Inc.	888,680	21,319
	Alamo Group Inc.	229,735	21,046
*	Thermon Group Holdings Inc.	814,494	20,998
*	Vicor Corp.	451,816	20,784
*	SEACOR Holdings Inc.	416,117	20,560
*	Echo Global Logistics Inc.	652,261	20,187
	Myers Industries Inc.	868,243	20,187
*	Pluralsight Inc. Class A	628,591	20,115
	Marten Transport Ltd.	948,208	19,960
*	Tutor Perini Corp.	1,052,195	19,781
*	GMS Inc.	845,644	19,619
*	Aegion Corp. Class A	766,541	19,455
	Briggs & Stratton Corp.	1,003,686	19,301
	Global Brass & Copper Holdings Inc.	521,960	19,260
*	GreenSky Inc. Class A	1,056,023	19,008
	Columbus McKinnon Corp.	479,564	18,962
	Gorman-Rupp Co.	505,889	18,465
*,^	US Concrete Inc.	402,638	18,461

	Cass Information Systems Inc.	279,408	18,195
	Kelly Services Inc. Class A	743,534	17,867
*	Astronics Corp.	407,954	17,746
*	Lydall Inc.	405,445	17,475
*,^	Inovalon Holdings Inc. Class A	1,718,388	17,270
	Argan Inc.	388,590	16,709
	Griffon Corp.	1,033,469	16,691
*	NCI Building Systems Inc.	1,100,485	16,672
*	Engility Holdings Inc.	461,605	16,613
*,^	Team Inc.	722,665	16,260
	Quad/Graphics Inc.	774,939	16,150
*	DXP Enterprises Inc.	399,798	16,020
	Insteel Industries Inc.	445,526	15,985
	NN Inc.	1,021,042	15,928
	Quanex Building Products Corp.	861,543	15,680
*	Wesco Aircraft Holdings Inc.	1,391,866	15,658
*	Everi Holdings Inc.	1,671,245	15,325
	Heidrick & Struggles International Inc.	443,907	15,026
*	Donnelley Financial Solutions Inc.	833,213	14,931
	Hyster-Yale Materials Handling Inc.	242,476	14,920
	Mesa Laboratories Inc.	79,035	14,670
	DMC Global Inc.	348,009	14,199
*	PHH Corp.	1,282,881	14,099
*	Electro Scientific Industries Inc.	797,192	13,911
*	Evo Payments Inc. Class A	555,758	13,283
*	MYR Group Inc.	389,515	12,714
	NVE Corp.	119,551	12,658
*	Ducommun Inc.	303,154	12,381
*	Veeco Instruments Inc.	1,201,071	12,311
	Ennis Inc.	601,996	12,311
*	Kimball Electronics Inc.	623,145	12,245
	Resources Connection Inc.	710,184	11,789
^	REV Group Inc.	742,075	11,651
	Spartan Motors Inc.	785,271	11,583
	B. Riley Financial Inc.	508,674	11,521
	Barrett Business Services Inc.	172,241	11,502
	Park Electrochemical Corp.	587,290	11,446
*	IntriCon Corp.	203,203	11,420
	National Research Corp.	289,778	11,185
	Essendant Inc.	851,883	10,921
*	Armstrong Flooring Inc.	599,969	10,859
	Allied Motion Technologies Inc.	199,138	10,839
*	International Seaways Inc.	541,046	10,832
*	Landec Corp.	719,371	10,359
*	CAI International Inc.	440,491	10,074
*	Sterling Construction Co. Inc.	698,448	10,002
*	Blue Bird Corp.	406,537	9,960
*	UFP Technologies Inc.	267,442	9,828
*	Great Lakes Dredge & Dock Corp.	1,574,589	9,762
	CRA International Inc.	192,882	9,687
*	Vishay Precision Group Inc.	256,380	9,589
*	Eagle Bulk Shipping Inc.	1,697,121	9,538
*,^	ShotSpotter Inc.	154,978	9,499
*	InnerWorkings Inc.	1,196,910	9,480
*	Cross Country Healthcare Inc.	1,085,134	9,473
	Daktronics Inc.	1,179,068	9,244
*,^	CryoPort Inc.	710,749	9,105

*	Mistras Group Inc.	419,704	9,095
	LSC Communications Inc.	821,723	9,088
	TTEC Holdings Inc.	350,134	9,068
	Powell Industries Inc.	247,218	8,964
	American Railcar Industries Inc.	190,158	8,766
*	Nuvectra Corp.	397,901	8,746
*	Covenant Transportation Group Inc. Class A	300,605	8,736
	RR Donnelley & Sons Co.	1,612,038	8,705
	Hurco Cos. Inc.	188,105	8,484
*	Willdan Group Inc.	245,557	8,339
	Graham Corp.	291,809	8,220
*	YRC Worldwide Inc.	915,152	8,218
*,^	Energy Recovery Inc.	891,897	7,982
*	Heritage-Crystal Clean Inc.	371,983	7,942
	Park-Ohio Holdings Corp.	206,719	7,928
	Miller Industries Inc.	293,988	7,908
*	Twin Disc Inc.	336,978	7,764
*	Commercial Vehicle Group Inc.	795,219	7,284
	BG Staffing Inc.	267,691	7,281
*	Daseke Inc.	896,462	7,190
*	Franklin Covey Co.	302,813	7,162
	VSE Corp.	214,182	7,096
*	BlueLinx Holdings Inc.	221,621	6,979
	Bel Fuse Inc. Class B	261,271	6,924
	Universal Logistics Holdings Inc.	186,998	6,882
*	Era Group Inc.	555,455	6,860
*	Information Services Group Inc.	1,400,227	6,693
*	US Xpress Enterprises Inc. Class A	471,475	6,506
	Omega Flex Inc.	91,330	6,499
	Advanced Emissions Solutions Inc.	525,437	6,284
*	Overseas Shipholding Group Inc. Class A	1,986,728	6,258
*	GP Strategies Corp.	361,243	6,087
*,^	Cardlytics Inc.	241,983	6,059
*,^	Energous Corp.	588,673	5,957
*	Radiant Logistics Inc.	995,467	5,883
*	Orion Group Holdings Inc.	772,259	5,831
*	FreightCar America Inc.	360,403	5,792
*	ServiceSource International Inc.	2,028,394	5,781
*	Napco Security Technologies Inc.	382,489	5,718
*	PRGX Global Inc.	650,152	5,656
*	CECO Environmental Corp.	711,304	5,605
*	LB Foster Co. Class A	253,064	5,200
*	PAM Transportation Services Inc.	77,728	5,059
*	Xerium Technologies Inc.	367,433	4,946
*,^	Turtle Beach Corp.	241,074	4,807
*	Astronics Corp. Class B	111,320	4,793
*	Foundation Building Materials Inc.	381,771	4,761
*,^	Horizon Global Corp.	666,284	4,751
*	Northwest Pipe Co.	238,339	4,707
*,^	Asure Software Inc.	376,602	4,677
*	USA Truck Inc.	230,528	4,664
^	EnviroStar Inc.	116,891	4,553
*	Manitex International Inc.	429,328	4,521
*	Willis Lease Finance Corp.	128,680	4,441
	Eastern Co.	155,340	4,412
*	General Finance Corp.	267,347	4,264
*	Sparton Corp.	290,526	4,192

*,^	Maxwell Technologies Inc.	1,198,107	4,181
*,^	CyberOptics Corp.	205,369	4,148
*	IES Holdings Inc.	209,645	4,088
*,^	Babcock & Wilcox Enterprises Inc.	3,966,262	4,085
*	Acacia Research Corp.	1,275,244	4,081
*	Iteris Inc.	752,279	4,047
*	Intevac Inc.	755,469	3,928
*	PFSweb Inc.	530,215	3,924
*	Lawson Products Inc.	113,222	3,838
*	Transcat Inc.	164,525	3,759
	United States Lime & Minerals Inc.	47,159	3,723
*,^	Forterra Inc.	471,505	3,517
*	Gencor Industries Inc.	286,224	3,449
	Crawford & Co. Class A	367,479	3,307
	NACCO Industries Inc. Class A	100,744	3,299
	Crawford & Co. Class B	350,182	3,225
	LSI Industries Inc.	696,771	3,205
*	Construction Partners Inc. Class A	248,996	3,013
	Richardson Electronics Ltd.	339,072	2,974
*	Houston Wire & Cable Co.	383,962	2,957
*	ARC Document Solutions Inc.	1,023,488	2,907
*,^	ExOne Co.	289,003	2,740
^	Global Water Resources Inc.	256,999	2,722
*	Ultralife Corp.	323,299	2,635
*	Goldfield Corp.	596,442	2,535
*	DHI Group Inc.	1,163,420	2,443
*	Aspen Aerogels Inc.	507,317	2,318
*,^	MicroVision Inc.	1,903,829	2,304
*,^	Huttig Building Products Inc.	545,171	2,301
*	StarTek Inc.	335,752	2,223
*	Arotech Corp.	642,177	2,183
*	Luna Innovations Inc.	659,902	2,131
*,^	Aqua Metals Inc.	781,034	2,015
*	Frequency Electronics Inc.	191,069	1,981
*	Perceptron Inc.	198,387	1,934
	Steel Connect Inc.	816,717	1,740
*	Patriot Transportation Holding Inc.	80,602	1,540
*	CUI Global Inc.	652,431	1,455
*,^	UQM Technologies Inc.	1,106,925	1,450
*,^	Odyssey Marine Exploration Inc.	161,848	1,311
*	Hill International Inc.	318,883	1,307
*,^	Hudson Technologies Inc.	998,166	1,278
*	CPI Aerostructures Inc.	151,539	1,265
*,^	Capstone Turbine Corp.	1,260,944	1,261
*	Perma-Pipe International Holdings Inc.	136,141	1,239
*,^	Revolution Lighting Technologies Inc.	424,355	1,205
*	Sharps Compliance Corp.	345,073	1,191
	RF Industries Ltd.	157,781	1,120
	Espey Manufacturing & Electronics Corp.	36,513	1,091
*	ASV Holdings Inc.	215,094	1,065
*	Limbach Holdings Inc.	91,797	1,035
*	IEC Electronics Corp.	194,568	1,025
*,^	Lightbridge Corp.	1,092,208	1,006
*	Hudson Global Inc.	612,530	974
*,^	LightPath Technologies Inc. Class A	478,564	964
*	Ballantyne Strong Inc.	237,050	948
*	Lincoln Educational Services Corp.	414,974	938

*	Universal Technical Institute Inc.	328,824	875
*	Vertex Energy Inc.	481,265	823
*,^	eMagin Corp.	545,071	818
*	Perma-Fix Environmental Services	193,064	811
*	Taylor Devices Inc.	67,427	771
*,^	Applied DNA Sciences Inc.	516,369	769
*,^	ClearSign Combustion Corp.	469,860	752
*	ALJ Regional Holdings Inc.	433,960	742
*	Volt Information Sciences Inc.	188,183	725
*,^	Medical Transcription Billing Corp.	138,038	718
*,^	Workhorse Group Inc.	663,553	710
	Issuer Direct Corp.	45,828	701
*	Roadrunner Transportation Systems Inc.	838,562	701
*	Air T Inc.	19,676	647
	Greif Inc. Class B	11,156	643
*	Wireless Telecom Group Inc.	316,572	576
*	Innovative Solutions & Support Inc.	211,940	538
	AMCON Distributing Co.	6,102	531
*	Tecogen Inc.	160,095	504
*	Broadwind Energy Inc.	226,965	495
*	SigmaTron International Inc.	84,764	487
*,^	DPW Holdings Inc.	1,072,879	449
*	Image Sensing Systems Inc.	74,588	448
*	Energy Focus Inc.	215,166	441
*	Air Industries Group	280,926	390
*,^	Research Frontiers Inc.	248,137	390
*,^	Orion Energy Systems Inc.	391,222	376
	Chicago Rivet & Machine Co.	11,328	368
*,^	Black Box Corp.	322,831	333
*,^	Synthesis Energy Systems Inc.	137,912	331
*	AMREP Corp.	41,838	306
*	DLH Holdings Corp.	52,984	305
	Ecology and Environment Inc.	21,480	287
	Rush Enterprises Inc. Class B	7,149	285
*,^	Digital Ally Inc.	99,249	283
*,^	Polar Power Inc.	54,712	280
*	Fuel Tech Inc.	177,278	230
	Bel Fuse Inc. Class A	10,580	224
*	Rubicon Technology Inc.	24,849	223
*	ENGlobal Corp.	210,413	215
*,^	Payment Data Systems Inc.	112,111	206
*,^	GEE Group Inc.	81,570	204
*	Pioneer Power Solutions Inc.	41,047	201
*	Sypris Solutions Inc.	127,117	173
*	Cemtrex Inc.	120,430	172
*	Coda Octopus Group Inc.	27,130	164
*,^	EnSync Inc.	619,994	158
*,^	Boxlight Corp. Class A	54,138	158
*	Continental Materials Corp.	8,941	148
*	Summit Wireless Technologies Inc.	31,241	134
*	Industrial Services of America Inc.	55,088	124
*	JetPay Corp.	56,499	107
*	AeroCentury Corp.	6,716	104
*	Quest Resource Holding Corp.	36,754	94
*	SIFCO Industries Inc.	16,533	83
*	Command Security Corp.	25,285	71
	Servotronics Inc.	4,914	53

*,^	Professional Diversity Network Inc.	17,385	50
*	SG Blocks Inc.	8,584	34
*	American Electric Technologies Inc.	22,940	16
*	Jewett-Cameron Trading Co. Ltd.	370	3
*,§	Patriot National Inc.	129,819	3
*	Dorian LPG Ltd.	20	—
			100,810,993
Oil & Gas (5.7%)
	Exxon Mobil Corp.	107,579,214	9,146,385
	Chevron Corp.	48,649,184	5,948,822
	ConocoPhillips	29,667,391	2,296,256
	Schlumberger Ltd.	35,143,392	2,140,935
	EOG Resources Inc.	14,692,033	1,874,263
	Occidental Petroleum Corp.	19,432,716	1,596,786
	Valero Energy Corp.	10,905,235	1,240,470
	Phillips 66	10,641,114	1,199,466
	Marathon Petroleum Corp.	11,612,881	928,682
	Anadarko Petroleum Corp.	13,065,446	880,742
	Halliburton Co.	21,112,140	855,675
	Kinder Morgan Inc.	47,517,751	842,490
	Williams Cos. Inc.	30,665,451	833,794
*	Concho Resources Inc.	5,082,926	776,417
	Pioneer Natural Resources Co.	4,317,799	752,117
	ONEOK Inc.	10,445,878	708,126
	Andeavor	3,644,624	559,450
	Hess Corp.	7,234,479	517,844
	Marathon Oil Corp.	21,649,536	504,001
	Devon Energy Corp.	12,375,000	494,257
	Apache Corp.	9,696,544	462,234
	National Oilwell Varco Inc.	9,670,858	416,621
*	Cheniere Energy Inc.	5,668,159	393,880
	Noble Energy Inc.	12,294,956	383,480
	Baker Hughes a GE Co.	10,517,645	355,812
	Diamondback Energy Inc.	2,502,448	338,306
	Targa Resources Corp.	5,692,386	320,538
	HollyFrontier Corp.	4,481,727	313,273
	EQT Corp.	6,734,215	297,854
	Cabot Oil & Gas Corp.	11,331,957	255,196
	Cimarex Energy Co.	2,422,402	225,138
*	WPX Energy Inc.	10,621,868	213,712
*	Energen Corp.	2,472,276	213,036
*	Parsley Energy Inc. Class A	6,734,026	196,970
	OGE Energy Corp.	5,053,388	183,539
	Helmerich & Payne Inc.	2,624,869	180,512
*	Continental Resources Inc.	2,390,965	163,255
*,^	Transocean Ltd.	11,063,861	154,341
*	Newfield Exploration Co.	5,079,919	146,454
	PBF Energy Inc. Class A	2,892,977	144,388
	Murphy Oil Corp.	4,194,121	139,832
	Core Laboratories NV	1,126,824	130,520
*	Whiting Petroleum Corp.	2,301,148	122,053
*	Oasis Petroleum Inc.	8,034,298	113,926
*	Antero Resources Corp.	6,049,401	107,135
	Range Resources Corp.	6,295,214	106,956
*	Centennial Resource Development Inc. Class A	4,675,707	102,164
*,^	Chesapeake Energy Corp.	21,897,532	98,320
	Ensco plc Class A	11,153,771	94,138

	Patterson-UTI Energy Inc.	5,380,324	92,057
*	First Solar Inc.	1,855,100	89,824
	SM Energy Co.	2,831,009	89,262
*	Matador Resources Co.	2,645,658	87,439
*	Apergy Corp.	1,937,188	84,384
*	PDC Energy Inc.	1,680,621	82,283
	Delek US Holdings Inc.	1,910,960	81,082
	McDermott International Inc.	4,346,117	80,099
*	Southwestern Energy Co.	14,869,422	75,983
*	Denbury Resources Inc.	11,467,278	71,097
*	Oceaneering International Inc.	2,535,492	69,980
*	Callon Petroleum Co.	5,739,571	68,817
*	Weatherford International plc	25,055,916	67,902
*	QEP Resources Inc.	5,988,462	67,789
*	Rowan Cos. plc Class A	3,258,569	61,359
*	Chart Industries Inc.	782,185	61,269
*	SRC Energy Inc.	6,154,053	54,710
*	California Resources Corp.	1,114,440	54,084
*	Carrizo Oil & Gas Inc.	2,095,776	52,814
	Nabors Industries Ltd.	8,442,362	52,005
	CNX Resources Corp.	3,606,242	51,605
*	Dril-Quip Inc.	979,465	51,177
*	NOW Inc.	2,809,175	46,492
*	Oil States International Inc.	1,398,402	46,427
*	Noble Corp. plc	6,402,492	45,010
	SemGroup Corp. Class A	2,029,396	44,748
*	MRC Global Inc.	2,239,260	42,031
	Archrock Inc.	3,220,812	39,294
*	Gulfport Energy Corp.	3,738,355	38,916
*	Superior Energy Services Inc.	3,951,222	38,485
*	Cactus Inc. Class A	943,574	36,120
*	Magnolia Oil & Gas Corp.	2,394,928	35,948
*	Helix Energy Solutions Group Inc.	3,623,203	35,797
*	ProPetro Holding Corp.	2,102,211	34,665
*	Unit Corp.	1,289,494	33,604
*	C&J Energy Services Inc.	1,592,255	33,119
*	Extraction Oil & Gas Inc.	2,860,217	32,292
*,^	Diamond Offshore Drilling Inc.	1,612,011	32,240
*	Laredo Petroleum Inc.	3,834,220	31,326
*	Renewable Energy Group Inc.	934,769	26,921
*	Penn Virginia Corp.	322,389	25,965
*	W&T Offshore Inc.	2,333,362	22,494
*	Exterran Corp.	847,512	22,484
^	RPC Inc.	1,430,113	22,138
*	Newpark Resources Inc.	2,110,632	21,845
*,^	Tellurian Inc.	2,431,511	21,811
*	Forum Energy Technologies Inc.	2,089,207	21,623
*	Tidewater Inc.	643,691	20,077
*,^	Jagged Peak Energy Inc.	1,426,458	19,728
*	Northern Oil and Gas Inc.	4,892,255	19,569
^	CVR Energy Inc.	450,964	18,138
*	WildHorse Resource Development Corp.	764,958	18,084
	Green Plains Inc.	1,011,986	17,406
*,^	Halcon Resources Corp.	3,809,180	17,027
^	Liberty Oilfield Services Inc. Class A	780,903	16,844
*	Select Energy Services Inc. Class A	1,386,189	16,412
*	KLX Energy Services Holdings Inc.	509,580	16,312

*	Par Pacific Holdings Inc.	788,547	16,086
*,^	Resolute Energy Corp.	423,234	16,002
*	Talos Energy Inc.	475,490	15,606
*	Matrix Service Co.	623,803	15,377
*	TPI Composites Inc.	535,099	15,277
*,^	Keane Group Inc.	1,182,653	14,629
*	Ring Energy Inc.	1,443,759	14,308
*	TETRA Technologies Inc.	3,140,665	14,164
*	HighPoint Resources Corp.	2,836,688	13,843
*	Bonanza Creek Energy Inc.	461,355	13,739
*,^	Solaris Oilfield Infrastructure Inc. Class A	648,467	12,250
*,^	SunPower Corp. Class A	1,611,340	11,763
*	Nine Energy Service Inc.	374,659	11,457
*	REX American Resources Corp.	145,927	11,025
*	SEACOR Marine Holdings Inc.	482,583	10,921
*,^	Plug Power Inc.	5,668,352	10,883
*,^	Enphase Energy Inc.	2,155,310	10,453
*	Abraxas Petroleum Corp.	4,429,365	10,320
	Mammoth Energy Services Inc.	337,986	9,835
*	Falcon Minerals Corp.	877,600	9,654
*	FTS International Inc.	788,737	9,299
*,^	Alta Mesa Resources Inc.	2,208,878	9,233
*	SandRidge Energy Inc.	835,573	9,083
*	Trecora Resources	637,570	8,926
*,^	Covia Holdings Corp.	983,261	8,820
	Evolution Petroleum Corp.	790,610	8,736
*	Natural Gas Services Group Inc.	401,805	8,478
	Panhandle Oil and Gas Inc. Class A	399,504	7,371
*	Bristow Group Inc.	570,099	6,915
*	Green Brick Partners Inc.	624,917	6,312
*	Pioneer Energy Services Corp.	2,077,115	6,127
*	Basic Energy Services Inc.	597,739	5,971
*	Ameresco Inc. Class A	423,049	5,775
*	Ultra Petroleum Corp.	5,150,124	5,768
*,^	Lilis Energy Inc.	1,174,186	5,754
	Berry Petroleum Corp.	299,271	5,273
*,^	Hornbeck Offshore Services Inc.	885,310	5,206
*	SilverBow Resources Inc.	192,225	5,127
*	Midstates Petroleum Co. Inc.	566,744	5,050
*	ION Geophysical Corp.	317,660	4,940
*	Geospace Technologies Corp.	356,696	4,887
*	CARBO Ceramics Inc.	673,219	4,881
*	Gulfmark Offshore Inc.	130,194	4,856
*,^	Sanchez Energy Corp.	2,003,306	4,608
*	NCS Multistage Holdings Inc.	265,265	4,380
*	Independence Contract Drilling Inc.	856,141	4,229
*	Earthstone Energy Inc. Class A	446,981	4,193
*	VAALCO Energy Inc.	1,451,028	3,961
*	Key Energy Services Inc.	330,988	3,786
*	Dawson Geophysical Co.	567,164	3,511
*	Goodrich Petroleum Corp.	247,976	3,482
*	Contango Oil & Gas Co.	557,693	3,447
*	Lonestar Resources US Inc. Class A	422,146	3,289
*,^	EP Energy Corp. Class A	1,371,665	3,210
*,^	American Superconductor Corp.	458,114	3,184
	Gulf Island Fabrication Inc.	315,023	3,134
*	PHI Inc. Non-Voting ORD	333,333	3,113

*	Flotek Industries Inc.	1,276,348	3,063
*,^	Comstock Resources Inc.	362,362	3,037
*	Infrastructure and Energy Alternatives Inc.	288,422	3,028
*,^	Approach Resources Inc.	1,329,536	2,965
*,^	Smart Sand Inc.	680,822	2,798
*,^	Eclipse Resources Corp.	2,257,381	2,686
*	Pacific Ethanol Inc.	1,366,778	2,597
*,^	FuelCell Energy Inc.	2,345,434	2,510
	Adams Resources & Energy Inc.	52,702	2,238
*	Isramco Inc.	17,203	2,100
*,^	Rosehill Resources Inc. Class A	338,753	2,066
*,^	Quintana Energy Services Inc.	272,314	1,999
*,^	Zion Oil & Gas Inc.	1,308,653	1,675
*	Ranger Energy Services Inc.	172,810	1,448
*,^	Torchlight Energy Resources Inc.	793,893	762
^	Parker Drilling Co.	234,594	699
*	Superior Drilling Products Inc.	205,274	655
*,^	PHI Inc. ORD	68,197	621
*,^	Jones Energy Inc. Class A	93,578	561
*,^	Talos Energy Inc. Warrants Exp. 02/28/2021	116,107	526
*	Mitcham Industries Inc.	105,095	436
*,^	Enservco Corp.	525,883	415
*,^	Ocean Power Technologies Inc.	500,965	345
*,^	Eco-Stim Energy Solutions Inc.	883,289	248
*	Aemetis Inc.	161,833	165
*,^	Ideal Power Inc.	135,052	86
*,^	Houston American Energy Corp.	382,849	84
*	Tidewater Inc. Warrant A	8,839	36
*	Tidewater Inc. Warrant C	9,555	36
*,^	SAExploration Holdings Inc.	1,505	15
*,^	Yuma Energy Inc.	27,018	11
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	33,839	10
*	Basic Energy Services Inc. Warrants Exp. 12/23/2023	4,640	2
*	PetroQuest Energy Inc.	17,092	1
*	Rex Energy Corp.	302	—
*,^,§ Harvest Natural Resources Inc.		51,829	—
			43,530,805
Other (0.0%)2
*,§	Herbalife Ltd. CVR	234,057	2,270
*,§	A Schulman Inc. CVR	659,182	1,259
*,^,§ Tobira Therapeutics CVR Exp. 12/31/2028		201,001	911
*,^,§ Ocera Therapeutics CVR		653,477	176
*,§	NewStar Financial Inc	551,185	143
*,§	Ambit Biosciences Corp. CVR	201,330	121
*,§	Media General Inc. CVR	2,351,934	91
*,§	Omthera Pharmaceuticals Inc. CVR	121,311	73
*,§	Alexza Pharmaceuticals Inc. CVR	327,391	12
*,§	Seventy Seven Energy Inc. Escrow Line	7,222	1
*,§	Clinical Data CVR	216,285	—
*,§	Adolor Corp. Rights Exp. 07/01/2019	592,629	—
*,^,§ Biosante Pharmaceutical Inc. CVR		253,823	—
*,§	Achieve Life Sciences Inc. CVR	228,587	—
*	Kadmon Warrants Exp. 09/29/2022	169,257	—
*,§	NuPathe Inc. CVR	158,681	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	157,659	—
			5,057

Technology (20.1%)
	Apple Inc.	110,521,153	24,949,045
	Microsoft Corp.	195,032,694	22,305,889
*	Facebook Inc. Class A	61,302,598	10,081,825
*	Alphabet Inc. Class A	7,553,728	9,117,954
*	Alphabet Inc. Class C	7,600,886	9,071,429
	Cisco Systems Inc.	119,429,353	5,810,238
	Intel Corp.	117,275,382	5,545,953
	NVIDIA Corp.	14,673,435	4,123,529
	Oracle Corp.	70,918,563	3,656,561
	International Business Machines Corp.	23,211,618	3,509,829
*	Adobe Systems Inc.	12,478,225	3,368,497
*	salesforce.com Inc.	17,904,753	2,847,393
	Broadcom Inc.	10,967,940	2,706,120
	Texas Instruments Inc.	24,771,551	2,657,740
	QUALCOMM Inc.	35,374,316	2,548,012
	Intuit Inc.	6,186,016	1,406,700
*	Micron Technology Inc.	29,462,801	1,332,602
	Cognizant Technology Solutions Corp. Class A	14,784,199	1,140,601
	HP Inc.	40,332,160	1,039,360
	Applied Materials Inc.	25,036,065	967,644
*	ServiceNow Inc.	4,507,768	881,855
	Analog Devices Inc.	9,394,365	868,603
*	Autodesk Inc.	5,562,919	868,427
	Corning Inc.	20,677,036	729,899
*,^	Advanced Micro Devices Inc.	22,318,663	689,424
	DXC Technology Co.	7,174,624	670,971
	Hewlett Packard Enterprise Co.	37,701,204	614,907
*	Red Hat Inc.	4,511,962	614,890
	Lam Research Corp.	4,016,903	609,364
	NetApp Inc.	6,623,904	568,927
*	Workday Inc. Class A	3,711,848	541,856
	Motorola Solutions Inc.	4,114,330	535,439
	Xilinx Inc.	6,433,989	515,813
*	Cerner Corp.	8,003,920	515,532
	Harris Corp.	3,003,425	508,210
*	Palo Alto Networks Inc.	2,236,168	503,719
*	Twitter Inc.	17,330,842	493,236
*	Dell Technologies Inc. Class V	5,060,428	491,469
	Microchip Technology Inc.	5,967,031	470,858
*	VeriSign Inc.	2,804,933	449,126
*	Splunk Inc.	3,677,590	444,657
*	IAC/InterActiveCorp	1,973,553	427,708
	Skyworks Solutions Inc.	4,586,803	416,069
	Western Digital Corp.	7,041,735	412,223
	KLA-Tencor Corp.	3,956,717	402,438
	Maxim Integrated Products Inc.	7,100,935	400,422
*	ANSYS Inc.	2,127,627	397,185
*	Synopsys Inc.	3,759,066	370,681
*	Citrix Systems Inc.	3,257,972	362,156
*	Arista Networks Inc.	1,329,191	353,379
	CA Inc.	7,903,488	348,939
*	Gartner Inc.	2,200,339	348,754
	CDW Corp.	3,857,641	343,021
*	Fortinet Inc.	3,638,846	335,756
*	GoDaddy Inc. Class A	4,024,188	335,577
	Symantec Corp.	15,749,968	335,159

*	Veeva Systems Inc. Class A	3,058,515	332,981
*	Cadence Design Systems Inc.	7,153,171	324,182
*	F5 Networks Inc.	1,556,572	310,412
	Seagate Technology plc	6,551,022	310,191
	Marvell Technology Group Ltd.	15,652,425	302,092
*	Akamai Technologies Inc.	4,109,011	300,574
*	VMware Inc. Class A	1,911,969	298,382
	SS&C Technologies Holdings Inc.	5,149,808	292,664
*	PTC Inc.	2,738,550	290,807
	Juniper Networks Inc.	8,874,639	265,973
	Leidos Holdings Inc.	3,844,805	265,907
*	Qorvo Inc.	3,214,547	247,167
*	Ultimate Software Group Inc.	746,493	240,513
*	Tyler Technologies Inc.	920,868	225,668
	CDK Global Inc.	3,335,997	208,700
*	Aspen Technology Inc.	1,816,186	206,882
*	Guidewire Software Inc.	2,019,641	204,004
*	ON Semiconductor Corp.	10,837,752	199,740
*,^	Paycom Software Inc.	1,274,643	198,092
*	Tableau Software Inc. Class A	1,767,730	197,526
*	Zendesk Inc.	2,547,473	180,871
	Teradyne Inc.	4,806,645	177,750
*	EPAM Systems Inc.	1,284,237	176,839
*	Twilio Inc. Class A	1,853,128	159,888
*	Integrated Device Technology Inc.	3,302,251	155,239
*	RingCentral Inc. Class A	1,630,676	151,734
*	CommScope Holding Co. Inc.	4,861,823	149,550
*	Okta Inc.	2,111,940	148,596
*	athenahealth Inc.	1,025,906	137,061
*	Proofpoint Inc.	1,286,688	136,814
*	Nutanix Inc.	3,162,359	135,096
*	HubSpot Inc.	881,234	133,022
	Cypress Semiconductor Corp.	9,041,382	131,010
*	Nuance Communications Inc.	7,394,588	128,074
	Monolithic Power Systems Inc.	1,000,050	125,536
	Blackbaud Inc.	1,227,976	124,615
*,^	Snap Inc.	14,658,648	124,305
*	RealPage Inc.	1,883,755	124,139
	LogMeIn Inc.	1,322,461	117,831
*	ARRIS International plc	4,472,946	116,252
*	Teradata Corp.	3,055,288	115,215
*	CACI International Inc. Class A	622,418	114,618
*	Ciena Corp.	3,619,661	113,078
	MKS Instruments Inc.	1,385,245	111,027
*	Pure Storage Inc. Class A	4,154,257	107,803
*	Medidata Solutions Inc.	1,427,874	104,677
	Entegris Inc.	3,594,802	104,070
*	2U Inc.	1,379,799	103,747
*	Coupa Software Inc.	1,302,759	103,048
*	New Relic Inc.	1,075,921	101,384
*	Silicon Laboratories Inc.	1,091,059	100,159
	j2 Global Inc.	1,171,406	97,051
*	Cree Inc.	2,553,953	96,718
*	Manhattan Associates Inc.	1,720,054	93,915
*	Semtech Corp.	1,686,429	93,765
*,^	Lumentum Holdings Inc.	1,522,043	91,246
	Perspecta Inc.	3,541,765	91,094

*,^	ViaSat Inc.	1,421,788	90,923
	Science Applications International Corp.	1,067,878	86,071
*	NCR Corp.	3,022,184	85,860
*	Ellie Mae Inc.	866,361	82,105
*	ACI Worldwide Inc.	2,904,490	81,732
*	Verint Systems Inc.	1,626,300	81,478
*	FireEye Inc.	4,649,181	79,036
*	Box Inc.	3,220,722	77,007
*	Cornerstone OnDemand Inc.	1,331,304	75,552
*	Qualys Inc.	841,184	74,949
*,^	Match Group Inc.	1,271,654	73,641
*	Bottomline Technologies DE Inc.	1,010,213	73,453
*	CommVault Systems Inc.	1,030,344	72,124
	InterDigital Inc.	878,444	70,276
*	Tech Data Corp.	966,664	69,184
*	Envestnet Inc.	1,101,148	67,115
	Cabot Microelectronics Corp.	650,063	67,067
*	Viavi Solutions Inc.	5,817,158	65,967
*	Allscripts Healthcare Solutions Inc.	4,552,956	64,880
*	Premier Inc. Class A	1,410,900	64,591
	SYNNEX Corp.	761,067	64,462
	Pegasystems Inc.	991,617	62,075
	Brooks Automation Inc.	1,768,296	61,943
*	Avaya Holdings Corp.	2,793,570	61,850
*	Cirrus Logic Inc.	1,597,064	61,647
*	Five9 Inc.	1,394,778	60,938
*,^	Dropbox Inc. Class A	2,255,019	60,502
	Cogent Communications Holdings Inc.	1,052,684	58,740
*	SailPoint Technologies Holding Inc.	1,705,898	58,035
*	Finisar Corp.	2,943,322	56,070
*	Q2 Holdings Inc.	910,180	55,111
*	EchoStar Corp. Class A	1,169,548	54,232
*	Blackline Inc.	925,194	52,246
*,^	3D Systems Corp.	2,753,507	52,041
*	Advanced Energy Industries Inc.	1,006,589	51,990
*	Varonis Systems Inc.	698,850	51,191
	Plantronics Inc.	835,491	50,380
*	NetScout Systems Inc.	1,975,544	49,882
*	Cloudera Inc.	2,816,891	49,718
*	Insight Enterprises Inc.	912,414	49,352
*	NETGEAR Inc.	756,324	47,535
*	Alarm.com Holdings Inc.	823,163	47,250
^	Ubiquiti Networks Inc.	472,490	46,710
*	Blucora Inc.	1,123,853	45,235
	Power Integrations Inc.	714,800	45,175
*	SPS Commerce Inc.	441,581	43,822
	Ebix Inc.	550,664	43,585
*	Alteryx Inc. Class A	722,901	41,357
*,^	MongoDB Inc.	501,683	40,912
	Progress Software Corp.	1,156,024	40,796
*	Synaptics Inc.	890,148	40,609
*,^	Inphi Corp.	1,037,289	39,396
*	Everbridge Inc.	665,577	38,364
*	Electronics For Imaging Inc.	1,123,977	38,305
	TiVo Corp.	2,949,906	36,726
*	Oclaro Inc.	4,099,332	36,648
*	LivePerson Inc.	1,411,508	36,629

*	Boingo Wireless Inc.	1,037,106	36,195
*	Rapid7 Inc.	969,968	35,811
*	Virtusa Corp.	665,445	35,741
*	Apptio Inc. Class A	963,459	35,609
*	Hortonworks Inc.	1,547,200	35,292
*	Syntel Inc.	847,612	34,735
	Pitney Bowes Inc.	4,832,000	34,211
	CSG Systems International Inc.	842,015	33,798
*	MicroStrategy Inc. Class A	239,515	33,681
*	Tabula Rasa HealthCare Inc.	409,197	33,223
*	Web.com Group Inc.	1,188,677	33,164
*	Diodes Inc.	987,506	32,874
*	Altair Engineering Inc. Class A	735,542	31,959
*	Yext Inc.	1,344,884	31,874
*,^	DocuSign Inc. Class A	585,774	30,794
*	ePlus Inc.	331,868	30,764
*	Cision Ltd.	1,822,431	30,617
*	MaxLinear Inc.	1,530,723	30,431
*	Rambus Inc.	2,733,980	29,828
*	Appfolio Inc.	375,619	29,449
*,^	Acacia Communications Inc.	706,014	29,208
*,^	Ceridian HCM Holding Inc.	687,354	28,889
*	Infinera Corp.	3,791,743	27,680
*	PROS Holdings Inc.	789,157	27,636
*	SendGrid Inc.	742,064	27,301
*	Carbonite Inc.	765,082	27,275
*	NextGen Healthcare Inc.	1,346,141	27,031
*	Instructure Inc.	754,250	26,700
*	Vocera Communications Inc.	717,267	26,238
*	Unisys Corp.	1,278,648	26,084
*	ForeScout Technologies Inc.	683,353	25,803
*	ScanSource Inc.	631,409	25,193
*	FormFactor Inc.	1,819,361	25,016
*	Workiva Inc.	632,243	24,974
*,^	TransEnterix Inc.	4,232,311	24,547
	Shutterstock Inc.	439,552	23,991
*	Lattice Semiconductor Corp.	2,978,871	23,831
	NIC Inc.	1,575,061	23,311
*	Nanometrics Inc.	617,655	23,174
*	Cray Inc.	1,043,721	22,440
*	Perficient Inc.	823,273	21,940
	ADTRAN Inc.	1,227,360	21,663
*	Pivotal Software Inc. Class A	1,086,196	21,268
*,^	Benefitfocus Inc.	518,045	20,955
	Monotype Imaging Holdings Inc.	1,037,185	20,951
	Comtech Telecommunications Corp.	556,831	20,196
*	CalAmp Corp.	837,447	20,065
*,^	Appian Corp. Class A	592,626	19,616
*	Amkor Technology Inc.	2,521,028	18,630
	Xperi Corp.	1,251,550	18,586
*	Rudolph Technologies Inc.	744,462	18,202
*	Xcerra Corp.	1,269,659	18,118
*	Photronics Inc.	1,705,174	16,796
	Cohu Inc.	663,284	16,648
*	Extreme Networks Inc.	2,930,060	16,057
*	Axcelis Technologies Inc.	797,089	15,663
*	CEVA Inc.	543,729	15,632

*	OneSpan Inc.	792,990	15,106
*	Endurance International Group Holdings Inc.	1,685,453	14,832
*	Loral Space & Communications Inc.	322,042	14,621
	Presidio Inc.	947,691	14,452
*	Bandwidth Inc. Class A	267,930	14,353
*	Upland Software Inc.	422,865	13,663
*	Rosetta Stone Inc.	685,227	13,629
*	Limelight Networks Inc.	2,647,443	13,290
*,^	Ichor Holdings Ltd.	649,904	13,271
*,^	Tenable Holdings Inc.	330,030	12,832
*,^	Zscaler Inc.	309,036	12,602
	QAD Inc. Class A	216,867	12,286
	Systemax Inc.	367,638	12,110
*	Harmonic Inc.	2,173,682	11,955
*	Digi International Inc.	881,867	11,861
	PC Connection Inc.	301,675	11,732
*,^	Applied Optoelectronics Inc.	473,634	11,680
*	Ultra Clean Holdings Inc.	926,636	11,629
	Hackett Group Inc.	567,435	11,434
	Forrester Research Inc.	247,375	11,355
^	Switch Inc.	1,047,231	11,310
*	Casa Systems Inc.	757,167	11,168
*	Calix Inc.	1,356,768	10,990
*	Vectrus Inc.	352,024	10,980
*	Quantenna Communications Inc.	588,752	10,862
	Computer Programs & Systems Inc.	401,466	10,779
*	USA Technologies Inc.	1,484,191	10,686
*,^	KeyW Holding Corp.	1,185,767	10,269
*	Zix Corp.	1,801,940	10,001
*	MobileIron Inc.	1,838,019	9,742
*	Eventbrite Inc. Class A	254,172	9,651
*	Digimarc Corp.	305,294	9,601
*	Agilysys Inc.	579,217	9,441
*	Meet Group Inc.	1,873,985	9,276
*	Ribbon Communications Inc.	1,334,133	9,112
*	Model N Inc.	568,900	9,017
*	Brightcove Inc.	1,055,280	8,864
*,^	NeoPhotonics Corp.	1,061,110	8,807
^	Diebold Nixdorf Inc.	1,956,195	8,803
*	DSP Group Inc.	732,055	8,711
*,^	Avalara Inc.	244,988	8,557
	American Software Inc. Class A	696,258	8,446
*	Alpha & Omega Semiconductor Ltd.	725,261	8,435
*	ChannelAdvisor Corp.	670,059	8,342
*	Immersion Corp.	785,266	8,300
*,^	Zuora Inc. Class A	352,852	8,154
*,^	Gogo Inc.	1,546,606	8,027
*	Amber Road Inc.	825,532	7,942
*	Mitek Systems Inc.	1,117,735	7,880
*,^	WideOpenWest Inc.	682,930	7,656
*,^	Impinj Inc.	306,605	7,610
*	Ooma Inc.	457,689	7,598
*	A10 Networks Inc.	1,209,549	7,354
*	AXT Inc.	987,028	7,057
	Simulations Plus Inc.	344,555	6,960
*	RigNet Inc.	340,575	6,931
*	PDF Solutions Inc.	765,468	6,912

*,^	Internap Corp.	516,860	6,528
*,^	VirnetX Holding Corp.	1,402,258	6,521
*	Aquantia Corp.	509,527	6,517
*	PAR Technology Corp.	273,740	6,083
*,^	nLight Inc.	271,211	6,024
	Preformed Line Products Co.	74,376	5,227
*	KVH Industries Inc.	392,084	5,136
*	Exela Technologies Inc.	711,591	5,074
*	Telenav Inc.	981,721	4,958
	ConvergeOne Holdings Inc.	507,350	4,723
*	Castlight Health Inc. Class B	1,746,201	4,715
	AstroNova Inc.	211,991	4,579
*	Smartsheet Inc. Class A	145,821	4,558
*	Kopin Corp.	1,873,051	4,533
*,^	Adesto Technologies Corp.	716,531	4,263
*,^	Inseego Corp.	1,067,530	4,110
*	Domo Inc.	189,162	4,058
*	Aerohive Networks Inc.	982,713	4,049
*	I3 Verticals Inc. Class A	173,990	3,998
*	Telaria Inc.	1,034,746	3,922
*	Clearfield Inc.	285,154	3,835
*	Pixelworks Inc.	836,128	3,771
*	eGain Corp.	460,568	3,731
*,^	Park City Group Inc.	361,761	3,654
*	Datawatch Corp.	312,085	3,636
*,^	Carbon Black Inc.	165,645	3,508
*	SecureWorks Corp. Class A	236,021	3,458
*	EMCORE Corp.	717,159	3,407
*,^	Fusion Connect Inc.	1,174,168	3,018
	TransAct Technologies Inc.	207,460	2,987
*	Airgain Inc.	222,447	2,923
*	ID Systems Inc.	417,726	2,903
*	VOXX International Corp. Class A	542,829	2,823
*,^	Veritone Inc.	261,370	2,726
*	GSI Technology Inc.	388,560	2,681
*	Finjan Holdings Inc.	605,101	2,608
*	Identiv Inc.	416,451	2,482
	TESSCO Technologies Inc.	159,219	2,428
*	Quantum Corp.	1,002,746	2,407
*	Key Tronic Corp.	303,492	2,322
*,^	Everspin Technologies Inc.	302,111	2,320
*	SharpSpring Inc.	159,677	2,239
*,^	ACM Research Inc. Class A	193,846	2,146
*	Computer Task Group Inc.	407,746	2,128
*,^	QuickLogic Corp.	2,083,329	2,083
*,^	Resonant Inc.	506,372	2,056
*,^	Rimini Street Inc.	321,406	2,028
*	LRAD Corp.	629,587	1,927
*	Amtech Systems Inc.	356,945	1,906
	PC-Tel Inc.	406,790	1,892
*	inTEST Corp.	238,227	1,846
*	Great Elm Capital Group Inc.	565,692	1,839
*	Seachange International Inc.	1,020,257	1,826
*	DASAN Zhone Solutions Inc.	126,771	1,799
	QAD Inc. Class B	39,531	1,641
*	Edgewater Technology Inc.	319,505	1,604
*	Aware Inc.	432,908	1,558

*	SVMK Inc.	96,092	1,540
	GlobalSCAPE Inc.	378,890	1,519
*	Support.com Inc.	478,652	1,388
*	Aviat Networks Inc.	82,231	1,328
*,^	Atomera Inc.	221,735	1,326
*,^	RumbleON Inc. Class B	125,681	1,317
*	Radisys Corp.	761,324	1,241
*	Neurotrope Inc.	132,689	1,169
*	Data I/O Corp.	219,273	1,147
*	Majesco	147,316	1,112
	RCM Technologies Inc.	257,809	1,101
*	NetSol Technologies Inc.	166,583	1,099
*	Synacor Inc.	684,596	1,095
	Wayside Technology Group Inc.	83,158	1,073
*,^	CVD Equipment Corp.	173,894	1,069
*	Icad Inc.	347,038	1,010
*,^	Smith Micro Software Inc.	399,004	1,005
*	GSE Systems Inc.	275,429	992
*	Innodata Inc.	643,214	946
*,^	Aehr Test Systems	423,242	940
*,^	SITO Mobile Ltd.	479,955	854
	Network-1 Technologies Inc.	309,161	835
*	BSQUARE Corp.	343,175	789
*,^	Xcel Brands Inc.	294,148	691
*	Lantronix Inc.	164,876	671
*,^	NXT-ID Inc.	486,470	637
	CSP Inc.	44,640	586
*,^	Red Violet Inc.	87,451	569
	BK Technologies Inc.	131,368	532
*	WidePoint Corp.	1,149,532	530
*,^	Intellicheck Inc.	196,842	494
*	Westell Technologies Inc. Class A	183,100	487
*	Intermolecular Inc.	386,671	452
*	Intelligent Systems Corp.	38,562	408
	Communications Systems Inc.	128,426	360
	ClearOne Inc.	155,448	342
*	Evolving Systems Inc.	140,367	330
*	CynergisTek Inc.	85,543	329
*	FTE Networks Inc.	27,425	320
*	One Stop Systems Inc.	80,727	300
*	Mastech Digital Inc.	31,230	299
*	Optical Cable Corp.	48,791	298
*,^	Neonode Inc.	834,061	292
*	Qumu Corp.	104,233	281
^	iPass Inc.	135,518	276
*	Marin Software Inc.	72,462	232
*	Streamline Health Solutions Inc.	184,670	218
*	Trio-Tech International	46,648	213
*,^	Ominto Inc.	265,206	207
*	Inuvo Inc.	315,731	196
*	ARC Group Worldwide Inc.	117,147	193
*,^	Netlist Inc.	436,099	191
*	Cinedigm Corp. Class A	138,637	161
*,^	Sunworks Inc.	317,501	156
*	Socket Mobile Inc.	64,296	148
*	Determine Inc.	96,597	69
*	ADDvantage Technologies Group Inc.	29,519	42

*	BroadVision Inc.	20,868	39
*	Qualstar Corp.	4,300	34
*,^	xG Technology Inc.	53,482	23
*	Sonic Foundry Inc.	13,524	22
	SilverSun Technologies Inc.	2,301	8
	Sigma Designs Inc.	33,890	5
*,^	AMERI Holdings Inc.	1,700	2
*	CMTSU Liquidation Inc.	113,650	—
^	Helios & Matheson Analytics Inc.	4,929	—
			151,814,876
Telecommunications (1.8%)
	AT&T Inc.	184,529,481	6,196,500
	Verizon Communications Inc.	104,961,874	5,603,914
*	T-Mobile US Inc.	7,533,556	528,705
	CenturyLink Inc.	24,789,904	525,546
*	Zayo Group Holdings Inc.	5,352,839	185,851
*,^	Sprint Corp.	15,287,896	99,983
*	Vonage Holdings Corp.	5,458,776	77,296
	Telephone & Data Systems Inc.	2,350,029	71,511
*,^	Iridium Communications Inc.	2,398,881	53,975
*,^	Intelsat SA	1,738,715	52,161
*,^	GTT Communications Inc.	1,104,184	47,922
*	8x8 Inc.	2,216,976	47,111
	Shenandoah Telecommunications Co.	1,189,068	46,076
	Consolidated Communications Holdings Inc.	1,826,868	23,822
*	ORBCOMM Inc.	1,921,529	20,868
	ATN International Inc.	262,281	19,377
*	Cincinnati Bell Inc.	1,135,032	18,104
*	United States Cellular Corp.	394,310	17,657
^	Frontier Communications Corp.	2,627,210	17,051
*	pdvWireless Inc.	313,359	10,623
	Spok Holdings Inc.	576,352	8,876
*,^	Globalstar Inc.	14,034,472	7,130
*	HC2 Holdings Inc.	1,140,403	6,979
^	Windstream Holdings Inc.	1,118,677	5,482
*,^	Pareteum Corp.	1,395,499	4,186
	IDT Corp. Class B	427,758	2,284
*	Alaska Communications Systems Group Inc.	1,205,044	1,976
*	Otelco Inc. Class A	54,117	942
*	CPS Technologies Corp.	45,009	65
			13,701,973
Utilities (2.8%)
	NextEra Energy Inc.	12,141,023	2,034,835
	Duke Energy Corp.	18,025,247	1,442,380
	Dominion Energy Inc.	16,587,400	1,165,762
	Southern Co.	25,740,402	1,122,282
	Exelon Corp.	24,510,347	1,070,122
	American Electric Power Co. Inc.	12,472,602	884,058
	Sempra Energy	6,941,765	789,626
	Public Service Enterprise Group Inc.	12,803,974	675,922
	Xcel Energy Inc.	12,884,352	608,270
*	PG&E Corp.	13,136,556	604,413
	Consolidated Edison Inc.	7,872,822	599,830
	Edison International	8,276,563	560,158
	WEC Energy Group Inc.	8,023,120	535,623
	PPL Corp.	18,241,007	533,732

	DTE Energy Co.	4,592,122	501,138
	Eversource Energy	8,034,140	493,618
	FirstEnergy Corp.	12,362,221	459,504
	American Water Works Co. Inc.	4,553,509	400,572
	Ameren Corp.	6,185,088	391,021
	Evergy Inc.	6,920,634	380,081
	Entergy Corp.	4,570,535	370,808
	CMS Energy Corp.	7,146,201	350,164
	CenterPoint Energy Inc.	12,510,973	345,928
	NRG Energy Inc.	7,450,246	278,639
	Atmos Energy Corp.	2,827,364	265,518
*	Vistra Energy Corp.	10,614,993	264,101
	Alliant Energy Corp.	6,051,860	257,628
	UGI Corp.	4,407,543	244,530
	AES Corp.	16,745,895	234,443
	NiSource Inc.	9,214,986	229,637
	Pinnacle West Capital Corp.	2,818,791	223,192
	Aqua America Inc.	4,523,293	166,910
	Vectren Corp.	2,118,369	151,442
	SCANA Corp.	3,442,893	133,894
	IDACORP Inc.	1,300,136	129,013
	National Fuel Gas Co.	2,010,727	112,721
	ONE Gas Inc.	1,349,904	111,070
	New Jersey Resources Corp.	2,273,004	104,785
	Portland General Electric Co.	2,288,339	104,371
	Hawaiian Electric Industries Inc.	2,835,969	100,932
	ALLETE Inc.	1,335,094	100,145
	Southwest Gas Holdings Inc.	1,170,272	92,487
	Spire Inc.	1,224,117	90,034
	Avista Corp.	1,675,871	84,732
	PNM Resources Inc.	2,058,644	81,214
	Black Hills Corp.	1,366,066	79,355
	Avangrid Inc.	1,639,937	78,602
	South Jersey Industries Inc.	2,176,547	76,767
	NorthWestern Corp.	1,291,700	75,771
	El Paso Electric Co.	1,049,769	60,047
	MGE Energy Inc.	913,663	58,337
	American States Water Co.	943,071	57,659
	Ormat Technologies Inc.	1,025,260	55,477
	California Water Service Group	1,230,895	52,805
	Northwest Natural Gas Co.	740,704	49,553
	Pattern Energy Group Inc. Class A	2,326,632	46,230
	Chesapeake Utilities Corp.	407,782	34,213
*	Evoqua Water Technologies Corp.	1,717,384	30,535
*,^	Sunrun Inc.	2,354,212	29,286
	SJW Group	444,790	27,199
	Connecticut Water Service Inc.	311,275	21,593
	Middlesex Water Co.	411,338	19,917
	Unitil Corp.	389,751	19,838
	TerraForm Power Inc. Class A	1,676,182	19,360
*,^	Bloom Energy Corp. Class A	455,281	15,516
	York Water Co.	349,426	10,623
*,^ Cadiz Inc.		800,855	8,930
	Artesian Resources Corp. Class A	239,530	8,810
*	AquaVenture Holdings Ltd.	352,981	6,378
*	Atlantic Power Corp.	2,788,295	6,134
*	Pure Cycle Corp.	497,626	5,748

	RGC Resources Inc.			168,287	4,495
*,^ Vivint Solar Inc.				773,204	4,021
	Spark Energy Inc. Class A			312,101	2,575
	Genie Energy Ltd. Class B			383,069	2,069
					20,849,128
Total Common Stocks (Cost $444,804,974)					753,834,735
		Coupon
Temporary Cash Investments (0.9%)1
Money Market Fund (0.9%)
3,4 Vanguard Market Liquidity Fund		2.209%		66,011,360	6,601,136

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.883%-1.887%	10/4/18	7,100	7,099
5	United States Treasury Bill	1.934%	10/11/18	47,000	46,973
5	United States Treasury Bill	1.986%	10/18/18	13,000	12,987
5	United States Treasury Bill	2.082%	12/20/18	3,000	2,986
5	United States Treasury Bill	2.088%	12/27/18	40,000	39,791
5	United States Treasury Bill	2.077%	1/3/19	40,000	39,773
	United States Treasury Bill	2.292%	2/21/19	10,000	9,910
					159,519
Total Temporary Cash Investments (Cost $6,760,608)					6,760,655
Total Investments (100.5%) (Cost $451,565,582)					760,595,390
Other Asset and Liabilities-Net (-0.5%)4,5,6					(4,007,367)
Net Assets (100%)					756,588,023

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,422,167,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $3,693,207,000 of collateral received for securities on loan.
5	Securities with a value of $127,519,000 and cash of $2,605,000 have been segregated as initial margin for open futures contracts.
6	Cash of $1,800,000 has been segregated as collateral for open over-the-counter swap contracts. ADR—American Depositary Receipt.
CVR—Contingent Value Rights. REIT—Real Estate Investment Trust.

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018		17,809	2,599,223	4,868
E-mini Russell 2000 Index	December 2018		1,914	162,767	(2,683)
E-mini S&P Mid-Cap 400 Index	December 2018		240	48,605	(686)
					1,499

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received (Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	10/11/2018	GSCM	840	2.818%	(23)
Ambac Financial Group Inc.	10/11/2018	GSCM	1,994	2.818%	(56)
Ambac Financial Group Inc.	10/11/2018	GSCM	11,523	2.568%	(320)
SLM Corp.	11/9/2018	GSI	48,655	2.531%	(2,385)
					(2,784)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.

1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Total Stock Market Index Fund

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund

Total Stock Market Index Fund

cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	753,156,856	671,995	5,884
Temporary Cash Investments	6,601,136	159,519	—
Futures Contracts—Assets[1]	1,521	—	—
Futures Contracts—Liabilities[1]	(1,909)	—	—
Swap Contracts—Liabilities	—	(2,784)	—
Total	759,757,604	828,730	5,884
1 Represents variation margin on the last day of the reporting period.

Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)1
Basic Materials (2.9%)
DowDuPont Inc.	13,090,924	841,877
Air Products & Chemicals Inc.	1,244,368	207,872
LyondellBasell Industries NV Class A	1,767,908	181,228
PPG Industries Inc.	1,373,898	149,934
International Paper Co.	2,320,769	114,066
Nucor Corp.	1,797,151	114,029
Freeport-McMoRan Inc.	7,806,449	108,666
Newmont Mining Corp.	3,024,137	91,329
Celanese Corp. Class A	766,201	87,347
Eastman Chemical Co.	721,900	69,100
Mosaic Co.	1,965,715	63,846
Avery Dennison Corp.	496,259	53,770
Reliance Steel & Aluminum Co.	390,148	33,276
* Alcoa Corp.	528,765	21,362
Westlake Chemical Corp.	219,998	18,284
		2,155,986
Consumer Goods (8.8%)
Procter & Gamble Co.	14,123,028	1,175,460
Coca-Cola Co.	21,718,926	1,003,197
PepsiCo Inc.	8,025,184	897,216
Mondelez International Inc. Class A	8,318,781	357,375
Altria Group Inc.	5,346,688	322,459
General Motors Co.	7,204,182	242,565
Kimberly-Clark Corp.	1,973,367	224,253
Ford Motor Co.	22,201,698	205,366
VF Corp.	1,799,243	168,139
Archer-Daniels-Midland Co.	3,175,239	159,619
General Mills Inc.	3,382,457	145,175
Aptiv plc	1,502,836	126,088
Kellogg Co.	1,573,954	110,208
Tyson Foods Inc. Class A	1,679,439	99,977
Genuine Parts Co.	791,982	78,723
Conagra Brands Inc.	2,222,491	75,498
Hasbro Inc.	648,584	68,179
PVH Corp.	437,199	63,131
JM Smucker Co.	614,073	63,010
Molson Coors Brewing Co. Class B	999,415	61,464
* Michael Kors Holdings Ltd.	804,731	55,172
Bunge Ltd.	801,125	55,045
Clorox Co.	363,524	54,678
Lear Corp.	371,978	53,937
BorgWarner Inc.	1,186,084	50,741
Newell Brands Inc.	2,413,363	48,991
Garmin Ltd.	696,121	48,763
Whirlpool Corp.	365,888	43,449
Ralph Lauren Corp. Class A	313,282	43,092
DR Horton Inc.	1,019,773	43,014
Harley-Davidson Inc.	944,597	42,790

Tapestry Inc.	816,425	41,042
^ Campbell Soup Co.	1,107,499	40,568
Lennar Corp. Class A	849,166	39,648
Hanesbrands Inc.	2,043,708	37,666
PulteGroup Inc.	1,446,566	35,831
Jefferies Financial Group Inc.	1,606,273	35,274
Hormel Foods Corp.	755,252	29,757
Lamb Weston Holdings Inc.	415,866	27,697
* Keurig Dr Pepper Inc.	1,181,012	27,364
Ingredion Inc.	201,568	21,157
Goodyear Tire & Rubber Co.	673,161	15,745
Coty Inc. Class A	1,171,291	14,711
* Elanco Animal Health Inc.	404,146	14,101
Lennar Corp. Class B	14,996	577
* Pilgrim's Pride Corp.	106	2
		6,567,914
Consumer Services (6.9%)
Walmart Inc.	8,371,447	786,163
CVS Health Corp.	5,776,095	454,694
Walgreens Boots Alliance Inc.	4,785,200	348,841
Twenty-First Century Fox Inc. Class A	5,980,854	277,093
Target Corp.	2,987,456	263,524
Delta Air Lines Inc.	3,528,585	204,058
Sysco Corp.	2,654,982	194,477
* eBay Inc.	5,336,486	176,211
McKesson Corp.	1,133,967	150,421
Carnival Corp.	2,257,929	143,988
Las Vegas Sands Corp.	2,236,382	132,685
Kroger Co.	4,521,933	131,633
Twenty-First Century Fox Inc.	2,717,250	124,504
* United Continental Holdings Inc.	1,315,318	117,142
CBS Corp. Class B	1,931,681	110,975
Best Buy Co. Inc.	1,347,769	106,959
American Airlines Group Inc.	2,352,877	97,244
Omnicom Group Inc.	1,273,863	86,648
AmerisourceBergen Corp. Class A	921,098	84,944
Darden Restaurants Inc.	701,249	77,972
Kohl's Corp.	948,375	70,701
Viacom Inc. Class B	2,052,523	69,293
Advance Auto Parts Inc.	399,520	67,251
Macy's Inc.	1,743,452	60,550
Aramark	1,398,086	60,146
* Discovery Communications Inc.	1,921,850	56,848
Nielsen Holdings plc	2,014,476	55,720
* Qurate Retail Group Inc. QVC Group Class A	2,446,978	54,347
* Liberty Broadband Corp.	599,633	50,549
Interpublic Group of Cos. Inc.	2,179,027	49,834
Alaska Air Group Inc.	698,077	48,070
Gap Inc.	1,649,103	47,577
* DISH Network Corp. Class A	1,237,516	44,254
Tiffany & Co.	329,910	42,549
L Brands Inc.	1,337,371	40,522
* Liberty Media Corp-Liberty SiriusXM C	928,910	40,361
Nordstrom Inc.	664,309	39,732
MGM Resorts International	1,372,837	38,316
News Corp. Class A	2,851,304	37,609
* CarMax Inc.	500,881	37,401

	Altice USA Inc. Class A	1,943,925	35,263
*,^ Discovery Communications Inc. Class A		858,750	27,480
*	Liberty Media Corp-Liberty SiriusXM A	465,864	20,237
	Wyndham Hotels & Resorts Inc.	283,584	15,759
*	Liberty Broadband Corp. Class A	148,703	12,540
	CBS Corp. Class A	32,611	1,893
	News Corp. Class B	18,801	256
	Viacom Inc. Class A	5,457	199
	Wyndham Destinations Inc.	106	5
			5,195,438
Financials (23.3%)
*	Berkshire Hathaway Inc. Class B	11,102,137	2,377,079
	JPMorgan Chase & Co.	19,069,497	2,151,802
	Bank of America Corp.	53,838,382	1,586,079
	Wells Fargo & Co.	24,594,238	1,292,673
	Citigroup Inc.	14,278,902	1,024,368
	US Bancorp	8,778,752	463,606
	Goldman Sachs Group Inc.	1,927,289	432,175
	American Express Co.	3,907,850	416,147
	Morgan Stanley	7,421,493	345,619
	PNC Financial Services Group Inc.	2,502,012	340,749
	Chubb Ltd.	2,495,997	333,565
	CME Group Inc.	1,931,834	328,818
	American International Group Inc.	5,039,027	268,278
	Bank of New York Mellon Corp.	5,103,253	260,215
	Capital One Financial Corp.	2,712,994	257,545
	Prudential Financial Inc.	2,366,469	239,771
	Progressive Corp.	3,308,008	235,001
	BB&T Corp.	4,395,761	213,370
	Aflac Inc.	4,357,123	205,090
	MetLife Inc.	4,234,800	197,850
	Travelers Cos. Inc.	1,519,227	197,059
	Allstate Corp.	1,964,918	193,937
	SunTrust Banks Inc.	2,615,079	174,661
	State Street Corp.	2,045,345	171,359
	Discover Financial Services	1,944,573	148,663
	Equity Residential	2,088,150	138,361
	Northern Trust Corp.	1,203,428	122,906
	M&T Bank Corp.	734,561	120,865
	Ameriprise Financial Inc.	805,032	118,871
	KeyCorp	5,971,604	118,775
	Synchrony Financial	3,783,679	117,597
	Regions Financial Corp.	6,257,754	114,830
	Ventas Inc.	2,022,241	109,970
	Fifth Third Bancorp	3,782,210	105,599
	Citizens Financial Group Inc.	2,701,385	104,192
	Hartford Financial Services Group Inc.	2,031,674	101,502
	Principal Financial Group Inc.	1,616,135	94,689
	Huntington Bancshares Inc.	6,256,697	93,350
	Host Hotels & Resorts Inc.	4,206,467	88,756
	Lincoln National Corp.	1,229,611	83,196
	Annaly Capital Management Inc.	7,344,412	75,133
	KKR & Co. Inc. Class A	2,697,641	73,565
	Loews Corp.	1,434,172	72,038
	HCP Inc.	2,663,652	70,107
	Weyerhaeuser Co.	2,148,272	69,325
	Welltower Inc.	1,057,604	68,025

Cincinnati Financial Corp.	877,172	67,376
* Arch Capital Group Ltd.	2,185,452	65,148
Ally Financial Inc.	2,395,258	63,355
Fidelity National Financial Inc.	1,483,992	58,395
Duke Realty Corp.	2,026,641	57,496
Nasdaq Inc.	653,305	56,054
Zions Bancorporation	1,103,677	55,349
Franklin Resources Inc.	1,794,653	54,575
Invesco Ltd.	2,333,105	53,381
Everest Re Group Ltd.	231,497	52,890
Alleghany Corp.	80,545	52,558
Reinsurance Group of America Inc. Class A	361,206	52,216
AGNC Investment Corp.	2,679,536	49,920
Torchmark Corp.	575,467	49,887
Unum Group	1,241,311	48,498
Western Union Co.	2,539,813	48,409
* Athene Holding Ltd. Class A	888,893	45,920
Voya Financial Inc.	909,951	45,197
Macerich Co.	801,194	44,298
Comerica Inc.	485,857	43,824
WR Berkley Corp.	518,833	41,470
Affiliated Managers Group Inc.	303,129	41,444
VEREIT Inc.	5,485,557	39,825
Kimco Realty Corp.	2,272,344	38,039
Jones Lang LaSalle Inc.	258,344	37,284
Lazard Ltd. Class A	736,338	35,440
Raymond James Financial Inc.	372,526	34,291
People's United Financial Inc.	1,983,152	33,952
CIT Group Inc.	642,391	33,154
Camden Property Trust	263,375	24,644
SL Green Realty Corp.	245,410	23,935
AXA Equitable Holdings Inc.	948,563	20,347
* Brighthouse Financial Inc.	340,118	15,047
New York Community Bancorp Inc.	1,324,236	13,732
* Berkshire Hathaway Inc. Class A	14	4,480
Brookfield Property Partners LP	8,972	187
		17,419,148
Health Care (15.7%)
Johnson & Johnson	15,222,527	2,103,297
Pfizer Inc.	33,262,440	1,465,876
UnitedHealth Group Inc.	5,461,127	1,452,878
Merck & Co. Inc.	15,090,597	1,070,527
Amgen Inc.	3,672,746	761,323
Abbott Laboratories	9,953,850	730,214
Eli Lilly & Co.	5,484,481	588,540
Gilead Sciences Inc.	7,355,599	567,926
Anthem Inc.	1,474,722	404,148
Aetna Inc.	1,857,278	376,749
Allergan plc	1,926,302	366,922
* Express Scripts Holding Co.	3,190,022	303,084
Cigna Corp.	1,381,316	287,659
Humana Inc.	781,826	264,664
HCA Healthcare Inc.	1,571,392	218,612
Zimmer Biomet Holdings Inc.	1,154,413	151,771
Baxter International Inc.	1,440,319	111,034
* Mylan NV	2,778,658	101,699
Cardinal Health Inc.	1,753,058	94,665

Quest Diagnostics Inc.	775,911	83,729
* Hologic Inc.	1,544,668	63,300
* DaVita Inc.	710,526	50,895
Perrigo Co. plc	699,081	49,495
Dentsply Sirona Inc.	1,262,224	47,636
Universal Health Services Inc. Class B	244,333	31,235
		11,747,878
Industrials (10.4%)
Honeywell International Inc.	4,212,850	701,018
United Technologies Corp.	4,312,646	602,951
General Electric Co.	49,313,562	556,750
Caterpillar Inc.	3,371,646	514,142
CSX Corp.	4,628,274	342,724
Raytheon Co.	1,618,287	334,435
Northrop Grumman Corp.	987,749	313,482
General Dynamics Corp.	1,429,516	292,651
Norfolk Southern Corp.	1,588,345	286,696
Deere & Co.	1,839,628	276,551
Emerson Electric Co.	3,564,520	272,971
Waste Management Inc.	2,430,984	219,664
Eaton Corp. plc	2,459,362	213,300
Danaher Corp.	1,786,732	194,146
Johnson Controls International plc	5,249,491	183,732
TE Connectivity Ltd.	1,978,061	173,931
FedEx Corp.	675,380	162,625
Ingersoll-Rand plc	1,392,277	142,430
Parker-Hannifin Corp.	751,195	138,167
PACCAR Inc.	1,989,541	135,667
Cummins Inc.	880,550	128,622
Stanley Black & Decker Inc.	868,080	127,122
Illinois Tool Works Inc.	856,418	120,858
Willis Towers Watson plc	742,239	104,611
WW Grainger Inc.	270,559	96,700
L3 Technologies Inc.	444,722	94,557
Textron Inc.	1,269,304	90,717
Republic Services Inc. Class A	1,200,500	87,228
Ball Corp.	1,952,099	85,873
WestRock Co.	1,447,987	77,380
* First Data Corp. Class A	3,041,722	74,431
Dover Corp.	838,334	74,218
Alliance Data Systems Corp.	264,997	62,582
Jacobs Engineering Group Inc.	805,658	61,633
Arconic Inc.	2,463,439	54,220
Fluor Corp.	799,580	46,456
Pentair plc	896,044	38,844
Allison Transmission Holdings Inc.	742,118	38,598
* United Rentals Inc.	234,775	38,409
* Crown Holdings Inc.	766,465	36,790
* Arrow Electronics Inc.	495,381	36,519
Xerox Corp.	1,228,009	33,132
ManpowerGroup Inc.	368,433	31,671
Flowserve Corp.	372,604	20,378
Sealed Air Corp.	450,992	18,107
Owens Corning	314,824	17,085
^ ADT Inc.	650,387	6,107

*	Stericycle Inc.	185	11
			7,760,892
Oil & Gas (7.9%)
	Exxon Mobil Corp.	24,022,195	2,042,367
	Chevron Corp.	10,871,388	1,329,353
	ConocoPhillips	6,592,389	510,251
	Valero Energy Corp.	2,426,032	275,961
	Phillips 66	2,371,745	267,343
	Marathon Petroleum Corp.	2,589,971	207,120
	Kinder Morgan Inc.	10,645,940	188,753
	Williams Cos. Inc.	6,869,190	186,773
	Andeavor	814,415	125,013
	Marathon Oil Corp.	4,844,347	112,776
	Devon Energy Corp.	2,743,920	109,592
	Halliburton Co.	2,372,560	96,160
	National Oilwell Varco Inc.	2,173,269	93,625
	Baker Hughes a GE Co.	2,336,765	79,053
	HollyFrontier Corp.	998,868	69,821
	EQT Corp.	1,497,996	66,256
	Hess Corp.	808,904	57,901
	OGE Energy Corp.	1,132,509	41,133
	Helmerich & Payne Inc.	146,169	10,052
	Apache Corp.	848	40
			5,869,343
Technology (15.2%)
	Microsoft Corp.	43,511,110	4,976,366
	Cisco Systems Inc.	26,684,382	1,298,195
	Intel Corp.	26,163,464	1,237,270
	Oracle Corp.	15,812,372	815,286
	International Business Machines Corp.	5,178,764	783,081
	QUALCOMM Inc.	7,903,463	569,286
	HP Inc.	8,981,560	231,455
	Corning Inc.	4,598,148	162,315
	DXC Technology Co.	1,595,918	149,250
	Hewlett Packard Enterprise Co.	8,411,589	137,193
	NetApp Inc.	1,471,612	126,397
	Motorola Solutions Inc.	920,022	119,732
*	Dell Technologies Inc. Class V	1,130,167	109,762
	Western Digital Corp.	1,571,080	91,971
*	Synopsys Inc.	843,143	83,142
	CA Inc.	1,782,185	78,683
	CDW Corp.	858,953	76,378
	Symantec Corp.	3,531,526	75,151
	Seagate Technology plc	1,467,907	69,505
	Marvell Technology Group Ltd.	3,522,807	67,990
	Juniper Networks Inc.	1,957,712	58,673
*	Qorvo Inc.	356,404	27,404
			11,344,485
Telecommunications (3.7%)
	AT&T Inc.	41,205,955	1,383,696
	Verizon Communications Inc.	23,445,236	1,251,741
	CenturyLink Inc.	5,511,826	116,851
*	Sprint Corp.	3,468,569	22,684
			2,774,972
Utilities (5.2%)
	NextEra Energy Inc.	2,710,609	454,298

	Duke Energy Corp.			4,042,438	323,476
	Dominion Energy Inc.			3,710,511	260,775
	Southern Co.			5,752,561	250,812
	Exelon Corp.			5,478,230	239,180
	American Electric Power Co. Inc.			2,795,845	198,169
	Sempra Energy			1,552,102	176,552
	Public Service Enterprise Group Inc.			2,867,928	151,398
	Xcel Energy Inc.			2,888,917	136,386
*	PG&E Corp.			2,934,155	135,000
	Consolidated Edison Inc.			1,764,870	134,465
	Edison International			1,847,813	125,060
	WEC Energy Group Inc.			1,790,231	119,516
	PPL Corp.			3,971,151	116,196
	DTE Energy Co.			1,030,985	112,511
	Eversource Energy			1,798,234	110,484
	FirstEnergy Corp.			2,759,083	102,555
	American Water Works Co. Inc.			1,024,003	90,082
	Ameren Corp.			1,385,171	87,571
	Evergy Inc.			1,541,376	84,652
	Entergy Corp.			1,025,798	83,223
	CMS Energy Corp.			1,605,617	78,675
	CenterPoint Energy Inc.			2,792,730	77,219
	Alliant Energy Corp.			1,351,280	57,524
	AES Corp.			3,762,755	52,679
	NiSource Inc.			2,057,955	51,284
	Pinnacle West Capital Corp.			637,740	50,496
*	Vistra Energy Corp.			1,176,896	29,281
	Avangrid Inc.			349,645	16,758
	SCANA Corp.			306	12
					3,906,289
Total Common Stocks (Cost $56,704,636)					74,742,345
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		2.209%		1,743,853	174,385

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.928%	10/4/18	1,000	1,000
4	United States Treasury Bill	2.078%	11/15/18	6,000	5,984
4	United States Treasury Bill	2.122%	1/10/19	1,000	994
4	United States Treasury Bill	2.199%	1/24/19	1,000	993
4	United States Treasury Bill	2.280%	2/7/19	5,000	4,960
4	United States Treasury Bill	2.313%	2/28/19	600	594
					14,525
Total Temporary Cash Investments (Cost $188,918)					188,910
Total Investments (100.3%) (Cost $56,893,554)					74,931,255
Other Assets and Liabilities-Net (-0.3%)3					(189,544)
Net Assets (100%)					74,741,711

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,021,000.

1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $20,902,000 of collateral received for securities on loan.
4	Securities with a value of $10,070,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	150	21,893	(1)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

Value Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	74,742,345	—	—
Temporary Cash Investments	174,385	14,525	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	74,916,729	14,525	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)1
Basic Materials (1.2%)
	Praxair Inc.	2,032,802	326,732
	Ecolab Inc.	1,837,890	288,144
	CF Industries Holdings Inc.	1,649,761	89,813
	International Flavors & Fragrances Inc.	640,237	89,070
	FMC Corp.	951,733	82,972
	Albemarle Corp.	766,655	76,497
*	Axalta Coating Systems Ltd.	1,530,748	44,637
	Steel Dynamics Inc.	788,689	35,641
			1,033,506
Consumer Goods (6.5%)
	Philip Morris International Inc.	10,988,030	895,964
	NIKE Inc. Class B	9,051,871	766,875
	Activision Blizzard Inc.	5,119,637	425,903
	Colgate-Palmolive Co.	6,133,952	410,668
	Altria Group Inc.	6,662,573	401,820
*	Electronic Arts Inc.	2,154,628	259,611
	Constellation Brands Inc. Class A	1,127,254	243,059
*,^ Tesla Inc.		904,061	239,368
	Kraft Heinz Co.	4,308,850	237,461
	Estee Lauder Cos. Inc. Class A	1,584,419	230,248
*	Monster Beverage Corp.	2,929,361	170,723
*	Lululemon Athletica Inc.	755,491	122,760
	McCormick & Co. Inc.	857,202	112,936
*	Take-Two Interactive Software Inc.	804,623	111,030
	Church & Dwight Co. Inc.	1,733,763	102,934
	Hershey Co.	998,436	101,840
	Brown-Forman Corp. Class B	1,983,989	100,291
*	Mohawk Industries Inc.	448,460	78,637
	Clorox Co.	452,760	68,100
*	LKQ Corp.	2,136,381	67,659
*	NVR Inc.	24,303	60,048
	DR Horton Inc.	1,262,918	53,270
	Fortune Brands Home & Security Inc.	1,007,379	52,746
	Tapestry Inc.	1,016,449	51,097
	Lennar Corp. Class A	1,027,508	47,974
*	WABCO Holdings Inc.	374,040	44,114
	Polaris Industries Inc.	418,110	42,208
	Hormel Foods Corp.	939,590	37,020
	Lamb Weston Holdings Inc.	517,069	34,437
*	Wayfair Inc.	200,181	29,561
*,^ Under Armour Inc. Class A		1,325,288	28,123
*,^ Under Armour Inc.		1,328,331	25,849
	Coty Inc. Class A	1,461,235	18,353
*	Elanco Animal Health Inc.	97,142	3,389
	Lennar Corp. Class B	61,073	2,351
	Newell Brands Inc.	369	7
			5,678,434

Consumer Services (21.1%)
* Amazon.com Inc.	2,930,419	5,869,629
Home Depot Inc.	8,087,384	1,675,302
Walt Disney Co.	9,987,113	1,167,893
Comcast Corp. Class A	32,320,928	1,144,484
* Netflix Inc.	2,924,105	1,093,995
McDonald's Corp.	5,483,781	917,382
Costco Wholesale Corp.	3,099,723	728,063
* Booking Holdings Inc.	335,565	665,761
Lowe's Cos. Inc.	5,446,009	625,311
Starbucks Corp.	9,059,445	514,939
TJX Cos. Inc.	4,198,299	470,293
* Charter Communications Inc. Class A	1,147,300	373,882
Ross Stores Inc.	2,661,679	263,772
Marriott International Inc. Class A	1,839,555	242,876
Southwest Airlines Co.	3,645,377	227,654
Dollar General Corp.	1,891,275	206,716
Yum! Brands Inc.	2,243,372	203,945
* O'Reilly Automotive Inc.	569,491	197,796
Hilton Worldwide Holdings Inc.	2,107,750	170,264
Royal Caribbean Cruises Ltd.	1,181,730	153,554
* AutoZone Inc.	186,882	144,964
* Dollar Tree Inc.	1,680,775	137,067
* Ulta Beauty Inc.	404,135	114,015
Expedia Group Inc.	821,098	107,137
Wynn Resorts Ltd.	691,163	87,819
Domino's Pizza Inc.	295,884	87,227
* Norwegian Cruise Line Holdings Ltd.	1,409,014	80,920
* Chipotle Mexican Grill Inc. Class A	176,874	80,393
Tractor Supply Co.	861,070	78,254
* Copart Inc.	1,395,059	71,887
FactSet Research Systems Inc.	271,141	60,657
Tiffany & Co.	411,048	53,013
^ Sirius XM Holdings Inc.	7,917,957	50,042
MGM Resorts International	1,712,470	47,795
* CarMax Inc.	624,177	46,607
* GrubHub Inc.	319,446	44,282
Rollins Inc.	693,845	42,109
Vail Resorts Inc.	142,418	39,082
Hyatt Hotels Corp. Class A	290,609	23,130
Wyndham Hotels & Resorts Inc.	353,764	19,659
* TripAdvisor Inc.	375,796	19,192
* Carvana Co. Class A	108,905	6,435
Carnival Corp.	975	62
Wyndham Destinations Inc.	125	5
		18,355,264
Financials (12.4%)
Visa Inc. Class A	12,558,146	1,884,852
Mastercard Inc. Class A	6,520,951	1,451,629
American Tower Corp.	3,116,074	452,766
Charles Schwab Corp.	8,594,930	422,441
Simon Property Group Inc.	2,185,709	386,324
BlackRock Inc.	789,611	372,167
S&P Global Inc.	1,777,638	347,333
Crown Castle International Corp.	2,932,334	326,457
Intercontinental Exchange Inc.	4,053,211	303,545
Prologis Inc.	4,449,085	301,603

Marsh & McLennan Cos. Inc.	3,569,588	295,276
Aon plc	1,715,304	263,779
Equinix Inc.	562,012	243,289
Public Storage	1,046,932	211,093
Moody's Corp.	1,152,964	192,776
T. Rowe Price Group Inc.	1,632,259	178,210
AvalonBay Communities Inc.	977,223	177,024
Digital Realty Trust Inc.	1,456,895	163,872
Boston Properties Inc.	1,091,716	134,379
* SBA Communications Corp. Class A	811,828	130,404
* IHS Markit Ltd.	2,355,292	127,092
* SVB Financial Group	376,393	116,994
Realty Income Corp.	2,050,936	116,678
Essex Property Trust Inc.	466,974	115,207
Equifax Inc.	851,135	111,133
* Markel Corp.	93,238	110,812
First Republic Bank	1,150,253	110,424
TD Ameritrade Holding Corp.	2,006,184	105,987
MSCI Inc. Class A	596,498	105,825
* CBRE Group Inc. Class A	2,282,045	100,638
* E*TRADE Financial Corp.	1,835,509	96,162
Arthur J Gallagher & Co.	1,289,055	95,957
Alexandria Real Estate Equities Inc.	747,775	94,063
Vornado Realty Trust	1,210,614	88,375
Weyerhaeuser Co.	2,680,147	86,488
Welltower Inc.	1,315,113	84,588
Mid-America Apartment Communities Inc.	803,661	80,511
UDR Inc.	1,889,372	76,387
Cboe Global Markets Inc.	790,417	75,848
Regency Centers Corp.	1,138,118	73,602
Extra Space Storage Inc.	847,894	73,462
Iron Mountain Inc.	2,023,224	69,842
Federal Realty Investment Trust	518,362	65,557
SEI Investments Co.	997,698	60,959
Comerica Inc.	605,338	54,602
* Black Knight Inc.	1,003,271	52,120
Invitation Homes Inc.	2,018,734	46,249
Raymond James Financial Inc.	465,887	42,885
Camden Property Trust	330,090	30,887
SL Green Realty Corp.	306,422	29,885
Interactive Brokers Group Inc.	504,242	27,890
Ventas Inc.	872	47
Jones Lang LaSalle Inc.	101	15
		10,766,390
Health Care (11.5%)
AbbVie Inc.	10,703,810	1,012,366
Medtronic plc	9,554,625	939,888
Bristol-Myers Squibb Co.	11,535,197	716,105
Thermo Fisher Scientific Inc.	2,847,137	694,929
* Biogen Inc.	1,423,999	503,113
Becton Dickinson and Co.	1,891,238	493,613
* Intuitive Surgical Inc.	804,008	461,501
* Celgene Corp.	4,972,129	444,956
* Illumina Inc.	1,039,058	381,397
* Boston Scientific Corp.	9,775,161	376,344
Stryker Corp.	2,114,826	375,762
* Vertex Pharmaceuticals Inc.	1,806,609	348,206

Zoetis Inc.	3,405,990	311,852
* Edwards Lifesciences Corp.	1,480,034	257,674
* Regeneron Pharmaceuticals Inc.	562,763	227,379
* Align Technology Inc.	539,352	211,005
* Alexion Pharmaceuticals Inc.	1,496,763	208,065
* Centene Corp.	1,378,330	199,555
* IDEXX Laboratories Inc.	612,093	152,815
* IQVIA Holdings Inc.	1,145,651	148,637
Baxter International Inc.	1,793,895	138,291
* ABIOMED Inc.	301,347	135,531
* Laboratory Corp. of America Holdings	720,365	125,113
* BioMarin Pharmaceutical Inc.	1,253,305	121,533
ResMed Inc.	1,008,565	116,328
Cooper Cos. Inc.	347,099	96,199
* Henry Schein Inc.	1,082,367	92,034
* Incyte Corp.	1,275,377	88,103
Teleflex Inc.	323,763	86,150
* Nektar Therapeutics Class A	1,218,872	74,302
* Varian Medical Systems Inc.	647,136	72,434
* Jazz Pharmaceuticals plc	405,718	68,213
* Seattle Genetics Inc.	729,556	56,263
* Alnylam Pharmaceuticals Inc.	639,042	55,929
* WellCare Health Plans Inc.	174,112	55,801
* Alkermes plc	1,100,302	46,697
* DexCom Inc.	312,058	44,637
Universal Health Services Inc. Class B	304,318	38,904
		9,977,624
Industrials (14.6%)
Boeing Co.	3,858,066	1,434,815
3M Co.	4,146,549	873,719
Union Pacific Corp.	5,227,240	851,151
Accenture plc Class A	4,529,096	770,852
* PayPal Holdings Inc.	7,948,413	698,189
Lockheed Martin Corp.	1,711,111	591,976
United Parcel Service Inc. Class B	4,900,184	572,096
Automatic Data Processing Inc.	2,941,757	443,205
Sherwin-Williams Co.	594,061	270,422
Fidelity National Information Services Inc.	2,324,288	253,510
Danaher Corp.	2,225,761	241,851
* Fiserv Inc.	2,862,185	235,787
Roper Technologies Inc.	730,510	216,384
* Worldpay Inc. Class A	2,132,999	216,009
FedEx Corp.	841,231	202,560
* Square Inc.	2,025,279	200,523
Amphenol Corp. Class A	2,123,046	199,609
^ Fortive Corp.	2,221,198	187,402
Paychex Inc.	2,283,894	168,209
Rockwell Automation Inc.	870,705	163,275
Rockwell Collins Inc.	1,162,027	163,230
Agilent Technologies Inc.	2,261,719	159,542
Illinois Tool Works Inc.	1,066,794	150,546
Waste Connections Inc.	1,862,432	148,566
Global Payments Inc.	1,118,170	142,455
* FleetCor Technologies Inc.	624,772	142,348
* Verisk Analytics Inc. Class A	1,105,937	133,321
AMETEK Inc.	1,639,457	129,714
* TransDigm Group Inc.	334,405	124,499

	Cintas Corp.	601,010	118,886
	Fastenal Co.	2,028,372	117,686
	Total System Services Inc.	1,160,468	114,585
*	Mettler-Toledo International Inc.	178,229	108,538
	Broadridge Financial Solutions Inc.	822,213	108,491
*	CoStar Group Inc.	257,216	108,247
	Vulcan Materials Co.	935,262	104,001
*	XPO Logistics Inc.	896,691	102,375
	Xylem Inc.	1,269,664	101,408
*	Waters Corp.	517,554	100,757
	TransUnion	1,304,980	96,020
	CH Robinson Worldwide Inc.	979,434	95,906
	Expeditors International of Washington Inc.	1,232,527	90,628
	Old Dominion Freight Line Inc.	521,479	84,094
	Kansas City Southern	722,202	81,811
	Martin Marietta Materials Inc.	444,833	80,937
	Masco Corp.	2,174,179	79,575
	Huntington Ingalls Industries Inc.	306,263	78,428
*	Trimble Inc.	1,764,285	76,676
	JB Hunt Transport Services Inc.	618,410	73,554
	Packaging Corp. of America	667,380	73,205
	Snap-on Inc.	398,706	73,202
	Wabtec Corp.	613,039	64,296
*	Sensata Technologies Holding plc	1,199,644	59,442
	Robert Half International Inc.	822,244	57,870
	Hubbell Inc. Class B	386,368	51,607
*	United Rentals Inc.	292,517	47,856
*	Keysight Technologies Inc.	661,515	43,845
	Jack Henry & Associates Inc.	272,582	43,635
*	IPG Photonics Corp.	247,609	38,644
	Cognex Corp.	577,711	32,248
	FLIR Systems Inc.	486,970	29,934
	AO Smith Corp.	510,972	27,271
	Sealed Air Corp.	562,054	22,566
	Acuity Brands Inc.	142,067	22,333
	Owens Corning	392,802	21,317
	Stanley Black & Decker Inc.	370	54
	Alliance Data Systems Corp.	121	29
			12,717,722
Oil & Gas (3.9%)
	Schlumberger Ltd.	9,781,823	595,909
	EOG Resources Inc.	4,093,827	522,250
	Occidental Petroleum Corp.	5,405,131	444,140
	Anadarko Petroleum Corp.	3,619,424	243,985
*	Concho Resources Inc.	1,415,470	216,213
	Pioneer Natural Resources Co.	1,204,385	209,792
	ONEOK Inc.	2,905,664	196,975
	Apache Corp.	2,702,630	128,834
	Halliburton Co.	2,958,753	119,918
*	Cheniere Energy Inc.	1,578,570	109,695
	Noble Energy Inc.	3,414,838	106,509
	Diamondback Energy Inc.	697,057	94,235
	Targa Resources Corp.	1,593,685	89,740
	Hess Corp.	1,005,447	71,970
	Cabot Oil & Gas Corp.	3,118,396	70,226
	Cimarex Energy Co.	672,854	62,535
*	Continental Resources Inc.	667,239	45,559

*	Antero Resources Corp.	840,891	14,892
	Helmerich & Payne Inc.	183,290	12,605
	EQT Corp.	650	29
			3,356,011
Technology (28.4%)
	Apple Inc.	30,726,434	6,936,185
*	Facebook Inc. Class A	17,046,735	2,803,506
*	Alphabet Inc. Class A	2,111,714	2,549,008
*	Alphabet Inc. Class C	2,103,274	2,510,194
	NVIDIA Corp.	4,082,536	1,147,274
*	Adobe Systems Inc.	3,461,135	934,333
*	salesforce.com Inc.	4,988,307	793,291
	Broadcom Inc.	3,051,201	752,823
	Texas Instruments Inc.	6,871,689	737,264
	Intuit Inc.	1,722,948	391,798
*	Micron Technology Inc.	8,198,017	370,796
	Cognizant Technology Solutions Corp. Class A	4,101,422	316,425
	Applied Materials Inc.	6,948,467	268,558
*	ServiceNow Inc.	1,258,181	246,138
	Analog Devices Inc.	2,628,969	243,075
*	Autodesk Inc.	1,549,067	241,825
*,^ Advanced Micro Devices Inc.		6,201,947	191,578
*	Red Hat Inc.	1,253,781	170,865
	Lam Research Corp.	1,113,863	168,973
*	Workday Inc. Class A	1,033,387	150,854
	Xilinx Inc.	1,787,613	143,313
*	Cerner Corp.	2,209,357	142,305
*	Palo Alto Networks Inc.	623,703	140,495
	Harris Corp.	829,467	140,354
*	Twitter Inc.	4,827,875	137,401
	Microchip Technology Inc.	1,664,948	131,381
*	VeriSign Inc.	775,468	124,168
*	Splunk Inc.	1,024,978	123,930
*	IAC/InterActiveCorp	547,286	118,608
	Skyworks Solutions Inc.	1,265,057	114,753
	KLA-Tencor Corp.	1,103,529	112,240
*	ANSYS Inc.	595,517	111,171
	Maxim Integrated Products Inc.	1,964,935	110,803
*	Citrix Systems Inc.	910,921	101,258
*	Arista Networks Inc.	370,183	98,417
*	Gartner Inc.	609,895	96,668
*	GoDaddy Inc. Class A	1,110,798	92,630
*	Cadence Design Systems Inc.	1,996,190	90,467
*	F5 Networks Inc.	429,891	85,729
*	VMware Inc. Class A	533,965	83,331
*	Akamai Technologies Inc.	1,138,120	83,254
	SS&C Technologies Holdings Inc.	1,439,310	81,796
	CDK Global Inc.	915,068	57,247
*	Fortinet Inc.	507,695	46,845
*	Veeva Systems Inc. Class A	425,968	46,375
*,^ Snap Inc.		4,083,981	34,632
*	Qorvo Inc.	444,298	34,162
*,^ Match Group Inc.		354,895	20,552
*,^ Dropbox Inc. Class A		633,559	16,998
	LogMeIn Inc.	183,448	16,345
			24,662,391

Telecommunications (0.2%)
*	T-Mobile US Inc.			2,096,213	147,112
*	Zayo Group Holdings Inc.			1,482,057	51,457
					198,569
Total Common Stocks (Cost $47,489,280)					86,745,911
		Coupon
Temporary Cash Investments (0.7%)1
Money Market Fund (0.7%)
2,3 Vanguard Market Liquidity Fund		2.209%		5,721,183	572,119

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.928%	10/4/18	1,000	1,000
4	United States Treasury Bill	1.986%	10/18/18	5,500	5,494
4	United States Treasury Bill	2.027%	11/15/18	2,000	1,995
4	United States Treasury Bill	2.132%	1/3/19	181	180
4	United States Treasury Bill	2.122%	1/10/19	1,000	994
4	United States Treasury Bill	2.280%	2/7/19	9,000	8,927
4	United States Treasury Bill	2.313%	2/28/19	200	198
					18,788
Total Temporary Cash Investments (Cost $590,916)					590,907
Total Investments (100.5%) (Cost $48,080,196)					87,336,818
Other Assets and Liabilities-Net (-0.5%)3					(472,048)
Net Assets (100%)					86,864,770

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $363,080,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $396,068,000 of collateral received for securities on loan.
4	Securities with a value of $9,957,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	1,003	146,388	300

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are

Growth Index Fund

valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

Growth Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	86,558,509	187,402	—
Temporary Cash Investments	572,119	18,788	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	87,130,583	206,190	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Small-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Basic Materials (4.1%)
	RPM International Inc.	3,409,284	221,399
	Chemours Co.	4,517,188	178,158
	Huntsman Corp.	5,193,405	141,416
	United States Steel Corp.	4,527,267	137,991
	Ashland Global Holdings Inc.	1,595,754	133,820
	Royal Gold Inc.	1,673,577	128,966
	Steel Dynamics Inc.	2,849,861	128,785
	WR Grace & Co.	1,717,992	122,768
	Olin Corp.	4,265,347	109,534
*	Ingevity Corp.	1,073,792	109,398
	Versum Materials Inc.	2,784,168	100,258
*	Cleveland-Cliffs Inc.	7,610,410	96,348
*	Alcoa Corp.	2,381,878	96,228
	Balchem Corp.	823,440	92,299
	NewMarket Corp.	222,819	90,355
	PolyOne Corp.	2,042,743	89,309
	Cabot Corp.	1,415,234	88,763
*	Univar Inc.	2,889,478	88,591
	Domtar Corp.	1,607,023	83,838
	Peabody Energy Corp.	2,331,943	83,110
	Sensient Technologies Corp.	1,079,583	82,599
	Scotts Miracle-Gro Co.	990,988	78,020
	KapStone Paper and Packaging Corp.	2,249,126	76,268
	Carpenter Technology Corp.	1,207,286	71,170
*	Platform Specialty Products Corp.	5,523,078	68,873
	HB Fuller Co.	1,292,449	66,781
	Quaker Chemical Corp.	323,363	65,387
	Minerals Technologies Inc.	902,834	61,032
	Commercial Metals Co.	2,839,303	58,263
	Compass Minerals International Inc.	864,317	58,082
*	Ferro Corp.	2,150,929	49,945
	Innospec Inc.	624,079	47,898
*	GCP Applied Technologies Inc.	1,751,467	46,501
	Worthington Industries Inc.	1,062,004	46,049
	Stepan Co.	518,508	45,115
	Kaiser Aluminum Corp.	403,543	44,010
	Arch Coal Inc. Class A	450,180	40,246
*,^ AK Steel Holding Corp.		8,041,238	39,402
*	Kraton Corp.	811,762	38,275
^	US Silica Holdings Inc.	1,978,854	37,262
	Hecla Mining Co.	12,184,440	33,995
	Warrior Met Coal Inc.	1,206,667	32,628
	Materion Corp.	518,038	31,341
	Schweitzer-Mauduit International Inc.	784,330	30,048
	Tronox Ltd. Class A	2,281,823	27,268
*	CONSOL Energy Inc.	642,424	26,217
*	Coeur Mining Inc.	4,774,393	25,448
	Rayonier Advanced Materials Inc.	1,305,323	24,057
	Innophos Holdings Inc.	500,533	22,224

	PH Glatfelter Co.	1,117,595	21,357
*	Resolute Forest Products Inc.	1,503,662	19,472
	Schnitzer Steel Industries Inc.	651,208	17,615
	Tredegar Corp.	758,272	16,417
*	Koppers Holdings Inc.	510,518	15,903
*	PQ Group Holdings Inc.	864,414	15,101
*	Century Aluminum Co.	1,237,749	14,816
*	TimkenSteel Corp.	914,758	13,602
	American Vanguard Corp.	698,420	12,572
*	Clearwater Paper Corp.	423,068	12,565
	FutureFuel Corp.	669,343	12,410
	Haynes International Inc.	319,524	11,343
*	SunCoke Energy Inc.	821,367	9,544
	Kronos Worldwide Inc.	577,950	9,392
			3,897,847
Consumer Goods (6.6%)
	Pinnacle Foods Inc.	3,046,741	197,459
*,^ Middleby Corp.		1,423,449	184,123
*	US Foods Holding Corp.	5,545,180	170,902
	Pool Corp.	979,578	163,472
*	Post Holdings Inc.	1,616,759	158,507
	Brunswick Corp.	2,216,161	148,527
	Gentex Corp.	6,867,817	147,383
	Leggett & Platt Inc.	3,324,840	145,595
*	Herbalife Nutrition Ltd.	2,609,578	142,352
*,^ Mattel Inc.		8,791,019	138,019
	Toll Brothers Inc.	3,493,636	115,395
	Carter's Inc.	1,127,926	111,214
	Nu Skin Enterprises Inc. Class A	1,347,607	111,070
	Thor Industries Inc.	1,278,801	107,036
*	Wayfair Inc.	723,730	106,873
	Valvoline Inc.	4,874,828	104,858
*	Skechers U.S.A. Inc. Class A	3,451,205	96,392
	Ingredion Inc.	907,778	95,280
*	Deckers Outdoor Corp.	769,118	91,202
	Wolverine World Wide Inc.	2,307,016	90,089
	Energizer Holdings Inc.	1,526,923	89,554
*	Helen of Troy Ltd.	672,719	88,059
	Flowers Foods Inc.	4,578,225	85,430
*	Darling Ingredients Inc.	4,205,557	81,251
*	Zynga Inc. Class A	19,764,360	79,255
	Spectrum Brands Holdings Inc.	1,022,673	76,414
	Columbia Sportswear Co.	805,081	74,929
*	Welbilt Inc.	3,578,226	74,713
	Lancaster Colony Corp.	491,644	73,358
*,^ iRobot Corp.		664,812	73,076
	Delphi Technologies plc	2,270,297	71,197
	Steven Madden Ltd.	1,345,080	71,155
	Goodyear Tire & Rubber Co.	3,027,536	70,814
*	Visteon Corp.	749,782	69,655
	Dana Inc.	3,694,121	68,969
*	TreeHouse Foods Inc.	1,437,000	68,760
*	Edgewell Personal Care Co.	1,382,668	63,921
*,^ Tempur Sealy International Inc.		1,181,969	62,526
*	Hain Celestial Group Inc.	2,260,313	61,300
*	Boston Beer Co. Inc. Class A	211,916	60,926
	Herman Miller Inc.	1,519,074	58,332

	WD-40 Co.	336,592	57,927
	J&J Snack Foods Corp.	382,542	57,722
	Tenneco Inc.	1,313,665	55,358
*	Cooper-Standard Holdings Inc.	454,928	54,582
	Sanderson Farms Inc.	525,292	54,299
	KB Home	2,240,415	53,568
*	Dorman Products Inc.	678,016	52,153
*	G-III Apparel Group Ltd.	1,066,211	51,381
*	Taylor Morrison Home Corp. Class A	2,847,026	51,360
	LCI Industries	611,683	50,647
*	American Axle & Manufacturing Holdings Inc.	2,846,272	49,639
	HNI Corp.	1,116,445	49,392
*	TRI Pointe Group Inc.	3,884,549	48,168
^	B&G Foods Inc.	1,682,681	46,190
*	Meritor Inc.	2,206,914	42,726
*	Gentherm Inc.	931,188	42,323
	Universal Corp.	637,806	41,457
*	USANA Health Sciences Inc.	340,593	41,058
*	Meritage Homes Corp.	987,006	39,382
	Steelcase Inc. Class A	2,091,717	38,697
	La-Z-Boy Inc.	1,191,712	37,658
	Vector Group Ltd.	2,689,600	37,063
	Oxford Industries Inc.	410,252	37,005
	Tupperware Brands Corp.	1,083,401	36,240
	Cooper Tire & Rubber Co.	1,279,040	36,197
*	Central Garden & Pet Co. Class A	1,071,719	35,517
	Interface Inc. Class A	1,518,489	35,457
	Cal-Maine Foods Inc.	727,933	35,159
*	Crocs Inc.	1,645,883	35,041
*	National Beverage Corp.	297,744	34,723
	MDC Holdings Inc.	1,150,832	34,042
*	Fox Factory Holding Corp.	458,285	32,103
	Medifast Inc.	144,691	32,056
*	Sleep Number Corp.	845,943	31,114
	ACCO Brands Corp.	2,668,970	30,159
	Callaway Golf Co.	1,203,978	29,245
*,^ Fitbit Inc. Class A		5,462,402	29,224
	Sturm Ruger & Co. Inc.	422,990	29,207
	Inter Parfums Inc.	438,648	28,271
*	Hostess Brands Inc. Class A	2,551,386	28,244
	Knoll Inc.	1,199,202	28,121
	Seaboard Corp.	7,530	27,937
*	Cavco Industries Inc.	108,552	27,464
*,^ Fossil Group Inc.		1,133,219	26,381
*	Vista Outdoor Inc.	1,468,850	26,278
	Fresh Del Monte Produce Inc.	747,946	25,348
	Andersons Inc.	648,962	24,433
	Acushnet Holdings Corp.	860,930	23,615
*	Pilgrim's Pride Corp.	1,270,339	22,980
	Phibro Animal Health Corp. Class A	514,625	22,077
	Coca-Cola Bottling Co. Consolidated	118,263	21,557
*,^ GoPro Inc. Class A		2,891,995	20,822
*	American Outdoor Brands Corp.	1,322,572	20,540
*	Modine Manufacturing Co.	1,228,403	18,303
	National Presto Industries Inc.	133,641	17,327
	Movado Group Inc.	401,662	16,830
	Dean Foods Co.	2,340,612	16,618

*	American Woodmark Corp.	202,323	15,872
^	Tootsie Roll Industries Inc.	443,266	12,966
	Ethan Allen Interiors Inc.	610,018	12,658
	Superior Industries International Inc.	567,795	9,681
*	Central Garden & Pet Co.	249,115	8,978
*,^ elf Beauty Inc.		609,041	7,753
*,^ Sonos Inc.		383,162	6,146
	Titan International Inc.	635,183	4,713
*,^ Revlon Inc. Class A		204,631	4,563
*,^ Arlo Technologies Inc.		283,528	4,114
			6,265,171
Consumer Services (12.3%)
*	Burlington Stores Inc.	1,727,131	281,384
*	ServiceMaster Global Holdings Inc.	3,462,889	214,803
	KAR Auction Services Inc.	3,430,261	204,752
	Service Corp. International	4,377,633	193,491
*	Live Nation Entertainment Inc.	3,471,024	189,067
*	Five Below Inc.	1,420,785	184,787
*	Liberty Media Corp-Liberty Formula One	4,901,348	182,281
*	Bright Horizons Family Solutions Inc.	1,481,921	174,630
	Sabre Corp.	6,324,054	164,931
*,^ Caesars Entertainment Corp.		15,942,467	163,410
*	GrubHub Inc.	1,155,162	160,129
	Dunkin' Brands Group Inc.	2,139,695	157,738
*	JetBlue Airways Corp.	7,997,542	154,832
	Foot Locker Inc.	2,986,179	152,235
*	Madison Square Garden Co. Class A	464,543	146,480
*	Etsy Inc.	2,752,517	141,424
	Vail Resorts Inc.	515,005	141,328
*	Grand Canyon Education Inc.	1,232,388	139,013
	Williams-Sonoma Inc.	2,068,699	135,955
	Dun & Bradstreet Corp.	948,744	135,206
	H&R Block Inc.	5,247,299	135,118
*	Ollie's Bargain Outlet Holdings Inc.	1,352,404	129,966
*	Trade Desk Inc. Class A	857,137	129,351
	Six Flags Entertainment Corp.	1,824,481	127,385
*	Planet Fitness Inc. Class A	2,251,477	121,647
	Casey's General Stores Inc.	934,894	120,704
	Texas Roadhouse Inc. Class A	1,734,424	120,178
	Cable One Inc.	123,868	109,451
	Dolby Laboratories Inc. Class A	1,562,242	109,310
*	Roku Inc.	1,484,845	108,438
	Cinemark Holdings Inc.	2,685,576	107,960
	Marriott Vacations Worldwide Corp.	962,567	107,567
	American Eagle Outfitters Inc.	4,287,727	106,464
	Wyndham Destinations Inc.	2,412,318	104,598
*	Yelp Inc. Class A	2,030,550	99,903
	Signet Jewelers Ltd.	1,512,248	99,703
*	Stamps.com Inc.	440,549	99,652
	Extended Stay America Inc.	4,824,342	97,596
	World Wrestling Entertainment Inc. Class A	995,998	96,343
	Aaron's Inc.	1,766,943	96,228
*	Acxiom Holdings Inc.	1,878,954	92,839
^	Cracker Barrel Old Country Store Inc.	612,906	90,177
	Nexstar Media Group Inc. Class A	1,105,083	89,954
	New York Times Co. Class A	3,772,017	87,322
*	Weight Watchers International Inc.	1,190,699	85,718

*	Performance Food Group Co.	2,541,252	84,624
*	Sprouts Farmers Market Inc.	3,082,992	84,505
	Wendy's Co.	4,844,343	83,032
*	Hilton Grand Vacations Inc.	2,476,434	81,970
*	Spirit Airlines Inc.	1,743,851	81,909
*	Urban Outfitters Inc.	1,948,565	79,696
	Tribune Media Co. Class A	2,014,420	77,414
*	AMC Networks Inc. Class A	1,161,094	77,027
	Churchill Downs Inc.	277,048	76,936
	Strategic Education Inc.	557,109	76,341
	Hillenbrand Inc.	1,432,044	74,896
*	Cargurus Inc.	1,342,028	74,738
*	Chegg Inc.	2,618,417	74,442
	SkyWest Inc.	1,262,640	74,370
*	Adtalem Global Education Inc.	1,531,542	73,820
	Choice Hotels International Inc.	867,785	72,287
*,^ Eldorado Resorts Inc.		1,481,709	72,011
	AMERCO	200,270	71,426
	John Wiley & Sons Inc. Class A	1,174,236	71,159
*	Penn National Gaming Inc.	2,123,586	69,908
*	TripAdvisor Inc.	1,354,494	69,174
	Boyd Gaming Corp.	2,006,905	67,934
	Dick's Sporting Goods Inc.	1,891,232	67,101
*	Murphy USA Inc.	780,969	66,742
	Dave & Buster's Entertainment Inc.	1,005,578	66,589
	TEGNA Inc.	5,499,409	65,773
*	Liberty Expedia Holdings Inc. Class A	1,391,757	65,468
*,^ RH		497,461	65,172
*	AutoNation Inc.	1,493,762	62,066
	Lions Gate Entertainment Corp. Class B	2,654,647	61,853
	Morningstar Inc.	490,810	61,793
	Graham Holdings Co. Class B	106,573	61,738
*,^ Pandora Media Inc.		6,461,556	61,449
	DSW Inc. Class A	1,758,551	59,580
*	National Vision Holdings Inc.	1,252,839	56,553
*,^ Sally Beauty Holdings Inc.		3,068,829	56,436
	Cheesecake Factory Inc.	1,053,460	56,402
*	Shutterfly Inc.	854,080	56,275
	Monro Inc.	797,778	55,525
	Jack in the Box Inc.	661,346	55,441
*	Avis Budget Group Inc.	1,718,829	55,243
*	Sotheby's	1,120,481	55,117
	PriceSmart Inc.	662,030	53,591
	Sinclair Broadcast Group Inc. Class A	1,859,161	52,707
	Meredith Corp.	1,014,921	51,812
	Bed Bath & Beyond Inc.	3,404,531	51,068
	Wingstop Inc.	746,735	50,980
*	BJ's Wholesale Club Holdings Inc.	1,900,168	50,887
	Children's Place Inc.	397,914	50,853
	Hawaiian Holdings Inc.	1,229,876	49,318
*	Cars.com Inc.	1,782,731	49,221
	Brinker International Inc.	1,041,918	48,689
	Lithia Motors Inc. Class A	592,964	48,421
*	Pinnacle Entertainment Inc.	1,427,518	48,093
	Red Rock Resorts Inc. Class A	1,778,149	47,388
	Office Depot Inc.	14,146,087	45,409
*	Michaels Cos. Inc.	2,789,864	45,280

*	Groupon Inc. Class A	11,612,772	43,780
	Big Lots Inc.	1,028,026	42,961
*	SeaWorld Entertainment Inc.	1,345,748	42,297
	Bloomin' Brands Inc.	2,126,740	42,088
	Allegiant Travel Co. Class A	330,141	41,862
*	Floor & Decor Holdings Inc. Class A	1,365,455	41,196
	Penske Automotive Group Inc.	867,584	41,115
*	Belmond Ltd. Class A	2,234,749	40,784
	Core-Mark Holding Co. Inc.	1,172,848	39,830
	Matthews International Corp. Class A	779,971	39,116
	BJ's Restaurants Inc.	535,929	38,694
*	United Natural Foods Inc.	1,289,779	38,629
*	MSG Networks Inc.	1,479,737	38,177
	Sonic Corp.	874,537	37,902
	GameStop Corp. Class A	2,471,211	37,735
*	Shake Shack Inc. Class A	595,937	37,550
*,^ ANGI Homeservices Inc. Class A		1,588,330	37,294
	Abercrombie & Fitch Co.	1,730,867	36,556
*	At Home Group Inc.	1,134,668	35,776
*	Asbury Automotive Group Inc.	519,779	35,735
	Caleres Inc.	992,888	35,605
*	Scientific Games Corp.	1,400,189	35,565
*,^ Rite Aid Corp.		27,245,640	34,874
	Dine Brands Global Inc.	428,585	34,848
	Lions Gate Entertainment Corp. Class A	1,402,768	34,214
	Guess? Inc.	1,446,768	32,697
	Tailored Brands Inc.	1,270,422	32,002
*	Quotient Technology Inc.	2,063,774	31,989
*	Herc Holdings Inc.	616,801	31,580
	Group 1 Automotive Inc.	482,585	31,320
*	SUPERVALU Inc.	936,074	30,160
*,^ Stitch Fix Inc. Class A		671,946	29,411
	Papa John's International Inc.	564,837	28,965
*	Laureate Education Inc. Class A	1,870,168	28,875
	Gannett Co. Inc.	2,881,603	28,845
	Scholastic Corp.	595,312	27,795
*	Diplomat Pharmacy Inc.	1,417,930	27,522
*,^ TrueCar Inc.		1,951,886	27,522
*	Liberty TripAdvisor Holdings Inc. Class A	1,838,927	27,308
	Chico's FAS Inc.	3,129,372	27,132
	AMC Entertainment Holdings Inc. Class A	1,318,730	27,034
	International Speedway Corp. Class A	594,022	26,018
	Entercom Communications Corp. Class A	3,176,437	25,094
	EW Scripps Co. Class A	1,425,815	23,526
*,^ Carvana Co. Class A		392,520	23,194
^	Dillard's Inc. Class A	300,910	22,972
*	Liberty Media Corp-Liberty Formula One Class A	643,396	22,892
	New Media Investment Group Inc.	1,450,310	22,755
*	Hertz Global Holdings Inc.	1,391,417	22,722
*	Genesco Inc.	481,661	22,686
	National CineMedia Inc.	1,914,716	20,277
*	Express Inc.	1,813,862	20,061
*	Party City Holdco Inc.	1,476,049	20,001
*	Ascena Retail Group Inc.	4,271,204	19,519
*	Houghton Mifflin Harcourt Co.	2,673,015	18,711
*	Rent-A-Center Inc.	1,234,568	17,753
*	Regis Corp.	850,232	17,370

	Buckle Inc.	751,793	17,329
	Weis Markets Inc.	378,932	16,446
*	K12 Inc.	927,571	16,418
*	Fiesta Restaurant Group Inc.	522,438	13,975
*	Zumiez Inc.	489,312	12,893
*,^ JC Penney Co. Inc.		7,659,517	12,715
*	Lumber Liquidators Holdings Inc.	733,152	11,357
	Emerald Expositions Events Inc.	654,282	10,783
	Sonic Automotive Inc. Class A	550,310	10,649
*	BrightView Holdings Inc.	656,450	10,536
*	El Pollo Loco Holdings Inc.	538,416	6,757
*	American Public Education Inc.	199,972	6,609
*	Bojangles' Inc.	419,503	6,586
*	Biglari Holdings Inc. Class B	33,290	6,037
	Cato Corp. Class A	279,950	5,885
	Speedway Motorsports Inc.	317,522	5,668
	Clear Channel Outdoor Holdings Inc. Class A	936,306	5,571
*	Hibbett Sports Inc.	239,797	4,508
*	Lands' End Inc.	244,903	4,298
*	Smart & Final Stores Inc.	681,678	3,886
	Barnes & Noble Inc.	637,482	3,697
	Tile Shop Holdings Inc.	498,374	3,563
*	Biglari Holdings Inc.	2,919	2,691
*,^ Blue Apron Holdings Inc. Class A		1,083,899	1,864
*,^ Sears Holdings Corp.		189,440	183
			11,697,895
Financials (24.7%)
	East West Bancorp Inc.	3,704,703	223,653
	Sun Communities Inc.	2,083,628	211,572
	Equity LifeStyle Properties Inc.	2,060,890	198,773
	Kilroy Realty Corp.	2,686,895	192,624
	American Financial Group Inc.	1,707,330	189,462
	Gaming and Leisure Properties Inc.	5,208,107	183,586
	National Retail Properties Inc.	4,027,761	180,524
	Brown & Brown Inc.	6,067,450	179,415
	Apartment Investment & Management Co.	4,037,575	178,178
	WP Carey Inc.	2,752,348	177,004
	VICI Properties Inc.	7,890,333	170,589
	CyrusOne Inc.	2,676,575	169,695
	Park Hotels & Resorts Inc.	5,155,431	169,201
	Lamar Advertising Co. Class A	2,168,464	168,707
*,^ Omega Healthcare Investors Inc.		5,132,237	168,183
	Old Republic International Corp.	7,336,757	164,197
	MarketAxess Holdings Inc.	912,245	162,827
	Commerce Bancshares Inc.	2,455,486	162,111
	Liberty Property Trust	3,790,300	160,140
	Douglas Emmett Inc.	4,144,100	156,315
	New Residential Investment Corp.	8,711,096	155,232
	Cullen/Frost Bankers Inc.	1,470,277	153,556
	Signature Bank	1,335,050	153,317
	Eaton Vance Corp.	2,870,367	150,866
	PacWest Bancorp	3,127,865	149,043
	Assurant Inc.	1,365,228	147,376
	Forest City Realty Trust Inc. Class A	5,824,622	146,140
	American Campus Communities Inc.	3,511,381	144,528
	First Horizon National Corp.	8,312,020	143,465
	Healthcare Trust of America Inc. Class A	5,317,382	141,815

American Homes 4 Rent Class A	6,443,687	141,052
* Credit Acceptance Corp.	320,520	140,410
Starwood Property Trust Inc.	6,520,295	140,317
First American Financial Corp.	2,709,691	139,793
Medical Properties Trust Inc.	9,352,767	139,450
Webster Financial Corp.	2,357,493	138,998
* Western Alliance Bancorp	2,436,155	138,593
LPL Financial Holdings Inc.	2,139,003	137,987
RenaissanceRe Holdings Ltd.	1,028,853	137,434
CubeSmart	4,762,986	135,888
Brixmor Property Group Inc.	7,749,726	135,698
Hanover Insurance Group Inc.	1,086,716	134,068
Popular Inc.	2,614,425	133,989
Primerica Inc.	1,101,475	132,783
STORE Capital Corp.	4,744,301	131,844
Hudson Pacific Properties Inc.	4,016,428	131,418
Synovus Financial Corp.	2,854,276	130,697
EPR Properties	1,905,242	130,338
* GCI Liberty Inc. Class A	2,538,262	129,451
Sterling Bancorp	5,760,601	126,733
Highwoods Properties Inc.	2,654,003	125,428
* Zillow Group Inc.	2,798,202	123,820
* MGIC Investment Corp.	9,254,027	123,171
* Howard Hughes Corp.	991,521	123,167
Wintrust Financial Corp.	1,441,297	122,424
* Bank OZK	3,123,077	118,552
Prosperity Bancshares Inc.	1,697,289	117,707
Janus Henderson Group plc	4,354,592	117,400
Axis Capital Holdings Ltd.	2,028,162	117,045
Umpqua Holdings Corp.	5,626,515	117,032
IBERIABANK Corp.	1,432,088	116,500
Hospitality Properties Trust	4,003,250	115,454
Associated Banc-Corp	4,401,339	114,435
Pinnacle Financial Partners Inc.	1,890,276	113,700
Life Storage Inc.	1,194,371	113,656
Gramercy Property Trust	4,128,965	113,299
Radian Group Inc.	5,449,664	112,645
Rayonier Inc.	3,317,552	112,166
Assured Guaranty Ltd.	2,633,664	111,220
* Green Dot Corp. Class A	1,208,355	107,326
Senior Housing Properties Trust	6,085,813	106,867
Kemper Corp.	1,322,813	106,420
* Texas Capital Bancshares Inc.	1,281,516	105,917
Sabra Health Care REIT Inc.	4,574,055	105,752
FNB Corp.	8,288,423	105,429
* Essent Group Ltd.	2,381,026	105,360
CoreSite Realty Corp.	941,334	104,620
Hancock Whitney Corp.	2,180,955	103,704
JBG SMITH Properties	2,774,273	102,176
Ryman Hospitality Properties Inc.	1,183,407	101,974
First Industrial Realty Trust Inc.	3,230,043	101,423
RLJ Lodging Trust	4,490,105	98,917
Apple Hospitality REIT Inc.	5,615,645	98,218
LaSalle Hotel Properties	2,828,553	97,840
Chemical Financial Corp.	1,822,880	97,342
First Financial Bankshares Inc.	1,641,324	97,002
^ Blackstone Mortgage Trust Inc. Class A	2,891,731	96,902

United Bankshares Inc.	2,651,397	96,378
* Equity Commonwealth	3,000,668	96,291
Cousins Properties Inc.	10,775,298	95,792
Sunstone Hotel Investors Inc.	5,846,672	95,652
Selective Insurance Group Inc.	1,502,728	95,423
BankUnited Inc.	2,693,277	95,342
Two Harbors Investment Corp.	6,360,892	94,968
MB Financial Inc.	2,042,626	94,185
Healthcare Realty Trust Inc.	3,206,379	93,819
Glacier Bancorp Inc.	2,156,535	92,925
Weingarten Realty Investors	3,115,865	92,728
TCF Financial Corp.	3,858,256	91,865
Navient Corp.	6,757,959	91,097
Valley National Bancorp	8,043,812	90,493
Evercore Inc. Class A	889,689	89,458
CNO Financial Group Inc.	4,206,170	89,255
Taubman Centers Inc.	1,486,269	88,923
Stifel Financial Corp.	1,731,346	88,749
Spirit Realty Capital Inc.	10,979,011	88,491
FirstCash Inc.	1,074,713	88,126
Home BancShares Inc.	4,015,005	87,929
Brookfield Property REIT Inc. Class A	4,115,259	86,132
Uniti Group Inc.	4,267,074	85,982
Bank of Hawaii Corp.	1,074,812	84,813
MFA Financial Inc.	11,510,677	84,603
RLI Corp.	1,073,061	84,321
Paramount Group Inc.	5,554,833	83,822
EastGroup Properties Inc.	870,837	83,269
BGC Partners Inc. Class A	7,031,525	83,113
Erie Indemnity Co. Class A	649,301	82,805
Chimera Investment Corp.	4,562,468	82,718
Cathay General Bancorp	1,973,646	81,788
UMB Financial Corp.	1,152,757	81,730
BancorpSouth Bank	2,460,645	80,463
Community Bank System Inc.	1,305,449	79,724
Corporate Office Properties Trust	2,644,972	78,900
* Zillow Group Inc. Class A	1,782,246	78,775
* SLM Corp.	7,053,459	78,646
Physicians Realty Trust	4,657,073	78,518
National Health Investors Inc.	1,030,040	77,861
American Equity Investment Life Holding Co.	2,190,625	77,461
South State Corp.	940,873	77,152
CVB Financial Corp.	3,395,994	75,799
Old National Bancorp	3,892,766	75,130
First Hawaiian Inc.	2,761,828	75,011
Fulton Financial Corp.	4,503,182	74,978
Investors Bancorp Inc.	6,099,490	74,841
GEO Group Inc.	2,962,427	74,535
CoreCivic Inc.	3,033,314	73,801
STAG Industrial Inc.	2,673,597	73,524
Rexford Industrial Realty Inc.	2,296,962	73,411
Columbia Banking System Inc.	1,872,917	72,613
Colony Capital Inc.	11,906,911	72,513
White Mountains Insurance Group Ltd.	77,355	72,394
Brandywine Realty Trust	4,577,893	71,964
Columbia Property Trust Inc.	3,023,075	71,465
Empire State Realty Trust Inc.	4,302,203	71,460

Outfront Media Inc.	3,563,760	71,097
First Financial Bancorp	2,373,337	70,488
First Midwest Bancorp Inc.	2,635,159	70,069
First Citizens BancShares Inc.Class A	154,922	70,068
Retail Properties of America Inc.	5,618,438	68,489
Washington Federal Inc.	2,135,367	68,332
Legg Mason Inc.	2,187,479	68,315
Xenia Hotels & Resorts Inc.	2,865,568	67,914
* Brighthouse Financial Inc.	1,530,759	67,721
^ Realogy Holdings Corp.	3,262,569	67,339
Kennedy-Wilson Holdings Inc.	3,131,395	67,325
CenterState Bank Corp.	2,313,182	64,885
International Bancshares Corp.	1,437,837	64,703
Pebblebrook Hotel Trust	1,768,005	64,302
ProAssurance Corp.	1,367,240	64,192
* OneMain Holdings Inc.	1,907,875	64,124
Moelis & Co. Class A	1,165,434	63,866
Aspen Insurance Holdings Ltd.	1,525,456	63,764
Great Western Bancorp Inc.	1,506,297	63,551
PS Business Parks Inc.	494,233	62,812
PotlatchDeltic Corp.	1,526,979	62,530
Simmons First National Corp. Class A	2,119,466	62,418
Washington REIT	2,031,740	62,273
Piedmont Office Realty Trust Inc. Class A	3,287,163	62,226
DiamondRock Hospitality Co.	5,321,067	62,097
New York Community Bancorp Inc.	5,957,924	61,784
Union Bankshares Corp.	1,600,117	61,653
Americold Realty Trust	2,452,985	61,374
Urban Edge Properties	2,751,357	60,750
Apollo Commercial Real Estate Finance Inc.	3,158,505	59,601
WesBanco Inc.	1,324,483	59,045
Independent Bank Corp.	702,982	58,066
BOK Financial Corp.	586,028	57,009
First Merchants Corp.	1,264,048	56,870
* Pacific Premier Bancorp Inc.	1,511,411	56,224
Federated Investors Inc. Class B	2,319,464	55,945
QTS Realty Trust Inc. Class A	1,307,265	55,781
Acadia Realty Trust	1,981,491	55,541
Santander Consumer USA Holdings Inc.	2,771,387	55,539
^ Tanger Factory Outlet Centers Inc.	2,402,846	54,977
Retail Opportunity Investments Corp.	2,883,825	53,841
* FCB Financial Holdings Inc. Class A	1,133,114	53,710
United Community Banks Inc.	1,916,445	53,450
* Genworth Financial Inc. Class A	12,792,882	53,346
Terreno Realty Corp.	1,410,475	53,175
* Enstar Group Ltd.	252,749	52,698
Ameris Bancorp	1,151,810	52,638
Trustmark Corp.	1,556,125	52,364
Argo Group International Holdings Ltd.	825,728	52,062
Banner Corp.	824,652	51,269
Towne Bank	1,658,885	51,177
Hope Bancorp Inc.	3,145,114	50,857
* First BanCorp	5,540,711	50,420
Cadence BanCorp Class A	1,919,213	50,130
LegacyTexas Financial Group Inc.	1,171,794	49,918
Chesapeake Lodging Trust	1,545,155	49,553
Renasant Corp.	1,198,026	49,371

	DDR Corp.	3,553,652	47,583
	Horace Mann Educators Corp.	1,048,332	47,070
^	Colony Credit Real Estate Inc.	2,137,299	46,999
*	Axos Financial Inc.	1,362,502	46,856
	Mack-Cali Realty Corp.	2,190,768	46,576
	Lexington Realty Trust	5,514,949	45,774
	Invesco Mortgage Capital Inc.	2,864,425	45,315
*,^ LendingTree Inc.		196,350	45,180
	ServisFirst Bancshares Inc.	1,153,037	45,141
	LTC Properties Inc.	1,018,436	44,923
	Navigators Group Inc.	646,300	44,659
	Capitol Federal Financial Inc.	3,338,008	42,526
	Artisan Partners Asset Management Inc. Class A	1,306,115	42,318
*	Eagle Bancorp Inc.	834,433	42,222
	First Interstate BancSystem Inc. Class A	922,182	41,314
	First Commonwealth Financial Corp.	2,545,663	41,087
	Waddell & Reed Financial Inc. Class A	1,935,805	41,000
	Northwest Bancshares Inc.	2,359,989	40,875
	NBT Bancorp Inc.	1,058,966	40,643
	National General Holdings Corp.	1,502,919	40,338
	HFF Inc. Class A	948,539	40,294
	Walker & Dunlop Inc.	758,376	40,103
	Berkshire Hills Bancorp Inc.	984,574	40,072
*	LendingClub Corp.	10,284,005	39,902
	Alexander & Baldwin Inc.	1,756,881	39,864
*,^ PRA Group Inc.		1,098,620	39,550
	Houlihan Lokey Inc. Class A	876,889	39,399
^	Seritage Growth Properties Class A	825,276	39,192
	Westamerica Bancorporation	645,541	38,836
	Ladder Capital Corp. Class A	2,252,734	38,161
	Global Net Lease Inc.	1,824,715	38,045
	Provident Financial Services Inc.	1,538,685	37,775
	CareTrust REIT Inc.	2,080,262	36,841
	S&T Bancorp Inc.	848,452	36,789
	Hilltop Holdings Inc.	1,811,383	36,536
	American Assets Trust Inc.	974,525	36,340
	Employers Holdings Inc.	794,707	36,000
	Park National Corp.	339,345	35,821
	Kite Realty Group Trust	2,136,371	35,571
	Mercury General Corp.	705,862	35,406
	Select Income REIT	1,610,356	35,331
*	Clearway Energy Inc.	1,826,392	35,158
	Washington Prime Group Inc.	4,772,068	34,836
*	Cannae Holdings Inc.	1,653,221	34,635
	Redwood Trust Inc.	2,126,075	34,527
	Virtu Financial Inc. Class A	1,639,931	33,537
^	AmTrust Financial Services Inc.	2,286,101	33,194
	Safety Insurance Group Inc.	369,118	33,073
	Brookline Bancorp Inc.	1,948,014	32,532
	Independent Bank Group Inc.	482,688	32,002
*	FGL Holdings	3,559,872	31,861
	Kearny Financial Corp.	2,260,756	31,311
	PennyMac Mortgage Investment Trust	1,489,556	30,149
	Tompkins Financial Corp.	369,197	29,975
*,^ Redfin Corp.		1,580,600	29,557
	Boston Private Financial Holdings Inc.	2,154,634	29,411
	Beneficial Bancorp Inc.	1,715,607	28,994

^	Government Properties Income Trust	2,541,405	28,692
	City Holding Co.	372,616	28,617
	State Bank Financial Corp.	940,570	28,386
*	Third Point Reinsurance Ltd.	2,166,116	28,160
	WisdomTree Investments Inc.	3,317,411	28,132
	Piper Jaffray Cos.	367,151	28,032
	BancFirst Corp.	459,137	27,525
	United Fire Group Inc.	541,375	27,486
	American National Insurance Co.	207,269	26,798
*,^ Encore Capital Group Inc.		747,389	26,794
	Ramco-Gershenson Properties Trust	1,939,862	26,382
	TPG RE Finance Trust Inc.	1,277,419	25,574
	National Bank Holdings Corp. Class A	663,051	24,964
	ARMOUR Residential REIT Inc.	1,071,242	24,049
	Getty Realty Corp.	836,440	23,889
	Universal Health Realty Income Trust	318,983	23,736
*,^ MBIA Inc.		2,197,780	23,494
*,^ Cushman & Wakefield plc		1,374,240	23,348
*	Flagstar Bancorp Inc.	736,610	23,181
*	Focus Financial Partners Inc. Class A	487,508	23,137
	Heartland Financial USA Inc.	396,771	23,033
	Cohen & Steers Inc.	538,146	21,854
	Hersha Hospitality Trust Class A	953,562	21,617
	InfraREIT Inc.	1,020,453	21,583
	TFS Financial Corp.	1,428,597	21,443
	Franklin Street Properties Corp.	2,620,856	20,941
	CorePoint Lodging Inc.	1,066,299	20,740
	Granite Point Mortgage Trust Inc.	1,060,227	20,441
*,^ Columbia Financial Inc.		1,203,012	20,090
	Virtus Investment Partners Inc.	174,096	19,803
	Nelnet Inc. Class A	337,725	19,308
	FBL Financial Group Inc. Class A	253,488	19,075
	Hamilton Lane Inc. Class A	430,732	19,073
*	Marcus & Millichap Inc.	542,777	18,840
	Central Pacific Financial Corp.	710,254	18,772
	Capstead Mortgage Corp.	2,362,174	18,685
	Investors Real Estate Trust	3,089,723	18,477
	National Western Life Group Inc. Class A	57,741	18,431
	iStar Inc.	1,649,304	18,423
	Alexander's Inc.	52,960	18,181
	Summit Hotel Properties Inc.	1,336,664	18,085
	OFG Bancorp	1,117,144	18,042
	Saul Centers Inc.	320,146	17,928
*	Clearway Energy Inc. Class A	924,577	17,604
	Investment Technology Group Inc.	804,519	17,426
	Northfield Bancorp Inc.	1,068,873	17,016
^	CBL & Associates Properties Inc.	4,213,451	16,812
	Urstadt Biddle Properties Inc. Class A	765,722	16,302
	RMR Group Inc. Class A	174,371	16,182
	Oritani Financial Corp.	993,930	15,456
^	Pennsylvania REIT	1,624,876	15,371
	Ashford Hospitality Trust Inc.	2,400,939	15,342
	KKR Real Estate Finance Trust Inc.	746,804	15,063
*	St. Joe Co.	870,596	14,626
	Dime Community Bancshares Inc.	812,262	14,499
	State Auto Financial Corp.	439,329	13,417
*	World Acceptance Corp.	117,137	13,396

	Front Yard Residential Corp.	1,234,121	13,390
	AG Mortgage Investment Trust Inc.	727,924	13,234
	Spirit MTA REIT	1,101,157	12,685
*	Retail Value Inc.	378,880	12,386
	PennyMac Financial Services Inc. Class A	577,537	12,071
	Anworth Mortgage Asset Corp.	2,554,957	11,829
	New Senior Investment Group Inc.	1,998,075	11,789
*	Ocwen Financial Corp.	2,907,041	11,454
	Industrial Logistics Properties Trust	496,106	11,415
*	Tejon Ranch Co.	498,053	10,813
	Greenhill & Co. Inc.	405,176	10,676
*,^ American Finance Trust Inc.		672,699	10,265
*	Greenlight Capital Re Ltd. Class A	758,889	9,410
*	Ambac Financial Group Inc.	451,671	9,223
*,^ Altisource Portfolio Solutions SA		261,992	8,444
*	EZCORP Inc. Class A	594,749	6,364
	Newmark Group Inc. Class A	533,572	5,971
*,^ Forestar Group Inc.		269,804	5,720
*	On Deck Capital Inc.	712,555	5,394
	Associated Capital Group Inc. Class A	102,850	4,376
	Maiden Holdings Ltd.	1,121,645	3,197
	GAMCO Investors Inc. Class A	128,464	3,009
*	MoneyGram International Inc.	355,093	1,900
	Urstadt Biddle Properties Inc.	56,676	976
§	MTGE Investment Corp.	100	2
*	Longfin Corp.	18	—
			23,566,732
Health Care (11.9%)
*	Neurocrine Biosciences Inc.	2,310,454	284,070
*	Sarepta Therapeutics Inc.	1,611,977	260,350
*	Exact Sciences Corp.	3,134,930	247,409
	STERIS plc	2,160,147	247,121
	West Pharmaceutical Services Inc.	1,878,551	231,945
*	Molina Healthcare Inc.	1,498,522	222,830
*	Bluebird Bio Inc.	1,383,213	201,949
*	WellCare Health Plans Inc.	629,702	201,813
	Bio-Techne Corp.	963,948	196,751
	Encompass Health Corp.	2,398,796	186,986
*	Catalent Inc.	3,700,541	168,560
*	Bio-Rad Laboratories Inc. Class A	537,238	168,150
*	Charles River Laboratories International Inc.	1,227,324	165,124
*	PRA Health Sciences Inc.	1,479,928	163,073
*,^ Ionis Pharmaceuticals Inc.		3,155,321	162,751
*	DexCom Inc.	1,128,231	161,382
	Hill-Rom Holdings Inc.	1,696,075	160,109
*	Sage Therapeutics Inc.	1,132,217	159,926
*	Insulet Corp.	1,506,503	159,614
*	Haemonetics Corp.	1,320,200	151,269
*	Masimo Corp.	1,199,535	149,390
*,^ Teladoc Health Inc.		1,687,013	145,674
*	HealthEquity Inc.	1,505,264	142,112
*	Envision Healthcare Corp.	3,101,084	141,813
*	Ligand Pharmaceuticals Inc.	512,011	140,542
*	United Therapeutics Corp.	1,057,255	135,202
*	Exelixis Inc.	7,611,362	134,873
	Chemed Corp.	410,995	131,346
*	Penumbra Inc.	790,115	118,280

*	Loxo Oncology Inc.	691,702	118,163
*	FibroGen Inc.	1,938,567	117,768
*	ICU Medical Inc.	414,144	117,099
*	Integra LifeSciences Holdings Corp.	1,739,481	114,580
*	Inogen Inc.	463,405	113,126
*	MEDNAX Inc.	2,388,053	111,427
*	Syneos Health Inc.	2,102,933	108,406
*	Globus Medical Inc.	1,899,500	107,816
*	Novocure Ltd.	1,865,270	97,740
*	Agios Pharmaceuticals Inc.	1,258,957	97,091
*	NuVasive Inc.	1,313,419	93,226
*	Wright Medical Group NV	3,186,742	92,479
*	Amedisys Inc.	731,623	91,424
*	Neogen Corp.	1,257,545	89,952
*	Ultragenyx Pharmaceutical Inc.	1,154,011	88,097
	Bruker Corp.	2,596,178	86,842
*	Endo International plc	5,143,801	86,570
*,^ Immunomedics Inc.		4,056,017	84,487
	Cantel Medical Corp.	905,363	83,348
*	Myriad Genetics Inc.	1,811,553	83,331
*	Horizon Pharma plc	4,255,229	83,317
*	Blueprint Medicines Corp.	1,065,644	83,184
*	Avanos Medical Inc.	1,207,583	82,719
*	Array BioPharma Inc.	5,428,296	82,510
*	Merit Medical Systems Inc.	1,327,797	81,593
*	Acadia Healthcare Co. Inc.	2,141,956	75,397
*	Tenet Healthcare Corp.	2,617,076	74,482
*	LHC Group Inc.	720,123	74,165
^	Healthcare Services Group Inc.	1,789,013	72,670
*,^ Intercept Pharmaceuticals Inc.		566,115	71,534
*	Emergent BioSolutions Inc.	1,085,815	71,479
*	Aerie Pharmaceuticals Inc.	1,154,952	71,087
*	HMS Holdings Corp.	2,131,959	69,950
*	Omnicell Inc.	953,175	68,533
*	Ironwood Pharmaceuticals Inc. Class A	3,553,476	65,597
*	Supernus Pharmaceuticals Inc.	1,266,668	63,777
*	Mallinckrodt plc	2,126,468	62,327
*	Amneal Pharmaceuticals Inc.	2,787,355	61,851
*	LifePoint Health Inc.	940,742	60,584
*	Halozyme Therapeutics Inc.	3,316,790	60,266
*	Amicus Therapeutics Inc.	4,829,370	58,387
*	Cambrex Corp.	849,581	58,111
*	Arena Pharmaceuticals Inc.	1,260,352	58,001
*	Acceleron Pharma Inc.	998,291	57,132
*	MyoKardia Inc.	870,801	56,776
*	Heron Therapeutics Inc.	1,786,148	56,532
*	Repligen Corp.	1,006,787	55,836
*	Quidel Corp.	847,158	55,209
	CONMED Corp.	681,800	54,012
*,^ ACADIA Pharmaceuticals Inc.		2,553,390	53,008
*,^ Glaukos Corp.		810,230	52,584
*	PTC Therapeutics Inc.	1,081,539	50,832
*	Medicines Co.	1,696,076	50,730
^	Patterson Cos. Inc.	2,063,783	50,460
*	AnaptysBio Inc.	502,461	50,131
*	Prestige Consumer Healthcare Inc.	1,321,779	50,082
*	Momenta Pharmaceuticals Inc.	1,899,867	49,967

*	Pacira Pharmaceuticals Inc.	993,730	48,842
	Ensign Group Inc.	1,262,928	47,890
*	Select Medical Holdings Corp.	2,568,361	47,258
*	Xencor Inc.	1,210,817	47,186
*	Brookdale Senior Living Inc.	4,791,322	47,099
*	NxStage Medical Inc.	1,675,575	46,732
*	Global Blood Therapeutics Inc.	1,196,448	45,465
*	Magellan Health Inc.	627,237	45,192
*	Spark Therapeutics Inc.	813,373	44,370
*	WageWorks Inc.	1,012,223	43,273
*	Portola Pharmaceuticals Inc.	1,601,334	42,644
*	Nevro Corp.	730,471	41,637
*	Spectrum Pharmaceuticals Inc.	2,432,903	40,873
*	Medpace Holdings Inc.	679,503	40,709
*	Insmed Inc.	1,967,487	39,783
*	Genomic Health Inc.	549,114	38,559
*,^ TESARO Inc.		981,392	38,284
*	Puma Biotechnology Inc.	825,261	37,838
*	Clovis Oncology Inc.	1,276,896	37,502
*,^ Corcept Therapeutics Inc.		2,660,984	37,307
*	Editas Medicine Inc.	1,095,278	34,852
*,^ Theravance Biopharma Inc.		1,054,823	34,461
*	Tivity Health Inc.	1,021,547	32,843
	Luminex Corp.	1,081,786	32,789
*	Akorn Inc.	2,402,695	31,187
*,^ Denali Therapeutics Inc.		1,422,324	30,921
*	REGENXBIO Inc.	406,260	30,673
*,^ Intrexon Corp.		1,748,185	30,104
*,^ OPKO Health Inc.		8,567,060	29,642
*	Aimmune Therapeutics Inc.	1,044,937	28,506
*	Tandem Diabetes Care Inc.	650,830	27,882
*	Varex Imaging Corp.	971,613	27,846
*	Orthofix Medical Inc.	457,964	26,475
	Owens & Minor Inc.	1,588,556	26,243
*	Innoviva Inc.	1,682,445	25,640
*	Alder Biopharmaceuticals Inc.	1,476,967	24,592
*	Intra-Cellular Therapies Inc.	1,114,674	24,188
*	Natera Inc.	1,008,505	24,144
*	Acorda Therapeutics Inc.	1,215,750	23,889
*	Madrigal Pharmaceuticals Inc.	107,614	23,043
*,^ Intellia Therapeutics Inc.		769,919	22,035
*	Sangamo Therapeutics Inc.	1,295,072	21,951
*	iRhythm Technologies Inc.	224,595	21,260
	HealthStream Inc.	661,224	20,505
*	STAAR Surgical Co.	421,546	20,234
	National HealthCare Corp.	251,268	18,938
*	Radius Health Inc.	1,040,439	18,520
*,^ Reata Pharmaceuticals Inc. Class A		226,428	18,513
*	Atara Biotherapeutics Inc.	435,819	18,021
*	G1 Therapeutics Inc.	325,238	17,007
*	AMAG Pharmaceuticals Inc.	839,199	16,784
*,^ TherapeuticsMD Inc.		2,392,714	15,696
	Meridian Bioscience Inc.	1,025,951	15,287
*	Natus Medical Inc.	407,734	14,536
*	CorVel Corp.	239,502	14,430
*	Epizyme Inc.	1,337,405	14,176
*,^ Esperion Therapeutics Inc.		308,479	13,687

	Invacare Corp.	853,053	12,412
*	Achillion Pharmaceuticals Inc.	3,364,723	12,382
*,^ Lexicon Pharmaceuticals Inc.		1,085,644	11,584
*,^ Akcea Therapeutics Inc.		327,973	11,486
*,^ Synergy Pharmaceuticals Inc.		6,324,551	10,752
*	Tricida Inc.	324,260	9,906
*,^ Community Health Systems Inc.		2,828,574	9,787
*,^ Allakos Inc.		216,085	9,722
*	Aduro Biotech Inc.	1,215,668	8,935
*,^ MiMedx Group Inc.		1,278,325	7,900
*,^ Keryx Biopharmaceuticals Inc.		2,296,099	7,807
*,^ Insys Therapeutics Inc.		755,826	7,619
*,^ Rubius Therapeutics Inc.		303,856	7,293
*	American Renal Associates Holdings Inc.	331,878	7,185
*,^ Surgery Partners Inc.		430,262	7,099
*	Five Prime Therapeutics Inc.	436,695	6,079
*	PDL BioPharma Inc.	2,072,684	5,451
*,^ ZIOPHARM Oncology Inc.		1,627,206	5,207
*	Accuray Inc.	1,145,132	5,153
*	Assertio Therapeutics Inc.	765,981	4,504
*	Kiniksa Pharmaceuticals Ltd. Class A	162,590	4,146
*,^ Lannett Co. Inc.		602,248	2,861
*	Endologix Inc.	416,045	795
			11,384,206
Industrials (19.5%)
	IDEX Corp.	1,959,277	295,185
	PerkinElmer Inc.	2,829,576	275,233
	Spirit AeroSystems Holdings Inc. Class A	2,720,742	249,410
*	Zebra Technologies Corp.	1,371,167	242,463
*	WEX Inc.	1,100,759	220,988
	Allegion plc	2,426,471	219,766
*	Teledyne Technologies Inc.	871,717	215,035
	Lennox International Inc.	976,745	213,321
	Graco Inc.	4,270,047	197,874
	Donaldson Co. Inc.	3,294,699	191,949
*	HD Supply Holdings Inc.	4,460,679	190,872
	Carlisle Cos. Inc.	1,526,351	185,910
	Nordson Corp.	1,336,756	185,675
	Booz Allen Hamilton Holding Corp. Class A	3,459,243	171,682
	AptarGroup Inc.	1,589,524	171,255
*	Berry Global Group Inc.	3,368,785	163,016
*	Fair Isaac Corp.	707,262	161,645
	BWX Technologies Inc.	2,547,550	159,324
*	Keysight Technologies Inc.	2,392,916	158,603
	Jack Henry & Associates Inc.	986,788	157,965
	National Instruments Corp.	3,208,102	155,048
	Toro Co.	2,552,715	153,086
	Hexcel Corp.	2,236,620	149,965
	Lincoln Electric Holdings Inc.	1,581,703	147,794
	Watsco Inc.	818,792	145,827
	Sonoco Products Co.	2,545,782	141,291
	Curtiss-Wright Corp.	1,011,405	138,987
	Trinity Industries Inc.	3,775,127	138,321
*	Genesee & Wyoming Inc. Class A	1,519,061	138,219
	ITT Inc.	2,238,633	137,139
*	AECOM	4,115,403	134,409
	Oshkosh Corp.	1,867,747	133,058

	Avnet Inc.	2,958,717	132,462
*	Stericycle Inc.	2,195,041	128,805
	MDU Resources Group Inc.	5,013,321	128,792
	Landstar System Inc.	1,049,327	128,018
^	Universal Display Corp.	1,082,539	127,631
	Crane Co.	1,294,008	127,266
*	Quanta Services Inc.	3,806,015	127,045
*	Euronet Worldwide Inc.	1,238,284	124,101
^	HEICO Corp.	1,302,429	120,618
	Littelfuse Inc.	608,524	120,421
	Cognex Corp.	2,087,265	116,511
	Air Lease Corp. Class A	2,527,281	115,952
*	Conduent Inc.	5,126,245	115,443
*	Trex Co. Inc.	1,499,485	115,430
	Woodward Inc.	1,418,486	114,699
	Insperity Inc.	963,035	113,590
*	Kirby Corp.	1,377,036	113,261
	Bemis Co. Inc.	2,326,146	113,051
	nVent Electric plc	4,119,980	111,899
	EMCOR Group Inc.	1,487,108	111,697
	Genpact Ltd.	3,642,079	111,484
	HEICO Corp. Class A	1,475,362	111,390
	Graphic Packaging Holding Co.	7,932,554	111,135
	Knight-Swift Transportation Holdings Inc.	3,185,050	109,821
	FLIR Systems Inc.	1,763,193	108,384
*	Coherent Inc.	620,589	106,859
	MAXIMUS Inc.	1,642,050	106,832
*	Proto Labs Inc.	655,735	106,065
	Jabil Inc.	3,873,329	104,890
	AGCO Corp.	1,718,871	104,490
	MSC Industrial Direct Co. Inc. Class A	1,177,218	103,725
*	CoreLogic Inc.	2,068,361	102,198
*	ASGN Inc.	1,270,293	100,264
	Ryder System Inc.	1,356,304	99,105
	Eagle Materials Inc.	1,159,864	98,867
	AO Smith Corp.	1,847,005	98,575
*	Axon Enterprise Inc.	1,414,693	96,807
	Louisiana-Pacific Corp.	3,645,729	96,575
	Tetra Tech Inc.	1,413,281	96,527
	John Bean Technologies Corp.	806,893	96,262
*,^ Allegheny Technologies Inc.		3,209,754	94,848
	MSA Safety Inc.	883,591	94,049
	EnerSys	1,076,374	93,784
*	USG Corp.	2,143,053	92,816
*	Clean Harbors Inc.	1,289,626	92,311
	Regal Beloit Corp.	1,110,894	91,593
	Flowserve Corp.	1,671,147	91,395
	Kennametal Inc.	2,084,101	90,783
*	RBC Bearings Inc.	596,670	89,715
*	Generac Holdings Inc.	1,584,310	89,371
	Timken Co.	1,770,902	88,279
	Barnes Group Inc.	1,241,918	88,213
	Brink's Co.	1,236,269	86,230
	Macquarie Infrastructure Corp.	1,852,278	85,446
	GATX Corp.	963,093	83,394
*	Armstrong World Industries Inc.	1,187,809	82,672
*	Rexnord Corp.	2,668,045	82,176

* KLX Inc.	1,296,166	81,373
Acuity Brands Inc.	513,124	80,663
* Gardner Denver Holdings Inc.	2,795,006	79,210
* SiteOne Landscape Supply Inc.	1,034,272	77,922
Applied Industrial Technologies Inc.	988,639	77,361
Simpson Manufacturing Co. Inc.	1,064,461	77,131
* Owens-Illinois Inc.	4,069,244	76,461
KBR Inc.	3,594,980	75,962
Valmont Industries Inc.	544,928	75,473
* Cimpress NV	551,898	75,395
Belden Inc.	1,039,041	74,198
* WESCO International Inc.	1,204,199	73,998
* MasTec Inc.	1,640,771	73,260
* FTI Consulting Inc.	976,036	71,436
Terex Corp.	1,789,144	71,405
* Colfax Corp.	1,977,267	71,300
Exponent Inc.	1,327,378	71,147
Deluxe Corp.	1,215,996	69,239
* Rogers Corp.	469,646	69,188
* II-VI Inc.	1,461,116	69,111
Vishay Intertechnology Inc.	3,376,036	68,702
Korn/Ferry International	1,393,791	68,630
* Esterline Technologies Corp.	753,410	68,523
UniFirst Corp.	394,404	68,488
* Integer Holdings Corp.	821,236	68,122
Moog Inc. Class A	788,636	67,799
* AMN Healthcare Services Inc.	1,212,642	66,332
* Paylocity Holding Corp.	806,891	64,810
* Mercury Systems Inc.	1,170,376	64,745
* Dycom Industries Inc.	758,106	64,136
* Beacon Roofing Supply Inc.	1,739,817	62,964
* Aerovironment Inc.	549,962	61,689
* TriNet Group Inc.	1,081,175	60,892
* Aerojet Rocketdyne Holdings Inc.	1,737,487	59,057
* Harsco Corp.	2,063,749	58,920
Watts Water Technologies Inc. Class A	709,742	58,909
Albany International Corp.	740,130	58,840
* Novanta Inc.	840,629	57,499
Convergys Corp.	2,330,987	55,338
* ExlService Holdings Inc.	833,306	55,165
Silgan Holdings Inc.	1,983,686	55,146
* Itron Inc.	853,908	54,821
ABM Industries Inc.	1,679,175	54,153
* SPX FLOW Inc.	1,032,564	53,693
Forward Air Corp.	748,706	53,682
Comfort Systems USA Inc.	951,080	53,641
Granite Construction Inc.	1,167,447	53,352
Universal Forest Products Inc.	1,494,126	52,787
* Summit Materials Inc. Class A	2,852,695	51,862
* TopBuild Corp.	910,292	51,723
Brady Corp. Class A	1,169,400	51,161
* Saia Inc.	655,351	50,102
Mobile Mini Inc.	1,140,209	49,998
Maxar Technologies Ltd.	1,510,027	49,937
Greenbrier Cos. Inc.	821,148	49,351
* Advanced Disposal Services Inc.	1,811,719	49,061
Covanta Holding Corp.	3,002,225	48,786

	Otter Tail Corp.	1,014,437	48,592
*	Navistar International Corp.	1,259,263	48,482
*	Plexus Corp.	823,953	48,210
*	Anixter International Inc.	684,095	48,092
	Franklin Electric Co. Inc.	1,014,954	47,957
*,^ Evolent Health Inc. Class A		1,685,005	47,854
	Kaman Corp.	714,895	47,741
	Mueller Water Products Inc. Class A	4,037,049	46,466
	Cubic Corp.	625,513	45,694
	World Fuel Services Corp.	1,648,757	45,638
*	Sanmina Corp.	1,650,564	45,556
*	Masonite International Corp.	704,383	45,151
	Schneider National Inc. Class B	1,803,085	45,041
	Triton International Ltd.	1,339,869	44,577
	Actuant Corp. Class A	1,553,706	43,348
	Matson Inc.	1,089,783	43,199
*	Builders FirstSource Inc.	2,927,301	42,973
*	JELD-WEN Holding Inc.	1,741,325	42,941
	ESCO Technologies Inc.	628,971	42,802
	ManTech International Corp. Class A	673,984	42,663
	Werner Enterprises Inc.	1,189,618	42,053
	Raven Industries Inc.	915,772	41,897
	Mueller Industries Inc.	1,395,254	40,434
	AAR Corp.	842,771	40,360
	Sun Hydraulics Corp.	733,178	40,164
*	Imperva Inc.	848,836	39,428
	EnPro Industries Inc.	535,574	39,059
*	Knowles Corp.	2,300,987	38,242
*	TTM Technologies Inc.	2,381,446	37,889
	AAON Inc.	1,000,326	37,812
*	Atlas Air Worldwide Holdings Inc.	586,830	37,410
	Badger Meter Inc.	706,133	37,390
*	Hub Group Inc. Class A	815,373	37,181
	Boise Cascade Co.	991,518	36,488
*	Milacron Holdings Corp.	1,798,094	36,411
	EVERTEC Inc.	1,485,227	35,794
*	TriMas Corp.	1,172,124	35,633
*	Continental Building Products Inc.	941,557	35,355
*	SPX Corp.	1,044,171	34,781
	Standex International Corp.	327,586	34,151
	Greif Inc. Class A	631,324	33,877
	AZZ Inc.	665,233	33,594
	Tennant Co.	437,537	33,231
	Methode Electronics Inc.	897,365	32,485
	McGrath RentCorp	585,911	31,915
*	Sykes Enterprises Inc.	1,041,923	31,768
*	OSI Systems Inc.	415,660	31,719
*,^ Ambarella Inc.		810,303	31,343
	Rush Enterprises Inc. Class A	792,966	31,172
*	Atkore International Group Inc.	1,173,539	31,134
^	Altra Industrial Motion Corp.	749,445	30,952
	H&E Equipment Services Inc.	815,391	30,806
*	Air Transport Services Group Inc.	1,431,672	30,738
	Aircastle Ltd.	1,395,628	30,578
*	Cardtronics plc Class A	951,651	30,110
	ArcBest Corp.	618,188	30,013
	Advanced Drainage Systems Inc.	943,407	29,151

	GrafTech International Ltd.	1,458,203	28,450
*	Huron Consulting Group Inc.	572,610	28,287
	Apogee Enterprises Inc.	684,400	28,279
	Triumph Group Inc.	1,201,859	28,003
*	FARO Technologies Inc.	433,426	27,891
	Benchmark Electronics Inc.	1,189,062	27,824
	Primoris Services Corp.	1,119,552	27,787
	Lindsay Corp.	274,092	27,475
*	TrueBlue Inc.	1,035,615	26,978
	Astec Industries Inc.	528,038	26,618
	Navigant Consulting Inc.	1,148,083	26,475
	Encore Wire Corp.	506,894	25,395
	Wabash National Corp.	1,385,198	25,252
	MTS Systems Corp.	456,108	24,972
	CIRCOR International Inc.	504,950	23,985
*,^ MACOM Technology Solutions Holdings Inc.		1,161,426	23,925
	AVX Corp.	1,290,807	23,299
	Heartland Express Inc.	1,148,057	22,651
	Kforce Inc.	600,192	22,567
*	Installed Building Products Inc.	566,801	22,105
	Manitowoc Co. Inc.	902,207	21,644
*	Gates Industrial Corp. plc	1,108,998	21,625
*	Thermon Group Holdings Inc.	832,694	21,467
*	SEACOR Holdings Inc.	418,856	20,696
*	Pluralsight Inc. Class A	640,305	20,490
*	Aegion Corp. Class A	780,794	19,817
	Briggs & Stratton Corp.	1,030,093	19,809
*	GreenSky Inc. Class A	1,100,112	19,802
	Kelly Services Inc. Class A	814,792	19,579
	Gorman-Rupp Co.	533,689	19,480
*	GMS Inc.	837,276	19,425
*	Tutor Perini Corp.	1,028,744	19,340
*,^ Inovalon Holdings Inc. Class A		1,752,880	17,616
*,^ Team Inc.		768,121	17,283
	Griffon Corp.	1,048,734	16,937
	Quanex Building Products Corp.	897,163	16,328
	Quad/Graphics Inc.	780,658	16,269
*	Wesco Aircraft Holdings Inc.	1,402,305	15,776
*	Donnelley Financial Solutions Inc.	869,769	15,586
	Hyster-Yale Materials Handling Inc.	243,401	14,976
*	Evo Payments Inc. Class A	555,539	13,277
*	Veeco Instruments Inc.	1,249,285	12,805
	Resources Connection Inc.	770,174	12,785
	REV Group Inc.	742,476	11,657
*	Vicor Corp.	233,821	10,756
*	Astronics Corp.	235,946	10,264
*	Mistras Group Inc.	434,449	9,415
	RR Donnelley & Sons Co.	1,710,376	9,236
	TTEC Holdings Inc.	353,240	9,149
*	InnerWorkings Inc.	1,138,466	9,017
	LSC Communications Inc.	811,472	8,975
	American Railcar Industries Inc.	194,631	8,973
	Greif Inc. Class B	138,920	8,009
	Rush Enterprises Inc. Class B	152,871	6,098
*	International Seaways Inc.	281,605	5,638
*	Armstrong Flooring Inc.	263,742	4,774
	Park Electrochemical Corp.	237,600	4,631

*,^ Forterra Inc.		246,640	1,840
*	Astronics Corp. Class B	39,228	1,689
*	Dorian LPG Ltd.	20	—
			18,625,032
Oil & Gas (4.8%)
*	WPX Energy Inc.	10,728,808	215,864
*	Energen Corp.	2,492,089	214,743
*	Parsley Energy Inc. Class A	6,786,452	198,504
*,^ Transocean Ltd.		11,209,837	156,377
*	Newfield Exploration Co.	5,105,154	147,182
	PBF Energy Inc. Class A	2,907,423	145,109
	Murphy Oil Corp.	4,198,780	139,987
	Core Laboratories NV	1,129,432	130,822
*	Whiting Petroleum Corp.	2,323,284	123,227
*	Oasis Petroleum Inc.	8,123,205	115,187
	Range Resources Corp.	6,373,244	108,281
*	Centennial Resource Development Inc. Class A	4,714,725	103,017
*,^ Chesapeake Energy Corp.		22,136,284	99,392
	Ensco plc Class A	11,165,992	94,241
	Patterson-UTI Energy Inc.	5,340,455	91,375
	Helmerich & Payne Inc.	1,322,504	90,949
*	First Solar Inc.	1,874,304	90,754
	SM Energy Co.	2,864,082	90,305
*	Matador Resources Co.	2,674,484	88,392
*	Apergy Corp.	1,975,027	86,032
*	PDC Energy Inc.	1,687,643	82,627
	Delek US Holdings Inc.	1,929,373	81,863
	McDermott International Inc.	4,378,390	80,694
*	Southwestern Energy Co.	14,974,611	76,520
*	Denbury Resources Inc.	11,748,278	72,839
*	Callon Petroleum Co.	5,811,622	69,681
*	Oceaneering International Inc.	2,518,333	69,506
*	Weatherford International plc	25,480,168	69,051
*	QEP Resources Inc.	6,054,211	68,534
*	Chart Industries Inc.	790,331	61,907
*	Rowan Cos. plc Class A	3,248,141	61,162
*	SRC Energy Inc.	6,192,360	55,050
*	Antero Resources Corp.	3,037,574	53,795
	Nabors Industries Ltd.	8,671,381	53,416
*	Carrizo Oil & Gas Inc.	2,105,473	53,058
	CNX Resources Corp.	3,539,961	50,657
*	Dril-Quip Inc.	959,553	50,137
*	Oil States International Inc.	1,379,607	45,803
*	NOW Inc.	2,764,497	45,752
	SemGroup Corp. Class A	2,016,767	44,470
*	Noble Corp. plc	6,296,364	44,263
*	MRC Global Inc.	2,192,084	41,145
	Archrock Inc.	3,304,166	40,311
*	Gulfport Energy Corp.	3,764,310	39,186
*	Superior Energy Services Inc.	3,939,078	38,367
*	Cactus Inc. Class A	958,352	36,686
*	Magnolia Oil & Gas Corp.	2,406,509	36,122
*	Helix Energy Solutions Group Inc.	3,586,585	35,435
*	ProPetro Holding Corp.	2,118,917	34,941
*	Unit Corp.	1,308,618	34,103
*	Extraction Oil & Gas Inc.	2,910,793	32,863
*	C&J Energy Services Inc.	1,571,403	32,685

*	Laredo Petroleum Inc.	3,904,833	31,902
*,^ Diamond Offshore Drilling Inc.		1,575,912	31,518
*	Exterran Corp.	877,541	23,281
*	Newpark Resources Inc.	2,204,523	22,817
*,^ Tellurian Inc.		2,450,569	21,982
*	Forum Energy Technologies Inc.	2,075,252	21,479
^	RPC Inc.	1,376,812	21,313
*,^ Jagged Peak Energy Inc.		1,352,508	18,705
^	CVR Energy Inc.	443,964	17,856
*	WildHorse Resource Development Corp.	752,686	17,794
^	Liberty Oilfield Services Inc. Class A	802,543	17,311
*	KLX Energy Services Holdings Inc.	518,915	16,610
*	Keane Group Inc.	1,122,876	13,890
*,^ SunPower Corp. Class A		1,626,063	11,870
*	FTS International Inc.	841,897	9,926
*,^ Alta Mesa Resources Inc.		2,299,680	9,613
*,^ Covia Holdings Corp.		1,010,472	9,064
	Green Plains Inc.	504,217	8,673
*	TETRA Technologies Inc.	1,504,651	6,786
	Berry Petroleum Corp.	297,198	5,237
*,^ NCS Multistage Holdings Inc.		281,435	4,646
*,^ EP Energy Corp. Class A		1,084,648	2,538
*,^ Eclipse Resources Corp.		1,148,763	1,367
			4,568,547
Other (0.0%)2
*,§ Herbalife Ltd. CVR		228,911	2,221
*,§ A Schulman Inc. CVR		670,110	1,280
*,§ NewStar Financial Inc.		651,238	169
*,§ Media General Inc. CVR		2,475,062	96
*,§ Clinical Data CVR		297,875	—
			3,766
Technology (11.6%)
*	PTC Inc.	2,709,265	287,697
	Leidos Holdings Inc.	3,843,875	265,842
*	Ultimate Software Group Inc.	757,099	243,930
*	Tyler Technologies Inc.	938,111	229,894
*	Guidewire Software Inc.	2,050,478	207,119
*	Aspen Technology Inc.	1,814,171	206,652
*	ON Semiconductor Corp.	10,888,791	200,680
*	Tableau Software Inc. Class A	1,789,332	199,940
*,^ Paycom Software Inc.		1,272,514	197,761
*	Zendesk Inc.	2,570,568	182,510
*	EPAM Systems Inc.	1,305,040	179,704
	Teradyne Inc.	4,762,971	176,135
*	Fortinet Inc.	1,835,977	169,406
*	Veeva Systems Inc. Class A	1,540,422	167,706
*	Twilio Inc. Class A	1,864,513	160,870
*	Integrated Device Technology Inc.	3,304,008	155,321
*	RingCentral Inc. Class A	1,645,932	153,154
*	CommScope Holding Co. Inc.	4,908,892	150,998
*	Okta Inc.	2,120,998	149,233
*	Proofpoint Inc.	1,309,547	139,244
*	athenahealth Inc.	1,034,542	138,215
*	Nutanix Inc.	3,185,977	136,105
*	HubSpot Inc.	891,895	134,632
	Cypress Semiconductor Corp.	9,232,390	133,777

	Monolithic Power Systems Inc.	1,026,374	128,841
*	Nuance Communications Inc.	7,325,670	126,881
*	RealPage Inc.	1,916,701	126,311
	Blackbaud Inc.	1,240,687	125,905
*	CACI International Inc. Class A	631,349	116,263
*	Teradata Corp.	3,042,824	114,745
*	Ciena Corp.	3,648,898	113,992
*	ARRIS International plc	4,375,829	113,728
	MKS Instruments Inc.	1,399,434	112,165
*	Pure Storage Inc. Class A	4,208,274	109,205
*	Medidata Solutions Inc.	1,448,038	106,156
*	2U Inc.	1,393,253	104,759
	Entegris Inc.	3,616,894	104,709
*	Coupa Software Inc.	1,309,323	103,567
*	New Relic Inc.	1,082,367	101,991
*	Silicon Laboratories Inc.	1,107,413	101,661
	j2 Global Inc.	1,194,680	98,979
*	Cree Inc.	2,599,890	98,458
*	Semtech Corp.	1,691,330	94,038
	Perspecta Inc.	3,599,334	92,575
*,^ ViaSat Inc.		1,445,064	92,412
*,^ Lumentum Holdings Inc.		1,535,695	92,065
*	Manhattan Associates Inc.	1,678,816	91,663
	Science Applications International Corp.	1,084,039	87,374
*	NCR Corp.	3,012,896	85,596
*	Ellie Mae Inc.	884,756	83,848
*	Verint Systems Inc.	1,635,081	81,918
*	FireEye Inc.	4,726,912	80,358
*	ACI Worldwide Inc.	2,810,367	79,084
*	Box Inc.	3,258,172	77,903
*	Cornerstone OnDemand Inc.	1,350,638	76,649
*	Qualys Inc.	844,533	75,248
*	Bottomline Technologies DE Inc.	1,028,444	74,778
*	CommVault Systems Inc.	1,050,942	73,566
	InterDigital Inc.	888,778	71,102
*	Tech Data Corp.	980,337	70,163
	Cabot Microelectronics Corp.	652,536	67,322
*	Envestnet Inc.	1,101,078	67,111
*	Viavi Solutions Inc.	5,794,735	65,712
	SYNNEX Corp.	759,411	64,322
*	Allscripts Healthcare Solutions Inc.	4,459,404	63,547
	Brooks Automation Inc.	1,802,134	63,129
	Pegasystems Inc.	1,004,609	62,889
*	Premier Inc. Class A	1,360,128	62,267
*	Avaya Holdings Corp.	2,808,007	62,169
*	Cirrus Logic Inc.	1,559,229	60,186
	Cogent Communications Holdings Inc.	1,066,906	59,533
	LogMeIn Inc.	662,601	59,038
*	SailPoint Technologies Holding Inc.	1,716,818	58,406
*	EchoStar Corp. Class A	1,241,207	57,555
*,^ Finisar Corp.		2,992,284	57,003
*	Q2 Holdings Inc.	930,650	56,351
*	Five9 Inc.	1,214,746	53,072
*,^ 3D Systems Corp.		2,765,872	52,275
*	Varonis Systems Inc.	708,511	51,898
*	Advanced Energy Industries Inc.	999,403	51,619
*	Blackline Inc.	895,150	50,549

*	Cloudera Inc.	2,838,018	50,091
*	NetScout Systems Inc.	1,954,499	49,351
*	Insight Enterprises Inc.	905,700	48,989
	Plantronics Inc.	810,864	48,895
*	Alarm.com Holdings Inc.	849,491	48,761
*	NETGEAR Inc.	770,317	48,414
^	Ubiquiti Networks Inc.	472,302	46,692
*	Blucora Inc.	1,155,076	46,492
	Power Integrations Inc.	713,417	45,088
	Ebix Inc.	562,762	44,543
*	Alteryx Inc. Class A	725,096	41,483
*,^ MongoDB Inc.		505,960	41,261
*	Synaptics Inc.	903,083	41,199
	Progress Software Corp.	1,148,953	40,547
*,^ Inphi Corp.		1,063,808	40,403
*	Electronics For Imaging Inc.	1,135,049	38,682
	TiVo Corp.	3,001,649	37,371
*	LivePerson Inc.	1,433,326	37,195
*	Hortonworks Inc.	1,557,364	35,523
*	Syntel Inc.	846,807	34,702
	CSG Systems International Inc.	855,431	34,337
*	Diodes Inc.	1,022,640	34,044
	Pitney Bowes Inc.	4,794,827	33,947
*	Web.com Group Inc.	1,214,417	33,882
*	Rapid7 Inc.	890,580	32,880
*	Altair Engineering Inc. Class A	744,680	32,356
*	Yext Inc.	1,359,358	32,217
*	MicroStrategy Inc. Class A	228,880	32,185
*,^ DocuSign Inc. Class A		600,159	31,550
*	MaxLinear Inc.	1,576,218	31,335
*	Cision Ltd.	1,832,826	30,791
*	Rambus Inc.	2,742,817	29,924
*	Appfolio Inc.	378,506	29,675
*,^ Acacia Communications Inc.		716,976	29,661
*,^ Ceridian HCM Holding Inc.		702,625	29,531
*	Infinera Corp.	3,899,762	28,468
*	SendGrid Inc.	764,380	28,122
*	NextGen Healthcare Inc.	1,391,585	27,943
*	Unisys Corp.	1,297,795	26,475
*	ScanSource Inc.	653,609	26,079
*	FormFactor Inc.	1,887,377	25,951
*	Lattice Semiconductor Corp.	3,064,676	24,517
	Shutterstock Inc.	446,947	24,394
	NIC Inc.	1,609,762	23,824
*	Cray Inc.	1,041,700	22,397
	ADTRAN Inc.	1,217,321	21,486
	Monotype Imaging Holdings Inc.	1,018,816	20,580
*	Pivotal Software Inc. Class A	1,033,261	20,231
*,^ Appian Corp. Class A		598,504	19,811
*,^ Benefitfocus Inc.		486,749	19,689
	Xperi Corp.	1,247,427	18,524
*	Virtusa Corp.	340,932	18,311
*	Amkor Technology Inc.	2,443,013	18,054
*	CEVA Inc.	561,538	16,144
*	Loral Space & Communications Inc.	327,526	14,870
	Presidio Inc.	951,762	14,514
*	Endurance International Group Holdings Inc.	1,647,739	14,500

*,^ Tenable Holdings Inc.		349,749	13,598
*,^ Zscaler Inc.		305,527	12,459
^	Switch Inc.	1,145,761	12,374
	Forrester Research Inc.	254,273	11,671
*	Casa Systems Inc.	775,717	11,442
*	Eventbrite Inc. Class A	256,003	9,720
*,^ Avalara Inc.		255,524	8,925
^	Diebold Nixdorf Inc.	1,940,109	8,731
*,^ Zuora Inc. Class A		360,896	8,340
*,^ Gogo Inc.		1,453,739	7,545
*,^ WideOpenWest Inc.		635,960	7,129
	Computer Programs & Systems Inc.	247,593	6,648
	Systemax Inc.	188,840	6,220
*,^ nLight Inc.		272,889	6,061
*	Castlight Health Inc. Class B	1,847,955	4,990
*	Smartsheet Inc. Class A	155,519	4,862
*	Ribbon Communications Inc.	692,471	4,730
*	MobileIron Inc.	833,512	4,418
*,^ Carbon Black Inc.		175,848	3,724
*	SecureWorks Corp. Class A	212,159	3,108
*	SVMK Inc.	93,555	1,500
*,§ Piksel Inc.		241	—
			11,078,210
Telecommunications (0.5%)
*	Vonage Holdings Corp.	5,494,884	77,808
	Telephone & Data Systems Inc.	2,409,247	73,313
*,^ Iridium Communications Inc.		2,404,687	54,105
*,^ Intelsat SA		1,745,364	52,361
*,^ GTT Communications Inc.		1,115,770	48,424
	Shenandoah Telecommunications Co.	1,202,251	46,587
*	8x8 Inc.	1,124,779	23,902
	Consolidated Communications Holdings Inc.	1,719,558	22,423
	ATN International Inc.	264,661	19,553
*	Cincinnati Bell Inc.	1,156,804	18,451
*	United States Cellular Corp.	402,047	18,004
^	Frontier Communications Corp.	2,684,648	17,423
*,^ Globalstar Inc.		14,647,047	7,441
			479,795
Utilities (3.4%)
	NRG Energy Inc.	7,364,609	275,436
	Atmos Energy Corp.	2,858,719	268,462
	UGI Corp.	4,458,023	247,331
	Aqua America Inc.	4,552,033	167,970
	Vectren Corp.	2,124,945	151,912
	SCANA Corp.	3,461,321	134,611
*	Vistra Energy Corp.	5,303,160	131,943
	IDACORP Inc.	1,289,491	127,956
	National Fuel Gas Co.	2,072,828	116,203
	ONE Gas Inc.	1,350,123	111,088
	New Jersey Resources Corp.	2,266,612	104,491
	Portland General Electric Co.	2,283,577	104,154
	Hawaiian Electric Industries Inc.	2,785,126	99,123
	ALLETE Inc.	1,313,567	98,531
	Southwest Gas Holdings Inc.	1,173,154	92,714
	Spire Inc.	1,235,577	90,877
	Avista Corp.	1,679,878	84,935

	PNM Resources Inc.			2,036,428	80,337
	Black Hills Corp.			1,370,648	79,621
	South Jersey Industries Inc.			2,190,383	77,255
	NorthWestern Corp.			1,289,031	75,614
	El Paso Electric Co.			1,040,430	59,513
	American States Water Co.			938,642	57,389
	MGE Energy Inc.			885,444	56,536
	Ormat Technologies Inc.			1,035,325	56,021
	California Water Service Group			1,227,611	52,664
	Northwest Natural Gas Co.			739,876	49,498
	Pattern Energy Group Inc. Class A			2,377,682	47,244
*	Evoqua Water Technologies Corp.			1,743,873	31,006
*,^ Sunrun Inc.				2,396,988	29,818
	TerraForm Power Inc. Class A			1,603,273	18,518
*,^ Bloom Energy Corp. Class A				450,219	15,343
*,^ Vivint Solar Inc.				372,080	1,935
					3,196,049
Total Common Stocks (Cost $69,716,213)					94,763,250
		Coupon
Temporary Cash Investments (2.2%)1
Money Market Fund (2.1%)
3,4 Vanguard Market Liquidity Fund		2.209%		20,431,739	2,043,174

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
5	United States Treasury Bill	1.986%	10/18/18	1,000	999
5	United States Treasury Bill	2.022%—2.034%	11/15/18	5,000	4,987
5	United States Treasury Bill	2.037%	11/29/18	1,000	997
5	United States Treasury Bill	2.194%	1/24/19	30,000	29,788
5	United States Treasury Bill	2.280%	2/7/19	5,000	4,959
	United States Treasury Bill	2.294%	2/21/19	40,000	39,638
					81,368
Total Temporary Cash Investments (Cost $2,124,484)					2,124,542
Total Investments (101.6%) (Cost $71,840,697)					96,887,792
Other Assets and Liabilities-Net (-1.6%)4,6					(1,535,474)
Net Assets (100%)					95,352,318

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,050,322,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $1,101,900,000 of collateral received for securities on loan.
5	Securities with a value of $41,730,000 have been segregated as initial margin for open futures contracts.
6	Cash of $1,770,000 has been segregated as collateral for open over-the-counter swap contracts. CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
			Number of		Unrealized
			Long (Short)	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2018		1,755	355,423	(5,024)
E-mini Russell 2000 Index	December 2018		1,732	147,289	(1,816)
					(6,840)

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	10/11/18	GSCM	11,859	(2.568%)	(330)
Ambac Financial Group Inc.	10/11/18	GSCM	2,939	(2.818%)	(82)
SLM Corp.	11/9/18	GSI	47,191	(2.531%)	(2,313)
					(2,725)
GSCM—Goldman Sachs Capital Management.
GSI—Goldman Sachs International.
1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the

Small-Cap Index Fund

clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Small-Cap Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	94,759,482	—	3,768
Temporary Cash Investments	2,043,174	81,368	—
Futures Contracts—Assets[1]	655	—	—
Swap Contracts—Liabilities	—	(2,725)	—
Total	96,803,311	78,643	3,768
1 Represents variation margin on the last day of the reporting period.

Vanguard Small-Cap Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)1
Basic Materials (6.0%)
	RPM International Inc.	2,110,913	137,083
	Chemours Co.	2,795,893	110,270
	Huntsman Corp.	3,214,123	87,521
	United States Steel Corp.	2,800,822	85,369
	Ashland Global Holdings Inc.	987,338	82,798
	Steel Dynamics Inc.	1,762,259	79,636
	WR Grace & Co.	1,063,084	75,968
	Olin Corp.	2,640,079	67,797
*	Cleveland-Cliffs Inc.	4,707,369	59,595
*	Alcoa Corp.	1,473,490	59,529
	PolyOne Corp.	1,262,453	55,194
	Cabot Corp.	875,313	54,900
	Domtar Corp.	991,172	51,709
	Peabody Energy Corp.	1,442,861	51,424
	Sensient Technologies Corp.	667,807	51,094
	Scotts Miracle-Gro Co.	613,111	48,270
	Carpenter Technology Corp.	744,238	43,873
	HB Fuller Co.	799,049	41,287
	Quaker Chemical Corp.	199,079	40,256
	Minerals Technologies Inc.	556,115	37,593
	Commercial Metals Co.	1,744,482	35,797
	Compass Minerals International Inc.	532,244	35,767
	Innospec Inc.	382,414	29,350
*	GCP Applied Technologies Inc.	1,078,746	28,641
	Worthington Industries Inc.	651,310	28,241
	Stepan Co.	317,851	27,656
*	Univar Inc.	888,650	27,246
	Kaiser Aluminum Corp.	245,566	26,781
	Arch Coal Inc. Class A	277,902	24,844
*,^ AK Steel Holding Corp.		5,048,317	24,737
*	Kraton Corp.	501,226	23,633
	Hecla Mining Co.	7,505,591	20,941
	Warrior Met Coal Inc.	745,443	20,157
	Materion Corp.	324,802	19,650
	Schweitzer-Mauduit International Inc.	475,976	18,235
	Tronox Ltd. Class A	1,431,095	17,102
*	CONSOL Energy Inc.	404,075	16,490
*	Ferro Corp.	656,448	15,243
	Rayonier Advanced Materials Inc.	807,208	14,877
	Innophos Holdings Inc.	316,210	14,040
	PH Glatfelter Co.	705,075	13,474
*	Resolute Forest Products Inc.	943,175	12,214
	Schnitzer Steel Industries Inc.	411,613	11,134
	Tredegar Corp.	481,502	10,424
*	Koppers Holdings Inc.	324,548	10,110
*	Century Aluminum Co.	778,128	9,314
*	TimkenSteel Corp.	577,485	8,587
*	Coeur Mining Inc.	1,510,709	8,052
*	Clearwater Paper Corp.	266,504	7,915

	FutureFuel Corp.	426,196	7,902
	Haynes International Inc.	204,689	7,266
*	SunCoke Energy Inc.	529,377	6,151
	Kronos Worldwide Inc.	377,274	6,131
			1,909,268
Consumer Goods (7.3%)
	Pinnacle Foods Inc.	1,886,535	122,266
*	US Foods Holding Corp.	3,429,431	105,695
	Leggett & Platt Inc.	2,059,916	90,204
*	Herbalife Nutrition Ltd.	1,615,351	88,117
*,^ Mattel Inc.		5,436,229	85,349
	Nu Skin Enterprises Inc. Class A	833,604	68,706
	Thor Industries Inc.	791,108	66,216
	Valvoline Inc.	3,014,642	64,845
	Ingredion Inc.	561,579	58,943
*	Deckers Outdoor Corp.	474,254	56,237
	Wolverine World Wide Inc.	1,419,967	55,450
	Energizer Holdings Inc.	944,113	55,372
*	Helen of Troy Ltd.	416,500	54,520
	Flowers Foods Inc.	2,831,159	52,829
*	Darling Ingredients Inc.	2,602,252	50,275
	Spectrum Brands Holdings Inc.	632,899	47,290
	Delphi Technologies plc	1,402,794	43,992
	Goodyear Tire & Rubber Co.	1,873,381	43,818
*	Visteon Corp.	463,953	43,101
	Dana Inc.	2,282,897	42,622
*	TreeHouse Foods Inc.	888,829	42,530
*	Edgewell Personal Care Co.	852,888	39,429
*	Hain Celestial Group Inc.	1,394,958	37,831
	Herman Miller Inc.	936,070	35,945
	Tenneco Inc.	810,630	34,160
*	Cooper-Standard Holdings Inc.	281,202	33,739
	Sanderson Farms Inc.	324,719	33,566
	KB Home	1,382,908	33,065
*	G-III Apparel Group Ltd.	657,222	31,672
*	Taylor Morrison Home Corp. Class A	1,752,848	31,621
*	American Axle & Manufacturing Holdings Inc.	1,764,396	30,771
	HNI Corp.	685,660	30,334
	B&G Foods Inc.	1,040,836	28,571
*	Meritor Inc.	1,365,336	26,433
	Universal Corp.	394,352	25,633
	Steelcase Inc. Class A	1,314,455	24,317
	La-Z-Boy Inc.	734,872	23,222
	Columbia Sportswear Co.	243,259	22,640
	Lancaster Colony Corp.	151,285	22,573
	Cooper Tire & Rubber Co.	789,509	22,343
	Tupperware Brands Corp.	667,565	22,330
*	Central Garden & Pet Co. Class A	664,602	22,025
	MDC Holdings Inc.	723,429	21,399
	ACCO Brands Corp.	1,636,520	18,493
	Sturm Ruger & Co. Inc.	266,047	18,371
	Inter Parfums Inc.	276,296	17,807
	Knoll Inc.	754,594	17,695
*	Hostess Brands Inc. Class A	1,574,550	17,430
	Seaboard Corp.	4,598	17,059
*,^ Fossil Group Inc.		712,145	16,579
*	Vista Outdoor Inc.	922,267	16,499

	Fresh Del Monte Produce Inc.	469,367	15,907
	Andersons Inc.	409,237	15,408
	Acushnet Holdings Corp.	541,169	14,844
*	TRI Pointe Group Inc.	1,191,688	14,777
*	Pilgrim's Pride Corp.	784,725	14,196
*	American Outdoor Brands Corp.	829,229	12,878
	Oxford Industries Inc.	130,516	11,773
*	Modine Manufacturing Co.	773,758	11,529
*	Crocs Inc.	522,633	11,127
	National Presto Industries Inc.	84,455	10,950
	Cal-Maine Foods Inc.	222,986	10,770
	Movado Group Inc.	253,935	10,640
	Dean Foods Co.	1,471,016	10,444
^	Tootsie Roll Industries Inc.	284,883	8,333
	Ethan Allen Interiors Inc.	366,362	7,602
	Phibro Animal Health Corp. Class A	162,149	6,956
*,^ GoPro Inc. Class A		914,280	6,583
	Superior Industries International Inc.	366,841	6,255
*	Central Garden & Pet Co.	159,406	5,745
	Titan International Inc.	426,120	3,162
*,^ Sonos Inc.		127,496	2,045
*	Arlo Technologies Inc.	9	—
			2,323,853
Consumer Services (11.3%)
	KAR Auction Services Inc.	2,124,775	126,828
	Service Corp. International	2,710,743	119,815
*	JetBlue Airways Corp.	4,950,139	95,835
	Foot Locker Inc.	1,847,425	94,182
	Williams-Sonoma Inc.	1,279,934	84,117
	Dun & Bradstreet Corp.	586,982	83,651
	H&R Block Inc.	3,247,900	83,633
	Cinemark Holdings Inc.	1,660,082	66,735
*	ServiceMaster Global Holdings Inc.	1,072,598	66,533
	American Eagle Outfitters Inc.	2,650,250	65,806
	Wyndham Destinations Inc.	1,492,089	64,697
	Signet Jewelers Ltd.	935,689	61,690
	Extended Stay America Inc.	2,986,627	60,420
	Aaron's Inc.	1,093,038	59,527
*	Acxiom Holdings Inc.	1,162,563	57,442
^	Cracker Barrel Old Country Store Inc.	379,353	55,814
	New York Times Co. Class A	2,332,664	54,001
*	Performance Food Group Co.	1,569,272	52,257
	Wendy's Co.	2,996,033	51,352
	Sabre Corp.	1,958,173	51,069
*	Spirit Airlines Inc.	1,078,940	50,678
*	Urban Outfitters Inc.	1,203,098	49,207
	Tribune Media Co. Class A	1,244,338	47,820
*	AMC Networks Inc. Class A	717,581	47,604
	Strategic Education Inc.	343,820	47,114
	Hillenbrand Inc.	885,613	46,318
	SkyWest Inc.	781,204	46,013
*	Adtalem Global Education Inc.	946,155	45,605
	AMERCO	124,103	44,261
	John Wiley & Sons Inc. Class A	724,765	43,921
*	Penn National Gaming Inc.	1,312,881	43,220
*	TripAdvisor Inc.	837,441	42,768
	Dick's Sporting Goods Inc.	1,168,513	41,459

*	Murphy USA Inc.	481,743	41,170
	TEGNA Inc.	3,392,757	40,577
*	AutoNation Inc.	920,560	38,249
	Graham Holdings Co. Class B	65,607	38,006
	DSW Inc. Class A	1,096,671	37,155
*,^ Sally Beauty Holdings Inc.		1,895,850	34,865
*	Avis Budget Group Inc.	1,063,779	34,190
*	Roku Inc.	459,524	33,559
	Sinclair Broadcast Group Inc. Class A	1,148,731	32,567
	Meredith Corp.	625,764	31,945
*	BJ's Wholesale Club Holdings Inc.	1,178,055	31,548
	Bed Bath & Beyond Inc.	2,099,782	31,497
	Children's Place Inc.	244,791	31,284
	Hawaiian Holdings Inc.	762,212	30,565
*	Cars.com Inc.	1,099,631	30,361
	Brinker International Inc.	643,955	30,092
	Lithia Motors Inc. Class A	364,940	29,801
	Office Depot Inc.	8,743,708	28,067
*	Michaels Cos. Inc.	1,722,636	27,958
*	Weight Watchers International Inc.	368,181	26,505
	Big Lots Inc.	634,074	26,498
*	SeaWorld Entertainment Inc.	832,384	26,162
	Bloomin' Brands Inc.	1,312,391	25,972
	Penske Automotive Group Inc.	531,053	25,167
	Core-Mark Holding Co. Inc.	723,629	24,574
	Matthews International Corp. Class A	478,544	23,999
*	United Natural Foods Inc.	794,326	23,790
*	MSG Networks Inc.	910,232	23,484
	GameStop Corp. Class A	1,526,011	23,302
	Abercrombie & Fitch Co.	1,067,776	22,551
*	Asbury Automotive Group Inc.	317,560	21,832
	Caleres Inc.	608,514	21,821
	Dine Brands Global Inc.	264,984	21,546
*,^ Rite Aid Corp.		16,824,717	21,536
	Guess? Inc.	889,635	20,106
	Tailored Brands Inc.	783,014	19,724
	Group 1 Automotive Inc.	297,171	19,286
*	SUPERVALU Inc.	586,389	18,893
	Lions Gate Entertainment Corp. Class A	754,599	18,405
*,^ Stitch Fix Inc. Class A		416,257	18,220
	Gannett Co. Inc.	1,813,191	18,150
*	Laureate Education Inc. Class A	1,173,315	18,116
	Cheesecake Factory Inc.	330,896	17,716
	Scholastic Corp.	373,886	17,457
*	Liberty TripAdvisor Holdings Inc. Class A	1,157,979	17,196
	Chico's FAS Inc.	1,971,278	17,091
	AMC Entertainment Holdings Inc. Class A	812,752	16,661
	International Speedway Corp. Class A	362,922	15,896
^	Entercom Communications Corp. Class A	1,990,143	15,722
*	Genesco Inc.	304,681	14,351
*	Hertz Global Holdings Inc.	875,598	14,299
	Dillard's Inc. Class A	184,768	14,105
	National CineMedia Inc.	1,208,695	12,800
*	Party City Holdco Inc.	931,244	12,618
*	Ascena Retail Group Inc.	2,685,941	12,275
*	Express Inc.	1,106,234	12,235
*	Houghton Mifflin Harcourt Co.	1,688,691	11,821

	Buckle Inc.	474,846	10,945
*	Rent-A-Center Inc.	755,225	10,860
*	Regis Corp.	516,832	10,559
	Weis Markets Inc.	239,106	10,377
*	Herc Holdings Inc.	195,880	10,029
*	K12 Inc.	559,872	9,910
	Lions Gate Entertainment Corp. Class B	412,542	9,612
	Papa John's International Inc.	173,084	8,876
*	Fiesta Restaurant Group Inc.	330,897	8,852
*	Zumiez Inc.	309,123	8,145
*,^ JC Penney Co. Inc.		4,737,023	7,863
	EW Scripps Co. Class A	457,514	7,549
	New Media Investment Group Inc.	468,291	7,348
	Emerald Expositions Events Inc.	415,307	6,844
	Sonic Automotive Inc. Class A	349,563	6,764
*	BrightView Holdings Inc.	400,394	6,426
*	El Pollo Loco Holdings Inc.	350,096	4,394
*	Bojangles' Inc.	276,501	4,341
*	American Public Education Inc.	129,908	4,293
	Cato Corp. Class A	182,450	3,835
	Speedway Motorsports Inc.	207,167	3,698
*	Biglari Holdings Inc. Class B	20,388	3,697
	Clear Channel Outdoor Holdings Inc. Class A	611,063	3,636
*	Hibbett Sports Inc.	158,901	2,987
*	Lands' End Inc.	161,022	2,826
	Barnes & Noble Inc.	436,633	2,533
*	Smart & Final Stores Inc.	437,834	2,496
*	Biglari Holdings Inc.	2,055	1,895
*,^ Sears Holdings Corp.		118,831	115
			3,598,435
Financials (31.9%)
	East West Bancorp Inc.	2,294,704	138,531
	American Financial Group Inc.	1,058,794	117,494
	Gaming and Leisure Properties Inc.	3,213,933	113,291
	National Retail Properties Inc.	2,485,261	111,389
	Brown & Brown Inc.	3,760,725	111,205
	Apartment Investment & Management Co.	2,490,258	109,895
	WP Carey Inc.	1,696,832	109,123
	Park Hotels & Resorts Inc.	3,180,982	104,400
	Old Republic International Corp.	4,544,995	101,717
	Commerce Bancshares Inc.	1,523,256	100,565
	Liberty Property Trust	2,338,783	98,814
	New Residential Investment Corp.	5,386,683	95,991
	Cullen/Frost Bankers Inc.	910,854	95,130
	Eaton Vance Corp.	1,777,040	93,401
	PacWest Bancorp	1,939,741	92,429
	Assurant Inc.	845,437	91,265
	Forest City Realty Trust Inc. Class A	3,594,481	90,186
	First Horizon National Corp.	5,151,159	88,909
	First American Financial Corp.	1,677,894	86,563
	Starwood Property Trust Inc.	4,020,067	86,512
	Webster Financial Corp.	1,459,992	86,081
	LPL Financial Holdings Inc.	1,323,709	85,392
	RenaissanceRe Holdings Ltd.	636,839	85,069
	Brixmor Property Group Inc.	4,781,661	83,727
	Hanover Insurance Group Inc.	672,555	82,973
	Popular Inc.	1,618,287	82,937

Primerica Inc.	681,938	82,208
Synovus Financial Corp.	1,770,412	81,067
EPR Properties	1,175,241	80,398
Highwoods Properties Inc.	1,636,775	77,354
* MGIC Investment Corp.	5,726,520	76,220
Wintrust Financial Corp.	893,272	75,874
Prosperity Bancshares Inc.	1,050,833	72,875
Janus Henderson Group plc	2,694,273	72,638
Umpqua Holdings Corp.	3,485,435	72,497
Axis Capital Holdings Ltd.	1,255,202	72,438
IBERIABANK Corp.	887,309	72,183
Hospitality Properties Trust	2,468,519	71,192
Associated Banc-Corp	2,735,465	71,122
Radian Group Inc.	3,372,452	69,709
Rayonier Inc.	2,046,214	69,182
Assured Guaranty Ltd.	1,628,458	68,770
Kemper Corp.	818,972	65,886
Senior Housing Properties Trust	3,748,371	65,821
FNB Corp.	5,138,901	65,367
Hancock Whitney Corp.	1,349,904	64,188
JBG SMITH Properties	1,711,193	63,023
First Industrial Realty Trust Inc.	1,992,473	62,564
RLJ Lodging Trust	2,769,424	61,010
Apple Hospitality REIT Inc.	3,459,329	60,504
Chemical Financial Corp.	1,130,661	60,377
LaSalle Hotel Properties	1,744,526	60,343
First Financial Bankshares Inc.	1,016,496	60,075
Blackstone Mortgage Trust Inc. Class A	1,785,918	59,846
United Bankshares Inc.	1,643,312	59,734
Sunstone Hotel Investors Inc.	3,620,040	59,224
Cousins Properties Inc.	6,646,260	59,085
BankUnited Inc.	1,668,288	59,057
Selective Insurance Group Inc.	929,686	59,035
* Equity Commonwealth	1,830,822	58,751
Two Harbors Investment Corp.	3,923,470	58,577
MB Financial Inc.	1,266,289	58,389
Glacier Bancorp Inc.	1,335,125	57,531
Weingarten Realty Investors	1,913,455	56,944
TCF Financial Corp.	2,387,800	56,853
Navient Corp.	4,178,094	56,321
Valley National Bancorp	4,985,064	56,082
CNO Financial Group Inc.	2,601,038	55,194
Stifel Financial Corp.	1,069,369	54,816
Taubman Centers Inc.	915,273	54,761
Brookfield Property REIT Inc. Class A	2,533,342	53,023
Bank of Hawaii Corp.	667,312	52,658
MFA Financial Inc.	7,095,178	52,150
* Omega Healthcare Investors Inc.	1,591,238	52,145
RLI Corp.	663,302	52,122
BGC Partners Inc. Class A	4,351,721	51,437
Erie Indemnity Co. Class A	401,578	51,213
EastGroup Properties Inc.	535,107	51,167
Chimera Investment Corp.	2,809,395	50,934
UMB Financial Corp.	714,337	50,646
Cathay General Bancorp	1,219,637	50,542
BancorpSouth Bank	1,522,703	49,792
Community Bank System Inc.	807,815	49,333

* SLM Corp.	4,421,888	49,304
National Health Investors Inc.	636,051	48,079
American Equity Investment Life Holding Co.	1,355,451	47,929
South State Corp.	582,433	47,759
CVB Financial Corp.	2,094,859	46,757
Old National Bancorp	2,407,440	46,464
Investors Bancorp Inc.	3,786,366	46,459
First Hawaiian Inc.	1,708,954	46,415
Fulton Financial Corp.	2,779,551	46,280
GEO Group Inc.	1,826,537	45,956
CoreCivic Inc.	1,872,399	45,555
White Mountains Insurance Group Ltd.	47,844	44,776
Columbia Banking System Inc.	1,154,907	44,776
Brandywine Realty Trust	2,805,902	44,109
Empire State Realty Trust Inc.	2,648,663	43,994
Outfront Media Inc.	2,199,202	43,874
Columbia Property Trust Inc.	1,855,167	43,856
First Financial Bancorp	1,467,299	43,579
First Citizens BancShares Inc. Class A	95,988	43,413
First Midwest Bancorp Inc.	1,624,323	43,191
Legg Mason Inc.	1,356,191	42,354
Retail Properties of America Inc.	3,453,679	42,100
Washington Federal Inc.	1,315,091	42,083
* Brighthouse Financial Inc.	946,828	41,888
Xenia Hotels & Resorts Inc.	1,761,655	41,751
^ Realogy Holdings Corp.	2,014,904	41,588
International Bancshares Corp.	883,140	39,741
ProAssurance Corp.	844,486	39,649
* OneMain Holdings Inc.	1,178,898	39,623
Aspen Insurance Holdings Ltd.	943,531	39,440
Sterling Bancorp	1,790,434	39,390
Great Western Bancorp Inc.	928,875	39,189
PotlatchDeltic Corp.	941,363	38,549
New York Community Bancorp Inc.	3,688,529	38,250
DiamondRock Hospitality Co.	3,271,187	38,175
Union Bankshares Corp.	987,965	38,066
Piedmont Office Realty Trust Inc. Class A	2,005,687	37,968
Washington REIT	1,222,578	37,472
Apollo Commercial Real Estate Finance Inc.	1,947,977	36,758
WesBanco Inc.	814,251	36,299
Independent Bank Corp.	433,259	35,787
BOK Financial Corp.	366,554	35,658
First Merchants Corp.	777,741	34,991
Federated Investors Inc. Class B	1,433,291	34,571
Santander Consumer USA Holdings Inc.	1,714,063	34,350
Acadia Realty Trust	1,214,642	34,046
^ Tanger Factory Outlet Centers Inc.	1,478,479	33,828
* Genworth Financial Inc. Class A	7,906,553	32,970
United Community Banks Inc.	1,179,479	32,896
* Enstar Group Ltd.	156,057	32,538
Sabra Health Care REIT Inc.	1,401,829	32,410
Trustmark Corp.	954,310	32,113
Argo Group International Holdings Ltd.	507,680	32,009
Banner Corp.	508,533	31,615
* First BanCorp	3,466,163	31,542
Hope Bancorp Inc.	1,940,233	31,374
Cadence BanCorp Class A	1,189,959	31,082

	Renasant Corp.	734,649	30,275
	Chesapeake Lodging Trust	941,490	30,194
	DDR Corp.	2,176,336	29,141
	Horace Mann Educators Corp.	643,542	28,895
^	Colony Credit Real Estate Inc.	1,310,547	28,819
	Mack-Cali Realty Corp.	1,346,424	28,625
	Lexington Realty Trust	3,351,081	27,814
	Invesco Mortgage Capital Inc.	1,750,752	27,697
	Navigators Group Inc.	399,621	27,614
	LTC Properties Inc.	613,751	27,073
	Artisan Partners Asset Management Inc. Class A	805,215	26,089
	Capitol Federal Financial Inc.	2,023,140	25,775
	First Interstate BancSystem Inc. Class A	567,331	25,416
	Waddell & Reed Financial Inc. Class A	1,192,380	25,255
	First Commonwealth Financial Corp.	1,562,209	25,214
	National General Holdings Corp.	927,850	24,903
	Walker & Dunlop Inc.	468,750	24,787
	Northwest Bancshares Inc.	1,426,111	24,700
	Berkshire Hills Bancorp Inc.	604,593	24,607
	NBT Bancorp Inc.	636,751	24,438
*	PRA Group Inc.	677,467	24,389
^	Seritage Growth Properties Class A	511,042	24,269
	Alexander & Baldwin Inc.	1,068,868	24,253
	Westamerica Bancorporation	391,643	23,561
	Ladder Capital Corp. Class A	1,382,225	23,415
	Global Net Lease Inc.	1,111,310	23,171
	Provident Financial Services Inc.	935,317	22,962
	Park National Corp.	212,995	22,484
	Hilltop Holdings Inc.	1,110,972	22,408
	S&T Bancorp Inc.	513,176	22,251
	Employers Holdings Inc.	488,192	22,115
	Mercury General Corp.	435,731	21,856
*	Clearway Energy Inc.	1,131,472	21,781
	Redwood Trust Inc.	1,320,463	21,444
	Select Income REIT	973,840	21,366
*	Cannae Holdings Inc.	1,017,626	21,319
	Washington Prime Group Inc.	2,916,947	21,294
	AmTrust Financial Services Inc.	1,416,018	20,561
	Brookline Bancorp Inc.	1,230,460	20,549
	Safety Insurance Group Inc.	224,942	20,155
*	FGL Holdings	2,233,184	19,987
	Boston Private Financial Holdings Inc.	1,357,317	18,527
	City Holding Co.	237,532	18,242
	PennyMac Mortgage Investment Trust	900,411	18,224
	Tompkins Financial Corp.	223,422	18,140
	State Bank Financial Corp.	598,627	18,067
	Beneficial Bancorp Inc.	1,045,896	17,676
	Piper Jaffray Cos.	231,280	17,658
	Government Properties Income Trust	1,547,373	17,470
	BancFirst Corp.	291,154	17,455
	United Fire Group Inc.	341,314	17,328
	American National Insurance Co.	129,715	16,771
	Ramco-Gershenson Properties Trust	1,224,510	16,653
*,^ Encore Capital Group Inc.		459,628	16,478
	TPG RE Finance Trust Inc.	797,523	15,966
	Universal Health Realty Income Trust	199,794	14,867
	Getty Realty Corp.	519,592	14,840

*,^ MBIA Inc.		1,380,938	14,762
*	Flagstar Bancorp Inc.	463,932	14,600
	ARMOUR Residential REIT Inc.	649,655	14,585
*,^ Cushman & Wakefield plc		843,292	14,328
	Heartland Financial USA Inc.	242,387	14,071
	Hersha Hospitality Trust Class A	602,818	13,666
	InfraREIT Inc.	638,354	13,501
	Franklin Street Properties Corp.	1,641,889	13,119
	CorePoint Lodging Inc.	665,507	12,944
	Granite Point Mortgage Trust Inc.	666,280	12,846
*,^ Columbia Financial Inc.		755,874	12,623
	Nelnet Inc. Class A	212,571	12,153
	Houlihan Lokey Inc. Class A	270,188	12,140
	Virtus Investment Partners Inc.	106,126	12,072
	FBL Financial Group Inc. Class A	160,228	12,057
	Capstead Mortgage Corp.	1,492,966	11,809
	iStar Inc.	1,041,488	11,633
	Investors Real Estate Trust	1,936,947	11,583
	National Western Life Group Inc. Class A	36,024	11,499
	American Assets Trust Inc.	307,093	11,451
	Summit Hotel Properties Inc.	845,840	11,444
	OFG Bancorp	707,937	11,433
	Saul Centers Inc.	199,274	11,159
	Central Pacific Financial Corp.	416,232	11,001
	Northfield Bancorp Inc.	686,950	10,936
*	Clearway Energy Inc. Class A	572,061	10,892
^	CBL & Associates Properties Inc.	2,642,047	10,542
	Oritani Financial Corp.	653,055	10,155
	Urstadt Biddle Properties Inc. Class A	473,025	10,071
	Pennsylvania REIT	1,023,332	9,681
	Ashford Hospitality Trust Inc.	1,514,497	9,678
	KKR Real Estate Finance Trust Inc.	470,944	9,499
	Dime Community Bancshares Inc.	519,181	9,267
*	Third Point Reinsurance Ltd.	662,400	8,611
	State Auto Financial Corp.	278,813	8,515
	AG Mortgage Investment Trust Inc.	464,802	8,450
*	World Acceptance Corp.	73,732	8,432
*	Retail Value Inc.	239,193	7,819
	Anworth Mortgage Asset Corp.	1,626,366	7,530
	Industrial Logistics Properties Trust	316,981	7,294
*	Ocwen Financial Corp.	1,847,268	7,278
*	Focus Financial Partners Inc. Class A	150,878	7,161
*	Tejon Ranch Co.	303,031	6,579
	Greenhill & Co. Inc.	247,665	6,526
*	Ambac Financial Group Inc.	318,234	6,498
*,^ American Finance Trust Inc.		415,640	6,343
*	Greenlight Capital Re Ltd. Class A	484,168	6,004
	Investment Technology Group Inc.	257,050	5,568
*,^ Altisource Portfolio Solutions SA		167,462	5,397
*	EZCORP Inc. Class A	380,518	4,072
*,^ Forestar Group Inc.		173,655	3,681
	Spirit MTA REIT	312,161	3,596
	PennyMac Financial Services Inc. Class A	167,483	3,500
	Associated Capital Group Inc. Class A	66,081	2,812
	Maiden Holdings Ltd.	673,578	1,920
*	MoneyGram International Inc.	193,857	1,037
	Urstadt Biddle Properties Inc.	45,537	784

	Annaly Capital Management Inc.	282	3
	New York REIT Inc.	15	—
	GAMCO Investors Inc. Class A	4	—
			10,137,767
Health Care (5.8%)
*	WellCare Health Plans Inc.	389,768	124,917
	Encompass Health Corp.	1,484,848	115,744
*	Charles River Laboratories International Inc.	760,057	102,258
	Hill-Rom Holdings Inc.	1,049,943	99,115
*	Sage Therapeutics Inc.	700,716	98,976
*	Envision Healthcare Corp.	1,919,480	87,778
*	United Therapeutics Corp.	654,148	83,652
	STERIS plc	669,058	76,540
*	Loxo Oncology Inc.	427,456	73,022
*	Molina Healthcare Inc.	463,704	68,953
*	MEDNAX Inc.	1,477,108	68,922
*	Endo International plc	3,184,759	53,599
*	Myriad Genetics Inc.	1,123,269	51,670
*	Blueprint Medicines Corp.	658,558	51,407
*	Avanos Medical Inc.	747,164	51,181
*	Haemonetics Corp.	408,182	46,769
*	Tenet Healthcare Corp.	1,617,709	46,040
*	Aerie Pharmaceuticals Inc.	714,159	43,956
	Chemed Corp.	127,917	40,880
*	Mallinckrodt plc	1,315,081	38,545
*	LifePoint Health Inc.	580,879	37,409
	CONMED Corp.	420,447	33,308
^	Patterson Cos. Inc.	1,274,218	31,155
*	AnaptysBio Inc.	311,229	31,051
*	Prestige Consumer Healthcare Inc.	816,177	30,925
*	Select Medical Holdings Corp.	1,585,209	29,168
*	Brookdale Senior Living Inc.	2,960,355	29,100
*	Magellan Health Inc.	386,899	27,876
*	Akorn Inc.	1,483,255	19,253
*	Amneal Pharmaceuticals Inc.	861,805	19,123
	Owens & Minor Inc.	997,796	16,484
*	Intra-Cellular Therapies Inc.	702,822	15,251
	Ensign Group Inc.	396,434	15,033
*	Madrigal Pharmaceuticals Inc.	66,661	14,274
*,^ Reata Pharmaceuticals Inc. Class A		140,075	11,453
	National HealthCare Corp.	150,552	11,347
*	G1 Therapeutics Inc.	206,951	10,821
*,^ Denali Therapeutics Inc.		439,657	9,558
	Invacare Corp.	521,274	7,585
*,^ Synergy Pharmaceuticals Inc.		3,890,743	6,614
*,^ Community Health Systems Inc.		1,795,420	6,212
*	American Renal Associates Holdings Inc.	214,103	4,635
*	PDL BioPharma Inc.	1,199,265	3,154
*	Tricida Inc.	96,945	2,962
*	Assertio Therapeutics Inc.	503,346	2,960
*	Allakos Inc.	64,923	2,921
*,^ Rubius Therapeutics Inc.		100,123	2,403
*,^ Lannett Co. Inc.		357,942	1,700
*	Kiniksa Pharmaceuticals Ltd. Class A	45,761	1,167
*	Wright Medical Group Inc. CVR	71,097	103

* LHC Group Inc.	27	3
		1,858,932
Industrials (19.8%)
IDEX Corp.	1,213,254	182,789
PerkinElmer Inc.	1,752,201	170,437
Spirit AeroSystems Holdings Inc. Class A	1,683,543	154,330
Allegion plc	1,502,837	136,112
Donaldson Co. Inc.	2,039,400	118,815
Carlisle Cos. Inc.	944,845	115,082
Booz Allen Hamilton Holding Corp. Class A	2,142,321	106,323
AptarGroup Inc.	984,204	106,038
Lincoln Electric Holdings Inc.	978,764	91,456
Sonoco Products Co.	1,576,340	87,487
Curtiss-Wright Corp.	625,217	85,917
Trinity Industries Inc.	2,335,584	85,576
* Genesee & Wyoming Inc. Class A	940,068	85,537
ITT Inc.	1,383,835	84,774
* AECOM	2,542,173	83,027
Oshkosh Corp.	1,155,347	82,307
Avnet Inc.	1,829,749	81,918
* Stericycle Inc.	1,358,491	79,716
MDU Resources Group Inc.	3,102,714	79,709
Crane Co.	800,607	78,740
* Quanta Services Inc.	2,353,823	78,571
* Conduent Inc.	3,171,996	71,433
Bemis Co. Inc.	1,439,961	69,982
nVent Electric plc	2,546,775	69,170
EMCOR Group Inc.	919,689	69,078
Graphic Packaging Holding Co.	4,909,834	68,787
Jabil Inc.	2,396,761	64,904
AGCO Corp.	1,062,747	64,604
MSC Industrial Direct Co. Inc. Class A	727,274	64,080
* CoreLogic Inc.	1,280,045	63,247
Ryder System Inc.	839,253	61,324
Louisiana-Pacific Corp.	2,256,035	59,762
Tetra Tech Inc.	873,576	59,665
MSA Safety Inc.	545,741	58,089
EnerSys	665,778	58,009
Regal Beloit Corp.	687,268	56,665
Flowserve Corp.	1,033,643	56,530
Kennametal Inc.	1,288,546	56,129
* Generac Holdings Inc.	980,459	55,308
Timken Co.	1,095,854	54,628
Barnes Group Inc.	767,725	54,532
Brink's Co.	764,818	53,346
Macquarie Infrastructure Corp.	1,148,243	52,968
GATX Corp.	594,972	51,519
* Rexnord Corp.	1,649,657	50,809
* KLX Inc.	801,883	50,342
Acuity Brands Inc.	317,710	49,944
* Keysight Technologies Inc.	740,618	49,088
Applied Industrial Technologies Inc.	609,092	47,661
* Owens-Illinois Inc.	2,516,445	47,284
KBR Inc.	2,222,270	46,957
Valmont Industries Inc.	335,700	46,494
Belden Inc.	641,919	45,839
* WESCO International Inc.	741,442	45,562

* MasTec Inc.	1,014,245	45,286
* FTI Consulting Inc.	606,340	44,378
Terex Corp.	1,105,171	44,107
* Colfax Corp.	1,219,402	43,972
Deluxe Corp.	751,857	42,811
Korn/Ferry International	864,707	42,578
Vishay Intertechnology Inc.	2,087,246	42,475
* Esterline Technologies Corp.	463,697	42,173
UniFirst Corp.	242,699	42,145
* Integer Holdings Corp.	507,922	42,132
Moog Inc. Class A	483,825	41,594
* Beacon Roofing Supply Inc.	1,076,426	38,956
* Harsco Corp.	1,276,195	36,435
Watts Water Technologies Inc. Class A	437,274	36,294
* Kirby Corp.	425,961	35,035
Convergys Corp.	1,440,275	34,192
Silgan Holdings Inc.	1,226,219	34,089
ABM Industries Inc.	1,036,610	33,431
* SPX FLOW Inc.	635,506	33,046
Universal Forest Products Inc.	918,793	32,461
Brady Corp. Class A	719,246	31,467
Maxar Technologies Ltd.	934,427	30,902
Mobile Mini Inc.	703,313	30,840
Greenbrier Cos. Inc.	507,960	30,528
* Navistar International Corp.	779,910	30,027
Otter Tail Corp.	618,934	29,647
* Anixter International Inc.	421,556	29,635
* Plexus Corp.	505,608	29,583
Kaman Corp.	434,805	29,036
World Fuel Services Corp.	1,018,099	28,181
* Sanmina Corp.	1,015,204	28,020
Triton International Ltd.	829,422	27,595
Actuant Corp. Class A	959,351	26,766
Matson Inc.	673,508	26,698
ESCO Technologies Inc.	386,850	26,325
ManTech International Corp. Class A	415,369	26,293
Werner Enterprises Inc.	734,172	25,953
* Armstrong World Industries Inc.	367,065	25,548
AAR Corp.	527,524	25,263
Mueller Industries Inc.	860,805	24,946
* Knowles Corp.	1,416,736	23,546
* TTM Technologies Inc.	1,468,360	23,362
* Atlas Air Worldwide Holdings Inc.	364,193	23,217
* Hub Group Inc. Class A	505,988	23,073
* Milacron Holdings Corp.	1,127,276	22,827
Greif Inc. Class A	421,924	22,640
EVERTEC Inc.	930,842	22,433
Boise Cascade Co.	608,079	22,377
* TriMas Corp.	717,338	21,807
Standex International Corp.	205,659	21,440
* SPX Corp.	639,649	21,307
McGrath RentCorp	368,250	20,059
* OSI Systems Inc.	261,187	19,931
H&E Equipment Services Inc.	515,784	19,486
Rush Enterprises Inc. Class A	491,318	19,314
* Sykes Enterprises Inc.	632,288	19,278
Aircastle Ltd.	879,824	19,277

*	Atkore International Group Inc.	726,005	19,261
^	Altra Industrial Motion Corp.	460,631	19,024
*	Cardtronics plc Class A	588,450	18,619
	ArcBest Corp.	382,039	18,548
*	Huron Consulting Group Inc.	361,269	17,847
	Triumph Group Inc.	759,043	17,686
	Benchmark Electronics Inc.	726,601	17,003
	Primoris Services Corp.	684,307	16,985
	Astec Industries Inc.	334,187	16,846
	Comfort Systems USA Inc.	298,649	16,844
*	TrueBlue Inc.	632,592	16,479
	Granite Construction Inc.	357,872	16,355
	Navigant Consulting Inc.	699,672	16,134
	MTS Systems Corp.	287,059	15,717
	Encore Wire Corp.	310,294	15,546
	Wabash National Corp.	849,739	15,491
	CIRCOR International Inc.	318,602	15,134
	AVX Corp.	813,623	14,686
	Kforce Inc.	377,890	14,209
	Manitowoc Co. Inc.	571,593	13,713
*	Gates Industrial Corp. plc	698,947	13,630
*	JELD-WEN Holding Inc.	533,986	13,168
*	Pluralsight Inc. Class A	405,022	12,961
*	Aegion Corp. Class A	496,827	12,610
	Briggs & Stratton Corp.	650,090	12,501
*	GMS Inc.	530,215	12,301
*	Tutor Perini Corp.	644,030	12,108
	Kelly Services Inc. Class A	493,315	11,854
*,^ Team Inc.		469,772	10,570
	Griffon Corp.	651,479	10,521
*	Wesco Aircraft Holdings Inc.	883,678	9,941
	Quad/Graphics Inc.	476,284	9,926
*	Donnelley Financial Solutions Inc.	546,519	9,794
	Hyster-Yale Materials Handling Inc.	152,067	9,357
	Resources Connection Inc.	494,266	8,205
*,^ MACOM Technology Solutions Holdings Inc.		368,633	7,594
	RR Donnelley & Sons Co.	1,087,236	5,871
	TTEC Holdings Inc.	226,619	5,869
	American Railcar Industries Inc.	125,171	5,770
	LSC Communications Inc.	492,736	5,450
	Rush Enterprises Inc. Class B	97,479	3,888
*	International Seaways Inc.	181,196	3,628
	Greif Inc. Class B	59,174	3,411
	Park Electrochemical Corp.	162,106	3,159
*	Armstrong Flooring Inc.	90,262	1,634
*,^ Forterra Inc.		171,280	1,278
*	Evo Payments Inc. Class A	36	1
*	PHH Corp.	78	1
			6,313,745
Oil & Gas (4.3%)
	PBF Energy Inc. Class A	1,799,421	89,809
	Murphy Oil Corp.	2,595,724	86,541
*	Whiting Petroleum Corp.	1,437,557	76,248
	Range Resources Corp.	3,941,890	66,973
*,^ Chesapeake Energy Corp.		13,695,626	61,493
	Ensco plc Class A	6,907,103	58,296
*	First Solar Inc.	1,159,603	56,148

	SM Energy Co.	1,771,611	55,859
	Delek US Holdings Inc.	1,193,796	50,653
	McDermott International Inc.	2,710,953	49,963
*	Southwestern Energy Co.	9,264,856	47,343
*	Denbury Resources Inc.	7,259,483	45,009
*	Oceaneering International Inc.	1,554,859	42,914
*	QEP Resources Inc.	3,744,365	42,386
*	Rowan Cos. plc Class A	2,006,958	37,791
*	Oasis Petroleum Inc.	2,509,658	35,587
	Nabors Industries Ltd.	5,386,978	33,184
	CNX Resources Corp.	2,188,915	31,323
*	Dril-Quip Inc.	591,337	30,897
*	NOW Inc.	1,709,078	28,285
*	Oil States International Inc.	848,032	28,155
	Helmerich & Payne Inc.	407,422	28,018
	SemGroup Corp. Class A	1,242,017	27,387
*	Noble Corp. plc	3,885,885	27,318
*	MRC Global Inc.	1,368,123	25,680
	Archrock Inc.	2,037,746	24,861
*	Superior Energy Services Inc.	2,430,745	23,676
*	Helix Energy Solutions Group Inc.	2,214,833	21,883
*	Unit Corp.	822,231	21,427
*	C&J Energy Services Inc.	967,189	20,118
*,^ Diamond Offshore Drilling Inc.		992,179	19,844
^	CVR Energy Inc.	280,192	11,269
*	Magnolia Oil & Gas Corp.	738,309	11,082
*	ProPetro Holding Corp.	652,288	10,756
*	KLX Energy Services Holdings Inc.	327,875	10,495
*,^ SunPower Corp. Class A		1,030,291	7,521
*	Exterran Corp.	283,082	7,510
*	Alta Mesa Resources Inc.	1,388,480	5,804
	Green Plains Inc.	323,521	5,565
*	TETRA Technologies Inc.	981,692	4,427
	Berry Petroleum Corp.	175,999	3,101
*,^ Covia Holdings Corp.		303,175	2,720
*,^ EP Energy Corp. Class A		659,981	1,544
	Targa Resources Corp.	181	10
*,^ Transocean Ltd.		382	5
*	Apergy Corp.	67	3
*	Weatherford International plc	867	2
*,^ Tellurian Inc.		84	1
*	Ultra Petroleum Corp.	171	—
			1,376,884
Other (0.0%)2
*,§ Herbalife Ltd. CVR		147,396	1,430
*,§ A Schulman Inc. CVR		420,351	803
*,§ Clinical Data CVR		62,138	—
			2,233
Technology (6.5%)
	Leidos Holdings Inc.	2,380,379	164,627
*	ON Semiconductor Corp.	6,738,015	124,182
	Teradyne Inc.	2,946,975	108,979
*	CommScope Holding Co. Inc.	3,037,589	93,436
	Cypress Semiconductor Corp.	5,712,668	82,777
*	Nuance Communications Inc.	4,534,612	78,539
*	CACI International Inc. Class A	390,708	71,949

*	Teradata Corp.	1,882,411	70,986
*	ARRIS International plc	2,707,663	70,372
*	Semtech Corp.	1,046,529	58,187
	Perspecta Inc.	2,226,948	57,277
	Science Applications International Corp.	670,861	54,071
*	NCR Corp.	1,862,572	52,916
*	Verint Systems Inc.	1,010,907	50,646
*	Okta Inc.	655,673	46,133
*	Tech Data Corp.	605,680	43,348
	Cabot Microelectronics Corp.	402,156	41,490
*	Viavi Solutions Inc.	3,571,165	40,497
	SYNNEX Corp.	469,385	39,757
*	Premier Inc. Class A	845,819	38,722
*	Avaya Holdings Corp.	1,738,585	38,492
*	EchoStar Corp. Class A	764,364	35,444
*	Finisar Corp.	1,853,340	35,306
*	NetScout Systems Inc.	1,207,606	30,492
*	Insight Enterprises Inc.	559,208	30,248
*	NETGEAR Inc.	480,966	30,229
*	Blucora Inc.	718,355	28,914
*	Synaptics Inc.	559,549	25,527
	Progress Software Corp.	707,119	24,954
*	Electronics For Imaging Inc.	697,487	23,770
	TiVo Corp.	1,876,581	23,363
*	Syntel Inc.	531,348	21,775
	Pitney Bowes Inc.	3,009,781	21,309
*	Web.com Group Inc.	757,866	21,144
	CSG Systems International Inc.	525,290	21,085
*	Yext Inc.	849,981	20,145
*	Cirrus Logic Inc.	480,241	18,537
*	NextGen Healthcare Inc.	873,751	17,545
*,^ Unisys Corp.		815,418	16,634
*	ScanSource Inc.	410,693	16,387
*	Cloudera Inc.	871,382	15,380
	Plantronics Inc.	247,969	14,952
	ADTRAN Inc.	768,870	13,571
*,^ MongoDB Inc.		155,652	12,693
*	Pivotal Software Inc. Class A	642,047	12,571
*,^ Appian Corp. Class A		370,841	12,275
	Xperi Corp.	768,402	11,411
*	Amkor Technology Inc.	1,543,287	11,405
*	Rambus Inc.	834,354	9,103
	Presidio Inc.	592,249	9,032
*	FormFactor Inc.	596,044	8,196
*	Casa Systems Inc.	472,926	6,976
	Monotype Imaging Holdings Inc.	304,831	6,158
^	Diebold Nixdorf Inc.	1,237,467	5,569
*,^ Avalara Inc.		155,711	5,439
*,^ Zuora Inc. Class A		219,291	5,068
	Systemax Inc.	122,269	4,027
	Computer Programs & Systems Inc.	145,008	3,893
*	Ribbon Communications Inc.	442,988	3,026
*	Eventbrite Inc. Class A	79,247	3,009
*,^ Carbon Black Inc.		48,642	1,030
*	SVMK Inc.	30,260	485
	CDW Corp.	66	6
*	SailPoint Technologies Holding Inc.	57	2

*	salesforce.com Inc.	2	—
*	Tenable Holdings Inc.	8	—
			2,065,468
Telecommunications (0.7%)
*	Vonage Holdings Corp.	3,397,767	48,112
	Telephone & Data Systems Inc.	1,487,975	45,279
*,^ Iridium Communications Inc.		1,487,178	33,462
*	Intelsat SA	1,079,589	32,388
*	8x8 Inc.	693,508	14,737
	Consolidated Communications Holdings Inc.	1,087,817	14,185
*	United States Cellular Corp.	246,571	11,041
^	Frontier Communications Corp.	1,649,336	10,704
			209,908
Utilities (5.8%)
	NRG Energy Inc.	4,558,900	170,503
	Atmos Energy Corp.	1,764,445	165,699
	UGI Corp.	2,755,992	152,902
	Aqua America Inc.	2,819,693	104,047
	Vectren Corp.	1,317,319	94,175
	SCANA Corp.	2,141,934	83,300
*	Vistra Energy Corp.	3,282,898	81,678
	IDACORP Inc.	797,582	79,144
	National Fuel Gas Co.	1,351,597	75,770
	ONE Gas Inc.	831,049	68,379
	Portland General Electric Co.	1,412,532	64,426
	New Jersey Resources Corp.	1,395,871	64,350
	Hawaiian Electric Industries Inc.	1,722,397	61,300
	ALLETE Inc.	812,447	60,942
	Southwest Gas Holdings Inc.	723,702	57,194
	Spire Inc.	761,616	56,017
	Avista Corp.	1,041,280	52,647
	PNM Resources Inc.	1,258,054	49,630
	Black Hills Corp.	848,147	49,269
	South Jersey Industries Inc.	1,349,277	47,589
	NorthWestern Corp.	797,284	46,769
	El Paso Electric Co.	642,468	36,749
	American States Water Co.	578,165	35,349
	MGE Energy Inc.	543,647	34,712
	California Water Service Group	756,254	32,443
	Northwest Natural Gas Co.	451,132	30,181
	Evergy Inc.	118	6
*,^ Bloom Energy Corp. Class A		16	1
			1,855,171
Total Common Stocks (Cost $25,151,120)			31,651,664

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.8%)1
Money Market Fund (0.7%)
3,4 Vanguard Market Liquidity Fund	2.209%		2,297,647	229,765

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
United States Treasury Bill	2.034%-2.078%	11/15/18	1,700	1,696
5 United States Treasury Bill	2.059%	11/29/18	6,000	5,979
United States Treasury Bill	2.093%	12/20/18	1,000	995
				8,670
Total Temporary Cash Investments (Cost $238,423)				238,435
Total Investments (100.2%) (Cost $25,389,543)				31,890,099
Other Assets and Liabilities-Net (-0.2%)4,6				(54,573)
Net Assets (100%)				31,835,526

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $155,364,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $164,118,000 of collateral received for securities on loan.
5	Securities with a value of $5,331,000 have been segregated as initial margin for open futures contracts.
6	Cash of $790,000 has been segregated as collateral for open over-the-counter swap contracts. CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2018	1,056	89,802	(1,258)
E-mini S&P 500 Index	December 2018	190	27,731	(33)
E-mini S&P Mid-Cap 400 Index	December 2018	50	10,126	(143)
				(1,434)

Total Return Swaps

Small-Cap Value Index Fund

				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Ambac Financial Group Inc.	10/11/18	GSCM	7,703	(2.568%)	(214)
Ambac Financial Group Inc.	10/11/18	GSCM	840	(2.818%)	(23)
SLM Corp.	11/9/18	GSCM	28,549	(2.531%)	(1,400)
					(1,637)
GSCM—Goldman Sachs Capital Management.
1 Payment received/paid monthly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to

Small-Cap Value Index Fund

the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	31,649,431	—	2,233
Temporary Cash Investments	229,765	8,670	—
Futures Contracts—Assets[1]	260	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Swap Contracts—Liabilities	—	(1,637)	—
Total	31,879,447	7,033	2,233
1 Represents variation margin on the last day of the reporting period.

Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (1.9%)
	Royal Gold Inc.	968,659	74,645
*	Ingevity Corp.	620,616	63,228
	Versum Materials Inc.	1,612,772	58,076
	Balchem Corp.	475,710	53,322
	NewMarket Corp.	129,307	52,435
	KapStone Paper and Packaging Corp.	1,304,511	44,236
*	Platform Specialty Products Corp.	3,190,793	39,789
*	Univar Inc.	835,488	25,616
	US Silica Holdings Inc.	1,144,938	21,559
*	Ferro Corp.	622,029	14,444
*	PQ Group Holdings Inc.	496,930	8,681
*	Coeur Mining Inc.	1,407,042	7,500
	American Vanguard Corp.	407,201	7,330
			470,861
Consumer Goods (5.7%)
*	Middleby Corp.	823,522	106,523
	Pool Corp.	566,397	94,520
*	Post Holdings Inc.	935,721	91,738
	Brunswick Corp.	1,282,376	85,945
	Gentex Corp.	3,974,069	85,284
	Toll Brothers Inc.	2,022,279	66,796
	Carter's Inc.	652,668	64,353
*	Wayfair Inc.	418,915	61,861
*	Skechers U.S.A. Inc. Class A	1,996,375	55,759
*	Zynga Inc. Class A	11,443,252	45,887
*	Welbilt Inc.	2,072,626	43,276
*,^ iRobot Corp.		384,396	42,253
	Steven Madden Ltd.	777,466	41,128
*,^ Tempur Sealy International Inc.		683,345	36,149
*	Boston Beer Co. Inc. Class A	122,487	35,215
	WD-40 Co.	194,692	33,506
	J&J Snack Foods Corp.	221,819	33,470
*	Dorman Products Inc.	392,458	30,188
	LCI Industries	353,769	29,292
*	Gentherm Inc.	539,250	24,509
*	USANA Health Sciences Inc.	196,987	23,747
*	Meritage Homes Corp.	571,147	22,789
	Columbia Sportswear Co.	233,049	21,690
	Vector Group Ltd.	1,562,132	21,526
	Lancaster Colony Corp.	142,623	21,281
	Interface Inc. Class A	879,054	20,526
*	National Beverage Corp.	172,345	20,099
*	Fox Factory Holding Corp.	264,690	18,542
	Medifast Inc.	83,561	18,513
*	Sleep Number Corp.	489,053	17,987
*	Fitbit Inc. Class A	3,159,540	16,904
	Callaway Golf Co.	695,448	16,892
*	Cavco Industries Inc.	61,946	15,672

*	TRI Pointe Group Inc.	1,122,710	13,922
	Coca-Cola Bottling Co. Consolidated	68,462	12,479
	Oxford Industries Inc.	118,135	10,656
	Cal-Maine Foods Inc.	211,668	10,224
*	Crocs Inc.	475,161	10,116
*	American Woodmark Corp.	115,946	9,096
	Phibro Animal Health Corp. Class A	149,798	6,426
*,^ GoPro Inc. Class A		847,019	6,099
*,^ elf Beauty Inc.		351,502	4,475
*,^ Revlon Inc. Class A		120,606	2,689
*,^ Arlo Technologies Inc.		164,520	2,387
*,^ Sonos Inc.		111,844	1,794
*	Hain Celestial Group Inc.	424	11
	B&G Foods Inc.	305	8
*	Hostess Brands Inc. Class A	436	5
			1,454,207
Consumer Services (13.4%)
*	Burlington Stores Inc.	998,617	162,695
*	Live Nation Entertainment Inc.	2,007,594	109,354
*	Five Below Inc.	821,379	106,829
*	Liberty Media Corp-Liberty Formula One	2,830,392	105,262
*	Bright Horizons Family Solutions Inc.	858,278	101,139
*,^ Caesars Entertainment Corp.		9,222,621	94,532
*	GrubHub Inc.	668,147	92,619
	Dunkin' Brands Group Inc.	1,237,516	91,230
*	Madison Square Garden Co. Class A	268,823	84,765
	Vail Resorts Inc.	298,181	81,827
*	Etsy Inc.	1,591,176	81,755
*	Grand Canyon Education Inc.	712,781	80,402
*	Ollie's Bargain Outlet Holdings Inc.	782,236	75,173
*	Trade Desk Inc. Class A	495,552	74,784
	Six Flags Entertainment Corp.	1,055,377	73,686
*	Planet Fitness Inc. Class A	1,301,120	70,300
	Casey's General Stores Inc.	541,087	69,860
	Texas Roadhouse Inc. Class A	1,002,674	69,475
	Cable One Inc.	71,700	63,355
	Dolby Laboratories Inc. Class A	905,284	63,343
	Marriott Vacations Worldwide Corp.	556,906	62,234
*	ServiceMaster Global Holdings Inc.	1,002,795	62,203
*	Yelp Inc. Class A	1,174,482	57,785
*	Stamps.com Inc.	254,776	57,630
	World Wrestling Entertainment Inc. Class A	577,029	55,816
	Nexstar Media Group Inc. Class A	638,800	51,998
*	Sprouts Farmers Market Inc.	1,784,331	48,909
	Sabre Corp.	1,829,162	47,705
*	Hilton Grand Vacations Inc.	1,434,936	47,496
	Churchill Downs Inc.	160,179	44,482
*	Cargurus Inc.	776,255	43,230
*	Chegg Inc.	1,513,031	43,015
	Choice Hotels International Inc.	502,242	41,837
*,^ Eldorado Resorts Inc.		855,659	41,585
	Boyd Gaming Corp.	1,160,215	39,273
	Dave & Buster's Entertainment Inc.	581,578	38,512
*	Liberty Expedia Holdings Inc. Class A	805,475	37,890
*,^ RH		287,449	37,659
	Morningstar Inc.	284,067	35,764
*,^ Pandora Media Inc.		3,737,260	35,541

*	National Vision Holdings Inc.	724,152	32,688
*	Shutterfly Inc.	494,275	32,568
	Jack in the Box Inc.	382,920	32,100
	Monro Inc.	460,926	32,080
*	Sotheby's	648,941	31,921
*	Roku Inc.	429,010	31,331
	PriceSmart Inc.	383,611	31,053
	Wingstop Inc.	431,531	29,461
*	Pinnacle Entertainment Inc.	824,417	27,775
	Red Rock Resorts Inc. Class A	1,028,266	27,403
*	Groupon Inc. Class A	6,713,829	25,311
*	Weight Watchers International Inc.	344,267	24,784
	Allegiant Travel Co. Class A	191,031	24,223
*	Floor & Decor Holdings Inc. Class A	790,068	23,836
*	Belmond Ltd. Class A	1,290,715	23,556
	BJ's Restaurants Inc.	309,333	22,334
	Sonic Corp.	505,482	21,908
*	Shake Shack Inc. Class A	343,842	21,665
*,^ ANGI Homeservices Inc. Class A		914,372	21,469
	Lions Gate Entertainment Corp. Class B	917,568	21,379
*	At Home Group Inc.	655,700	20,674
*	Scientific Games Corp.	809,068	20,550
*	Quotient Technology Inc.	1,193,763	18,503
	Cheesecake Factory Inc.	304,442	16,300
*	Diplomat Pharmacy Inc.	823,205	15,978
*	TrueCar Inc.	1,124,247	15,852
*	Liberty Media Corp-Liberty Formula One Class A	378,736	13,475
*,^ Carvana Co. Class A		227,247	13,428
*	Herc Holdings Inc.	176,604	9,042
	Papa John's International Inc.	163,665	8,393
	EW Scripps Co. Class A	406,031	6,700
	Lions Gate Entertainment Corp. Class A	268,846	6,557
	New Media Investment Group Inc.	413,768	6,492
*	Lumber Liquidators Holdings Inc.	416,069	6,445
	Tile Shop Holdings Inc.	299,363	2,140
*,^ Blue Apron Holdings Inc. Class A		625,749	1,076
	Domino's Pizza Inc.	195	57
*	Copart Inc.	904	47
	Rollins Inc.	450	27
	AMC Entertainment Holdings Inc. Class A	238	5
*	BJ's Wholesale Club Holdings Inc.	174	5
*	BrightView Holdings Inc.	90	1
			3,403,541
Financials (16.4%)
	Sun Communities Inc.	1,211,776	123,044
	Equity LifeStyle Properties Inc.	1,205,017	116,224
	Kilroy Realty Corp.	1,565,877	112,258
	CyrusOne Inc.	1,545,080	97,958
	VICI Properties Inc.	4,519,664	97,715
	Lamar Advertising Co. Class A	1,253,548	97,526
	MarketAxess Holdings Inc.	528,369	94,309
	Douglas Emmett Inc.	2,427,741	91,574
	Signature Bank	772,803	88,749
	American Campus Communities Inc.	2,041,828	84,042
	Healthcare Trust of America Inc. Class A	3,092,243	82,470
	American Homes 4 Rent Class A	3,762,674	82,365
	Medical Properties Trust Inc.	5,446,427	81,206

*	Credit Acceptance Corp.	185,316	81,181
*	Zillow Group Inc.	1,823,902	80,708
*	Western Alliance Bancorp	1,409,564	80,190
	CubeSmart	2,762,151	78,804
	STORE Capital Corp.	2,768,952	76,949
	Hudson Pacific Properties Inc.	2,336,938	76,465
*	GCI Liberty Inc. Class A	1,471,538	75,048
*	Howard Hughes Corp.	574,885	71,412
*	Bank OZK	1,807,424	68,610
	Life Storage Inc.	695,485	66,182
	Pinnacle Financial Partners Inc.	1,094,397	65,828
	Gramercy Property Trust	2,398,718	65,821
*	Green Dot Corp. Class A	697,511	61,953
*	Texas Capital Bancshares Inc.	741,270	61,266
*	Essent Group Ltd.	1,377,677	60,962
	CoreSite Realty Corp.	544,272	60,490
	Ryman Hospitality Properties Inc.	684,643	58,996
	Healthcare Realty Trust Inc.	1,876,886	54,918
	Evercore Inc. Class A	514,182	51,701
	Spirit Realty Capital Inc.	6,378,704	51,412
	FirstCash Inc.	621,515	50,964
	Home BancShares Inc.	2,325,673	50,932
	Paramount Group Inc.	3,310,022	49,948
	Uniti Group Inc.	2,465,552	49,681
*	Omega Healthcare Investors Inc.	1,488,945	48,793
	Corporate Office Properties Trust	1,546,912	46,144
	Physicians Realty Trust	2,707,896	45,655
	STAG Industrial Inc.	1,566,864	43,089
	Rexford Industrial Realty Inc.	1,342,813	42,916
	Colony Capital Inc.	6,904,789	42,050
	Kennedy-Wilson Holdings Inc.	1,812,907	38,978
	CenterState Bank Corp.	1,335,664	37,465
	Pebblebrook Hotel Trust	1,027,075	37,355
	PS Business Parks Inc.	290,650	36,939
	Moelis & Co. Class A	673,002	36,881
	Sterling Bancorp	1,666,378	36,660
*	Zillow Group Inc. Class A	825,705	36,496
	Simmons First National Corp. Class A	1,225,975	36,105
	Americold Realty Trust	1,422,811	35,599
	Urban Edge Properties	1,610,591	35,562
*	Pacific Premier Bancorp Inc.	873,903	32,509
	QTS Realty Trust Inc. Class A	756,758	32,291
	Retail Opportunity Investments Corp.	1,689,516	31,543
	Terreno Realty Corp.	828,338	31,228
*	FCB Financial Holdings Inc. Class A	656,033	31,096
	Sabra Health Care REIT Inc.	1,325,256	30,640
	Ameris Bancorp	666,335	30,452
	Towne Bank	956,711	29,515
	LegacyTexas Financial Group Inc.	677,429	28,858
*	Axos Financial Inc.	787,839	27,094
*,^ LendingTree Inc.		113,984	26,228
	ServisFirst Bancshares Inc.	663,330	25,969
*	Eagle Bancorp Inc.	483,911	24,486
	HFF Inc. Class A	548,670	23,308
*	LendingClub Corp.	5,923,029	22,981
	CareTrust REIT Inc.	1,203,068	21,306
	Kite Realty Group Trust	1,250,688	20,824

	Virtu Financial Inc. Class A	949,646	19,420
	Independent Bank Group Inc.	279,157	18,508
	Kearny Financial Corp.	1,309,120	18,131
*,^ Redfin Corp.		911,176	17,039
	WisdomTree Investments Inc.	1,921,163	16,291
	National Bank Holdings Corp. Class A	382,517	14,402
	Cohen & Steers Inc.	310,140	12,595
	TFS Financial Corp.	825,024	12,384
	Houlihan Lokey Inc. Class A	255,248	11,468
	American Assets Trust Inc.	297,635	11,099
	Hamilton Lane Inc. Class A	248,067	10,984
*	Marcus & Millichap Inc.	313,264	10,873
	Alexander's Inc.	30,917	10,614
	RMR Group Inc. Class A	100,160	9,295
*	St. Joe Co.	509,643	8,562
*	Third Point Reinsurance Ltd.	636,193	8,271
	Front Yard Residential Corp.	725,929	7,876
	New Senior Investment Group Inc.	1,178,698	6,954
*	Focus Financial Partners Inc. Class A	141,881	6,734
	Investment Technology Group Inc.	237,037	5,134
	Spirit MTA REIT	317,489	3,657
	Newmark Group Inc. Class A	313,277	3,506
	PennyMac Financial Services Inc. Class A	166,713	3,484
*	On Deck Capital Inc.	422,538	3,199
	GAMCO Investors Inc. Class A	75,224	1,762
	Hilltop Holdings Inc.	331	7
*	Cushman & Wakefield plc	191	3
			4,159,128
Health Care (19.1%)
*	Neurocrine Biosciences Inc.	1,336,049	164,267
*	Sarepta Therapeutics Inc.	932,167	150,554
*	Exact Sciences Corp.	1,813,330	143,108
	West Pharmaceutical Services Inc.	1,086,853	134,194
*	Bluebird Bio Inc.	800,082	116,812
	Bio-Techne Corp.	557,779	113,848
*	Catalent Inc.	2,141,846	97,561
*	Bio-Rad Laboratories Inc. Class A	310,951	97,325
*	PRA Health Sciences Inc.	856,201	94,345
*	Ionis Pharmaceuticals Inc.	1,825,279	94,148
*	DexCom Inc.	652,984	93,403
*	Insulet Corp.	871,665	92,353
*	Masimo Corp.	694,044	86,436
*,^ Teladoc Health Inc.		975,120	84,202
*	HealthEquity Inc.	870,434	82,178
*	Ligand Pharmaceuticals Inc.	296,020	81,255
*	Exelixis Inc.	4,401,902	78,002
	STERIS plc	625,982	71,612
*	Penumbra Inc.	457,039	68,419
*	FibroGen Inc.	1,121,545	68,134
*	ICU Medical Inc.	239,573	67,739
*	Integra LifeSciences Holdings Corp.	1,006,535	66,300
*	Inogen Inc.	267,845	65,386
*	Molina Healthcare Inc.	433,041	64,393
*	Syneos Health Inc.	1,216,763	62,724
*	Globus Medical Inc.	1,098,951	62,376
*	Novocure Ltd.	1,081,516	56,671
*	Agios Pharmaceuticals Inc.	728,529	56,184

*	NuVasive Inc.	759,633	53,919
*	Wright Medical Group NV	1,842,855	53,480
*	Amedisys Inc.	422,794	52,832
*	Neogen Corp.	727,428	52,033
*	Ultragenyx Pharmaceutical Inc.	666,859	50,908
	Bruker Corp.	1,503,354	50,287
*	Immunomedics Inc.	2,342,700	48,798
	Cantel Medical Corp.	523,920	48,232
*	Horizon Pharma plc	2,459,610	48,159
*	Array BioPharma Inc.	3,141,030	47,744
*	Merit Medical Systems Inc.	768,228	47,208
*	Haemonetics Corp.	381,488	43,711
*	Acadia Healthcare Co. Inc.	1,240,130	43,653
*	LHC Group Inc.	416,558	42,901
^	Healthcare Services Group Inc.	1,034,840	42,035
*	Intercept Pharmaceuticals Inc.	327,398	41,370
*	Emergent BioSolutions Inc.	628,210	41,355
*	HMS Holdings Corp.	1,230,160	40,362
*	Omnicell Inc.	550,418	39,575
	Chemed Corp.	118,797	37,965
*	Ironwood Pharmaceuticals Inc. Class A	2,054,784	37,931
*	Supernus Pharmaceuticals Inc.	732,564	36,885
*	Halozyme Therapeutics Inc.	1,919,261	34,873
*	Amicus Therapeutics Inc.	2,792,274	33,759
*	Cambrex Corp.	491,781	33,638
*	Arena Pharmaceuticals Inc.	729,416	33,568
*	Acceleron Pharma Inc.	577,490	33,050
*	MyoKardia Inc.	503,815	32,849
*	Heron Therapeutics Inc.	1,032,440	32,677
*	Repligen Corp.	582,238	32,291
*	Quidel Corp.	489,453	31,898
*	ACADIA Pharmaceuticals Inc.	1,476,221	30,646
*,^ Glaukos Corp.		468,501	30,406
*	PTC Therapeutics Inc.	625,774	29,411
*,^ Medicines Co.		981,801	29,366
*	Momenta Pharmaceuticals Inc.	1,098,397	28,888
*	Pacira Pharmaceuticals Inc.	574,956	28,259
*	Xencor Inc.	700,401	27,295
*	NxStage Medical Inc.	971,684	27,100
*	Global Blood Therapeutics Inc.	692,030	26,297
*,^ Spark Therapeutics Inc.		470,708	25,677
*	WageWorks Inc.	585,368	25,025
*	Portola Pharmaceuticals Inc.	926,937	24,684
*	Nevro Corp.	422,668	24,092
*	Spectrum Pharmaceuticals Inc.	1,410,876	23,703
*	Medpace Holdings Inc.	393,385	23,568
*	Insmed Inc.	1,138,073	23,012
*	Genomic Health Inc.	317,159	22,271
*,^ TESARO Inc.		567,679	22,145
*	Puma Biotechnology Inc.	477,174	21,878
*	Clovis Oncology Inc.	738,862	21,700
*	Corcept Therapeutics Inc.	1,541,305	21,609
*	Editas Medicine Inc.	632,259	20,118
*,^ Theravance Biopharma Inc.		609,962	19,927
*	Tivity Health Inc.	591,980	19,032
	Luminex Corp.	626,043	18,975
*	Amneal Pharmaceuticals Inc.	806,296	17,892

*	REGENXBIO Inc.	234,711	17,721
*,^ Intrexon Corp.		1,011,780	17,423
*,^ OPKO Health Inc.		4,958,763	17,157
*	Aimmune Therapeutics Inc.	604,227	16,483
*	Varex Imaging Corp.	564,254	16,172
*	Tandem Diabetes Care Inc.	376,263	16,119
*	Orthofix Medical Inc.	263,846	15,253
*	Innoviva Inc.	975,240	14,863
*	Alder Biopharmaceuticals Inc.	853,815	14,216
*	Natera Inc.	588,507	14,089
	Ensign Group Inc.	364,108	13,807
*	Acorda Therapeutics Inc.	697,695	13,710
*	Intellia Therapeutics Inc.	445,980	12,764
*	Sangamo Therapeutics Inc.	745,409	12,635
*	iRhythm Technologies Inc.	130,094	12,315
	HealthStream Inc.	379,873	11,780
*	STAAR Surgical Co.	241,776	11,605
*	Radius Health Inc.	602,497	10,724
*	Atara Biotherapeutics Inc.	249,004	10,296
*	AMAG Pharmaceuticals Inc.	479,071	9,581
*,^ TherapeuticsMD Inc.		1,390,915	9,124
*,^ Denali Therapeutics Inc.		413,018	8,979
	Meridian Bioscience Inc.	593,289	8,840
*	CorVel Corp.	138,524	8,346
*	Natus Medical Inc.	232,798	8,299
*,^ Epizyme Inc.		761,196	8,069
*,^ Esperion Therapeutics Inc.		176,772	7,843
*	Achillion Pharmaceuticals Inc.	1,977,898	7,279
*,^ Akcea Therapeutics Inc.		192,187	6,730
*,^ Lexicon Pharmaceuticals Inc.		617,854	6,593
*	Aduro Biotech Inc.	699,157	5,139
*,^ Keryx Biopharmaceuticals Inc.		1,365,469	4,643
*,^ MiMedx Group Inc.		748,427	4,625
*,^ Insys Therapeutics Inc.		443,108	4,467
*,^ Surgery Partners Inc.		243,368	4,016
*	Five Prime Therapeutics Inc.	253,326	3,526
*,^ ZIOPHARM Oncology Inc.		955,757	3,058
*	Accuray Inc.	659,356	2,967
*	Tricida Inc.	93,370	2,852
*	Allakos Inc.	62,213	2,799
*,^ Rubius Therapeutics Inc.		88,988	2,136
*	Kiniksa Pharmaceuticals Ltd. Class A	47,391	1,208
*	Endologix Inc.	243,651	465
*	Wright Medical Group Inc. CVR	165,303	239
*	Seattle Genetics Inc.	471	36
*	Akorn Inc.	432	6
*,^ Seres Therapeutics Inc.		93	1
			4,847,849
Industrials (19.2%)
*	Zebra Technologies Corp.	792,943	140,216
*	WEX Inc.	636,750	127,834
*	Teledyne Technologies Inc.	504,476	124,444
	Lennox International Inc.	564,399	123,265
	Graco Inc.	2,469,613	114,442
*	HD Supply Holdings Inc.	2,578,872	110,350
	Nordson Corp.	773,707	107,468
*	Berry Global Group Inc.	1,956,432	94,672

* Fair Isaac Corp.	409,020	93,481
BWX Technologies Inc.	1,475,516	92,279
Jack Henry & Associates Inc.	571,614	91,504
National Instruments Corp.	1,857,598	89,778
Toro Co.	1,476,944	88,572
Hexcel Corp.	1,295,421	86,858
Watsco Inc.	473,339	84,302
HEICO Corp. Class A	992,753	74,953
Landstar System Inc.	606,130	73,948
^ Universal Display Corp.	626,153	73,823
* Euronet Worldwide Inc.	716,480	71,806
Littelfuse Inc.	352,078	69,673
Cognex Corp.	1,208,018	67,432
Air Lease Corp. Class A	1,464,005	67,169
* Trex Co. Inc.	866,566	66,708
Woodward Inc.	821,259	66,407
Insperity Inc.	555,688	65,543
Genpact Ltd.	2,112,135	64,652
Knight-Swift Transportation Holdings Inc.	1,843,029	63,548
FLIR Systems Inc.	1,019,887	62,692
MAXIMUS Inc.	951,258	61,889
* Coherent Inc.	358,995	61,815
* Proto Labs Inc.	378,674	61,250
HEICO Corp.	642,682	59,519
* ASGN Inc.	734,019	57,936
Eagle Materials Inc.	671,976	57,279
AO Smith Corp.	1,069,609	57,085
* Axon Enterprise Inc.	817,899	55,969
John Bean Technologies Corp.	466,747	55,683
* Allegheny Technologies Inc.	1,854,025	54,786
* USG Corp.	1,239,245	53,672
* Clean Harbors Inc.	746,487	53,433
* RBC Bearings Inc.	344,990	51,873
* Keysight Technologies Inc.	693,723	45,980
* Gardner Denver Holdings Inc.	1,617,266	45,833
* SiteOne Landscape Supply Inc.	597,961	45,050
Simpson Manufacturing Co. Inc.	614,553	44,530
* Cimpress NV	319,529	43,651
Exponent Inc.	768,687	41,202
* II-VI Inc.	845,312	39,983
* Rogers Corp.	271,353	39,976
* AMN Healthcare Services Inc.	701,681	38,382
* Paylocity Holding Corp.	466,423	37,463
* Mercury Systems Inc.	676,375	37,417
* Dycom Industries Inc.	438,908	37,132
* Aerovironment Inc.	317,883	35,657
* TriNet Group Inc.	625,181	35,210
* Aerojet Rocketdyne Holdings Inc.	1,004,730	34,151
Albany International Corp.	427,419	33,980
* Novanta Inc.	485,406	33,202
* Kirby Corp.	398,800	32,801
* ExlService Holdings Inc.	481,734	31,891
* Itron Inc.	494,510	31,748
Forward Air Corp.	431,732	30,955
* Summit Materials Inc. Class A	1,652,909	30,050
* TopBuild Corp.	525,869	29,880
* Saia Inc.	378,355	28,925

*	Advanced Disposal Services Inc.	1,050,361	28,444
	Covanta Holding Corp.	1,735,025	28,194
	Franklin Electric Co. Inc.	585,557	27,668
*,^ Evolent Health Inc. Class A		973,765	27,655
	Mueller Water Products Inc. Class A	2,335,426	26,881
	Cubic Corp.	362,071	26,449
*	Masonite International Corp.	407,578	26,126
	Schneider National Inc. Class B	1,043,994	26,079
*	Builders FirstSource Inc.	1,692,214	24,842
	Raven Industries Inc.	529,839	24,240
*	Armstrong World Industries Inc.	344,068	23,947
	Sun Hydraulics Corp.	424,017	23,228
*	Imperva Inc.	490,860	22,800
	EnPro Industries Inc.	310,472	22,643
	AAON Inc.	577,961	21,847
	Badger Meter Inc.	408,627	21,637
*	Continental Building Products Inc.	543,210	20,397
	AZZ Inc.	384,932	19,439
	Tennant Co.	252,888	19,207
	Methode Electronics Inc.	519,765	18,815
*,^ Ambarella Inc.		468,966	18,140
*	Air Transport Services Group Inc.	828,207	17,782
	Advanced Drainage Systems Inc.	545,430	16,854
	GrafTech International Ltd.	843,875	16,464
	Apogee Enterprises Inc.	395,894	16,358
*	FARO Technologies Inc.	250,373	16,111
	Lindsay Corp.	158,749	15,913
	Granite Construction Inc.	339,080	15,496
	Comfort Systems USA Inc.	274,484	15,481
	Heartland Express Inc.	664,889	13,118
*	Installed Building Products Inc.	325,577	12,697
*	JELD-WEN Holding Inc.	504,650	12,445
*	Thermon Group Holdings Inc.	478,997	12,349
*	SEACOR Holdings Inc.	241,988	11,957
*	GreenSky Inc. Class A	637,641	11,477
	Gorman-Rupp Co.	306,643	11,192
*,^ Inovalon Holdings Inc. Class A		1,006,958	10,120
	Quanex Building Products Corp.	515,680	9,385
*	Evo Payments Inc. Class A	326,235	7,797
*	Veeco Instruments Inc.	711,815	7,296
*,^ MACOM Technology Solutions Holdings Inc.		329,790	6,794
	REV Group Inc.	422,950	6,640
*	Vicor Corp.	133,976	6,163
*	Astronics Corp.	140,608	6,116
*	Mistras Group Inc.	257,209	5,574
*	InnerWorkings Inc.	653,468	5,175
*	Armstrong Flooring Inc.	77,552	1,404
*	Astronics Corp. Class B	20,229	871
	TransUnion	844	62
	Old Dominion Freight Line Inc.	322	52
			4,872,878
Oil & Gas (5.4%)
*	WPX Energy Inc.	6,204,711	124,839
*	Energen Corp.	1,441,430	124,208
*	Parsley Energy Inc. Class A	3,921,061	114,691
*,^ Transocean Ltd.		6,486,009	90,480
*	Newfield Exploration Co.	2,953,311	85,144

	Core Laboratories NV	653,416	75,685
*	Centennial Resource Development Inc. Class A	2,726,574	59,576
	Patterson-UTI Energy Inc.	3,089,265	52,857
*	Matador Resources Co.	1,546,588	51,115
*	Apergy Corp.	1,142,000	49,746
*	PDC Energy Inc.	975,895	47,780
*	Callon Petroleum Co.	3,356,255	40,242
*	Weatherford International plc	14,710,533	39,866
*	Chart Industries Inc.	456,907	35,790
*	Oasis Petroleum Inc.	2,348,826	33,306
*	SRC Energy Inc.	3,578,697	31,815
*	Antero Resources Corp.	1,764,420	31,248
*	Carrizo Oil & Gas Inc.	1,216,042	30,644
	Helmerich & Payne Inc.	383,756	26,391
*	Gulfport Energy Corp.	2,178,527	22,678
*	Cactus Inc. Class A	556,260	21,294
*	Extraction Oil & Gas Inc.	1,683,020	19,001
*	Laredo Petroleum Inc.	2,260,734	18,470
*	Newpark Resources Inc.	1,283,765	13,287
*,^ Tellurian Inc.		1,419,864	12,736
*	Forum Energy Technologies Inc.	1,206,936	12,492
	RPC Inc.	792,628	12,270
*,^ Jagged Peak Energy Inc.		781,425	10,807
*	Magnolia Oil & Gas Corp.	693,565	10,410
*	WildHorse Resource Development Corp.	435,586	10,297
*	ProPetro Holding Corp.	610,898	10,074
^	Liberty Oilfield Services Inc. Class A	460,523	9,933
*	Keane Group Inc.	644,708	7,975
*	Exterran Corp.	258,290	6,852
*	FTS International Inc.	485,015	5,718
*	NCS Multistage Holdings Inc.	161,121	2,660
*,^ Covia Holdings Corp.		291,837	2,618
*,^ Eclipse Resources Corp.		670,731	798
*	Southwestern Energy Co.	2,690	14
*	Alta Mesa Resources Inc.	352	1
			1,355,808
Other (0.0%)2
*,§ NewStar Financial Inc.		323,987	84
*,§ Media General Inc. CVR		1,362,047	53
*,§ Clinical Data CVR		132,154	—
			137
Technology (17.7%)
*	PTC Inc.	1,567,221	166,423
*	Ultimate Software Group Inc.	437,736	141,034
*	Tyler Technologies Inc.	542,714	132,997
*	Guidewire Software Inc.	1,186,311	119,829
*	Aspen Technology Inc.	1,049,301	119,526
*	Tableau Software Inc. Class A	1,035,204	115,674
*	Paycom Software Inc.	735,481	114,301
*	Zendesk Inc.	1,485,836	105,494
*	EPAM Systems Inc.	754,510	103,896
*	Fortinet Inc.	1,061,894	97,981
*	Veeva Systems Inc. Class A	891,559	97,064
*	Twilio Inc. Class A	1,077,822	92,994
*	Integrated Device Technology Inc.	1,910,638	89,819
*	RingCentral Inc. Class A	950,840	88,476

*	Proofpoint Inc.	757,429	80,537
*	athenahealth Inc.	598,417	79,948
*	Nutanix Inc.	1,842,833	78,726
*	HubSpot Inc.	515,342	77,791
	Monolithic Power Systems Inc.	592,906	74,427
*	RealPage Inc.	1,108,279	73,036
	Blackbaud Inc.	717,550	72,817
*	Ciena Corp.	2,112,855	66,006
	MKS Instruments Inc.	809,628	64,892
*	Pure Storage Inc. Class A	2,434,398	63,173
*	Medidata Solutions Inc.	837,572	61,402
*	2U Inc.	805,822	60,590
	Entegris Inc.	2,091,842	60,559
*	Coupa Software Inc.	757,212	59,895
*	New Relic Inc.	625,677	58,958
*	Silicon Laboratories Inc.	639,969	58,749
	j2 Global Inc.	692,156	57,345
*	Cree Inc.	1,503,172	56,925
*,^ ViaSat Inc.		837,136	53,535
*	Lumentum Holdings Inc.	888,328	53,255
*	Manhattan Associates Inc.	970,810	53,006
*	Ellie Mae Inc.	511,518	48,477
*	FireEye Inc.	2,731,409	46,434
*	ACI Worldwide Inc.	1,625,210	45,733
*	Box Inc.	1,881,884	44,996
*	Cornerstone OnDemand Inc.	780,420	44,289
*	Qualys Inc.	488,751	43,548
*	Bottomline Technologies DE Inc.	593,601	43,161
*	Okta Inc.	612,908	43,124
*	CommVault Systems Inc.	608,786	42,615
	InterDigital Inc.	515,237	41,219
*	Envestnet Inc.	637,266	38,841
*	Allscripts Healthcare Solutions Inc.	2,577,765	36,733
	Brooks Automation Inc.	1,042,027	36,502
	Pegasystems Inc.	581,297	36,389
	Cogent Communications Holdings Inc.	617,216	34,441
	LogMeIn Inc.	383,265	34,149
*	SailPoint Technologies Holding Inc.	991,718	33,738
*	Q2 Holdings Inc.	538,116	32,583
*	Five9 Inc.	703,735	30,746
*,^ 3D Systems Corp.		1,599,811	30,236
*	Varonis Systems Inc.	409,514	29,997
*	Advanced Energy Industries Inc.	578,155	29,862
*	Blackline Inc.	517,565	29,227
*	Alarm.com Holdings Inc.	491,354	28,204
^	Ubiquiti Networks Inc.	273,232	27,012
	Power Integrations Inc.	411,848	26,029
	Ebix Inc.	325,591	25,771
*	Alteryx Inc. Class A	419,429	23,996
*,^ Inphi Corp.		614,869	23,353
*	LivePerson Inc.	823,462	21,369
*	Hortonworks Inc.	903,905	20,618
*	Diodes Inc.	591,483	19,690
*	Rapid7 Inc.	513,836	18,971
*	Altair Engineering Inc. Class A	430,402	18,701
*	MicroStrategy Inc. Class A	132,583	18,644
*,^ DocuSign Inc. Class A		347,037	18,244

*	MaxLinear Inc.	910,359	18,098
*	Cision Ltd.	1,059,830	17,805
*	Cirrus Logic Inc.	451,444	17,426
*,^ Acacia Communications Inc.		415,553	17,191
*	Appfolio Inc.	218,492	17,130
*,^ Ceridian HCM Holding Inc.		405,617	17,048
*	Infinera Corp.	2,246,797	16,402
*	SendGrid Inc.	442,111	16,265
*	Cloudera Inc.	811,188	14,317
*	Lattice Semiconductor Corp.	1,785,567	14,285
	Plantronics Inc.	234,036	14,112
	Shutterstock Inc.	256,910	14,022
	NIC Inc.	931,956	13,793
*	Cray Inc.	601,054	12,923
*	MongoDB Inc.	145,907	11,899
*,^ Benefitfocus Inc.		282,269	11,418
*	Virtusa Corp.	199,584	10,720
*	CEVA Inc.	325,108	9,347
*	Rambus Inc.	798,207	8,708
*	Loral Space & Communications Inc.	189,038	8,582
*	Endurance International Group Holdings Inc.	942,854	8,297
*	Tenable Holdings Inc.	197,167	7,666
*	FormFactor Inc.	552,516	7,597
*,^ Zscaler Inc.		178,663	7,286
	Switch Inc.	660,393	7,132
	Forrester Research Inc.	144,461	6,631
	Monotype Imaging Holdings Inc.	295,833	5,976
*,^ Gogo Inc.		847,044	4,396
*,^ WideOpenWest Inc.		366,339	4,107
*,^ nLight Inc.		151,575	3,366
*	Castlight Health Inc. Class B	1,074,821	2,902
*	Eventbrite Inc. Class A	73,812	2,803
*	Smartsheet Inc. Class A	88,961	2,781
*	MobileIron Inc.	489,703	2,595
*	SecureWorks Corp. Class A	125,899	1,844
*,^ Carbon Black Inc.		49,280	1,044
*	SVMK Inc.	26,291	421
*	GoDaddy Inc. Class A	726	61
	SS&C Technologies Holdings Inc.	929	53
*,^ Match Group Inc.		229	13
*	NetScout Systems Inc.	348	9
	Xperi Corp.	225	3
*	Avalara Inc.	30	1
			4,477,197
Telecommunications (0.3%)
*,^ GTT Communications Inc.		645,602	28,019
	Shenandoah Telecommunications Co.	696,744	26,999
	ATN International Inc.	153,265	11,323
*	Cincinnati Bell Inc.	661,282	10,548
*,^ Globalstar Inc.		8,549,744	4,343
			81,232
Utilities (0.5%)
	Ormat Technologies Inc.	601,336	32,538
	Pattern Energy Group Inc. Class A	1,378,089	27,382
*	Evoqua Water Technologies Corp.	1,008,981	17,940
*,^ Sunrun Inc.		1,390,405	17,297

TerraForm Power Inc. Class A			927,696	10,715
*,^ Bloom Energy Corp. Class A			258,382	8,806
* Vivint Solar Inc.			219,515	1,141
				115,819
Total Common Stocks (Cost $18,044,921)				25,238,657
	Coupon
Temporary Cash Investments (1.5%)1
Money Market Fund (1.5%)
3,4 Vanguard Market Liquidity Fund	2.209%		3,704,103	370,410

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 United States Treasury Bill	2.027%—2.078%	11/15/18	11,000	10,972
Total Temporary Cash Investments (Cost $381,363)				381,382
Total Investments (101.1%) (Cost $18,426,284)				25,620,039
Other Assets and Liabilities-Net (-1.1%)4				(281,827)
Net Assets (100%)				25,338,212

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $283,934,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $296,544,000 of collateral received for securities on loan.
5	Securities with a value of $3,990,000 have been segregated as initial margin for open futures contracts. CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	290	42,326	(7)
E-mini Russell 2000 Index	December 2018	333	28,318	(468)
E-mini S&P Mid-Cap 400 Index	December 2018	100	20,252	(286)
				(761)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Small-Cap Growth Index Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,238,520	—	137
Temporary Cash Investments	370,410	10,972	—
Futures Contracts—Assets[1]	137	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	25,609,054	10,972	137
1 Represents variation margin on the last day of the reporting period.

Vanguard Mid-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)1
Basic Materials (3.5%)
	Freeport-McMoRan Inc.	32,293,998	449,532
	Newmont Mining Corp.	12,513,800	377,917
	Celanese Corp. Class A	3,166,234	360,951
	CF Industries Holdings Inc.	5,477,175	298,177
	International Flavors & Fragrances Inc.	2,124,691	295,587
	Eastman Chemical Co.	2,983,005	285,533
	FMC Corp.	3,158,445	275,353
	Mosaic Co.	8,138,577	264,341
	Albemarle Corp.	2,544,266	253,867
	Avery Dennison Corp.	2,050,860	222,211
*	Axalta Coating Systems Ltd.	5,079,623	148,122
	Reliance Steel & Aluminum Co.	1,612,144	137,500
	Steel Dynamics Inc.	2,616,359	118,233
*	Alcoa Corp.	2,187,375	88,370
	Westlake Chemical Corp.	912,524	75,840
			3,651,534
Consumer Goods (9.7%)
	Clorox Co.	3,004,956	451,976
*	Lululemon Athletica Inc.	2,508,881	407,668
	McCormick & Co. Inc.	2,845,254	374,862
*	Take-Two Interactive Software Inc.	2,670,409	368,490
	DR Horton Inc.	8,404,534	354,503
	Church & Dwight Co. Inc.	5,757,447	341,820
	Tapestry Inc.	6,757,492	339,699
	Genuine Parts Co.	3,270,752	325,113
	Lennar Corp. Class A	6,955,032	324,731
	Conagra Brands Inc.	9,188,197	312,123
	Hasbro Inc.	2,680,288	281,752
	PVH Corp.	1,808,478	261,144
*	Mohawk Industries Inc.	1,487,825	260,890
	Aptiv plc	3,105,385	260,542
	JM Smucker Co.	2,534,892	260,105
	Molson Coors Brewing Co. Class B	4,130,327	254,015
	Hormel Foods Corp.	6,222,845	245,180
	Lamb Weston Holdings Inc.	3,435,104	228,778
*	Michael Kors Holdings Ltd.	3,327,952	228,164
	Bunge Ltd.	3,309,565	227,400
*	LKQ Corp.	7,089,273	224,517
	Lear Corp.	1,536,972	222,861
	BorgWarner Inc.	4,900,140	209,628
	Tyson Foods Inc. Class A	3,471,193	206,640
	Newell Brands Inc.	9,976,728	202,528
	Garmin Ltd.	2,879,320	201,696
*	NVR Inc.	80,825	199,702
	Whirlpool Corp.	1,514,787	179,881
	Ralph Lauren Corp. Class A	1,296,157	178,286
	Harley-Davidson Inc.	3,907,492	177,009
	Fortune Brands Home & Security Inc.	3,341,545	174,963

	Campbell Soup Co.	4,584,627	167,935
	Hanesbrands Inc.	8,456,794	155,859
	PulteGroup Inc.	5,998,141	148,574
*	WABCO Holdings Inc.	1,241,007	146,364
	Jefferies Financial Group Inc.	6,646,767	145,963
	Polaris Industries Inc.	1,387,127	140,031
	Coty Inc. Class A	9,684,941	121,643
*	Keurig Dr Pepper Inc.	4,886,950	113,231
*	Wayfair Inc.	664,902	98,186
*,^ Under Armour Inc. Class A		4,364,309	92,611
	Ingredion Inc.	833,174	87,450
*,^ Under Armour Inc.		4,476,177	87,106
	Goodyear Tire & Rubber Co.	2,779,334	65,009
*	Elanco Animal Health Inc.	1,662,628	58,009
	Lennar Corp. Class B	212,981	8,200
			9,922,837
Consumer Services (10.5%)
	Royal Caribbean Cruises Ltd.	3,921,960	509,620
*	Dollar Tree Inc.	5,578,252	454,907
	Best Buy Co. Inc.	5,571,363	442,143
*	Ulta Beauty Inc.	1,341,244	378,392
	Expedia Group Inc.	2,724,977	355,555
	Tiffany & Co.	2,728,187	351,854
	Darden Restaurants Inc.	2,898,253	322,257
	MGM Resorts International	11,357,336	316,983
*	CarMax Inc.	4,142,229	309,300
	Kohl's Corp.	3,920,079	292,242
	Wynn Resorts Ltd.	2,293,919	291,465
	Domino's Pizza Inc.	982,338	289,593
	Viacom Inc. Class B	8,277,760	279,457
	Advance Auto Parts Inc.	1,651,051	277,922
*	Norwegian Cruise Line Holdings Ltd.	4,676,119	268,550
*	Chipotle Mexican Grill Inc. Class A	587,064	266,832
	Tractor Supply Co.	2,857,546	259,694
	Macy's Inc.	7,202,225	250,133
	Aramark	5,782,406	248,759
*	United Continental Holdings Inc.	2,718,000	242,065
*	AutoZone Inc.	310,102	240,546
*	Copart Inc.	4,631,814	238,677
*	Discovery Communications Inc.	8,026,544	237,425
	Nielsen Holdings plc	8,333,228	230,497
*	Qurate Retail Group Inc. QVC Group Class A	10,111,763	224,582
*	Liberty Broadband Corp.	2,518,676	212,325
	Interpublic Group of Cos. Inc.	9,004,291	205,928
	FactSet Research Systems Inc.	899,903	201,317
	Alaska Air Group Inc.	2,889,011	198,937
	Gap Inc.	6,817,576	196,687
	Omnicom Group Inc.	2,632,333	179,051
	AmerisourceBergen Corp. Class A	1,903,422	175,534
	L Brands Inc.	5,527,793	167,492
*	Liberty Media Corp-Liberty SiriusXM Class C	3,832,609	166,527
	Nordstrom Inc.	2,750,674	164,518
	News Corp. Class A	11,512,990	151,856
*	GrubHub Inc.	1,061,215	147,106
	Altice USA Inc. Class A	8,035,230	145,759
	Rollins Inc.	2,303,088	139,775
	Wyndham Hotels & Resorts Inc.	2,345,001	130,312

	Vail Resorts Inc.	473,020	129,806
*,^ Discovery Communications Inc. Class A		3,472,726	111,127
*	DISH Network Corp. Class A	2,552,968	91,294
*	Liberty Media Corp-Liberty SiriusXM Class A	1,930,888	83,878
	Hyatt Hotels Corp. Class A	964,324	76,751
*	TripAdvisor Inc.	1,243,430	63,502
*	Liberty Broadband Corp. Class A	573,722	48,382
*	Carvana Co. Class A	361,722	21,374
	Viacom Inc. Class A	246,129	8,996
	News Corp. Class B	356,118	4,843
			10,802,527
Financials (19.8%)
	Moody's Corp.	3,826,691	639,823
	Digital Realty Trust Inc.	4,831,912	543,494
	M&T Bank Corp.	3,036,005	499,544
	KeyCorp	24,680,757	490,900
	Regions Financial Corp.	25,863,866	474,602
*	SBA Communications Corp. Class A	2,694,269	432,780
	Citizens Financial Group Inc.	11,165,641	430,659
*	IHS Markit Ltd.	7,817,056	421,808
	Hartford Financial Services Group Inc.	8,408,686	420,098
	Principal Financial Group Inc.	6,680,186	391,392
*	SVB Financial Group	1,248,364	388,029
	Realty Income Corp.	6,804,423	387,104
	Huntington Bancshares Inc.	25,905,023	386,503
	Essex Property Trust Inc.	1,549,534	382,286
	Equifax Inc.	2,824,857	368,842
*	Markel Corp.	309,466	367,797
	Host Hotels & Resorts Inc.	17,399,756	367,135
	First Republic Bank	3,815,816	366,318
	Comerica Inc.	4,021,015	362,696
	MSCI Inc. Class A	1,979,806	351,237
	Lincoln National Corp.	5,083,349	343,939
*	CBRE Group Inc. Class A	7,573,135	333,975
*	E*TRADE Financial Corp.	6,092,024	319,161
	Arthur J Gallagher & Co.	4,284,078	318,907
	Alexandria Real Estate Equities Inc.	2,481,038	312,090
	Annaly Capital Management Inc.	30,305,759	310,028
	KKR & Co. Inc. Class A	11,162,296	304,396
	Loews Corp.	5,930,407	297,884
	AvalonBay Communities Inc.	1,621,282	293,695
	Vornado Realty Trust	4,016,688	293,218
	HCP Inc.	11,022,377	290,109
	Raymond James Financial Inc.	3,080,306	283,542
	Cincinnati Financial Corp.	3,625,000	278,436
*	Arch Capital Group Ltd.	9,032,952	269,272
	Mid-America Apartment Communities Inc.	2,669,972	267,478
	Ally Financial Inc.	9,902,050	261,909
	UDR Inc.	6,279,791	253,892
	Cboe Global Markets Inc.	2,623,290	251,731
	Extra Space Storage Inc.	2,819,338	244,267
	Regency Centers Corp.	3,776,250	244,210
	Fidelity National Financial Inc.	6,126,757	241,088
	Duke Realty Corp.	8,381,610	237,786
	Nasdaq Inc.	2,701,611	231,798
	Iron Mountain Inc.	6,712,944	231,731
	Zions Bancorporation	4,560,737	228,721

Invesco Ltd.	9,638,800	220,536
Everest Re Group Ltd.	958,483	218,985
Federal Realty Investment Trust	1,724,095	218,046
Alleghany Corp.	332,890	217,221
Reinsurance Group of America Inc. Class A	1,493,387	215,884
AGNC Investment Corp.	11,076,520	206,356
Torchmark Corp.	2,379,382	206,269
Camden Property Trust	2,177,176	203,718
SEI Investments Co.	3,311,304	202,321
Unum Group	5,130,887	200,464
Western Union Co.	10,492,928	199,995
SL Green Realty Corp.	2,030,892	198,073
* Athene Holding Ltd. Class A	3,746,397	193,539
Voya Financial Inc.	3,767,080	187,111
Macerich Co.	3,309,067	182,958
* Black Knight Inc.	3,329,749	172,980
Affiliated Managers Group Inc.	1,253,573	171,389
WR Berkley Corp.	2,143,178	171,304
VEREIT Inc.	22,697,541	164,784
Kimco Realty Corp.	9,390,864	157,203
Jones Lang LaSalle Inc.	1,068,313	154,179
Invitation Homes Inc.	6,715,617	153,855
Lazard Ltd. Class A	3,044,309	146,523
People's United Financial Inc.	8,182,435	140,083
CIT Group Inc.	2,653,600	136,952
Franklin Resources Inc.	3,709,570	112,808
AXA Equitable Holdings Inc.	3,948,380	84,693
* Brighthouse Financial Inc.	1,406,209	62,211
New York Community Bancorp Inc.	5,468,118	56,704
		20,373,454
Health Care (9.1%)
* Edwards Lifesciences Corp.	4,912,203	855,215
* Align Technology Inc.	1,790,090	700,319
* Centene Corp.	4,574,583	662,308
* IDEXX Laboratories Inc.	2,031,417	507,164
* IQVIA Holdings Inc.	3,802,178	493,295
* ABIOMED Inc.	1,000,170	449,826
* Laboratory Corp. of America Holdings	2,390,643	415,207
* BioMarin Pharmaceutical Inc.	4,166,401	404,016
ResMed Inc.	3,347,383	386,087
Quest Diagnostics Inc.	3,206,309	345,993
Cooper Cos. Inc.	1,152,001	319,277
* Henry Schein Inc.	3,592,073	305,434
* Incyte Corp.	4,239,162	292,841
Teleflex Inc.	1,074,381	285,882
* Hologic Inc.	6,384,120	261,621
Universal Health Services Inc. Class B	2,019,683	258,196
* Nektar Therapeutics Class A	4,046,139	246,653
* Varian Medical Systems Inc.	2,147,766	240,399
* Jazz Pharmaceuticals plc	1,346,456	226,380
* DaVita Inc.	2,936,696	210,356
Perrigo Co. plc	2,889,334	204,565
Dentsply Sirona Inc.	5,216,361	196,865
Cardinal Health Inc.	3,622,646	195,623
* Seattle Genetics Inc.	2,421,521	186,748
* Alnylam Pharmaceuticals Inc.	2,125,508	186,024
* WellCare Health Plans Inc.	578,223	185,315

* Alkermes plc	3,643,435	154,627
* DexCom Inc.	1,036,511	148,262
		9,324,498
Industrials (19.8%)
* Fiserv Inc.	9,499,564	782,574
Roper Technologies Inc.	2,424,465	718,151
* Worldpay Inc. Class A	7,079,425	716,933
Amphenol Corp. Class A	7,046,326	662,496
Rockwell Collins Inc.	3,856,113	541,668
Waste Connections Inc.	6,180,965	493,056
Global Payments Inc.	3,711,027	472,785
* FleetCor Technologies Inc.	2,073,589	472,447
* Verisk Analytics Inc. Class A	3,670,793	442,514
Willis Towers Watson plc	3,067,870	432,386
AMETEK Inc.	5,440,197	430,428
* TransDigm Group Inc.	1,111,208	413,703
WW Grainger Inc.	1,119,353	400,068
Cintas Corp.	1,994,633	394,558
L3 Technologies Inc.	1,837,613	390,713
Fastenal Co.	6,731,826	390,581
Total System Services Inc.	3,851,543	380,301
Textron Inc.	5,244,976	374,858
* Mettler-Toledo International Inc.	591,528	360,229
Broadridge Financial Solutions Inc.	2,728,942	360,084
* CoStar Group Inc.	853,715	359,277
Ball Corp.	8,068,306	354,925
Vulcan Materials Co.	3,103,084	345,063
* XPO Logistics Inc.	2,975,877	339,756
Xylem Inc.	4,213,811	336,557
* Waters Corp.	1,717,652	334,392
* Square Inc.	3,360,998	332,772
WestRock Co.	5,985,008	319,839
TransUnion	4,332,972	318,820
CH Robinson Worldwide Inc.	3,250,257	318,265
* United Rentals Inc.	1,941,275	317,593
* First Data Corp. Class A	12,572,357	307,646
Dover Corp.	3,465,141	306,769
Expeditors International of Washington Inc.	4,089,932	300,733
Old Dominion Freight Line Inc.	1,731,257	279,182
Kansas City Southern	2,396,678	271,496
Martin Marietta Materials Inc.	1,478,313	268,979
Masco Corp.	7,213,908	264,029
Huntington Ingalls Industries Inc.	1,016,248	260,241
Alliance Data Systems Corp.	1,095,628	258,743
* Trimble Inc.	5,863,988	254,849
Jacobs Engineering Group Inc.	3,329,076	254,674
JB Hunt Transport Services Inc.	2,052,181	244,086
Packaging Corp. of America	2,216,965	243,179
Snap-on Inc.	1,323,199	242,939
Arconic Inc.	10,197,111	224,438
Wabtec Corp.	2,035,097	213,441
* Sensata Technologies Holding plc	3,980,828	197,250
Robert Half International Inc.	2,728,890	192,059
Fluor Corp.	3,298,908	191,667
Hubbell Inc. Class B	1,284,972	171,634
Pentair plc	3,703,559	160,549
Allison Transmission Holdings Inc.	3,060,717	159,188

*	Crown Holdings Inc.	3,171,141	152,215
*	Arrow Electronics Inc.	2,050,201	151,141
	Sealed Air Corp.	3,725,445	149,577
*	Keysight Technologies Inc.	2,197,072	145,622
	Jack Henry & Associates Inc.	905,279	144,917
	Owens Corning	2,601,630	141,190
	Xerox Corp.	5,085,855	137,216
	ManpowerGroup Inc.	1,522,451	130,870
*	IPG Photonics Corp.	819,802	127,946
	Cognex Corp.	1,917,064	107,011
	FLIR Systems Inc.	1,618,959	99,517
	AO Smith Corp.	1,695,750	90,502
	Flowserve Corp.	1,534,898	83,944
	Acuity Brands Inc.	471,314	74,091
^	ADT Inc.	2,665,700	25,031
			20,336,353
Oil & Gas (6.4%)
*	Concho Resources Inc.	4,698,177	717,647
	ONEOK Inc.	9,647,845	654,027
	Hess Corp.	6,679,133	478,092
	Marathon Oil Corp.	20,038,196	466,489
	Devon Energy Corp.	11,339,614	452,904
	Apache Corp.	8,973,082	427,747
	National Oilwell Varco Inc.	8,976,280	386,698
*	Cheniere Energy Inc.	5,239,746	364,110
	Noble Energy Inc.	11,333,945	353,506
	Diamondback Energy Inc.	2,313,654	312,783
	Targa Resources Corp.	5,291,561	297,968
	HollyFrontier Corp.	4,133,026	288,898
	EQT Corp.	6,193,437	273,936
	Cabot Oil & Gas Corp.	10,350,082	233,084
	Cimarex Energy Co.	2,237,074	207,914
	OGE Energy Corp.	4,685,780	170,187
	Baker Hughes a GE Co.	4,828,679	163,354
*	Continental Resources Inc.	2,205,383	150,584
	Helmerich & Payne Inc.	1,214,030	83,489
*	Antero Resources Corp.	2,791,013	49,429
			6,532,846
Technology (15.4%)
*	Autodesk Inc.	5,141,141	802,584
*,^ Advanced Micro Devices Inc.		20,583,410	635,822
*	Red Hat Inc.	4,161,176	567,085
	NetApp Inc.	6,082,457	522,422
*	Workday Inc. Class A	3,429,700	500,668
	Motorola Solutions Inc.	3,806,827	495,420
	Xilinx Inc.	5,933,325	475,675
*	Cerner Corp.	7,332,585	472,292
*	Palo Alto Networks Inc.	2,070,028	466,295
	Harris Corp.	2,752,390	465,732
*	Twitter Inc.	16,001,075	455,391
*	Dell Technologies Inc. Class V	4,676,870	454,218
	Microchip Technology Inc.	5,526,191	436,072
*	VeriSign Inc.	2,574,064	412,159
*	Splunk Inc.	3,401,738	411,304
*	ServiceNow Inc.	2,086,749	408,231
*	IAC/InterActiveCorp	1,816,433	393,657

	Skyworks Solutions Inc.	4,198,916	380,884
	Western Digital Corp.	6,493,549	380,132
	KLA-Tencor Corp.	3,662,696	372,533
*	ANSYS Inc.	1,977,586	369,176
	Maxim Integrated Products Inc.	6,522,262	367,790
*	Synopsys Inc.	3,485,875	343,742
*	Citrix Systems Inc.	3,023,424	336,084
*	Arista Networks Inc.	1,228,753	326,676
	CA Inc.	7,357,694	324,842
*	Gartner Inc.	2,024,057	320,813
	CDW Corp.	3,550,979	315,753
	Symantec Corp.	14,581,400	310,292
*	GoDaddy Inc. Class A	3,688,477	307,582
*	Cadence Design Systems Inc.	6,634,606	300,680
	Seagate Technology plc	6,063,608	287,112
*	F5 Networks Inc.	1,426,814	284,535
	Marvell Technology Group Ltd.	14,569,743	281,196
*	Akamai Technologies Inc.	3,777,610	276,332
	SS&C Technologies Holdings Inc.	4,778,662	271,571
	Juniper Networks Inc.	8,089,171	242,432
*	Qorvo Inc.	2,947,580	226,639
	CDK Global Inc.	3,036,728	189,978
*	Fortinet Inc.	1,686,484	155,612
*	Veeva Systems Inc. Class A	1,414,864	154,036
*,^ Snap Inc.		13,551,640	114,918
*,^ Match Group Inc.		1,179,102	68,282
*,^ Dropbox Inc. Class A		2,104,448	56,462
	LogMeIn Inc.	608,715	54,237
			15,795,348
Telecommunications (0.6%)
	CenturyLink Inc.	22,805,760	483,482
*	Zayo Group Holdings Inc.	4,918,554	170,772
			654,254
Utilities (4.8%)
	WEC Energy Group Inc.	7,402,496	494,191
	DTE Energy Co.	4,257,753	464,649
	Eversource Energy	7,434,141	456,754
	FirstEnergy Corp.	11,402,158	423,818
	American Water Works Co. Inc.	4,234,275	372,489
	Ameren Corp.	5,725,364	361,957
	Evergy Inc.	6,373,807	350,049
	Entergy Corp.	4,242,948	344,230
	CMS Energy Corp.	6,645,867	325,647
	CenterPoint Energy Inc.	11,542,471	319,149
	Alliant Energy Corp.	5,582,988	237,668
	AES Corp.	15,523,281	217,326
	NiSource Inc.	8,517,127	212,247
	Pinnacle West Capital Corp.	2,627,078	208,012
*	Vistra Energy Corp.	4,866,754	121,085
	Avangrid Inc.	1,449,459	69,473
			4,978,744
Total Common Stocks (Cost $70,563,128)			102,372,395

		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		2.209%		4,937,896	493,790

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.918%–1.954%	10/4/18	2,000	2,000
4	United States Treasury Bill	1.975%	10/18/18	500	499
4	United States Treasury Bill	2.022%–2.035%	11/15/18	8,000	7,979
4	United States Treasury Bill	2.194%	1/24/19	5,000	4,965
	United States Treasury Bill	2.282%	2/7/19	11,000	10,911
					26,354
Total Temporary Cash Investments (Cost $520,119)					520,144
Total Investments (100.1%) (Cost $71,083,247)					102,892,539
Other Assets and Liabilities-Net (-0.1%)3,4					(132,830)
Net Assets (100%)					102,759,709

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $229,258,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.2%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $243,587,000 of collateral received for securities on loan.
4	Securities with a value of $13,443,000 and cash of $915,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2018	1,000	202,520	(2,861)
E-mini S&P 500 Index	December 2018	989	144,345	(49)
				(2,910)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Mid-Cap Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	102,372,395	—	—
Temporary Cash Investments	493,790	26,354	—
Futures Contracts—Assets[1]	650	—	—
Futures Contracts—Liabilities[1]	(45)	—	—
Total	102,866,790	26,354	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Basic Materials (5.9%)
Freeport-McMoRan Inc.	12,237,077	170,340
Newmont Mining Corp.	4,741,845	143,204
Celanese Corp. Class A	1,199,756	136,772
International Flavors & Fragrances Inc.	805,111	112,007
Eastman Chemical Co.	1,130,311	108,193
Mosaic Co.	3,083,935	100,166
Albemarle Corp.	964,099	96,198
Avery Dennison Corp.	777,098	84,199
FMC Corp.	598,418	52,170
Reliance Steel & Aluminum Co.	610,992	52,111
* Alcoa Corp.	828,862	33,486
Westlake Chemical Corp.	345,765	28,737
		1,117,583
Consumer Goods (13.3%)
Clorox Co.	1,138,659	171,266
DR Horton Inc.	3,184,442	134,320
Genuine Parts Co.	1,239,391	123,196
Lennar Corp. Class A	2,602,458	121,509
Conagra Brands Inc.	3,481,661	118,272
Hasbro Inc.	1,015,650	106,765
PVH Corp.	685,271	98,953
Aptiv plc	1,176,679	98,723
JM Smucker Co.	960,536	98,561
Molson Coors Brewing Co. Class B	1,565,125	96,255
* Michael Kors Holdings Ltd.	1,261,039	86,457
Bunge Ltd.	1,254,089	86,169
Lear Corp.	582,378	84,445
BorgWarner Inc.	1,856,741	79,431
Tyson Foods Inc. Class A	1,315,317	78,301
Newell Brands Inc.	3,780,362	76,741
Garmin Ltd.	1,090,933	76,420
Whirlpool Corp.	573,964	68,158
Ralph Lauren Corp. Class A	491,140	67,556
Harley-Davidson Inc.	1,480,627	67,072
Tapestry Inc.	1,280,289	64,360
^ Campbell Soup Co.	1,737,249	63,635
Hanesbrands Inc.	3,204,841	59,065
PulteGroup Inc.	2,272,445	56,289
Jefferies Financial Group Inc.	2,518,771	55,312
Hormel Foods Corp.	1,178,980	46,452
Coty Inc. Class A	3,670,970	46,107
Lamb Weston Holdings Inc.	650,811	43,344
* Keurig Dr Pepper Inc.	1,851,842	42,907
Ingredion Inc.	315,712	33,137
Goodyear Tire & Rubber Co.	1,053,247	24,636
* Elanco Animal Health Inc.	626,584	21,862
Lennar Corp. Class B	122,627	4,721
		2,500,397

Consumer Services (13.3%)
	Royal Caribbean Cruises Ltd.	1,486,152	193,111
	Best Buy Co. Inc.	2,111,161	167,542
	Darden Restaurants Inc.	1,098,246	122,114
	MGM Resorts International	4,303,656	120,115
	Kohl's Corp.	1,485,433	110,739
	Viacom Inc. Class B	3,128,172	105,607
	Advance Auto Parts Inc.	625,637	105,313
	Macy's Inc.	2,729,132	94,783
	Aramark	2,191,146	94,263
*	United Continental Holdings Inc.	1,029,925	91,725
*	AutoZone Inc.	117,509	91,152
*	Discovery Communications Inc.	3,039,948	89,922
	Nielsen Holdings plc	3,157,708	87,342
*	Qurate Retail Group Inc. QVC Group Class A	3,831,677	85,101
*	Liberty Broadband Corp.	952,452	80,292
	Interpublic Group of Cos. Inc.	3,411,884	78,030
	Alaska Air Group Inc.	1,094,731	75,383
	Gap Inc.	2,583,399	74,531
	Omnicom Group Inc.	997,397	67,843
	Tiffany & Co.	516,909	66,666
	AmerisourceBergen Corp. Class A	721,288	66,517
	L Brands Inc.	2,094,654	63,468
*	Liberty Media Corp-Liberty SiriusXM Class C	1,452,286	63,102
	Nordstrom Inc.	1,042,319	62,341
	Altice USA Inc. Class A	3,045,345	55,242
	News Corp. Class A	4,113,070	54,251
*,^ Discovery Communications Inc. Class A		1,317,280	42,153
*	DISH Network Corp. Class A	967,356	34,593
*	Liberty Media Corp-Liberty SiriusXM Class A	731,601	31,781
*	Liberty Broadband Corp. Class A	219,300	18,494
	News Corp. Class B	378,120	5,142
	Viacom Inc. Class A	101,594	3,713
			2,502,371
Financials (24.0%)
	M&T Bank Corp.	1,150,425	189,291
	KeyCorp	9,352,268	186,017
	Regions Financial Corp.	9,800,578	179,841
	Citizens Financial Group Inc.	4,230,934	163,187
	Hartford Financial Services Group Inc.	3,186,385	159,192
	Principal Financial Group Inc.	2,531,320	148,310
	Huntington Bancshares Inc.	9,816,077	146,456
	Host Hotels & Resorts Inc.	6,593,297	139,118
	Comerica Inc.	1,523,686	137,436
	Lincoln National Corp.	1,926,249	130,330
	Annaly Capital Management Inc.	11,483,383	117,475
	KKR & Co. Inc. Class A	4,230,624	115,369
	Loews Corp.	2,247,212	112,877
	HCP Inc.	4,176,717	109,931
	Raymond James Financial Inc.	1,167,259	107,446
	Cincinnati Financial Corp.	1,373,627	105,508
*	Arch Capital Group Ltd.	3,422,899	102,037
	Ally Financial Inc.	3,752,175	99,245
	UDR Inc.	2,379,588	96,207
	Fidelity National Financial Inc.	2,321,631	91,356
	Duke Realty Corp.	3,176,056	90,105
	Nasdaq Inc.	1,023,760	87,839

Zions Bancorporation	1,728,217	86,670
Invesco Ltd.	3,652,522	83,570
Everest Re Group Ltd.	363,206	82,982
Alleghany Corp.	126,143	82,312
Reinsurance Group of America Inc. Class A	565,896	81,806
AGNC Investment Corp.	4,197,093	78,192
Torchmark Corp.	901,625	78,162
Camden Property Trust	824,989	77,194
Unum Group	1,944,270	75,963
Western Union Co.	3,976,286	75,788
* Athene Holding Ltd. Class A	1,391,239	71,871
Voya Financial Inc.	1,427,508	70,904
Macerich Co.	1,253,897	69,328
Affiliated Managers Group Inc.	475,039	64,947
WR Berkley Corp.	812,118	64,913
VEREIT Inc.	8,600,719	62,441
Arthur J Gallagher & Co.	811,713	60,424
Kimco Realty Corp.	3,558,630	59,571
Jones Lang LaSalle Inc.	404,830	58,425
Lazard Ltd. Class A	1,153,596	55,523
People's United Financial Inc.	3,101,040	53,090
CIT Group Inc.	1,005,718	51,905
Franklin Resources Inc.	1,405,719	42,748
SL Green Realty Corp.	384,795	37,529
AXA Equitable Holdings Inc.	1,496,171	32,093
* Brighthouse Financial Inc.	532,373	23,552
New York Community Bancorp Inc.	2,070,014	21,466
		4,517,942
Health Care (4.8%)
* Laboratory Corp. of America Holdings	905,918	157,340
Quest Diagnostics Inc.	1,215,029	131,114
* Henry Schein Inc.	1,361,184	115,741
* Hologic Inc.	2,419,317	99,144
Universal Health Services Inc. Class B	765,350	97,842
* DaVita Inc.	1,112,849	79,713
Perrigo Co. plc	1,095,008	77,527
Dentsply Sirona Inc.	1,976,780	74,604
Cardinal Health Inc.	1,372,825	74,132
		907,157
Industrials (12.6%)
Willis Towers Watson plc	1,162,519	163,845
WW Grainger Inc.	424,154	151,597
L3 Technologies Inc.	696,332	148,054
Textron Inc.	1,987,513	142,048
Ball Corp.	3,057,270	134,489
WestRock Co.	2,267,807	121,192
* First Data Corp. Class A	4,764,032	116,576
Dover Corp.	1,313,020	116,242
Huntington Ingalls Industries Inc.	385,090	98,614
Alliance Data Systems Corp.	415,164	98,045
Jacobs Engineering Group Inc.	1,261,493	96,504
Arconic Inc.	3,863,995	85,047
Fluor Corp.	1,250,065	72,629
Hubbell Inc. Class B	486,911	65,037
Xylem Inc.	798,338	63,763
Pentair plc	1,403,369	60,836

	Allison Transmission Holdings Inc.	1,159,747	60,318
	CH Robinson Worldwide Inc.	615,817	60,301
*	United Rentals Inc.	367,790	60,170
*	Crown Holdings Inc.	1,201,782	57,686
*	Arrow Electronics Inc.	776,901	57,273
	Sealed Air Corp.	1,411,857	56,686
*	Keysight Technologies Inc.	832,524	55,180
	Owens Corning	986,072	53,514
	Xerox Corp.	1,927,725	52,010
	ManpowerGroup Inc.	576,902	49,590
	FLIR Systems Inc.	613,494	37,711
	Flowserve Corp.	581,604	31,808
*	Stericycle Inc.	79	5
			2,366,770
Oil & Gas (5.3%)
	Marathon Oil Corp.	7,593,131	176,768
	Devon Energy Corp.	4,296,965	171,621
	National Oilwell Varco Inc.	3,401,436	146,534
	HollyFrontier Corp.	1,566,131	109,472
	EQT Corp.	2,346,889	103,803
	Hess Corp.	1,265,489	90,584
	Noble Energy Inc.	2,147,434	66,978
	OGE Energy Corp.	1,775,562	64,488
	Baker Hughes a GE Co.	1,829,791	61,902
	Helmerich & Payne Inc.	229,736	15,799
			1,007,949
Technology (9.3%)
	NetApp Inc.	2,304,832	197,962
	Motorola Solutions Inc.	1,442,532	187,731
*	Dell Technologies Inc. Class V	1,772,207	172,117
	Western Digital Corp.	2,460,610	144,044
	Maxim Integrated Products Inc.	2,471,466	139,366
*	Synopsys Inc.	1,320,914	130,255
	CA Inc.	2,788,073	123,094
	CDW Corp.	1,345,564	119,648
	Symantec Corp.	5,525,343	117,579
	Seagate Technology plc	2,297,664	108,794
	Marvell Technology Group Ltd.	5,520,926	106,554
	Juniper Networks Inc.	3,065,284	91,867
	KLA-Tencor Corp.	693,936	70,580
*	Qorvo Inc.	558,474	42,941
			1,752,532
Telecommunications (1.0%)
	CenturyLink Inc.	8,641,695	183,204

Utilities (10.0%)
	WEC Energy Group Inc.	2,804,994	187,261
	DTE Energy Co.	1,613,381	176,068
	Eversource Energy	2,816,970	173,075
	FirstEnergy Corp.	4,320,663	160,599
	American Water Works Co. Inc.	1,604,489	141,147
	Ameren Corp.	2,169,531	137,158
	Evergy Inc.	2,415,248	132,645
	Entergy Corp.	1,607,807	130,441
	CMS Energy Corp.	2,518,380	123,401
	CenterPoint Energy Inc.	4,373,396	120,924

	Alliant Energy Corp.			2,115,567	90,060
	AES Corp.			5,882,254	82,352
	NiSource Inc.			3,227,469	80,429
	Pinnacle West Capital Corp.			995,518	78,825
*	Vistra Energy Corp.			1,844,172	45,883
	Avangrid Inc.			549,227	26,324
					1,886,592
Total Common Stocks (Cost $15,441,209)					18,742,497
		Coupon
Temporary Cash Investments (0.3%)1
Money Market Fund (0.3%)
2,3 Vanguard Market Liquidity Fund		2.209%		483,597	48,360

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	2.078%	11/15/18	2,000	1,995
4	United States Treasury Bill	2.132%	1/3/19	400	398
4	United States Treasury Bill	2.282%	2/7/19	500	496
4	United States Treasury Bill	2.280%	2/21/19	500	495
4	United States Treasury Bill	2.314%	2/28/19	150	148
					3,532
Total Temporary Cash Investments (Cost $51,892)					51,892
Total Investments (99.8%) (Cost $15,493,101)					18,794,389
Other Assets and Liabilities-Net (0.2%)3					30,390
Net Assets (100%)					18,824,779

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,200,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.2%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $12,801,000 of collateral received for securities on loan.
4	Securities with a value of $3,532,000 have been segregated as initial margin for open futures contracts.

Mid-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	397	57,942	58
E-mini S&P Mid-Cap 400 Index	December 2018	115	23,290	(329)
				(271)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Mid-Cap Value Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	18,742,497	—	—
Temporary Cash Investments	48,360	3,532	—
Futures Contracts—Assets[1]	75	—	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	18,790,914	3,532	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Basic Materials (1.3%)
	CF Industries Holdings Inc.	1,367,624	74,453
*	Axalta Coating Systems Ltd.	1,267,636	36,964
	FMC Corp.	394,593	34,401
	Steel Dynamics Inc.	653,739	29,543
			175,361
Consumer Goods (6.3%)
*	Lululemon Athletica Inc.	626,970	101,876
	McCormick & Co. Inc.	710,455	93,603
*	Take-Two Interactive Software Inc.	666,836	92,017
	Church & Dwight Co. Inc.	1,437,641	85,353
*	Mohawk Industries Inc.	371,445	65,133
*	LKQ Corp.	1,769,755	56,048
*	NVR Inc.	20,178	49,856
	Fortune Brands Home & Security Inc.	834,853	43,713
	Tapestry Inc.	844,229	42,439
*	WABCO Holdings Inc.	310,125	36,576
	Polaris Industries Inc.	346,630	34,992
	Hormel Foods Corp.	777,444	30,631
	Lamb Weston Holdings Inc.	429,113	28,579
*	Wayfair Inc.	166,101	24,528
*,^ Under Armour Inc. Class A		1,088,282	23,093
*,^ Under Armour Inc.		1,118,219	21,761
*	Elanco Animal Health Inc.	90,722	3,165
			833,363
Consumer Services (7.9%)
*	Dollar Tree Inc.	1,392,936	113,594
*	Ulta Beauty Inc.	334,920	94,488
	Expedia Group Inc.	680,455	88,786
*	CarMax Inc.	1,034,339	77,234
	Wynn Resorts Ltd.	572,798	72,780
	Domino's Pizza Inc.	245,268	72,305
*	Norwegian Cruise Line Holdings Ltd.	1,167,528	67,051
*	Chipotle Mexican Grill Inc. Class A	146,580	66,623
	Tractor Supply Co.	713,455	64,839
*	Copart Inc.	1,156,318	59,585
	FactSet Research Systems Inc.	224,637	50,254
	Tiffany & Co.	340,843	43,958
*	GrubHub Inc.	265,111	36,750
	Rollins Inc.	575,483	34,926
	Wyndham Hotels & Resorts Inc.	585,915	32,559
	Vail Resorts Inc.	118,173	32,429
	Hyatt Hotels Corp. Class A	240,959	19,178
*	TripAdvisor Inc.	310,785	15,872
*	Carvana Co. Class A	90,355	5,339
	Ross Stores Inc.	120	12
	MGM Resorts International	160	4
	Altice USA Inc. Class A	40	1

Wyndham Destinations Inc.	16	1
		1,048,568
Financials (15.9%)
Moody's Corp.	955,646	159,784
Digital Realty Trust Inc.	1,207,439	135,813
* SBA Communications Corp. Class A	672,839	108,078
* IHS Markit Ltd.	1,952,107	105,336
* SVB Financial Group	311,742	96,899
Realty Income Corp.	1,699,313	96,674
Essex Property Trust Inc.	386,971	95,470
Equifax Inc.	705,422	92,107
* Markel Corp.	77,282	91,849
First Republic Bank	952,906	91,479
MSCI Inc. Class A	494,415	87,714
* CBRE Group Inc. Class A	1,891,168	83,400
* E*TRADE Financial Corp.	1,521,273	79,699
Alexandria Real Estate Equities Inc.	619,537	77,932
AvalonBay Communities Inc.	404,835	73,336
Vornado Realty Trust	1,002,961	73,216
Mid-America Apartment Communities Inc.	666,645	66,784
Cboe Global Markets Inc.	654,995	62,853
Extra Space Storage Inc.	703,890	60,985
Regency Centers Corp.	942,768	60,969
Iron Mountain Inc.	1,675,940	57,853
Federal Realty Investment Trust	430,400	54,433
SEI Investments Co.	826,565	50,503
* Black Knight Inc.	831,061	43,174
Arthur J Gallagher & Co.	535,228	39,842
Invitation Homes Inc.	1,678,246	38,449
SL Green Realty Corp.	253,751	24,748
		2,109,379
Health Care (13.1%)
* Edwards Lifesciences Corp.	1,226,653	213,560
* Align Technology Inc.	447,012	174,880
* Centene Corp.	1,142,330	165,387
* IDEXX Laboratories Inc.	507,277	126,647
* IQVIA Holdings Inc.	949,480	123,186
* ABIOMED Inc.	249,756	112,328
* BioMarin Pharmaceutical Inc.	1,040,429	100,890
ResMed Inc.	835,867	96,409
Cooper Cos. Inc.	287,657	79,724
* Incyte Corp.	1,058,440	73,117
Teleflex Inc.	268,264	71,382
* Nektar Therapeutics Class A	1,010,175	61,580
* Varian Medical Systems Inc.	536,199	60,017
* Jazz Pharmaceuticals plc	336,100	56,509
* Seattle Genetics Inc.	604,363	46,608
* Alnylam Pharmaceuticals Inc.	530,549	46,434
* WellCare Health Plans Inc.	144,467	46,300
* Alkermes plc	910,444	38,639
* DexCom Inc.	258,938	37,039
		1,730,636
Industrials (26.6%)
* Fiserv Inc.	2,372,241	195,425
Roper Technologies Inc.	605,420	179,332
* Worldpay Inc. Class A	1,767,849	179,030

	Amphenol Corp. Class A	1,759,519	165,430
	Rockwell Collins Inc.	962,922	135,262
	Waste Connections Inc.	1,543,469	123,123
	Global Payments Inc.	926,713	118,063
*	FleetCor Technologies Inc.	517,811	117,978
*	Verisk Analytics Inc. Class A	916,676	110,505
	AMETEK Inc.	1,358,482	107,483
*	TransDigm Group Inc.	277,486	103,308
	Cintas Corp.	498,088	98,527
	Fastenal Co.	1,680,978	97,530
	Total System Services Inc.	961,797	94,968
*	Mettler-Toledo International Inc.	147,716	89,956
	Broadridge Financial Solutions Inc.	681,454	89,918
*	CoStar Group Inc.	213,184	89,716
	Vulcan Materials Co.	774,895	86,168
*	XPO Logistics Inc.	743,116	84,842
*	Waters Corp.	428,918	83,502
*	Square Inc.	839,315	83,101
	TransUnion	1,081,955	79,610
	Expeditors International of Washington Inc.	1,021,245	75,092
	Old Dominion Freight Line Inc.	432,248	69,704
	Kansas City Southern	598,416	67,789
	Martin Marietta Materials Inc.	369,107	67,159
	Masco Corp.	1,801,076	65,919
*	Trimble Inc.	1,464,045	63,627
	JB Hunt Transport Services Inc.	512,358	60,940
	Packaging Corp. of America	553,507	60,714
	Snap-on Inc.	330,355	60,653
	Wabtec Corp.	508,033	53,283
*	Sensata Technologies Holding plc	993,710	49,238
	Robert Half International Inc.	681,174	47,941
	Xylem Inc.	526,451	42,048
	CH Robinson Worldwide Inc.	406,069	39,762
*	United Rentals Inc.	242,531	39,678
	Jack Henry & Associates Inc.	226,182	36,207
*	IPG Photonics Corp.	204,841	31,970
	Cognex Corp.	479,006	26,738
	AO Smith Corp.	423,651	22,610
	Acuity Brands Inc.	117,769	18,513
^	ADT Inc.	665,235	6,247
	Alliance Data Systems Corp.	16	4
			3,518,613
Oil & Gas (7.3%)
*	Concho Resources Inc.	1,173,251	179,214
	ONEOK Inc.	2,409,312	163,327
	Apache Corp.	2,240,752	106,817
*	Cheniere Energy Inc.	1,308,513	90,929
	Diamondback Energy Inc.	577,733	78,104
	Targa Resources Corp.	1,321,228	74,398
	Hess Corp.	833,669	59,674
	Cabot Oil & Gas Corp.	2,583,992	58,191
	Cimarex Energy Co.	558,440	51,901
	Noble Energy Inc.	1,414,380	44,115
*	Continental Resources Inc.	551,044	37,625
*	Antero Resources Corp.	697,099	12,346
	Helmerich & Payne Inc.	151,671	10,430

	EQT Corp.			84	4
					967,075
Technology (21.0%)
*	Autodesk Inc.			1,283,819	200,417
*	Advanced Micro Devices Inc.			5,139,757	158,767
*	Red Hat Inc.			1,039,102	141,609
*	Workday Inc. Class A			856,442	125,023
	Xilinx Inc.			1,481,569	118,777
*	Cerner Corp.			1,830,987	117,934
*	Palo Alto Networks Inc.			516,914	116,440
	Harris Corp.			687,305	116,299
*	Twitter Inc.			3,995,712	113,718
	Microchip Technology Inc.			1,379,986	108,895
*	VeriSign Inc.			642,764	102,919
*	Splunk Inc.			849,457	102,708
*	ServiceNow Inc.			521,134	101,949
*	IAC/InterActiveCorp			453,586	98,301
	Skyworks Solutions Inc.			1,048,530	95,112
*	ANSYS Inc.			493,811	92,185
*	Citrix Systems Inc.			754,969	83,922
*	Arista Networks Inc.			306,836	81,575
*	Gartner Inc.			505,431	80,111
*	GoDaddy Inc. Class A			920,949	76,798
*	Cadence Design Systems Inc.			1,656,696	75,081
*	F5 Networks Inc.			356,255	71,044
*	Akamai Technologies Inc.			943,254	68,999
	SS&C Technologies Holdings Inc.			1,193,081	67,803
	CDK Global Inc.			757,975	47,419
	KLA-Tencor Corp.			457,120	46,494
*	Fortinet Inc.			421,327	38,876
*	Veeva Systems Inc. Class A			353,473	38,483
*,^ Snap Inc.				3,386,747	28,720
*	Qorvo Inc.			368,294	28,318
*,^ Match Group Inc.				294,432	17,051
*	Dropbox Inc. Class A			525,417	14,097
	LogMeIn Inc.			152,042	13,547
					2,789,391
Telecommunications (0.3%)
*	Zayo Group Holdings Inc.			1,227,487	42,618

Total Common Stocks (Cost $9,643,402)					13,215,004
		Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund		2.209%		843,110	84,311

				Face
			Maturity	Amount
			Date	($000)

U.	S. Government and Agency Obligations (0.0%)

4 United States Treasury Bill	2.034%–2.078%	11/15/18	1,500	1,496
4 United States Treasury Bill	2.280%	2/21/19	500	495
				1,991
Total Temporary Cash Investments (Cost $86,305)				86,302

Total Investments (100.3%) (Cost $9,729,707)	13,301,306
Other Asset and Liabilities-Net (-0.3%)3	(44,959)
Net Assets (100%)	13,256,347

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $40,866,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $42,727,000 of collateral received for securities on loan.
4	Securities with a value of $1,991,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	139	20,287	53
E-mini S&P Mid-Cap 400 Index	December 2018	98	19,847	(280)
				(227)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin

Mid-Cap Growth Index Fund

representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,215,004	—	—
Temporary Cash Investments	84,311	1,991	—
Futures Contracts—Assets[1]	64	—	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	13,299,373	1,991	—
1 Represents variation margin on the last day of the reporting period.

Vanguard Large-Cap Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)1
Basic Materials (2.1%)
DowDuPont Inc.	1,932,429	124,275
Praxair Inc.	240,883	38,717
Ecolab Inc.	217,809	34,148
Air Products & Chemicals Inc.	183,664	30,681
LyondellBasell Industries NV Class A	260,844	26,739
PPG Industries Inc.	202,671	22,118
International Paper Co.	342,470	16,832
Nucor Corp.	264,746	16,798
Freeport-McMoRan Inc.	1,154,047	16,064
Newmont Mining Corp.	446,798	13,493
Celanese Corp. Class A	113,025	12,885
CF Industries Holdings Inc.	195,738	10,656
International Flavors & Fragrances Inc.	75,881	10,557
Eastman Chemical Co.	106,476	10,192
FMC Corp.	112,817	9,835
Mosaic Co.	290,137	9,424
Albemarle Corp.	90,825	9,063
Avery Dennison Corp.	73,233	7,935
* Axalta Coating Systems Ltd.	181,345	5,288
Reliance Steel & Aluminum Co.	57,609	4,913
Steel Dynamics Inc.	93,151	4,210
* Alcoa Corp.	78,271	3,162
Westlake Chemical Corp.	32,525	2,703
		440,688
Consumer Goods (7.7%)
Procter & Gamble Co.	2,084,688	173,509
Coca-Cola Co.	3,205,688	148,071
PepsiCo Inc.	1,184,538	132,431
Philip Morris International Inc.	1,301,916	106,158
Altria Group Inc.	1,578,869	95,222
NIKE Inc. Class B	1,072,449	90,858
Mondelez International Inc. Class A	1,228,163	52,762
Activision Blizzard Inc.	606,601	50,463
Colgate-Palmolive Co.	726,726	48,654
General Motors Co.	1,063,379	35,804
Kimberly-Clark Corp.	291,182	33,090
* Electronic Arts Inc.	255,288	30,760
Ford Motor Co.	3,280,219	30,342
Constellation Brands Inc. Class A	133,565	28,799
*,^ Tesla Inc.	107,157	28,372
Kraft Heinz Co.	510,776	28,149
Estee Lauder Cos. Inc. Class A	187,808	27,292
VF Corp.	265,499	24,811
Archer-Daniels-Midland Co.	468,953	23,574
General Mills Inc.	499,103	21,422
* Monster Beverage Corp.	347,087	20,228
Aptiv plc	221,809	18,610
Kellogg Co.	232,374	16,271

	Clorox Co.	107,282	16,136
	Tyson Foods Inc. Class A	247,816	14,752
*	Lululemon Athletica Inc.	89,501	14,543
	McCormick & Co. Inc.	101,527	13,376
*	Take-Two Interactive Software Inc.	95,332	13,155
	DR Horton Inc.	299,830	12,647
	Church & Dwight Co. Inc.	205,558	12,204
	Tapestry Inc.	241,360	12,133
	Hershey Co.	118,248	12,061
	Brown-Forman Corp. Class B	235,218	11,890
	Genuine Parts Co.	116,852	11,615
	Lennar Corp. Class A	244,496	11,416
	Conagra Brands Inc.	327,942	11,140
	Hasbro Inc.	95,693	10,059
	PVH Corp.	64,617	9,331
*	Mohawk Industries Inc.	53,087	9,309
	JM Smucker Co.	90,498	9,286
	Molson Coors Brewing Co. Class B	147,460	9,069
	Hormel Foods Corp.	222,032	8,748
	Lamb Weston Holdings Inc.	122,462	8,156
*	Michael Kors Holdings Ltd.	118,819	8,146
	Bunge Ltd.	118,377	8,134
*	LKQ Corp.	253,090	8,015
	Lear Corp.	54,867	7,956
	BorgWarner Inc.	174,931	7,484
	Newell Brands Inc.	356,222	7,231
	Garmin Ltd.	102,824	7,203
*	NVR Inc.	2,887	7,133
	Whirlpool Corp.	54,134	6,428
	Ralph Lauren Corp. Class A	46,278	6,366
	Harley-Davidson Inc.	139,302	6,310
	Fortune Brands Home & Security Inc.	119,384	6,251
^	Campbell Soup Co.	163,883	6,003
	Hanesbrands Inc.	302,605	5,577
	PulteGroup Inc.	213,826	5,296
*	WABCO Holdings Inc.	44,315	5,227
	Jefferies Financial Group Inc.	236,997	5,204
	Polaris Industries Inc.	49,532	5,000
	Coty Inc. Class A	345,807	4,343
*	Keurig Dr Pepper Inc.	174,565	4,045
*	Wayfair Inc.	23,741	3,506
*,^ Under Armour Inc. Class A		156,173	3,314
	Ingredion Inc.	29,735	3,121
*	Under Armour Inc.	158,816	3,091
	Goodyear Tire & Rubber Co.	99,230	2,321
*	Elanco Animal Health Inc.	59,660	2,082
	Lennar Corp. Class B	12,505	481
			1,641,946
Consumer Services (13.8%)
*	Amazon.com Inc.	347,226	695,494
	Home Depot Inc.	958,247	198,501
	Walt Disney Co.	1,183,312	138,377
	Comcast Corp. Class A	3,829,593	135,606
*	Netflix Inc.	346,476	129,627
	Walmart Inc.	1,235,708	116,045
	McDonald's Corp.	649,729	108,693
	Costco Wholesale Corp.	367,293	86,270

* Booking Holdings Inc.	39,759	78,882
Lowe's Cos. Inc.	645,276	74,091
CVS Health Corp.	852,655	67,121
Starbucks Corp.	1,073,361	61,010
TJX Cos. Inc.	497,450	55,724
Walgreens Boots Alliance Inc.	706,428	51,499
* Charter Communications Inc. Class A	135,935	44,298
Twenty-First Century Fox Inc. Class A	902,531	41,814
Target Corp.	440,844	38,887
Ross Stores Inc.	315,376	31,254
Delta Air Lines Inc.	521,110	30,136
Marriott International Inc. Class A	217,932	28,774
Sysco Corp.	391,816	28,701
Southwest Airlines Co.	431,938	26,975
* eBay Inc.	787,309	25,997
Dollar General Corp.	224,103	24,494
Yum! Brands Inc.	265,737	24,158
* O'Reilly Automotive Inc.	67,477	23,436
McKesson Corp.	167,311	22,194
Carnival Corp.	333,263	21,252
Hilton Worldwide Holdings Inc.	249,703	20,171
Las Vegas Sands Corp.	329,965	19,577
Kroger Co.	667,260	19,424
Royal Caribbean Cruises Ltd.	140,005	18,192
Twenty-First Century Fox Inc.	381,419	17,477
* United Continental Holdings Inc.	194,073	17,284
* AutoZone Inc.	22,140	17,174
CBS Corp. Class B	287,905	16,540
* Dollar Tree Inc.	199,010	16,229
Best Buy Co. Inc.	198,906	15,785
American Airlines Group Inc.	347,132	14,347
* Ulta Beauty Inc.	47,884	13,509
Omnicom Group Inc.	187,924	12,783
Expedia Group Inc.	97,278	12,693
Tiffany & Co.	97,400	12,562
AmerisourceBergen Corp. Class A	135,903	12,533
Darden Restaurants Inc.	103,461	11,504
MGM Resorts International	405,423	11,315
* CarMax Inc.	147,883	11,042
Kohl's Corp.	139,964	10,434
Wynn Resorts Ltd.	82,007	10,420
Domino's Pizza Inc.	35,071	10,339
Viacom Inc. Class B	299,291	10,104
Advance Auto Parts Inc.	58,967	9,926
* Norwegian Cruise Line Holdings Ltd.	166,920	9,586
* Chipotle Mexican Grill Inc. Class A	20,979	9,535
Tractor Supply Co.	101,987	9,269
Macy's Inc.	256,795	8,918
Aramark	206,743	8,894
* Copart Inc.	165,413	8,524
* Discovery Communications Inc.	285,938	8,458
Nielsen Holdings plc	297,205	8,221
* Qurate Retail Group Inc. QVC Group Class A	360,985	8,017
* Liberty Broadband Corp.	88,530	7,463
Interpublic Group of Cos. Inc.	321,455	7,352
FactSet Research Systems Inc.	32,117	7,185
Alaska Air Group Inc.	103,190	7,106

	Gap Inc.	243,410	7,022
*	DISH Network Corp. Class A	182,663	6,532
	L Brands Inc.	197,349	5,980
^	Sirius XM Holdings Inc.	941,786	5,952
*	Liberty Media Corp-Liberty SiriusXM Class C	136,807	5,944
	Nordstrom Inc.	98,334	5,881
*	GrubHub Inc.	37,896	5,253
	Altice USA Inc. Class A	286,971	5,206
	News Corp. Class A	390,048	5,145
	Rollins Inc.	82,285	4,994
	Wyndham Hotels & Resorts Inc.	84,032	4,670
	Vail Resorts Inc.	16,888	4,634
*,^ Discovery Communications Inc. Class A		124,530	3,985
*	Liberty Media Corp-Liberty SiriusXM Class A	68,950	2,995
	Hyatt Hotels Corp. Class A	34,406	2,738
*	TripAdvisor Inc.	44,455	2,270
*	Liberty Broadband Corp. Class A	21,657	1,826
*,^ Carvana Co. Class A		12,919	763
	News Corp. Class B	34,097	464
	Viacom Inc. Class A	4,527	165
	CBS Corp. Class A	1,929	112
			2,941,733
Financials (18.0%)
*	Berkshire Hathaway Inc. Class B	1,632,645	349,566
	JPMorgan Chase & Co.	2,814,781	317,620
	Bank of America Corp.	7,947,000	234,119
	Visa Inc. Class A	1,487,977	223,330
	Wells Fargo & Co.	3,630,257	190,806
	Mastercard Inc. Class A	772,661	172,002
	Citigroup Inc.	2,107,686	151,205
	US Bancorp	1,296,070	68,445
	Goldman Sachs Group Inc.	284,547	63,807
	American Express Co.	576,826	61,426
	American Tower Corp.	369,213	53,647
	Morgan Stanley	1,095,790	51,031
	PNC Financial Services Group Inc.	369,404	50,309
	Charles Schwab Corp.	1,018,383	50,054
	Chubb Ltd.	368,569	49,256
	CME Group Inc.	285,193	48,543
	Simon Property Group Inc.	258,975	45,774
	BlackRock Inc.	93,542	44,089
	S&P Global Inc.	210,636	41,156
	American International Group Inc.	744,071	39,614
	Crown Castle International Corp.	347,331	38,668
	Bank of New York Mellon Corp.	753,604	38,426
	Capital One Financial Corp.	400,646	38,033
	Intercontinental Exchange Inc.	480,192	35,962
	Prologis Inc.	527,068	35,730
	Prudential Financial Inc.	349,227	35,384
	Marsh & McLennan Cos. Inc.	422,922	34,984
	Progressive Corp.	488,159	34,679
	BB&T Corp.	648,605	31,483
	Aon plc	203,224	31,252
	Aflac Inc.	643,013	30,267
	MetLife Inc.	624,853	29,193
	Travelers Cos. Inc.	224,178	29,078
	Equinix Inc.	66,581	28,822

Allstate Corp.	289,965	28,620
SunTrust Banks Inc.	385,871	25,772
State Street Corp.	301,819	25,286
Public Storage	123,975	24,997
Moody's Corp.	136,675	22,852
Discover Financial Services	286,936	21,936
T. Rowe Price Group Inc.	193,455	21,121
AvalonBay Communities Inc.	115,700	20,959
Weyerhaeuser Co.	634,867	20,487
Equity Residential	308,239	20,424
Welltower Inc.	311,618	20,043
Digital Realty Trust Inc.	172,535	19,407
Northern Trust Corp.	177,587	18,137
M&T Bank Corp.	108,384	17,834
Ameriprise Financial Inc.	118,789	17,540
KeyCorp	881,123	17,526
Synchrony Financial	558,250	17,350
Regions Financial Corp.	923,355	16,944
Ventas Inc.	298,643	16,240
Boston Properties Inc.	129,272	15,912
Fifth Third Bancorp	558,074	15,581
* SBA Communications Corp. Class A	96,187	15,451
Citizens Financial Group Inc.	398,611	15,374
* IHS Markit Ltd.	279,126	15,062
Hartford Financial Services Group Inc.	299,997	14,988
Principal Financial Group Inc.	238,487	13,973
* SVB Financial Group	44,573	13,855
Realty Income Corp.	242,953	13,822
Huntington Bancshares Inc.	925,345	13,806
Essex Property Trust Inc.	55,248	13,630
Equifax Inc.	100,899	13,174
* Markel Corp.	11,056	13,140
Host Hotels & Resorts Inc.	621,719	13,118
First Republic Bank	136,232	13,078
Comerica Inc.	143,562	12,949
TD Ameritrade Holding Corp.	237,807	12,563
MSCI Inc. Class A	70,666	12,537
Lincoln National Corp.	181,470	12,278
* CBRE Group Inc. Class A	270,505	11,929
Arthur J Gallagher & Co.	153,116	11,398
* E*TRADE Financial Corp.	217,436	11,391
Alexandria Real Estate Equities Inc.	88,592	11,144
Annaly Capital Management Inc.	1,082,596	11,075
KKR & Co. Inc. Class A	398,467	10,866
Loews Corp.	211,687	10,633
Vornado Realty Trust	143,360	10,465
HCP Inc.	394,191	10,375
Raymond James Financial Inc.	110,026	10,128
Cincinnati Financial Corp.	129,424	9,941
* Arch Capital Group Ltd.	322,496	9,614
Mid-America Apartment Communities Inc.	95,447	9,562
Ally Financial Inc.	353,449	9,349
UDR Inc.	224,439	9,074
Cboe Global Markets Inc.	93,637	8,985
Regency Centers Corp.	134,846	8,720
Extra Space Storage Inc.	100,543	8,711
Fidelity National Financial Inc.	218,746	8,608

Duke Realty Corp.	299,126	8,486
Iron Mountain Inc.	239,763	8,277
Nasdaq Inc.	96,401	8,271
Zions Bancorporation	162,846	8,167
Franklin Resources Inc.	264,761	8,051
Invesco Ltd.	343,479	7,859
Everest Re Group Ltd.	34,218	7,818
Federal Realty Investment Trust	61,633	7,795
Alleghany Corp.	11,886	7,756
Reinsurance Group of America Inc. Class A	53,317	7,708
AGNC Investment Corp.	396,070	7,379
Torchmark Corp.	84,960	7,365
Camden Property Trust	77,710	7,271
SEI Investments Co.	118,159	7,220
Unum Group	183,176	7,157
Western Union Co.	374,587	7,140
SL Green Realty Corp.	72,515	7,072
* Athene Holding Ltd. Class A	131,001	6,768
Voya Financial Inc.	134,258	6,669
Macerich Co.	118,370	6,545
* Black Knight Inc.	118,632	6,163
Affiliated Managers Group Inc.	44,731	6,116
WR Berkley Corp.	76,510	6,115
VEREIT Inc.	810,003	5,881
Kimco Realty Corp.	335,320	5,613
Jones Lang LaSalle Inc.	38,153	5,506
Invitation Homes Inc.	239,309	5,483
Lazard Ltd. Class A	108,755	5,234
People's United Financial Inc.	292,312	5,004
CIT Group Inc.	94,765	4,891
Interactive Brokers Group Inc.	59,728	3,304
AXA Equitable Holdings Inc.	140,009	3,003
* Brighthouse Financial Inc.	50,147	2,219
New York Community Bancorp Inc.	195,027	2,022
* Berkshire Hathaway Inc. Class A	6	1,920
		3,846,742
Health Care (13.7%)
Johnson & Johnson	2,246,892	310,453
Pfizer Inc.	4,909,685	216,370
UnitedHealth Group Inc.	806,094	214,453
Merck & Co. Inc.	2,227,423	158,013
AbbVie Inc.	1,268,249	119,951
Amgen Inc.	542,095	112,371
Medtronic plc	1,132,084	111,363
Abbott Laboratories	1,469,387	107,794
Eli Lilly & Co.	809,540	86,872
Bristol-Myers Squibb Co.	1,366,749	84,848
Gilead Sciences Inc.	1,085,703	83,827
Thermo Fisher Scientific Inc.	337,399	82,352
Anthem Inc.	217,717	59,665
* Biogen Inc.	168,711	59,607
Becton Dickinson and Co.	224,082	58,485
Aetna Inc.	274,173	55,616
* Intuitive Surgical Inc.	95,266	54,683
Allergan plc	284,213	54,137
* Celgene Corp.	589,072	52,716
* Illumina Inc.	123,085	45,180

* Express Scripts Holding Co.	470,948	44,745
* Boston Scientific Corp.	1,158,227	44,592
Stryker Corp.	250,634	44,533
Cigna Corp.	203,900	42,462
* Vertex Pharmaceuticals Inc.	214,036	41,253
Humana Inc.	115,405	39,067
Zoetis Inc.	403,548	36,949
Baxter International Inc.	425,062	32,768
HCA Healthcare Inc.	231,857	32,256
* Edwards Lifesciences Corp.	175,364	30,531
* Regeneron Pharmaceuticals Inc.	66,707	26,952
* Align Technology Inc.	63,907	25,002
* Alexion Pharmaceuticals Inc.	177,206	24,633
* Centene Corp.	163,216	23,630
Zimmer Biomet Holdings Inc.	170,353	22,396
* IDEXX Laboratories Inc.	72,522	18,106
* IQVIA Holdings Inc.	135,733	17,610
* ABIOMED Inc.	35,707	16,059
* Mylan NV	410,189	15,013
* Laboratory Corp. of America Holdings	85,341	14,822
* BioMarin Pharmaceutical Inc.	148,734	14,423
Cardinal Health Inc.	258,648	13,967
ResMed Inc.	119,661	13,802
Quest Diagnostics Inc.	114,460	12,351
Cooper Cos. Inc.	41,129	11,399
* Henry Schein Inc.	128,237	10,904
* Incyte Corp.	151,489	10,465
Teleflex Inc.	38,354	10,206
* Hologic Inc.	227,904	9,340
Universal Health Services Inc. Class B	72,100	9,217
* Nektar Therapeutics Class A	144,454	8,806
* Varian Medical Systems Inc.	76,753	8,591
* Jazz Pharmaceuticals plc	48,068	8,082
* DaVita Inc.	104,836	7,509
Perrigo Co. plc	103,145	7,303
Dentsply Sirona Inc.	186,215	7,028
* Seattle Genetics Inc.	86,455	6,667
* Alnylam Pharmaceuticals Inc.	75,979	6,650
* WellCare Health Plans Inc.	20,651	6,618
* Alkermes plc	130,127	5,523
* DexCom Inc.	37,013	5,294
		2,916,280
Industrials (12.4%)
Boeing Co.	457,097	169,994
3M Co.	491,296	103,521
Honeywell International Inc.	621,936	103,490
Union Pacific Corp.	619,345	100,848
Accenture plc Class A	536,637	91,336
United Technologies Corp.	636,562	88,998
* PayPal Holdings Inc.	941,791	82,727
General Electric Co.	7,280,289	82,194
Caterpillar Inc.	497,752	75,902
Lockheed Martin Corp.	202,728	70,136
United Parcel Service Inc. Class B	580,739	67,801
Danaher Corp.	527,418	57,309
Automatic Data Processing Inc.	348,559	52,514
CSX Corp.	683,321	50,600

Raytheon Co.	238,898	49,371
FedEx Corp.	199,326	47,996
Northrop Grumman Corp.	145,828	46,281
General Dynamics Corp.	210,910	43,177
Norfolk Southern Corp.	234,540	42,334
Deere & Co.	271,600	40,830
Emerson Electric Co.	526,329	40,306
Illinois Tool Works Inc.	252,774	35,671
Waste Management Inc.	359,087	32,447
Sherwin-Williams Co.	70,384	32,039
Eaton Corp. plc	362,875	31,472
Fidelity National Information Services Inc.	275,391	30,037
* Fiserv Inc.	339,142	27,939
Johnson Controls International plc	774,719	27,115
TE Connectivity Ltd.	291,867	25,664
Roper Technologies Inc.	86,555	25,638
* Worldpay Inc. Class A	252,741	25,595
* Square Inc.	239,986	23,761
Amphenol Corp. Class A	251,586	23,654
^ Fortive Corp.	262,996	22,189
Ingersoll-Rand plc	205,452	21,018
Parker-Hannifin Corp.	110,850	20,389
PACCAR Inc.	293,586	20,020
Paychex Inc.	270,562	19,927
Rockwell Collins Inc.	137,698	19,342
Rockwell Automation Inc.	103,147	19,342
Cummins Inc.	129,934	18,979
Agilent Technologies Inc.	267,959	18,902
Stanley Black & Decker Inc.	128,149	18,766
Waste Connections Inc.	220,689	17,604
Global Payments Inc.	132,489	16,879
* FleetCor Technologies Inc.	74,031	16,867
* Verisk Analytics Inc. Class A	131,074	15,801
Willis Towers Watson plc	109,525	15,436
AMETEK Inc.	194,198	15,365
* TransDigm Group Inc.	39,668	14,768
WW Grainger Inc.	39,939	14,275
Cintas Corp.	71,223	14,089
L3 Technologies Inc.	65,595	13,947
Fastenal Co.	240,344	13,945
Total System Services Inc.	137,657	13,592
Textron Inc.	187,221	13,381
Republic Services Inc. Class A	177,154	12,872
* Mettler-Toledo International Inc.	21,118	12,860
Broadridge Financial Solutions Inc.	97,436	12,857
* CoStar Group Inc.	30,458	12,818
Ball Corp.	288,064	12,672
Vulcan Materials Co.	110,853	12,327
* XPO Logistics Inc.	106,259	12,132
Xylem Inc.	150,400	12,012
* Waters Corp.	61,316	11,937
WestRock Co.	213,692	11,420
TransUnion	154,749	11,386
CH Robinson Worldwide Inc.	116,053	11,364
* United Rentals Inc.	69,308	11,339
* First Data Corp. Class A	448,859	10,984
Dover Corp.	123,705	10,952

	Expeditors International of Washington Inc.	145,822	10,722
	Old Dominion Freight Line Inc.	61,829	9,971
	Kansas City Southern	85,572	9,694
	Martin Marietta Materials Inc.	52,825	9,612
	Masco Corp.	257,665	9,431
	Huntington Ingalls Industries Inc.	36,281	9,291
	Alliance Data Systems Corp.	39,116	9,238
*	Trimble Inc.	209,254	9,094
	Jacobs Engineering Group Inc.	118,694	9,080
	JB Hunt Transport Services Inc.	73,286	8,717
	Snap-on Inc.	47,241	8,673
	Packaging Corp. of America	79,047	8,671
	Arconic Inc.	364,522	8,023
	Wabtec Corp.	72,652	7,620
*	Sensata Technologies Holding plc	142,120	7,042
	Robert Half International Inc.	97,447	6,858
	Fluor Corp.	117,645	6,835
	Hubbell Inc. Class B	45,985	6,142
	Pentair plc	132,217	5,732
	Allison Transmission Holdings Inc.	109,382	5,689
*	Crown Holdings Inc.	112,994	5,424
*	Arrow Electronics Inc.	73,011	5,382
	Sealed Air Corp.	133,038	5,341
*	Keysight Technologies Inc.	78,484	5,202
	Jack Henry & Associates Inc.	32,340	5,177
	Owens Corning	92,686	5,030
	Xerox Corp.	181,471	4,896
	ManpowerGroup Inc.	54,361	4,673
*	IPG Photonics Corp.	29,364	4,583
	Cognex Corp.	68,452	3,821
	FLIR Systems Inc.	57,651	3,544
	AO Smith Corp.	60,303	3,218
	Flowserve Corp.	55,070	3,012
	Acuity Brands Inc.	16,827	2,645
^	ADT Inc.	93,253	876
			2,652,411
Oil & Gas (5.9%)
	Exxon Mobil Corp.	3,545,903	301,473
	Chevron Corp.	1,604,792	196,234
	ConocoPhillips	973,249	75,329
	Schlumberger Ltd.	1,159,231	70,620
	EOG Resources Inc.	485,155	61,891
	Occidental Petroleum Corp.	640,448	52,626
	Valero Energy Corp.	357,946	40,716
	Phillips 66	349,935	39,445
	Marathon Petroleum Corp.	382,121	30,558
	Anadarko Petroleum Corp.	428,868	28,910
	Halliburton Co.	700,099	28,375
	Kinder Morgan Inc.	1,570,180	27,839
	Williams Cos. Inc.	1,013,830	27,566
*	Concho Resources Inc.	167,726	25,620
	Pioneer Natural Resources Co.	142,787	24,872
	ONEOK Inc.	344,637	23,363
	Andeavor	120,342	18,472
	Hess Corp.	238,319	17,059
	Marathon Oil Corp.	715,174	16,649
	Devon Energy Corp.	404,801	16,168

Apache Corp.	320,293	15,268
National Oilwell Varco Inc.	320,176	13,793
* Cheniere Energy Inc.	187,064	12,999
Noble Energy Inc.	404,609	12,620
Baker Hughes a GE Co.	344,787	11,664
Diamondback Energy Inc.	82,572	11,163
Targa Resources Corp.	188,931	10,639
HollyFrontier Corp.	147,539	10,313
EQT Corp.	221,095	9,779
Cabot Oil & Gas Corp.	369,473	8,321
Cimarex Energy Co.	80,061	7,441
OGE Energy Corp.	166,868	6,061
* Continental Resources Inc.	78,839	5,383
Helmerich & Payne Inc.	43,476	2,990
* Antero Resources Corp.	99,537	1,763
		1,263,982
Technology (21.5%)
Apple Inc.	3,640,687	821,849
Microsoft Corp.	6,422,333	734,522
* Facebook Inc. Class A	2,019,865	332,187
* Alphabet Inc. Class A	250,270	302,096
* Alphabet Inc. Class C	249,161	297,366
Cisco Systems Inc.	3,938,685	191,617
Intel Corp.	3,861,882	182,628
NVIDIA Corp.	483,773	135,950
Oracle Corp.	2,333,960	120,339
International Business Machines Corp.	764,457	115,594
* Adobe Systems Inc.	410,099	110,706
* salesforce.com Inc.	591,045	93,994
Broadcom Inc.	361,556	89,207
Texas Instruments Inc.	814,272	87,363
QUALCOMM Inc.	1,166,616	84,031
Intuit Inc.	204,096	46,411
* Micron Technology Inc.	971,261	43,930
Cognizant Technology Solutions Corp. Class A	485,961	37,492
HP Inc.	1,325,219	34,151
Applied Materials Inc.	823,301	31,821
* ServiceNow Inc.	148,991	29,147
Analog Devices Inc.	311,336	28,786
* Autodesk Inc.	183,567	28,657
Corning Inc.	678,434	23,949
* Advanced Micro Devices Inc.	734,840	22,699
DXC Technology Co.	235,482	22,022
* Red Hat Inc.	148,549	20,244
Hewlett Packard Enterprise Co.	1,241,157	20,243
Lam Research Corp.	131,984	20,022
NetApp Inc.	217,145	18,651
* Workday Inc. Class A	122,406	17,869
Motorola Solutions Inc.	136,011	17,700
Xilinx Inc.	211,849	16,984
* Cerner Corp.	261,774	16,861
* Palo Alto Networks Inc.	73,896	16,646
Harris Corp.	98,257	16,626
* Twitter Inc.	571,254	16,258
* Dell Technologies Inc. Class V	166,984	16,218
^ Microchip Technology Inc.	197,135	15,556
* VeriSign Inc.	91,894	14,714

*	Splunk Inc.	121,562	14,698
*	IAC/InterActiveCorp	64,849	14,054
	Skyworks Solutions Inc.	149,930	13,600
	Western Digital Corp.	231,812	13,570
	KLA-Tencor Corp.	130,715	13,295
*	ANSYS Inc.	70,597	13,179
	Maxim Integrated Products Inc.	232,902	13,133
*	Synopsys Inc.	124,516	12,279
*	Citrix Systems Inc.	107,989	12,004
*	Arista Networks Inc.	43,866	11,662
	CA Inc.	262,868	11,606
*	Gartner Inc.	72,262	11,454
	CDW Corp.	126,823	11,277
	Symantec Corp.	520,885	11,084
*	GoDaddy Inc. Class A	131,716	10,984
*	Cadence Design Systems Inc.	237,231	10,751
	Seagate Technology plc	216,629	10,257
*	F5 Networks Inc.	50,932	10,157
	Marvell Technology Group Ltd.	519,821	10,033
*	VMware Inc. Class A	63,266	9,873
*	Akamai Technologies Inc.	134,865	9,865
	SS&C Technologies Holdings Inc.	170,624	9,697
	Juniper Networks Inc.	288,718	8,653
*	Qorvo Inc.	105,251	8,093
	CDK Global Inc.	108,397	6,781
*	Fortinet Inc.	60,224	5,557
*	Veeva Systems Inc. Class A	50,529	5,501
*,^ Snap Inc.		483,928	4,104
*,^ Match Group Inc.		42,080	2,437
*	Dropbox Inc. Class A	75,083	2,014
	LogMeIn Inc.	21,716	1,935
			4,596,693
Telecommunications (2.0%)
	AT&T Inc.	6,082,023	204,235
	Verizon Communications Inc.	3,460,503	184,756
*	T-Mobile US Inc.	248,584	17,446
	CenturyLink Inc.	814,572	17,269
*	Zayo Group Holdings Inc.	175,549	6,095
*	Sprint Corp.	510,738	3,340
			433,141
Utilities (2.7%)
	NextEra Energy Inc.	400,188	67,071
	Duke Energy Corp.	596,588	47,739
	Dominion Energy Inc.	547,503	38,479
	Southern Co.	849,562	37,041
	Exelon Corp.	808,860	35,315
	American Electric Power Co. Inc.	412,904	29,267
	Sempra Energy	229,012	26,050
	Public Service Enterprise Group Inc.	423,382	22,350
	Xcel Energy Inc.	426,086	20,116
*	PG&E Corp.	432,926	19,919
	Consolidated Edison Inc.	260,574	19,853
	Edison International	272,791	18,462
	WEC Energy Group Inc.	264,180	17,637
	PPL Corp.	585,912	17,144
	DTE Energy Co.	152,131	16,602

	Eversource Energy			265,426	16,308
	FirstEnergy Corp.			407,080	15,131
	American Water Works Co. Inc.			151,116	13,294
	Ameren Corp.			204,341	12,918
	Evergy Inc.			227,631	12,501
	Entergy Corp.			151,327	12,277
	CMS Energy Corp.			237,387	11,632
	CenterPoint Energy Inc.			412,080	11,394
	Alliant Energy Corp.			199,452	8,491
	AES Corp.			554,707	7,766
	NiSource Inc.			304,592	7,590
	Pinnacle West Capital Corp.			93,795	7,427
*	Vistra Energy Corp.			173,688	4,321
	Avangrid Inc.			52,055	2,495
					576,590
Total Common Stocks (Cost $13,192,372)					21,310,206
		Coupon
Temporary Cash Investments (0.6%)1
Money Market Fund (0.6%)
2,3 Vanguard Market Liquidity Fund		2.209%		1,340,192	134,019

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	1.986%	10/18/18	1,100	1,099
4	United States Treasury Bill	2.022%-2.078%	11/15/18	1,900	1,895
4	United States Treasury Bill	2.059%	11/29/18	1,500	1,495
4	United States Treasury Bill	2.284%	2/21/19	100	99
					4,588
Total Temporary Cash Investments (Cost $138,608)					138,607
Total Investments (100.4%) (Cost $13,330,980)					21,448,813
Other Assets and Liabilities-Net (-0.4%)3					(94,267)
Net Assets (100%)					21,354,546

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $42,032,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $45,568,000 of collateral received for securities on loan.
4	Securities with a value of $2,422,000 have been segregated as initial margin for open futures contracts.

Large-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	320	46,704	115

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	21,288,017	22,189	—
Temporary Cash Investments	134,019	4,588	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	21,422,022	26,777	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying

Large-Cap Index Fund

index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits
(a) Certifications

By:	VANGUARD INDEX FUNDS

/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	VANGUARD INDEX FUNDS

/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

By:	VANGUARD INDEX FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2018

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.